Quarterly Report
March 31, 2020
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Defensive Global Equity Fund
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street International Value Spotlight Fund
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.1%
COMMUNICATION SERVICES — 10.5%
Activision Blizzard, Inc.	93,000	$5,531,640
Alphabet, Inc. Class A (a)	36,567	42,489,026
Alphabet, Inc. Class C (a)	36,487	42,427,448
AT&T, Inc.	889,740	25,935,921
Cars.com, Inc. (a)	1	4
CenturyLink, Inc.	112,178	1,061,204
Charter Communications, Inc. Class A (a)	19,200	8,377,152
Comcast Corp. Class A	552,066	18,980,029
Discovery, Inc. Class A (a)(b)	20,703	402,466
Discovery, Inc. Class C (a)	43,704	766,568
DISH Network Corp. Class A (a)	29,118	582,069
Electronic Arts, Inc. (a)	35,279	3,533,897
Facebook, Inc. Class A (a)	293,693	48,987,992
Fox Corp. Class A	40,566	958,575
Fox Corp. Class B (a)	20,100	459,888
Interpublic Group of Cos., Inc.	44,166	715,048
Live Nation Entertainment, Inc. (a)	16,100	731,906
Netflix, Inc. (a)	53,304	20,015,652
News Corp. Class A	50,888	456,720
News Corp. Class B	11,400	102,486
Omnicom Group, Inc.	24,991	1,372,006
Take-Two Interactive Software, Inc. (a)	14,300	1,696,123
T-Mobile US, Inc. (a)	38,200	3,204,980
Twitter, Inc. (a)	96,600	2,372,496
Verizon Communications, Inc.	503,715	27,064,607
ViacomCBS, Inc. Class B	62,081	869,755
Walt Disney Co.	219,364	21,190,562
		280,286,220
CONSUMER DISCRETIONARY — 9.6%
Advance Auto Parts, Inc.	7,900	737,228
Amazon.com, Inc. (a)	50,890	99,221,251
Aptiv PLC	29,319	1,443,668
AutoZone, Inc. (a)	3,076	2,602,296
Best Buy Co., Inc.	30,306	1,727,442
Booking Holdings, Inc. (a)	5,124	6,893,420
BorgWarner, Inc.	23,477	572,134
Capri Holdings, Ltd. (a)	17,814	192,213
CarMax, Inc. (a)(b)	18,803	1,012,165
Carnival Corp.	46,001	605,833
Chipotle Mexican Grill, Inc. (a)	3,386	2,215,798
D.R. Horton, Inc.	38,497	1,308,898
Darden Restaurants, Inc.	14,071	766,307
Security Description	Shares	Value
Dollar General Corp.	31,013	$4,683,273
Dollar Tree, Inc. (a)	30,626	2,250,092
eBay, Inc.	95,445	2,869,077
Expedia Group, Inc.	16,034	902,233
Ford Motor Co.	484,038	2,337,904
Gap, Inc. (b)	25,934	182,575
Garmin, Ltd.	16,540	1,239,838
General Motors Co.	153,023	3,179,818
Genuine Parts Co.	16,689	1,123,670
H&R Block, Inc. (b)	21,864	307,845
Hanesbrands, Inc. (b)	46,800	368,316
Harley-Davidson, Inc. (b)	21,016	397,833
Hasbro, Inc.	14,597	1,044,415
Hilton Worldwide Holdings, Inc.	35,200	2,402,048
Home Depot, Inc.	132,802	24,795,461
Kohl's Corp.	19,545	285,162
L Brands, Inc. (b)	27,121	313,519
Las Vegas Sands Corp.	44,200	1,877,174
Leggett & Platt, Inc.	17,054	455,001
Lennar Corp. Class A	32,106	1,226,449
LKQ Corp. (a)	35,000	717,850
Lowe's Cos., Inc.	93,450	8,041,373
Macy's, Inc. (b)	38,862	190,812
Marriott International, Inc. Class A	33,155	2,480,326
McDonald's Corp.	91,410	15,114,644
MGM Resorts International	59,000	696,200
Mohawk Industries, Inc. (a)	6,731	513,171
Newell Brands, Inc.	43,241	574,240
NIKE, Inc. Class B	152,606	12,626,620
Nordstrom, Inc. (b)	15,577	238,951
Norwegian Cruise Line Holdings, Ltd. (a)	24,300	266,328
NVR, Inc. (a)	400	1,027,644
O'Reilly Automotive, Inc. (a)	9,180	2,763,639
PulteGroup, Inc.	29,062	648,664
PVH Corp.	9,249	348,132
Ralph Lauren Corp.	6,279	419,626
Ross Stores, Inc.	44,056	3,831,550
Royal Caribbean Cruises, Ltd. (b)	19,700	633,749
Starbucks Corp.	147,130	9,672,326
Tapestry, Inc.	31,328	405,698
Target Corp.	63,472	5,900,992
Tiffany & Co.	14,299	1,851,721
TJX Cos., Inc.	149,674	7,155,914
Tractor Supply Co.	15,426	1,304,268
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,500	1,142,050
Under Armour, Inc. Class A (a)(b)	26,624	245,207
Under Armour, Inc. Class C (a)	27,575	222,255
VF Corp.	41,744	2,257,516
Whirlpool Corp.	8,402	720,892
Wynn Resorts, Ltd.	11,041	664,558

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	37,602	$2,576,865
		256,794,137
CONSUMER STAPLES — 7.7%
Altria Group, Inc.	227,529	8,798,546
Archer-Daniels-Midland Co.	71,032	2,498,906
Brown-Forman Corp. Class B	20,852	1,157,495
Campbell Soup Co.	19,182	885,441
Church & Dwight Co., Inc.	31,900	2,047,342
Clorox Co.	15,864	2,748,438
Coca-Cola Co.	469,000	20,753,250
Colgate-Palmolive Co.	107,223	7,115,318
Conagra Brands, Inc.	64,924	1,904,870
Constellation Brands, Inc. Class A	20,650	2,960,384
Costco Wholesale Corp.	54,655	15,583,780
Coty, Inc. Class A	39,812	205,430
Estee Lauder Cos., Inc. Class A	26,941	4,292,779
General Mills, Inc.	73,042	3,854,426
Hershey Co.	18,667	2,473,378
Hormel Foods Corp. (b)	37,202	1,735,101
J.M. Smucker Co.	14,305	1,587,855
Kellogg Co.	32,028	1,921,360
Kimberly-Clark Corp.	43,427	5,553,010
Kraft Heinz Co.	82,418	2,039,021
Kroger Co.	100,642	3,031,337
Lamb Weston Holdings, Inc.	16,700	953,570
McCormick & Co., Inc.	16,092	2,272,351
Molson Coors Beverage Co. Class B	23,553	918,803
Mondelez International, Inc. Class A	173,515	8,689,631
Monster Beverage Corp. (a)	48,035	2,702,449
PepsiCo, Inc.	169,616	20,370,882
Philip Morris International, Inc.	188,612	13,761,132
Procter & Gamble Co.	304,026	33,442,860
Sysco Corp.	62,074	2,832,437
Tyson Foods, Inc. Class A	38,444	2,224,754
Walmart, Inc.	172,403	19,588,429
Walgreens Boots Alliance, Inc.	91,705	4,195,504
		205,100,269
ENERGY — 2.6%
Apache Corp.	47,855	200,034
Baker Hughes Co.	74,479	782,030
Cabot Oil & Gas Corp.	55,078	946,791
Chevron Corp.	229,712	16,644,932
Concho Resources, Inc.	23,100	989,835
ConocoPhillips	139,227	4,288,192
Devon Energy Corp.	44,101	304,738
Diamondback Energy, Inc.	18,500	484,700
EOG Resources, Inc.	70,671	2,538,502
Exxon Mobil Corp.	514,475	19,534,616
Halliburton Co.	100,767	690,254
Helmerich & Payne, Inc.	13,726	214,812
Hess Corp.	29,657	987,578
Security Description	Shares	Value
HollyFrontier Corp.	20,000	$490,200
Kinder Morgan, Inc.	237,050	3,299,736
Marathon Oil Corp.	104,288	343,108
Marathon Petroleum Corp.	79,641	1,881,120
National Oilwell Varco, Inc.	44,016	432,677
Noble Energy, Inc.	54,625	329,935
Occidental Petroleum Corp.	109,773	1,271,171
ONEOK, Inc.	49,896	1,088,232
Phillips 66	54,073	2,901,016
Pioneer Natural Resources Co.	19,076	1,338,181
Schlumberger, Ltd.	167,250	2,256,202
TechnipFMC PLC	47,791	322,111
Valero Energy Corp.	49,523	2,246,363
Williams Cos., Inc.	159,558	2,257,746
		69,064,812
FINANCIALS — 10.7%
Aflac, Inc.	89,806	3,074,957
Allstate Corp.	39,639	3,636,085
American Express Co.	81,912	7,012,486
American International Group, Inc.	105,701	2,563,249
Ameriprise Financial, Inc.	16,944	1,736,421
Aon PLC	29,665	4,895,912
Arthur J Gallagher & Co.	24,700	2,013,297
Assurant, Inc.	7,885	820,750
Bank of America Corp.	985,005	20,911,656
Bank of New York Mellon Corp.	102,694	3,458,734
Berkshire Hathaway, Inc. Class B (a)	238,684	43,638,596
BlackRock, Inc.	14,816	6,518,596
Capital One Financial Corp.	56,295	2,838,394
Cboe Global Markets, Inc.	14,100	1,258,425
Charles Schwab Corp.	145,404	4,888,483
Chubb, Ltd.	56,853	6,349,912
Cincinnati Financial Corp.	17,409	1,313,509
Citigroup, Inc.	264,327	11,133,453
Citizens Financial Group, Inc.	49,900	938,619
CME Group, Inc.	44,163	7,636,224
Comerica, Inc.	16,427	481,968
Discover Financial Services	36,028	1,285,119
E*TRADE Financial Corp.	25,742	883,465
Everest Re Group, Ltd.	4,700	904,374
Fifth Third Bancorp	81,462	1,209,711
First Republic Bank	22,200	1,826,616
Franklin Resources, Inc.	37,989	634,036
Globe Life, Inc.	12,412	893,292
Goldman Sachs Group, Inc.	39,346	6,082,498
Hartford Financial Services Group, Inc.	41,367	1,457,773
Huntington Bancshares, Inc.	118,291	971,169
Intercontinental Exchange, Inc.	66,485	5,368,664
Invesco, Ltd.	42,111	382,368
JPMorgan Chase & Co.	382,543	34,440,346
KeyCorp	113,096	1,172,806
Lincoln National Corp.	22,682	596,990
Loews Corp.	29,219	1,017,698

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
M&T Bank Corp.	17,563	$1,816,541
MarketAxess Holdings, Inc.	5,000	1,662,850
Marsh & McLennan Cos., Inc.	63,519	5,491,853
MetLife, Inc.	95,570	2,921,575
Moody's Corp.	19,832	4,194,468
Morgan Stanley	138,775	4,718,350
MSCI, Inc.	10,300	2,976,288
Nasdaq, Inc.	13,075	1,241,471
Northern Trust Corp.	27,896	2,105,032
People's United Financial, Inc.	50,366	556,544
PNC Financial Services Group, Inc.	55,175	5,281,351
Principal Financial Group, Inc.	29,565	926,567
Progressive Corp.	70,849	5,231,490
Prudential Financial, Inc.	49,302	2,570,606
Raymond James Financial, Inc.	14,100	891,120
Regions Financial Corp.	110,546	991,598
S&P Global, Inc.	30,168	7,392,668
State Street Corp. (c)	45,678	2,433,267
SVB Financial Group (a)	5,900	891,372
Synchrony Financial	68,276	1,098,561
T Rowe Price Group, Inc.	28,255	2,759,101
Travelers Cos., Inc.	31,806	3,159,926
Truist Financial Corp.	168,715	5,203,171
Unum Group	26,705	400,842
US Bancorp	175,722	6,053,623
Wells Fargo & Co.	466,803	13,397,246
Willis Towers Watson PLC	16,176	2,747,494
WR Berkley Corp.	16,500	860,805
Zions Bancorp NA	19,395	519,010
		286,741,441
HEALTH CARE — 15.1%
Abbott Laboratories	214,549	16,930,062
AbbVie, Inc.	183,443	13,976,522
ABIOMED, Inc. (a)	5,100	740,316
Agilent Technologies, Inc.	39,093	2,799,841
Alexion Pharmaceuticals, Inc. (a)	28,673	2,574,549
Align Technology, Inc. (a)	8,200	1,426,390
Allergan PLC	41,006	7,262,163
AmerisourceBergen Corp.	17,234	1,525,209
Amgen, Inc.	73,654	14,931,875
Anthem, Inc.	30,919	7,019,850
Baxter International, Inc.	61,779	5,015,837
Becton Dickinson and Co.	33,156	7,618,254
Biogen, Inc. (a)	21,684	6,860,384
Boston Scientific Corp. (a)	175,557	5,728,425
Bristol-Myers Squibb Co.	290,475	16,191,076
Cardinal Health, Inc.	39,033	1,871,242
Centene Corp. (a)	70,304	4,176,761
Cerner Corp.	39,637	2,496,735
Cigna Corp. (a)	45,741	8,104,390
Cooper Cos., Inc.	5,700	1,571,319
CVS Health Corp.	156,994	9,314,454
Danaher Corp.	79,494	11,002,765
DaVita, Inc. (a)	10,128	770,336
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	25,434	$987,602
Edwards Lifesciences Corp. (a)	25,210	4,755,110
Eli Lilly & Co.	104,772	14,533,972
Gilead Sciences, Inc.	157,052	11,741,207
HCA Healthcare, Inc.	32,400	2,911,140
Henry Schein, Inc. (a)	18,700	944,724
Hologic, Inc. (a)	34,300	1,203,930
Humana, Inc.	16,090	5,052,582
IDEXX Laboratories, Inc. (a)	10,900	2,640,416
Illumina, Inc. (a)	17,500	4,779,600
Incyte Corp. (a)	20,500	1,501,215
Intuitive Surgical, Inc. (a)	13,844	6,855,687
IQVIA Holdings, Inc. (a)	22,800	2,459,208
Johnson & Johnson	321,108	42,106,892
Laboratory Corp. of America Holdings (a)	11,175	1,412,408
McKesson Corp.	18,752	2,536,395
Medtronic PLC	162,593	14,662,637
Merck & Co., Inc.	309,772	23,833,858
Mettler-Toledo International, Inc. (a)	3,200	2,209,632
Mylan NV (a)	64,402	960,234
PerkinElmer, Inc.	12,686	955,002
Perrigo Co. PLC	15,386	739,913
Pfizer, Inc.	673,133	21,971,061
Quest Diagnostics, Inc.	15,442	1,239,993
Regeneron Pharmaceuticals, Inc. (a)	9,842	4,805,750
ResMed, Inc.	18,100	2,665,949
STERIS PLC	9,700	1,357,709
Stryker Corp.	40,394	6,725,197
Teleflex, Inc.	5,300	1,552,158
Thermo Fisher Scientific, Inc.	49,712	14,098,323
UnitedHealth Group, Inc.	115,474	28,796,906
Universal Health Services, Inc. Class B	9,200	911,536
Varian Medical Systems, Inc. (a)	10,429	1,070,641
Vertex Pharmaceuticals, Inc. (a)	32,152	7,650,568
Waters Corp. (a)	8,650	1,574,732
Zimmer Biomet Holdings, Inc.	24,825	2,509,311
Zoetis, Inc.	59,720	7,028,447
		403,650,400
INDUSTRIALS — 8.1%
3M Co.	71,629	9,778,075
Alaska Air Group, Inc.	15,500	441,285
Allegion PLC	11,996	1,103,872
American Airlines Group, Inc. (b)	44,500	542,455
AMETEK, Inc.	29,899	2,153,326
AO Smith Corp.	17,500	661,675
Boeing Co.	64,664	9,643,989
C.H. Robinson Worldwide, Inc.	15,479	1,024,710
Caterpillar, Inc.	68,224	7,916,713
Cintas Corp.	11,066	1,916,853
Copart, Inc. (a)	27,100	1,856,892
CSX Corp.	97,955	5,612,821

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Cummins, Inc.	19,414	$2,627,102
Deere & Co.	39,883	5,510,235
Delta Air Lines, Inc.	69,434	1,980,952
Dover Corp.	16,650	1,397,601
Eaton Corp. PLC	50,425	3,917,518
Emerson Electric Co.	73,679	3,510,804
Equifax, Inc.	16,088	1,921,712
Expeditors International of Washington, Inc.	19,476	1,299,439
Fastenal Co.	73,216	2,288,000
FedEx Corp.	29,450	3,571,107
Flowserve Corp.	17,445	416,761
Fortive Corp.	39,049	2,155,114
Fortune Brands Home & Security, Inc.	18,000	778,500
General Dynamics Corp.	28,472	3,767,130
General Electric Co.	1,091,188	8,664,033
Honeywell International, Inc.	86,478	11,569,892
Huntington Ingalls Industries, Inc.	5,400	983,934
IDEX Corp.	8,700	1,201,557
IHS Markit, Ltd.	48,400	2,904,000
Illinois Tool Works, Inc.	34,900	4,959,988
Ingersoll Rand, Inc. (a)	47,387	1,175,198
Jacobs Engineering Group, Inc.	15,443	1,224,167
JB Hunt Transport Services, Inc.	9,700	894,631
Johnson Controls International PLC	93,208	2,512,888
Kansas City Southern	11,396	1,449,343
L3Harris Technologies, Inc.	26,321	4,740,938
Lockheed Martin Corp.	30,871	10,463,725
Masco Corp.	32,484	1,122,972
Nielsen Holdings PLC	46,225	579,661
Norfolk Southern Corp.	33,087	4,830,702
Northrop Grumman Corp.	19,625	5,937,544
Old Dominion Freight Line, Inc.	12,850	1,686,691
PACCAR, Inc.	43,739	2,673,765
Parker-Hannifin Corp.	16,989	2,203,983
Pentair PLC	19,604	583,415
Quanta Services, Inc.	20,007	634,822
Raytheon Co.	33,246	4,360,213
Republic Services, Inc.	27,489	2,063,324
Robert Half International, Inc.	15,966	602,716
Rockwell Automation, Inc.	14,726	2,222,301
Rollins, Inc.	17,250	623,415
Roper Technologies, Inc.	12,665	3,949,074
Snap-on, Inc.	6,240	679,037
Southwest Airlines Co.	60,559	2,156,506
Stanley Black & Decker, Inc.	20,157	2,015,700
Textron, Inc.	28,933	771,643
Trane Technologies PLC	28,884	2,385,530
TransDigm Group, Inc.	6,100	1,953,159
Union Pacific Corp.	84,998	11,988,118
United Airlines Holdings, Inc. (a)	25,000	788,750
United Parcel Service, Inc. Class B	86,191	8,051,963
Security Description	Shares	Value
United Rentals, Inc. (a)	8,600	$884,940
United Technologies Corp.	101,079	9,534,782
Verisk Analytics, Inc.	20,500	2,857,290
W.W. Grainger, Inc.	4,957	1,231,814
Waste Management, Inc.	47,235	4,372,072
Westinghouse Air Brake Technologies Corp.	20,866	1,004,281
Xylem, Inc.	20,658	1,345,456
		216,634,574
INFORMATION TECHNOLOGY — 25.0%
Accenture PLC Class A	76,918	12,557,633
Adobe, Inc. (a)	58,844	18,726,515
Advanced Micro Devices, Inc. (a)	140,400	6,385,392
Akamai Technologies, Inc. (a)	21,290	1,947,822
Alliance Data Systems Corp.	5,696	191,670
Amphenol Corp. Class A	37,020	2,698,018
Analog Devices, Inc.	44,852	4,020,982
ANSYS, Inc. (a)	10,900	2,533,923
Apple, Inc.	510,724	129,872,006
Applied Materials, Inc.	116,654	5,345,086
Arista Networks, Inc. (a)	6,200	1,255,810
Autodesk, Inc. (a)	26,706	4,168,807
Automatic Data Processing, Inc.	53,352	7,292,151
Broadcom, Inc.	47,991	11,378,666
Broadridge Financial Solutions, Inc.	13,100	1,242,273
Cadence Design Systems, Inc. (a)	36,600	2,417,064
CDW Corp.	19,100	1,781,457
Cisco Systems, Inc.	515,990	20,283,567
Citrix Systems, Inc.	13,989	1,980,143
Cognizant Technology Solutions Corp. Class A	67,241	3,124,689
Corning, Inc.	100,726	2,068,912
DXC Technology Co.	29,138	380,251
F5 Networks, Inc. (a)	7,741	825,423
Fidelity National Information Services, Inc.	74,191	9,024,593
Fiserv, Inc. (a)	71,624	6,803,564
FleetCor Technologies, Inc. (a)	11,100	2,070,594
FLIR Systems, Inc.	17,761	566,398
Fortinet, Inc. (a)	18,800	1,901,996
Gartner, Inc. (a)	10,200	1,015,614
Global Payments, Inc.	37,968	5,476,125
Hewlett Packard Enterprise Co.	148,553	1,442,450
HP, Inc.	178,953	3,106,624
Intel Corp.	530,036	28,685,548
International Business Machines Corp.	107,195	11,891,141
Intuit, Inc.	32,037	7,368,510
IPG Photonics Corp. (a)	4,100	452,148
Jack Henry & Associates, Inc.	8,800	1,366,112
Juniper Networks, Inc.	42,349	810,560
Keysight Technologies, Inc. (a)	24,100	2,016,688

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
KLA Corp.	19,832	$2,850,652
Lam Research Corp.	17,577	4,218,480
Leidos Holdings, Inc.	15,200	1,393,080
Mastercard, Inc. Class A	108,151	26,124,956
Maxim Integrated Products, Inc.	36,100	1,754,821
Microchip Technology, Inc. (b)	31,383	2,127,767
Micron Technology, Inc. (a)	139,334	5,860,388
Microsoft Corp.	932,958	147,136,806
Motorola Solutions, Inc.	20,672	2,747,722
NetApp, Inc.	26,114	1,088,693
NortonLifeLock, Inc.	65,660	1,228,499
NVIDIA Corp.	74,344	19,597,078
Oracle Corp.	268,835	12,992,796
Paychex, Inc.	39,807	2,504,656
Paycom Software, Inc. (a)	5,800	1,171,658
PayPal Holdings, Inc. (a)	142,445	13,637,684
Qorvo, Inc. (a)	13,300	1,072,379
QUALCOMM, Inc.	142,226	9,621,589
salesforce.com, Inc. (a)	107,695	15,505,926
Seagate Technology PLC	26,424	1,289,491
ServiceNow, Inc. (a)	23,600	6,763,288
Skyworks Solutions, Inc.	22,500	2,011,050
Synopsys, Inc. (a)	19,300	2,485,647
TE Connectivity, Ltd.	40,451	2,547,604
Texas Instruments, Inc.	113,193	11,311,377
VeriSign, Inc. (a)	13,401	2,413,386
Visa, Inc. Class A	208,760	33,635,411
Western Digital Corp.	34,153	1,421,448
Western Union Co. (b)	53,945	978,023
Xerox Holdings Corp. (a)	25,527	483,481
Xilinx, Inc.	32,160	2,506,550
Zebra Technologies Corp. Class A (a)	6,200	1,138,320
		668,097,631
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	27,902	5,569,518
Albemarle Corp. (b)	12,000	676,440
Alcoa Corp. (a)	1	6
Amcor PLC	185,826	1,508,907
Avery Dennison Corp.	10,670	1,086,953
Ball Corp.	41,132	2,659,595
Celanese Corp.	13,800	1,012,782
CF Industries Holdings, Inc.	28,520	775,744
Corteva, Inc. (a)	97,182	2,283,777
Dow, Inc.	89,448	2,615,460
DuPont de Nemours, Inc.	90,582	3,088,846
Eastman Chemical Co.	15,536	723,667
Ecolab, Inc.	30,301	4,721,805
FMC Corp.	16,678	1,362,426
Freeport-McMoRan, Inc.	166,440	1,123,470
Howmet Aerospace, Inc.	50,186	805,987
International Flavors & Fragrances, Inc. (b)	12,251	1,250,582
International Paper Co.	45,003	1,400,943
Linde PLC	66,763	11,549,999
Security Description	Shares	Value
LyondellBasell Industries NV Class A	29,458	$1,462,001
Martin Marietta Materials, Inc.	7,145	1,352,048
Mosaic Co.	39,684	429,381
Newmont Goldcorp Corp.	100,833	4,565,718
Nucor Corp.	34,748	1,251,623
Packaging Corp. of America	11,900	1,033,277
PPG Industries, Inc.	29,754	2,487,435
Sealed Air Corp.	18,323	452,761
Sherwin-Williams Co.	10,009	4,599,336
Vulcan Materials Co.	15,171	1,639,530
Westrock Co.	32,036	905,337
		64,395,354
REAL ESTATE — 2.9%
Alexandria Real Estate Equities, Inc. REIT	15,400	2,110,724
American Tower Corp. REIT	55,018	11,980,169
Apartment Investment & Management Co. Class A, REIT	18,795	660,644
AvalonBay Communities, Inc. REIT	16,869	2,482,611
Boston Properties, Inc. REIT	16,546	1,526,038
CBRE Group, Inc. Class A (a)	38,467	1,450,591
Crown Castle International Corp. REIT	52,058	7,517,175
Digital Realty Trust, Inc. REIT	31,200	4,333,992
Duke Realty Corp. REIT	42,000	1,359,960
Equinix, Inc. REIT	10,343	6,459,927
Equity Residential REIT	43,419	2,679,386
Essex Property Trust, Inc. REIT	8,445	1,859,927
Extra Space Storage, Inc. REIT	14,800	1,417,248
Federal Realty Investment Trust REIT	8,000	596,880
Healthpeak Properties, Inc. REIT	56,723	1,352,844
Host Hotels & Resorts, Inc. REIT (b)	82,062	905,964
Iron Mountain, Inc. REIT (b)	36,181	861,108
Kimco Realty Corp. REIT	48,053	464,673
Mid-America Apartment Communities, Inc. REIT	13,100	1,349,693
Prologis, Inc. REIT	89,950	7,229,281
Public Storage REIT	18,135	3,601,792
Realty Income Corp. REIT	41,000	2,044,260
Regency Centers Corp. REIT	21,200	814,716
SBA Communications Corp. REIT	13,900	3,752,583
Simon Property Group, Inc. REIT	37,380	2,050,667
SL Green Realty Corp. REIT	9,300	400,830
UDR, Inc. REIT	33,500	1,224,090
Ventas, Inc. REIT	42,797	1,146,960
Vornado Realty Trust REIT	18,068	654,242
Welltower, Inc. REIT	49,919	2,285,292

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co. REIT	85,587	$1,450,700
		78,024,967
UTILITIES — 3.5%
AES Corp.	75,936	1,032,730
Alliant Energy Corp.	27,500	1,327,975
Ameren Corp.	31,204	2,272,587
American Electric Power Co., Inc.	59,709	4,775,526
American Water Works Co., Inc.	22,700	2,714,012
Atmos Energy Corp.	14,900	1,478,527
CenterPoint Energy, Inc.	57,476	888,004
CMS Energy Corp.	36,455	2,141,731
Consolidated Edison, Inc.	41,452	3,233,256
Dominion Energy, Inc.	101,366	7,317,612
DTE Energy Co.	25,045	2,378,524
Duke Energy Corp.	89,792	7,262,377
Edison International	44,814	2,455,359
Entergy Corp.	25,098	2,358,459
Evergy, Inc.	26,099	1,436,750
Eversource Energy	39,117	3,059,341
Exelon Corp.	117,684	4,331,948
FirstEnergy Corp.	67,593	2,708,451
NextEra Energy, Inc.	59,264	14,260,104
NiSource, Inc.	47,904	1,196,163
NRG Energy, Inc.	28,702	782,416
Pinnacle West Capital Corp.	14,104	1,068,942
PPL Corp.	96,619	2,384,557
Public Service Enterprise Group, Inc.	62,888	2,824,300
Sempra Energy	34,262	3,871,263
Southern Co.	131,359	7,111,776
WEC Energy Group, Inc.	38,082	3,356,167
Xcel Energy, Inc.	64,451	3,886,395
		93,915,252
TOTAL COMMON STOCKS (Cost $2,228,731,516)		2,622,705,057

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	6	$6
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (d) (e)	41,159,284	41,159,284
State Street Navigator Securities Lending Portfolio II (c) (f)	2,725,018	2,725,018
TOTAL SHORT-TERM INVESTMENTS (Cost $43,884,308)		43,884,308
TOTAL INVESTMENTS — 99.8% (Cost $2,272,615,824)		2,666,589,365
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,652,903
NET ASSETS — 100.0%		$2,673,242,268
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	373	06/19/2020	$46,512,277	$47,924,905	$1,412,628
See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,622,705,057	$—	$—	$2,622,705,057
Short-Term Investments	43,884,308	—	—	43,884,308
TOTAL INVESTMENTS	$2,666,589,365	$—	$—	$2,666,589,365
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,412,628	—	—	1,412,628
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,412,628	$—	$—	$1,412,628
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,668,001,993	$—	$—	$2,668,001,993
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	41,778	$3,304,640	$256,878	$—	$—	$(1,128,251)	45,678	$2,433,267	$23,753
State Street Institutional Liquid Reserves Fund, Premier Class	116,650,458	116,662,123	75,576,793	192,251,388	16,662	(4,184)	6	6	457,628
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	290,466,417	249,307,133	—	—	41,159,284	41,159,284	256,752
State Street Navigator Securities Lending Portfolio II	7,182,686	7,182,686	13,765,297	18,222,965	—	—	2,725,018	2,725,018	5,763
Total		$127,149,449	$380,065,385	$459,781,486	$16,662	$(1,132,435)		$46,317,575	$743,896
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.8%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$260,000	$262,694
4.20%, 4/15/2024	25,000	25,310
4.65%, 10/1/2028	10,000	10,197
5.40%, 10/1/2048	25,000	25,250
Omnicom Group, Inc. 2.45%, 4/30/2030	100,000	89,743
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	99,810
WPP Finance 2010 3.63%, 9/7/2022	25,000	26,028
		539,032
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.30%, 8/1/2021 (a)	30,000	28,925
2.60%, 10/30/2025	35,000	31,330
2.80%, 3/1/2023	25,000	23,043
2.95%, 2/1/2030 (a)	50,000	46,215
3.25%, 3/1/2028	25,000	23,611
3.38%, 6/15/2046	25,000	21,178
3.50%, 3/1/2039	250,000	216,930
3.55%, 3/1/2038	165,000	144,725
3.65%, 3/1/2047	100,000	88,849
3.75%, 2/1/2050	50,000	45,591
3.83%, 3/1/2059	250,000	218,665
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	42,485
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	25,151
2.38%, 11/15/2024 (a)	250,000	250,577
3.63%, 4/1/2030	100,000	111,739
4.25%, 4/1/2050	60,000	75,206
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	14,059
3.83%, 4/27/2025	50,000	52,024
3.85%, 6/15/2023 (b)	70,000	73,094
3.85%, 12/15/2026 (b)	50,000	52,525
4.40%, 6/15/2028	100,000	107,377
Lockheed Martin Corp.:
3.55%, 1/15/2026	100,000	107,182
3.60%, 3/1/2035	50,000	55,006
4.70%, 5/15/2046	110,000	137,145
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	149,901
Security Description	Principal Amount	Value
2.93%, 1/15/2025	$150,000	$152,349
3.25%, 8/1/2023	200,000	204,524
3.25%, 1/15/2028	150,000	155,599
4.03%, 10/15/2047	100,000	114,285
4.75%, 6/1/2043	25,000	30,167
Raytheon Co. 4.20%, 12/15/2044	25,000	27,979
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	202,048
3.50%, 3/15/2027	136,000	140,413
4.35%, 4/15/2047	100,000	110,060
United Technologies Corp.:
3.13%, 5/4/2027	200,000	203,882
3.65%, 8/16/2023	40,000	42,194
4.13%, 11/16/2028	60,000	65,804
4.45%, 11/16/2038	20,000	22,444
4.50%, 6/1/2042	100,000	114,141
4.63%, 11/16/2048	35,000	41,348
6.13%, 7/15/2038	50,000	65,661
		3,835,431
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.85%, 8/9/2022	200,000	200,988
3.49%, 2/14/2022	15,000	15,178
3.80%, 2/14/2024	40,000	40,574
3.88%, 9/16/2046	100,000	88,456
4.00%, 1/31/2024	25,000	25,720
4.40%, 2/14/2026	225,000	230,998
4.50%, 5/2/2043	25,000	23,697
4.80%, 2/14/2029	40,000	41,539
5.80%, 2/14/2039	285,000	312,357
5.95%, 2/14/2049	75,000	86,679
6.20%, 2/14/2059	15,000	16,811
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	60,000	61,181
3.75%, 9/15/2047	50,000	51,621
4.02%, 4/16/2043	50,000	55,552
BAT Capital Corp.:
2.76%, 8/15/2022	100,000	98,276
2.79%, 9/6/2024	70,000	67,101
3.22%, 8/15/2024	50,000	48,448
3.22%, 9/6/2026	100,000	95,675
3.46%, 9/6/2029	100,000	92,291
3.56%, 8/15/2027	100,000	95,742
4.39%, 8/15/2037	100,000	91,717
4.54%, 8/15/2047	105,000	95,672
4.76%, 9/6/2049	100,000	93,377
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	30,000	26,670
4.35%, 3/15/2024	100,000	97,736
Philip Morris International, Inc.:
2.13%, 5/10/2023	75,000	73,999
2.63%, 2/18/2022	25,000	25,058
2.75%, 2/25/2026	125,000	124,387
3.13%, 3/2/2028 (a)	200,000	203,014

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 3/4/2043	$25,000	$26,494
4.25%, 11/10/2044	250,000	274,605
4.50%, 3/20/2042	50,000	55,790
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	50,709
5.70%, 8/15/2035	25,000	26,946
5.85%, 8/15/2045	175,000	184,775
		3,199,833
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	18,163	15,444
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	91,882	83,814
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	73,845	63,636
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	100,000	91,136
Delta Air Lines, Inc. 3.63%, 3/15/2022	100,000	92,707
Southwest Airlines Co. 2.63%, 2/10/2030	100,000	83,826
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	43,404	38,175
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	107,298	104,321
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	71,107	64,520
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	65,000	54,575
		692,154
APPAREL — 0.0% (c)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	51,176
3.88%, 11/1/2045	30,000	35,258
Ralph Lauren Corp. 3.75%, 9/15/2025	25,000	25,991
		112,425
AUTO MANUFACTURERS — 0.3%
American Honda Finance Corp.:
1.95%, 5/20/2022	65,000	64,354
Security Description	Principal Amount	Value
Series MTN, 2.15%, 9/10/2024	$100,000	$95,942
Series MTN, 2.90%, 2/16/2024	50,000	49,565
Series MTN, 3.63%, 10/10/2023	300,000	304,281
Ford Motor Co.:
4.75%, 1/15/2043	40,000	22,714
5.29%, 12/8/2046 (a)	100,000	59,500
General Motors Co.:
5.15%, 4/1/2038	200,000	146,930
5.20%, 4/1/2045	200,000	153,204
6.60%, 4/1/2036	100,000	86,772
6.75%, 4/1/2046	25,000	19,792
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	250,000	226,852
3.20%, 7/6/2021	100,000	94,957
3.45%, 1/14/2022	50,000	46,685
3.55%, 7/8/2022	50,000	46,466
3.70%, 5/9/2023	100,000	89,969
3.95%, 4/13/2024	150,000	135,930
4.00%, 1/15/2025	35,000	31,247
4.15%, 6/19/2023 (a)	200,000	183,000
4.20%, 11/6/2021	250,000	234,665
4.35%, 1/17/2027	185,000	147,863
5.25%, 3/1/2026	100,000	88,069
PACCAR Financial Corp.:
Series MTN, 2.00%, 9/26/2022	30,000	29,475
Series MTN, 2.30%, 8/10/2022	50,000	49,936
Series MTN, 2.65%, 5/10/2022	50,000	50,104
Series MTN, 3.10%, 5/10/2021	40,000	40,381
Toyota Motor Credit Corp.:
Series GMTN, 2.80%, 7/13/2022	25,000	25,070
Series GMTN, 3.05%, 1/11/2028	50,000	49,818
Series GMTN, 3.45%, 9/20/2023	100,000	102,996
Series MTN, 2.15%, 9/8/2022 (a)	50,000	49,694
Series MTN, 2.60%, 1/11/2022	200,000	200,980
Series MTN, 2.90%, 4/17/2024	50,000	50,518
Series MTN, 2.95%, 4/13/2021	50,000	50,179
Series MTN, 3.40%, 4/14/2025	100,000	102,630
		3,130,538
AUTO PARTS & EQUIPMENT — 0.0% (c)
Aptiv PLC:
4.25%, 1/15/2026	25,000	25,019
4.40%, 10/1/2046 (a)	30,000	23,322
Aptiv PLC 4.35%, 3/15/2029 (a)	45,000	42,258
Lear Corp.:
3.50%, 5/30/2030	25,000	21,536
4.25%, 5/15/2029	25,000	21,924
5.25%, 5/15/2049	30,000	25,985
		160,044

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 5.1%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	$250,000	$252,750
Series MTN, 2.30%, 6/1/2021	100,000	100,141
Banco Santander SA:
3.13%, 2/23/2023	200,000	196,228
4.38%, 4/12/2028	200,000	204,738
Bank of America Corp.:
6.11%, 1/29/2037	75,000	94,196
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	250,000	258,992
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	96,000	97,812
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	250,000	260,385
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	234,000	235,966
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	100,000	109,079
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	200,000	223,056
Series GMTN, 3.50%, 4/19/2026	130,000	137,527
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	250,000	258,807
Series L, 3.95%, 4/21/2025	50,000	52,119
Series MTN, 2.50%, 10/21/2022	50,000	50,038
Series MTN, 4.00%, 4/1/2024	50,000	53,353
Series MTN, 4.13%, 1/22/2024	25,000	26,589
Series MTN, 4.20%, 8/26/2024	50,000	52,923
Series MTN, 4.88%, 4/1/2044	50,000	61,624
Series MTN, 5.00%, 1/21/2044	100,000	126,828
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	200,000	202,378
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	75,000	74,844
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	250,000	255,567
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	200,000	202,234
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	100,000	101,930
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	75,000	74,885
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	150,000	161,260
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	$500,000	$541,715
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	150,000	165,495
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	150,000	169,995
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	270,000	275,300
Bank of Montreal:
Series D, 3.10%, 4/13/2021	60,000	60,589
Series MTN, 1.90%, 8/27/2021	300,000	300,078
Series MTN, 2.05%, 11/1/2022	60,000	59,648
Series MTN, 2.50%, 6/28/2024 (a)	65,000	65,418
Series MTN, 2.55%, 11/6/2022	30,000	30,461
Series MTN, 2.90%, 3/26/2022	100,000	101,333
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	103,579
Series MTN, 2.05%, 5/3/2021	50,000	50,231
Series MTN, 2.20%, 8/16/2023	200,000	201,064
Series MTN, 2.60%, 2/7/2022	125,000	126,248
Series MTN, 3.25%, 5/16/2027	100,000	104,251
Series MTN, 3.30%, 8/23/2029	250,000	255,885
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	250,000	259,065
Bank of Nova Scotia 2.70%, 3/7/2022 (a)	100,000	101,752
Barclays PLC:
3.20%, 8/10/2021	200,000	198,160
3.68%, 1/10/2023	200,000	201,528
4.38%, 1/12/2026	50,000	51,916
5.25%, 8/17/2045	25,000	28,423
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	250,000	251,052
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	250,000	252,080
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	200,000	213,734
BB&T Corp.:
Series MTN, 2.20%, 3/16/2023	100,000	99,896
Series MTN, 2.50%, 8/1/2024	100,000	100,078
Series MTN, 3.05%, 6/20/2022	150,000	153,161
Series MTN, 3.75%, 12/6/2023	50,000	52,277
Series MTN, 3.88%, 3/19/2029	100,000	102,411
BBVA USA 2.50%, 8/27/2024	250,000	238,982
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	258,652
BPCE SA 4.00%, 4/15/2024	250,000	266,182

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	$50,000	$50,656
3.10%, 4/2/2024	100,000	102,788
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	50,000	49,635
Capital One NA:
2.15%, 9/6/2022	250,000	243,357
Series BKNT, 2.95%, 7/23/2021	75,000	75,230
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	261,972
Citigroup, Inc.:
2.35%, 8/2/2021	50,000	50,022
2.70%, 10/27/2022	250,000	251,330
2.75%, 4/25/2022	300,000	302,904
3.20%, 10/21/2026	300,000	310,623
3.75%, 6/16/2024	25,000	25,901
4.13%, 7/25/2028	70,000	72,268
4.30%, 11/20/2026	50,000	52,276
4.40%, 6/10/2025	250,000	271,617
4.45%, 9/29/2027	150,000	155,850
4.65%, 7/30/2045	25,000	29,508
5.30%, 5/6/2044	50,000	58,121
6.68%, 9/13/2043	175,000	229,717
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	250,000	256,280
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	100,000	100,190
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	250,000	255,030
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	250,000	263,040
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	100,000	103,353
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	250,000	260,852
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	150,000	164,410
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	50,000	49,868
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	100,000	97,005
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	69,320
2.85%, 7/27/2026	25,000	24,433
Comerica, Inc.:
3.70%, 7/31/2023	50,000	51,393
4.00%, 2/1/2029	50,000	49,398
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	249,647
3.88%, 2/8/2022	50,000	51,543
4.38%, 8/4/2025	250,000	252,420
5.75%, 12/1/2043	50,000	64,193
Security Description	Principal Amount	Value
Credit Suisse AG Series MTN, 3.63%, 9/9/2024 (a)	$500,000	$523,070
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	154,251
Deutsche Bank AG:
3.30%, 11/16/2022	250,000	246,065
3.70%, 5/30/2024	50,000	48,354
3.95%, 2/27/2023	250,000	248,520
4.25%, 10/14/2021	200,000	189,792
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	248,797
Series BKNT, 3.45%, 7/27/2026	25,000	24,462
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	104,724
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	50,129
Series BKNT, 3.35%, 7/26/2021	200,000	202,876
Series BKNT, 3.85%, 3/15/2026	225,000	233,073
FNB Corp. 2.20%, 2/24/2023	10,000	9,807
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	175,000	174,545
3.00%, 4/26/2022	250,000	251,482
3.50%, 1/23/2025	50,000	51,097
3.50%, 11/16/2026	250,000	256,500
3.63%, 1/22/2023	25,000	25,750
3.75%, 2/25/2026	50,000	51,848
4.00%, 3/3/2024	50,000	52,404
4.75%, 10/21/2045	50,000	59,258
5.15%, 5/22/2045	250,000	280,890
5.95%, 1/15/2027	50,000	56,835
6.25%, 2/1/2041	200,000	275,804
6.75%, 10/1/2037	150,000	198,982
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	250,000	251,817
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	205,572
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	350,000	366,201
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	250,000	255,530
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	325,000	327,197
Series MTN, 4.80%, 7/8/2044	50,000	58,249
HSBC Holdings PLC:
2.95%, 5/25/2021	250,000	249,487
3.60%, 5/25/2023	250,000	253,777
4.30%, 3/8/2026	250,000	264,927
5.10%, 4/5/2021	50,000	51,122
5.25%, 3/14/2044 (a)	250,000	295,487

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 9/15/2037	$200,000	$241,076
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	250,000	247,087
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	250,000	255,597
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	200,000	207,260
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	250,000	264,730
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	250,000	254,682
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	25,000	24,773
4.00%, 5/15/2025	100,000	104,775
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	259,507
Industrial & Commercial Bank of China, Ltd. 2.45%, 10/20/2021	250,000	254,680
ING Groep NV:
3.55%, 4/9/2024	200,000	201,222
4.55%, 10/2/2028	200,000	212,068
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	49,145
JPMorgan Chase & Co.:
2.70%, 5/18/2023	125,000	128,268
2.95%, 10/1/2026	350,000	359,681
2.97%, 1/15/2023	50,000	50,675
3.38%, 5/1/2023	75,000	77,776
3.88%, 2/1/2024	50,000	53,485
4.13%, 12/15/2026	50,000	54,623
4.25%, 10/1/2027	80,000	86,535
4.85%, 2/1/2044	50,000	64,848
4.95%, 6/1/2045	50,000	62,392
5.40%, 1/6/2042	50,000	67,741
5.50%, 10/15/2040	150,000	199,782
5.63%, 8/16/2043	250,000	330,835
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	155,000	157,692
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	75,000	78,433
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	200,000	209,462
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	338,000	341,840
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	185,000	192,111
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	100,000	102,777
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	125,000	132,401
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	200,000	218,558
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	250,000	265,455
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	$200,000	$223,126
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	200,000	208,540
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	115,524
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	50,000	55,550
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	100,000	115,840
SOFR + 1.59%, 2.01%, 3/13/2026 (d)	370,000	369,789
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	250,097
Series MTN, 3.40%, 5/20/2026	25,000	25,405
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	93,058
Series MTN, 4.15%, 10/29/2025	65,000	68,083
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,560
2.25%, 10/1/2021	50,000	51,283
Series GMTN, 1.75%, 7/27/2026	50,000	52,875
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	101,399
3.90%, 3/12/2024	250,000	253,660
4.34%, 1/9/2048	200,000	204,380
4.55%, 8/16/2028	250,000	262,557
4.65%, 3/24/2026	100,000	101,060
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	200,000	196,230
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	49,781
2.67%, 7/25/2022	300,000	301,110
2.76%, 9/13/2026	25,000	24,844
3.00%, 2/22/2022	50,000	50,805
3.29%, 7/25/2027	50,000	50,100
3.41%, 3/7/2024	250,000	258,315
3.46%, 3/2/2023	50,000	51,314
3.54%, 7/26/2021	30,000	30,258
3.68%, 2/22/2027	50,000	51,799
3.74%, 3/7/2029	250,000	265,230
3.76%, 7/26/2023	100,000	103,593
3.78%, 3/2/2025	50,000	52,108
3.85%, 3/1/2026	25,000	26,279
3.96%, 3/2/2028	50,000	52,957
4.05%, 9/11/2028	100,000	106,028
4.29%, 7/26/2038	35,000	37,291
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	199,164
4.02%, 3/5/2028	200,000	214,648
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	199,082

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	$200,000	$190,338
Morgan Stanley:
3.63%, 1/20/2027	100,000	106,964
3.95%, 4/23/2027	25,000	25,703
4.30%, 1/27/2045	50,000	59,165
4.38%, 1/22/2047	100,000	121,685
6.38%, 7/24/2042	65,000	93,228
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	250,000	259,330
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	100,000	103,726
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	250,000	282,750
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	100,000	106,589
Series GMTN, 3.13%, 1/23/2023	300,000	307,077
Series GMTN, 3.75%, 2/25/2023	50,000	51,716
Series GMTN, 3.88%, 1/27/2026	125,000	133,418
Series GMTN, 4.00%, 7/23/2025	500,000	532,890
Series GMTN, 4.35%, 9/8/2026	50,000	54,262
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	250,000	276,452
Series MTN, 3.13%, 7/27/2026	225,000	233,730
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	254,797
Series BKNT, 1.88%, 7/12/2021	250,000	248,292
Series BKNT, 2.50%, 7/12/2026	50,000	50,323
Northern Trust Corp.:
3.65%, 8/3/2028	100,000	108,110
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	63,000	61,247
PNC Bank NA:
Series BKNT, 2.63%, 2/17/2022	250,000	252,325
Series BKNT, 3.25%, 1/22/2028	250,000	257,812
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024 (a)	150,000	151,656
3.15%, 5/19/2027	100,000	104,213
3.30%, 3/8/2022	50,000	50,732
3.45%, 4/23/2029	100,000	101,536
3.50%, 1/23/2024	50,000	51,454
3.90%, 4/29/2024	50,000	52,435
Regions Bank Series BKNT, 2.75%, 4/1/2021	250,000	248,630
Royal Bank of Canada:
Series GMTN, 3.70%, 10/5/2023	500,000	524,225
Security Description	Principal Amount	Value
Series GMTN, 4.65%, 1/27/2026 (a)	$100,000	$107,203
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	76,916
5.13%, 5/28/2024	100,000	100,648
6.00%, 12/19/2023	95,000	98,439
6.10%, 6/10/2023	45,000	46,323
6.13%, 12/15/2022	105,000	107,648
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	250,000	249,435
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (d)	250,000	254,285
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	208,174
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	48,282
3.70%, 3/28/2022	60,000	59,285
4.40%, 7/13/2027	50,000	47,781
4.45%, 12/3/2021	30,000	30,295
4.50%, 7/17/2025	50,000	50,954
3.50%, 6/7/2024	70,000	68,275
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	248,992
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	200,000	202,080
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	49,505
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	69,950
2.45%, 9/27/2024	200,000	198,056
2.78%, 7/12/2022	350,000	352,324
2.78%, 10/18/2022	100,000	101,241
2.85%, 1/11/2022	250,000	251,397
3.01%, 10/19/2026	50,000	50,525
3.04%, 7/16/2029	200,000	198,572
3.10%, 1/17/2023	200,000	201,750
3.36%, 7/12/2027	50,000	50,570
3.75%, 7/19/2023	50,000	51,929
3.78%, 3/9/2026	30,000	31,719
3.94%, 7/19/2028	50,000	52,998
4.31%, 10/16/2028	100,000	108,782
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	42,498
SunTrust Banks, Inc.:
2.70%, 1/27/2022	50,000	50,199
4.00%, 5/1/2025	100,000	107,217
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	250,000	239,507
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,008

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series GMTN, 3.50%, 7/19/2023	$50,000	$52,806
Series MTN, 3.25%, 6/11/2021	100,000	101,897
Truist Bank:
Series BKNT, 1.50%, 3/10/2025 (a)	250,000	243,320
Series BKNT, 2.45%, 8/1/2022	50,000	50,187
Series BKNT, 2.80%, 5/17/2022	100,000	101,340
Series BKNT, 3.00%, 2/2/2023	100,000	101,914
Series BKNT, 3.63%, 9/16/2025	25,000	26,300
US Bancorp:
2.40%, 7/30/2024	100,000	100,130
Series DMTN, 3.00%, 7/30/2029	100,000	100,375
Series MTN, 3.10%, 4/27/2026	50,000	50,749
Series MTN, 3.60%, 9/11/2024	25,000	26,649
Series V, 2.63%, 1/24/2022	300,000	305,658
US Bank NA Series BKNT, 3.40%, 7/24/2023	250,000	259,640
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	257,530
3.00%, 10/23/2026	250,000	260,397
3.07%, 1/24/2023	250,000	253,180
4.13%, 8/15/2023	25,000	25,659
4.48%, 1/16/2024	25,000	26,785
5.38%, 11/2/2043	150,000	176,764
5.61%, 1/15/2044	325,000	388,703
5.95%, 12/1/2086	25,000	31,375
Series GMTN, 4.30%, 7/22/2027	50,000	52,843
Series GMTN, 4.90%, 11/17/2045	150,000	170,655
Series MTN, 2.63%, 7/22/2022	365,000	366,548
Series MTN, 3.30%, 9/9/2024	150,000	157,423
Series MTN, 3.55%, 9/29/2025	50,000	52,685
Series MTN, 4.15%, 1/24/2029	250,000	272,390
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	125,000	121,574
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	250,000	245,235
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	110,000	113,199
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	350,000	364,700
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (d)	150,000	169,903
Westpac Banking Corp.:
2.35%, 2/19/2025	100,000	100,829
Security Description	Principal Amount	Value
2.80%, 1/11/2022	$100,000	$101,049
2.85%, 5/13/2026	50,000	51,603
3.30%, 2/26/2024	300,000	312,162
3.35%, 3/8/2027	150,000	155,628
3.40%, 1/25/2028 (a)	100,000	106,344
3.65%, 5/15/2023 (a)	100,000	103,879
4.42%, 7/24/2039 (a)	25,000	24,885
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	30,000	28,826
Zions Bancorp NA 3.25%, 10/29/2029	250,000	211,562
		47,544,265
BEVERAGES — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	261,917
4.70%, 2/1/2036	125,000	130,505
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	46,355
4.00%, 4/13/2028	80,000	84,773
4.38%, 4/15/2038	215,000	221,394
4.60%, 4/15/2048	35,000	36,978
4.75%, 4/15/2058	125,000	127,697
4.90%, 1/23/2031	65,000	72,153
4.95%, 1/15/2042	250,000	275,670
5.45%, 1/23/2039	350,000	402,391
5.55%, 1/23/2049	350,000	410,823
5.80%, 1/23/2059	45,000	55,389
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	51,625
4.00%, 4/15/2038	50,000	51,624
Coca-Cola Co.:
1.55%, 9/1/2021	200,000	200,110
2.13%, 9/6/2029	150,000	149,973
2.20%, 5/25/2022	200,000	203,424
2.25%, 9/1/2026	25,000	25,855
2.88%, 10/27/2025	25,000	26,728
3.20%, 11/1/2023 (a)	25,000	27,017
Constellation Brands, Inc.:
2.70%, 5/9/2022	50,000	48,870
3.15%, 8/1/2029 (a)	100,000	93,150
3.75%, 5/1/2021	5,000	5,005
4.25%, 5/1/2023	25,000	25,818
4.50%, 5/9/2047	50,000	46,675
4.65%, 11/15/2028	30,000	30,699
Diageo Capital PLC:
2.63%, 4/29/2023	75,000	76,795
3.88%, 5/18/2028	200,000	212,166
Diageo Investment Corp. 4.25%, 5/11/2042 (a)	25,000	26,995
Keurig Dr Pepper, Inc.:
3.13%, 12/15/2023	50,000	50,707
3.55%, 5/25/2021	200,000	202,242

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.06%, 5/25/2023	$50,000	$52,351
4.42%, 5/25/2025	200,000	213,092
5.09%, 5/25/2048 (a)	25,000	31,109
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	245,525
3.00%, 7/15/2026	50,000	47,293
4.20%, 7/15/2046	30,000	27,081
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	150,885
2.25%, 5/2/2022	300,000	305,319
2.63%, 7/29/2029	50,000	52,174
2.85%, 2/24/2026 (a)	85,000	89,865
2.88%, 10/15/2049	100,000	103,339
3.38%, 7/29/2049	35,000	39,300
3.45%, 10/6/2046	150,000	168,930
3.60%, 3/1/2024	25,000	26,718
4.45%, 4/14/2046	75,000	98,077
4.60%, 7/17/2045	25,000	31,281
		5,363,862
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.65%, 5/11/2022	150,000	151,621
3.20%, 11/2/2027	250,000	258,415
3.63%, 5/22/2024	100,000	105,273
4.40%, 5/1/2045	50,000	59,145
4.56%, 6/15/2048	200,000	244,724
6.38%, 6/1/2037	50,000	66,462
Baxalta, Inc. 4.00%, 6/23/2025	8,000	8,399
Biogen, Inc.:
4.05%, 9/15/2025	50,000	52,860
5.20%, 9/15/2045	275,000	361,380
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,993
2.95%, 3/1/2027	25,000	25,825
3.25%, 9/1/2022	250,000	256,847
3.65%, 3/1/2026	85,000	91,773
4.15%, 3/1/2047 (a)	120,000	146,360
4.40%, 12/1/2021	25,000	26,023
4.50%, 2/1/2045	25,000	30,968
4.60%, 9/1/2035	100,000	126,191
4.75%, 3/1/2046	175,000	228,181
4.80%, 4/1/2044	25,000	31,990
		2,277,430
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025 (b)	35,000	34,002
2.49%, 2/15/2027 (b)	35,000	33,335
2.72%, 2/15/2030 (b)	50,000	46,023
3.38%, 4/5/2040 (b)	265,000	234,130
3.58%, 4/5/2050 (b)	50,000	43,372
Security Description	Principal Amount	Value
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	$50,000	$51,270
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	341,702
3.63%, 7/2/2024 (e)	23,000	25,021
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	99,268
Masco Corp.:
3.50%, 4/1/2021	30,000	29,714
4.38%, 4/1/2026	170,000	163,157
Owens Corning:
3.95%, 8/15/2029	70,000	67,850
4.30%, 7/15/2047	100,000	84,949
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	103,563
		1,357,356
CHEMICALS — 0.4%
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b)	50,000	45,672
Cabot Corp. 4.00%, 7/1/2029	25,000	25,078
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	28,463
4.63%, 11/15/2022	10,000	9,741
5.88%, 6/15/2021	10,000	10,057
Dow Chemical Co.:
3.63%, 5/15/2026	100,000	97,372
4.25%, 10/1/2034	50,000	47,896
4.38%, 11/15/2042	50,000	49,790
4.80%, 11/30/2028	100,000	106,488
4.80%, 5/15/2049	65,000	67,008
DowDuPont, Inc.:
4.49%, 11/15/2025	100,000	106,047
4.73%, 11/15/2028 (a)	150,000	164,697
5.42%, 11/15/2048	110,000	127,099
Eastman Chemical Co.:
3.50%, 12/1/2021	45,000	45,612
3.80%, 3/15/2025	25,000	25,302
4.50%, 12/1/2028	100,000	105,889
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	149,838
2.70%, 11/1/2026	150,000	153,304
4.35%, 12/8/2021	20,000	20,551
FMC Corp. 4.50%, 10/1/2049	100,000	104,266
Huntsman International LLC 4.50%, 5/1/2029 (a)	20,000	17,074
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	52,941
LYB International Finance B.V. 4.88%, 3/15/2044 (a)	25,000	26,823
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	100,000	97,129

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
LYB International Finance III LLC 4.20%, 10/15/2049 (a)	$50,000	$47,993
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	24,897
5.75%, 4/15/2024	100,000	109,101
Methanex Corp. 5.25%, 12/15/2029	100,000	75,040
Mosaic Co.:
3.25%, 11/15/2022	250,000	261,332
4.05%, 11/15/2027 (a)	250,000	214,345
5.63%, 11/15/2043	25,000	22,366
Nutrien, Ltd.:
3.00%, 4/1/2025	50,000	49,468
4.00%, 12/15/2026	50,000	51,313
4.13%, 3/15/2035	25,000	25,467
4.20%, 4/1/2029	85,000	89,700
5.00%, 4/1/2049	150,000	178,266
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	99,270
Praxair, Inc.:
3.20%, 1/30/2026 (a)	275,000	290,301
3.55%, 11/7/2042	25,000	24,248
RPM International, Inc.:
3.75%, 3/15/2027 (a)	50,000	47,436
4.25%, 1/15/2048	200,000	177,292
5.25%, 6/1/2045	25,000	25,417
Sherwin-Williams Co.:
2.30%, 5/15/2030	60,000	56,585
2.95%, 8/15/2029	50,000	49,108
3.30%, 5/15/2050	100,000	94,568
3.45%, 6/1/2027 (a)	30,000	30,286
3.80%, 8/15/2049	50,000	49,530
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	119,349
5.00%, 8/15/2046	100,000	88,476
		3,985,291
COMMERCIAL SERVICES — 0.3%
California Institute of Technology 3.65%, 9/1/2119	45,000	46,116
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	153,944
Equifax, Inc.:
2.60%, 12/1/2024	50,000	47,737
3.95%, 6/15/2023	40,000	41,485
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	108,897
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	21,509
Global Payments, Inc. 2.65%, 2/15/2025	350,000	342,576
IHS Markit, Ltd. 4.25%, 5/1/2029	125,000	125,133
Massachusetts Institute of Technology:
Security Description	Principal Amount	Value
3.96%, 7/1/2038	$50,000	$56,289
Series F, 2.99%, 7/1/2050	100,000	104,296
Moody's Corp.:
2.63%, 1/15/2023	250,000	249,632
2.75%, 12/15/2021	200,000	198,510
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	158,248
PayPal Holdings, Inc.:
2.20%, 9/26/2022	20,000	19,789
2.40%, 10/1/2024	35,000	34,816
2.65%, 10/1/2026	20,000	19,564
2.85%, 10/1/2029	30,000	29,732
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	238,437
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,283
4.00%, 3/18/2029	100,000	104,975
S&P Global, Inc.:
2.50%, 12/1/2029	55,000	53,742
3.25%, 12/1/2049	65,000	65,288
4.50%, 5/15/2048	50,000	63,623
Total System Services, Inc. 4.45%, 6/1/2028	100,000	105,166
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	24,212
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	9,496
University of Southern California:
2.81%, 10/1/2050	50,000	49,389
3.03%, 10/1/2039	25,000	25,744
Series A, 3.23%, 10/1/2120	35,000	31,295
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	126,242
		2,687,165
COMPUTERS — 0.6%
Apple, Inc.:
1.55%, 8/4/2021	50,000	50,276
2.40%, 1/13/2023	200,000	206,148
2.40%, 5/3/2023	25,000	26,023
2.50%, 2/9/2022	100,000	102,495
2.70%, 5/13/2022	250,000	258,297
2.75%, 1/13/2025	200,000	210,698
2.85%, 5/6/2021	25,000	25,427
2.85%, 5/11/2024	200,000	210,584
3.00%, 2/9/2024	100,000	105,721
3.00%, 11/13/2027	100,000	107,431
3.20%, 5/11/2027	250,000	270,565
3.25%, 2/23/2026	150,000	163,098
3.45%, 5/6/2024	250,000	270,617
3.85%, 5/4/2043	25,000	29,661
3.85%, 8/4/2046	150,000	182,037
4.38%, 5/13/2045	75,000	96,248
4.50%, 2/23/2036	350,000	433,737

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 2/23/2046	$75,000	$99,106
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	50,000	50,544
4.42%, 6/15/2021 (b)	50,000	49,965
4.90%, 10/1/2026 (b)	100,000	98,230
5.45%, 6/15/2023 (b)	325,000	334,048
6.02%, 6/15/2026 (b)	20,000	20,693
8.35%, 7/15/2046 (b)	270,000	316,175
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	50,211
Hewlett Packard Enterprise Co.:
4.40%, 10/15/2022	200,000	205,284
4.90%, 10/15/2025	70,000	72,300
6.20%, 10/15/2035	10,000	11,409
6.35%, 10/15/2045	10,000	11,957
HP, Inc.:
4.05%, 9/15/2022	25,000	26,864
6.00%, 9/15/2041	250,000	275,242
IBM Credit LLC 2.20%, 9/8/2022	100,000	101,243
International Business Machines Corp.:
2.88%, 11/9/2022	100,000	103,409
3.00%, 5/15/2024	200,000	211,636
3.50%, 5/15/2029	215,000	233,391
3.63%, 2/12/2024	50,000	53,234
4.15%, 5/15/2039	100,000	113,077
4.70%, 2/19/2046	325,000	398,005
5.88%, 11/29/2032	25,000	33,287
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	53,000	53,058
4.75%, 6/1/2023	17,000	17,112
		5,688,543
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022 (a)	30,000	30,448
Series MTN, 3.70%, 8/1/2047 (a)	55,000	63,200
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	45,000	44,567
2.38%, 12/1/2029 (a)	40,000	38,771
3.13%, 12/1/2049 (a)	60,000	58,076
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	100,971
2.45%, 3/25/2025	100,000	105,339
2.45%, 11/3/2026	150,000	158,076
3.00%, 3/25/2030	100,000	112,102
3.50%, 10/25/2047	100,000	116,661
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	100,749
2.00%, 7/28/2026	100,000	99,727
2.90%, 5/5/2027	150,000	157,047
Security Description	Principal Amount	Value
3.10%, 7/30/2025	$50,000	$52,949
		1,238,683
DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	98,998
4.60%, 6/15/2045	50,000	57,161
		156,159
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	128,008
3.65%, 7/21/2027	150,000	115,356
3.95%, 2/1/2022	150,000	135,459
4.50%, 5/15/2021	300,000	275,484
Air Lease Corp.:
2.75%, 1/15/2023	50,000	43,125
3.00%, 9/15/2023	25,000	21,175
3.25%, 3/1/2025	100,000	79,600
3.63%, 4/1/2027	70,000	58,790
3.88%, 7/3/2023	50,000	42,086
4.25%, 9/15/2024	25,000	21,609
Series GMTN, 3.75%, 6/1/2026	150,000	129,373
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	21,477
4.25%, 6/15/2026	65,000	54,799
5.00%, 4/1/2023	25,000	23,522
5.50%, 2/15/2022	25,000	22,795
American Express Co.:
2.50%, 8/1/2022	250,000	251,622
2.50%, 7/30/2024	165,000	166,604
3.00%, 10/30/2024 (a)	100,000	103,750
3.40%, 2/27/2023	200,000	206,046
3.70%, 8/3/2023	50,000	52,278
4.20%, 11/6/2025	105,000	118,348
American Express Credit Corp. Series MTN, 2.25%, 5/5/2021	350,000	350,941
Ameriprise Financial, Inc.:
3.00%, 3/22/2022	35,000	35,428
3.70%, 10/15/2024	50,000	51,583
BlackRock, Inc.:
2.40%, 4/30/2030	45,000	44,791
3.20%, 3/15/2027	56,000	59,583
3.25%, 4/30/2029	60,000	63,382
3.50%, 3/18/2024	25,000	26,928
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	51,618
4.70%, 9/20/2047	50,000	48,034
4.85%, 3/29/2029	100,000	106,159
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	247,895
3.30%, 10/30/2024	100,000	99,026

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/28/2026	$125,000	$118,819
3.80%, 1/31/2028	250,000	245,477
3.90%, 1/29/2024	200,000	201,906
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	101,616
3.20%, 1/25/2028	50,000	50,458
3.45%, 2/13/2026	50,000	50,755
3.85%, 5/21/2025	250,000	265,132
4.00%, 2/1/2029	50,000	51,284
CME Group, Inc. 3.75%, 6/15/2028	100,000	111,800
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	70,959
Discover Financial Services:
3.85%, 11/21/2022	50,000	51,020
4.10%, 2/9/2027	75,000	73,723
4.50%, 1/30/2026	50,000	50,918
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	169,073
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	152,173
GE Capital International Funding Co. 4.42%, 11/15/2035	550,000	587,015
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	250,000	248,977
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	100,000	102,310
3.75%, 12/1/2025	180,000	189,527
4.25%, 9/21/2048	150,000	169,336
Invesco Finance PLC 3.75%, 1/15/2026	50,000	52,778
Jefferies Group LLC 6.50%, 1/20/2043	50,000	45,121
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	47,334
4.85%, 1/15/2027	90,000	89,011
Lazard Group LLC 4.50%, 9/19/2028	100,000	101,370
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	102,350
2.95%, 6/1/2029	100,000	106,264
3.30%, 3/26/2027	30,000	32,789
3.35%, 3/26/2030	50,000	55,643
3.50%, 2/26/2028	30,000	32,653
3.65%, 6/1/2049	100,000	113,432
3.85%, 3/26/2050	15,000	18,452
3.95%, 2/26/2048	30,000	36,026
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,168
3.70%, 7/18/2027	50,000	51,928
Synchrony Financial:
2.85%, 7/25/2022	30,000	28,491
4.50%, 7/23/2025	50,000	48,866
Security Description	Principal Amount	Value
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	$150,000	$149,626
Visa, Inc.:
2.75%, 9/15/2027	250,000	263,102
2.80%, 12/14/2022	75,000	78,122
3.65%, 9/15/2047	100,000	115,810
4.15%, 12/14/2035	50,000	62,523
4.30%, 12/14/2045	50,000	62,545
Western Union Co. 4.25%, 6/9/2023	100,000	104,706
		8,148,062
ELECTRIC — 1.9%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	145,542
3.80%, 10/1/2047	25,000	24,559
Series H, 3.45%, 1/15/2050	100,000	90,289
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	101,782
3.80%, 6/15/2049	50,000	51,221
4.25%, 9/15/2048	20,000	22,610
Alabama Power Co.:
3.85%, 12/1/2042	75,000	65,008
Series A, 4.30%, 7/15/2048 (a)	65,000	73,724
Ameren Corp. 3.65%, 2/15/2026	50,000	50,133
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	50,431
3.80%, 5/15/2028 (a)	25,000	26,507
4.15%, 3/15/2046	50,000	55,253
4.50%, 3/15/2049	50,000	60,662
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	48,972
Series J, 4.30%, 12/1/2028	100,000	106,781
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	26,594
7.00%, 4/1/2038	25,000	33,104
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	26,307
4.20%, 8/15/2048	25,000	27,211
4.25%, 3/1/2049	50,000	55,029
4.35%, 11/15/2045	50,000	55,996
Avangrid, Inc. 3.15%, 12/1/2024	50,000	50,007
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	66,276
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	40,000	39,430
3.25%, 4/15/2028	30,000	30,980
3.75%, 11/15/2023	350,000	365,774
4.50%, 2/1/2045	50,000	56,598
5.15%, 11/15/2043	150,000	182,943
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,380
3.88%, 10/15/2049	100,000	85,510
4.35%, 5/1/2033	30,000	37,276

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	$50,000	$55,902
Series AA, 3.00%, 2/1/2027	100,000	102,171
Series AC, 4.25%, 2/1/2049	200,000	231,766
Series Z, 2.40%, 9/1/2026	50,000	53,058
CenterPoint Energy, Inc.:
3.60%, 11/1/2021	10,000	9,983
3.85%, 2/1/2024	25,000	25,206
4.25%, 11/1/2028	25,000	26,009
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (b)	25,000	23,492
4.97%, 5/1/2046	20,000	15,119
CMS Energy Corp. 3.45%, 8/15/2027 (a)	50,000	51,902
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	140,602
Series 123, 3.75%, 8/15/2047	150,000	160,071
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	156,534
Series A, 4.15%, 6/1/2045 (a)	100,000	114,735
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	85,000	81,674
3.85%, 6/15/2046	50,000	50,843
4.45%, 3/15/2044	75,000	82,887
4.50%, 5/15/2058	100,000	112,063
Series 06-B, 6.20%, 6/15/2036	25,000	31,636
Series A, 4.13%, 5/15/2049	100,000	108,539
Series D, 4.00%, 12/1/2028	100,000	108,722
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	177,892
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	51,592
3.75%, 2/15/2050	50,000	55,228
4.05%, 5/15/2048	100,000	113,973
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	30,000	31,245
Dominion Energy, Inc.:
4.10%, 4/1/2021 (e)	150,000	150,372
4.70%, 12/1/2044	130,000	135,238
Series B, 2.75%, 1/15/2022	150,000	148,656
Series D, 2.85%, 8/15/2026	25,000	25,068
DTE Electric Co. 3.70%, 6/1/2046	75,000	81,303
DTE Energy Co.:
Series B, 3.30%, 6/15/2022	175,000	176,650
Series C, 3.40%, 6/15/2029	175,000	174,835
Series D, 3.70%, 8/1/2023	50,000	50,562
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	150,000	148,435
3.20%, 8/15/2049	100,000	102,931
3.88%, 3/15/2046	150,000	165,264
3.95%, 11/15/2028	100,000	110,785
4.25%, 12/15/2041	130,000	146,754
Duke Energy Corp.:
Security Description	Principal Amount	Value
2.40%, 8/15/2022	$200,000	$198,538
2.65%, 9/1/2026	50,000	49,746
3.15%, 8/15/2027	100,000	100,378
3.95%, 8/15/2047	150,000	151,266
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	147,909
3.20%, 1/15/2027	250,000	259,457
6.40%, 6/15/2038	50,000	72,465
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	61,685
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	30,391
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	101,192
3.60%, 9/15/2047	50,000	50,961
3.70%, 9/1/2028	50,000	53,185
4.20%, 8/15/2045	150,000	166,225
Edison International:
2.95%, 3/15/2023	50,000	47,916
3.55%, 11/15/2024	80,000	79,540
4.13%, 3/15/2028	50,000	47,128
Emera US Finance L.P. 4.75%, 6/15/2046	130,000	121,296
Enel Chile SA 4.88%, 6/12/2028	50,000	48,616
Entergy Arkansas LLC 4.20%, 4/1/2049	25,000	28,728
Entergy Corp.:
2.95%, 9/1/2026	50,000	48,835
4.00%, 7/15/2022	50,000	51,327
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	25,116
3.25%, 4/1/2028	200,000	206,610
4.20%, 4/1/2050 (a)	50,000	57,158
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	25,312
3.85%, 6/1/2049	125,000	131,571
Entergy Texas, Inc. 3.55%, 9/30/2049	25,000	25,399
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	50,754
Series L, 2.90%, 10/1/2024	250,000	247,052
Series N, 3.80%, 12/1/2023	15,000	15,006
Series O, 4.25%, 4/1/2029	25,000	26,552
Exelon Corp.:
3.40%, 4/15/2026	100,000	97,439
3.50%, 6/1/2022	200,000	194,178
3.95%, 6/15/2025	50,000	50,672
5.10%, 6/15/2045	330,000	358,301
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	245,515
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	284,430
Series B, 4.25%, 3/15/2023	10,000	9,983
Series C, 4.85%, 7/15/2047	50,000	55,376
Series C, 7.38%, 11/15/2031	20,000	25,543

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Florida Power & Light Co.:
3.15%, 10/1/2049	$30,000	$31,134
3.25%, 6/1/2024 (a)	25,000	25,898
3.95%, 3/1/2048	85,000	100,626
3.99%, 3/1/2049	25,000	28,889
4.05%, 10/1/2044	50,000	56,507
4.13%, 6/1/2048	100,000	117,752
Fortis, Inc. 3.06%, 10/4/2026	50,000	48,194
Georgia Power Co. Series A, 2.20%, 9/15/2024	100,000	96,130
Indiana Michigan Power Co. 4.25%, 8/15/2048 (a)	15,000	16,084
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	45,416
3.70%, 9/15/2046	50,000	48,398
4.10%, 9/26/2028	50,000	54,151
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	50,708
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	28,114
4.20%, 3/15/2048	50,000	56,938
Series 2019, 4.13%, 4/1/2049	100,000	112,834
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	165,363
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	101,135
3.40%, 2/7/2028	50,000	51,672
3.90%, 11/1/2028 (a)	100,000	99,273
4.02%, 11/1/2032	50,000	51,276
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	75,000	71,131
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/1/2029	165,000	159,545
2.80%, 1/15/2023	150,000	153,024
3.15%, 4/1/2024	100,000	102,352
3.50%, 4/1/2029	100,000	101,710
3.55%, 5/1/2027	100,000	102,306
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	25,000	20,772
Northern States Power Co.:
2.90%, 3/1/2050	30,000	28,976
3.60%, 9/15/2047	50,000	55,992
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	50,328
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	96,759
Ohio Power Co. 4.00%, 6/1/2049	20,000	20,531
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	53,623
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/2028	200,000	217,256
3.80%, 9/30/2047	100,000	104,759
Security Description	Principal Amount	Value
7.50%, 9/1/2038	$50,000	$73,514
PECO Energy Co. 3.90%, 3/1/2048	125,000	140,461
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	74,984
4.00%, 9/15/2047	250,000	216,697
5.00%, 3/15/2044	50,000	52,885
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	69,250
3.95%, 6/1/2047	50,000	52,169
PSEG Power LLC 3.85%, 6/1/2023	50,000	50,823
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	144,363
Series 34, 3.20%, 3/1/2050	30,000	32,480
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 5/15/2029	50,000	52,385
Series MTN, 3.20%, 8/1/2049	30,000	30,540
Series MTN, 3.60%, 12/1/2047	100,000	101,216
Series MTN, 3.65%, 9/1/2042	50,000	51,940
Series MTN, 3.70%, 5/1/2028	50,000	53,822
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	100,000	100,159
2.88%, 6/15/2024	70,000	69,891
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	67,877
4.22%, 6/15/2048	65,000	74,758
5.80%, 3/15/2040	50,000	67,937
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	53,428
Sempra Energy:
2.90%, 2/1/2023	15,000	14,945
3.25%, 6/15/2027	300,000	295,332
3.40%, 2/1/2028	30,000	30,084
3.80%, 2/1/2038	100,000	95,153
4.00%, 2/1/2048	30,000	30,119
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	50,036
Southern California Edison Co.:
2.85%, 8/1/2029	115,000	109,528
4.00%, 4/1/2047	191,000	200,017
4.50%, 9/1/2040	25,000	26,372
Series 13-A, 3.90%, 3/15/2043	50,000	50,118
Series A, 4.20%, 3/1/2029	100,000	106,545
Series B, 3.65%, 3/1/2028	100,000	103,477
Series C, 3.60%, 2/1/2045	50,000	46,874
Series D, 3.40%, 6/1/2023	50,000	51,348
Southern Co.:
2.35%, 7/1/2021	75,000	74,791
3.25%, 7/1/2026	250,000	247,725
4.25%, 7/1/2036	250,000	251,277
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	50,000	47,080

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Southern Power Co. Series F, 4.95%, 12/15/2046	$150,000	$145,440
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	47,479
Series M, 4.10%, 9/15/2028	25,000	26,874
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	53,985
3.75%, 6/15/2049	100,000	108,338
Tampa Electric Co.:
3.63%, 6/15/2050 (a)	150,000	152,605
4.30%, 6/15/2048	50,000	54,160
4.45%, 6/15/2049 (a)	25,000	26,258
Tucson Electric Power Co. 4.85%, 12/1/2048	50,000	55,789
Union Electric Co.:
3.50%, 3/15/2029	250,000	266,590
4.00%, 4/1/2048	50,000	54,837
Virginia Electric & Power Co.:
3.30%, 12/1/2049 (a)	50,000	51,865
3.45%, 2/15/2024	50,000	52,228
8.88%, 11/15/2038	50,000	79,653
Series B, 2.95%, 11/15/2026	30,000	30,517
WEC Energy Group, Inc.:
3.38%, 6/15/2021	65,000	65,134
3.55%, 6/15/2025	25,000	25,324
Westar Energy, Inc.:
3.25%, 9/1/2049	25,000	24,863
4.13%, 3/1/2042	30,000	32,833
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	49,973
4.30%, 10/15/2048	25,000	27,749
Wisconsin Public Service Corp. 3.35%, 11/21/2021	70,000	70,540
Xcel Energy, Inc.:
2.60%, 3/15/2022	200,000	200,126
2.60%, 12/1/2029	100,000	95,126
4.00%, 6/15/2028 (a)	50,000	52,718
		18,014,297
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	51,212
2.63%, 2/15/2023	25,000	26,071
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,888
		127,171
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	47,790
Allegion PLC 3.50%, 10/1/2029	50,000	48,389
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	47,807
Amphenol Corp.:
2.80%, 2/15/2030	100,000	90,537
Security Description	Principal Amount	Value
4.35%, 6/1/2029	$50,000	$51,315
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	46,532
3.88%, 1/12/2028	25,000	23,331
Flex, Ltd. 4.88%, 6/15/2029	75,000	70,448
Fortive Corp. 3.15%, 6/15/2026	50,000	50,961
Honeywell International, Inc.:
2.15%, 8/8/2022	45,000	45,419
2.30%, 8/15/2024	100,000	101,595
2.50%, 11/1/2026	150,000	152,118
2.70%, 8/15/2029	60,000	60,422
3.35%, 12/1/2023 (a)	50,000	52,167
Jabil, Inc.:
3.60%, 1/15/2030	25,000	22,471
3.95%, 1/12/2028	25,000	23,662
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	48,323
4.60%, 4/6/2027	30,000	31,622
PerkinElmer, Inc. 3.30%, 9/15/2029	65,000	61,040
Roper Technologies, Inc.:
2.95%, 9/15/2029	40,000	39,640
4.20%, 9/15/2028	65,000	69,717
Trimble, Inc. 4.90%, 6/15/2028	50,000	58,987
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	49,556
		1,293,849
ENGINEERING & CONSTRUCTION — 0.0% (c)
Fluor Corp. 4.25%, 9/15/2028 (a)	100,000	69,762
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	45,563
3.38%, 11/15/2027	60,000	61,053
3.55%, 6/1/2022	25,000	25,542
3.95%, 5/15/2028	150,000	162,559
Waste Connections, Inc.:
3.05%, 4/1/2050 (a)	20,000	18,139
3.50%, 5/1/2029	50,000	50,567
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	150,427
2.95%, 6/15/2024	15,000	15,387
3.50%, 5/15/2024	25,000	26,029
3.90%, 3/1/2035	50,000	55,490
4.00%, 7/15/2039	35,000	38,001
		648,757
FOOD — 0.4%
Campbell Soup Co.:

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 3/15/2023	$15,000	$15,293
3.95%, 3/15/2025 (a)	100,000	103,747
4.15%, 3/15/2028	50,000	52,633
4.80%, 3/15/2048	20,000	23,408
Conagra Brands, Inc.:
3.80%, 10/22/2021	20,000	20,128
5.30%, 11/1/2038	265,000	288,757
5.40%, 11/1/2048	40,000	44,732
General Mills, Inc.:
3.20%, 4/16/2021	10,000	9,976
3.20%, 2/10/2027 (a)	100,000	104,029
3.65%, 2/15/2024 (a)	50,000	51,686
3.70%, 10/17/2023	20,000	20,812
4.20%, 4/17/2028	25,000	27,415
4.55%, 4/17/2038	10,000	10,998
4.70%, 4/17/2048	320,000	364,218
Hershey Co.:
3.20%, 8/21/2025	25,000	26,344
3.38%, 5/15/2023	50,000	52,181
JM Smucker Co.:
3.38%, 12/15/2027 (a)	100,000	101,301
3.55%, 3/15/2050	25,000	23,181
4.25%, 3/15/2035	50,000	53,275
Kellogg Co.:
4.30%, 5/15/2028 (a)	100,000	107,108
4.50%, 4/1/2046 (a)	100,000	111,462
Kroger Co.:
2.65%, 10/15/2026 (a)	50,000	49,702
2.80%, 8/1/2022	200,000	202,496
3.70%, 8/1/2027 (a)	35,000	36,597
3.85%, 8/1/2023	75,000	78,615
4.45%, 2/1/2047	100,000	104,117
4.65%, 1/15/2048	100,000	110,398
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	200,454
3.40%, 8/15/2027	100,000	101,642
Mondelez International, Inc.:
3.63%, 2/13/2026	50,000	52,359
4.00%, 2/1/2024	100,000	105,245
Sysco Corp.:
2.40%, 2/15/2030 (a)	10,000	8,196
3.25%, 7/15/2027	50,000	45,637
3.30%, 7/15/2026	100,000	94,499
3.30%, 2/15/2050	10,000	7,198
3.55%, 3/15/2025	50,000	46,970
3.75%, 10/1/2025	5,000	4,760
4.45%, 3/15/2048	50,000	47,583
4.85%, 10/1/2045	5,000	4,776
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	153,454
4.50%, 6/15/2022	30,000	31,017
4.55%, 6/2/2047	285,000	317,530
		3,415,929
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	$200,000	$171,814
4.50%, 8/1/2024	50,000	46,968
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (a)	25,000	24,004
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,827
International Paper Co.:
3.00%, 2/15/2027	150,000	152,527
3.65%, 6/15/2024	25,000	25,922
4.35%, 8/15/2048 (a)	50,000	51,188
4.40%, 8/15/2047	50,000	49,905
5.00%, 9/15/2035	100,000	115,583
		673,738
GAS — 0.2%
Atmos Energy Corp.:
3.00%, 6/15/2027 (a)	150,000	153,678
4.15%, 1/15/2043	25,000	27,276
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	100,000	100,417
Dominion Energy Gas Holdings LLC:
3.60%, 12/15/2024	50,000	50,856
4.80%, 11/1/2043	25,000	24,559
Series A, 2.50%, 11/15/2024	85,000	82,695
Series B, 3.00%, 11/15/2029	35,000	32,689
Series C, 3.90%, 11/15/2049 (a)	65,000	57,010
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	40,590
NiSource, Inc.:
2.95%, 9/1/2029	100,000	95,598
3.49%, 5/15/2027	50,000	50,685
3.65%, 6/15/2023	25,000	25,550
4.38%, 5/15/2047	150,000	152,748
4.80%, 2/15/2044	30,000	29,645
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	104,914
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	25,649
3.20%, 6/15/2025	50,000	52,312
3.75%, 9/15/2042	30,000	30,535
5.13%, 11/15/2040	25,000	29,869
Series VV, 4.30%, 1/15/2049	50,000	56,167
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	150,000	155,734
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	26,144
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	47,703
		1,453,023

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.0% (c)
Kennametal, Inc. 4.63%, 6/15/2028	$50,000	$53,004
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	35,000	35,958
4.25%, 11/15/2028	100,000	106,607
5 year CMT + 2.66%, 4.00%, 3/15/2060 (a) (d)	30,000	28,264
		223,833
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	75,000	79,399
3.40%, 11/30/2023	35,000	37,197
3.75%, 11/30/2026	85,000	94,861
4.75%, 11/30/2036	250,000	321,052
4.75%, 4/15/2043	25,000	31,799
4.90%, 11/30/2046	150,000	205,186
Baxter International, Inc. 3.50%, 8/15/2046	50,000	46,251
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	51,015
3.45%, 3/1/2024	25,000	25,596
4.00%, 3/1/2029	35,000	37,002
4.55%, 3/1/2039	50,000	54,076
4.70%, 3/1/2049	35,000	39,400
Covidien International Finance SA 3.20%, 6/15/2022	50,000	51,650
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	49,072
2.20%, 11/15/2024	50,000	49,077
2.60%, 11/15/2029	30,000	29,841
3.25%, 11/15/2039	50,000	47,994
3.40%, 11/15/2049	50,000	49,408
Medtronic, Inc.:
3.15%, 3/15/2022	59,000	61,164
3.50%, 3/15/2025	67,000	71,973
4.38%, 3/15/2035	54,000	66,452
4.63%, 3/15/2045	345,000	459,892
Stryker Corp.:
3.38%, 11/1/2025	25,000	26,400
3.50%, 3/15/2026	25,000	25,979
3.65%, 3/7/2028	50,000	52,016
4.63%, 3/15/2046	25,000	29,423
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	254,035
4.10%, 8/15/2047	100,000	106,351
4.13%, 3/25/2025	35,000	37,664
4.15%, 2/1/2024	25,000	26,581
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	100,000	100,642
		2,618,448
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.6%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	$50,000	$51,734
Aetna, Inc.:
2.80%, 6/15/2023	200,000	199,748
3.88%, 8/15/2047	100,000	101,689
4.13%, 11/15/2042	25,000	25,039
Anthem, Inc.:
2.95%, 12/1/2022	50,000	51,107
3.30%, 1/15/2023	50,000	50,815
3.35%, 12/1/2024	50,000	52,149
3.50%, 8/15/2024	25,000	25,532
3.65%, 12/1/2027	130,000	134,108
4.10%, 3/1/2028	100,000	107,287
4.38%, 12/1/2047	130,000	141,222
4.55%, 3/1/2048	50,000	55,937
4.65%, 1/15/2043	50,000	54,697
Ascension Health 3.95%, 11/15/2046	150,000	173,500
CommonSpirit Health:
2.76%, 10/1/2024	250,000	252,007
4.19%, 10/1/2049	250,000	233,022
4.35%, 11/1/2042	25,000	24,595
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	57,012
HCA, Inc.:
4.13%, 6/15/2029	35,000	34,962
4.50%, 2/15/2027	50,000	51,323
4.75%, 5/1/2023	55,000	56,020
5.00%, 3/15/2024	85,000	88,020
5.13%, 6/15/2039	25,000	26,109
5.25%, 4/15/2025	60,000	62,814
5.25%, 6/15/2026	65,000	68,067
5.25%, 6/15/2049	100,000	106,625
5.50%, 6/15/2047	65,000	70,510
Humana, Inc.:
2.90%, 12/15/2022	150,000	150,550
4.80%, 3/15/2047	100,000	108,506
4.95%, 10/1/2044	50,000	56,316
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	58,017
Kaiser Foundation Hospitals:
3.50%, 4/1/2022	50,000	51,269
Series 2019, 3.27%, 11/1/2049	105,000	105,037
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024 (a)	100,000	98,410
2.95%, 12/1/2029	100,000	95,334
3.25%, 9/1/2024 (a)	100,000	102,010
4.70%, 2/1/2045	25,000	28,419

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Memorial Sloan-Kettering Cancer Center 4.13%, 7/1/2052	$25,000	$28,787
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	43,079
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	35,663
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	35,000	36,773
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	54,107
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	93,018
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	100,000	97,427
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	78,198
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	34,228
4.20%, 6/30/2029	100,000	108,189
4.70%, 3/30/2045	25,000	28,693
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	48,691
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	19,812
UnitedHealth Group, Inc.:
2.38%, 10/15/2022	100,000	101,228
2.88%, 3/15/2022	25,000	25,688
3.10%, 3/15/2026	50,000	52,539
3.38%, 4/15/2027	100,000	104,656
3.50%, 2/15/2024	10,000	10,562
3.70%, 12/15/2025	10,000	10,769
3.75%, 7/15/2025	305,000	328,741
3.75%, 10/15/2047	50,000	54,957
3.88%, 12/15/2028 (a)	15,000	16,739
4.25%, 4/15/2047	100,000	116,698
4.63%, 7/15/2035	200,000	232,718
4.75%, 7/15/2045	230,000	294,625
6.88%, 2/15/2038	25,000	36,730
		5,302,833
HOME BUILDERS — 0.0% (c)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	93,625
HOME FURNISHINGS — 0.0% (c)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	104,015
Whirlpool Corp.:
4.50%, 6/1/2046	25,000	23,847
4.75%, 2/26/2029	60,000	62,040
		189,902
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.0% (c)
Procter & Gamble Co. 3.55%, 3/25/2040	$100,000	$117,156
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
Clorox Co.:
3.10%, 10/1/2027	50,000	51,891
3.90%, 5/15/2028	50,000	55,001
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	26,040
3.10%, 3/26/2030	40,000	43,324
3.20%, 4/25/2029	100,000	107,295
3.90%, 5/4/2047	50,000	55,608
3.95%, 11/1/2028	55,000	61,647
		400,806
INSURANCE — 0.9%
Aflac, Inc.:
3.63%, 6/15/2023	50,000	51,400
4.75%, 1/15/2049	75,000	81,385
Alleghany Corp. 4.90%, 9/15/2044	50,000	50,190
Allstate Corp.:
3.85%, 8/10/2049	125,000	140,820
4.20%, 12/15/2046	50,000	57,804
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	25,000	22,223
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	14,322
4.50%, 6/15/2047	100,000	82,193
American International Group, Inc.:
3.88%, 1/15/2035	200,000	194,424
3.90%, 4/1/2026	30,000	30,891
4.25%, 3/15/2029	100,000	103,683
4.50%, 7/16/2044	50,000	51,361
4.88%, 6/1/2022	50,000	51,736
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	100,000	85,789
Aon Corp.:
2.20%, 11/15/2022	100,000	99,691
3.75%, 5/2/2029	100,000	105,311
Aon PLC:
3.50%, 6/14/2024	50,000	52,043
3.88%, 12/15/2025	150,000	151,716
Assurant, Inc.:
4.20%, 9/27/2023	100,000	103,390
4.90%, 3/27/2028	50,000	51,618
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	91,544
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	26,337

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	$10,000	$9,802
4.20%, 8/15/2048	100,000	120,032
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	51,759
3.00%, 2/11/2023	25,000	26,123
3.13%, 3/15/2026	55,000	58,883
4.50%, 2/11/2043	180,000	218,437
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	150,000	132,309
4.70%, 6/22/2047	150,000	118,426
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	56,035
Chubb INA Holdings, Inc.:
2.88%, 11/3/2022	50,000	50,595
3.35%, 5/3/2026	250,000	264,322
4.15%, 3/13/2043 (a)	25,000	30,003
4.35%, 11/3/2045	125,000	153,992
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	95,910
4.50%, 3/1/2026	25,000	25,885
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	47,397
Equitable Holdings, Inc.:
3.90%, 4/20/2023	150,000	148,615
4.35%, 4/20/2028	150,000	148,249
5.00%, 4/20/2048	100,000	91,657
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	100,000	108,502
Fidelity National Financial, Inc. 4.50%, 8/15/2028	50,000	57,018
First American Financial Corp. 4.60%, 11/15/2024	25,000	26,452
Globe Life, Inc. 4.55%, 9/15/2028	25,000	24,999
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	68,157
4.40%, 3/15/2048	100,000	106,088
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	100,000	92,764
3.80%, 3/1/2028	35,000	34,783
4.00%, 9/1/2023	15,000	15,366
4.35%, 3/1/2048	50,000	46,293
6.30%, 10/9/2037	50,000	59,925
Loews Corp. 3.75%, 4/1/2026	50,000	52,154
Manulife Financial Corp. USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	50,000	48,508
Markel Corp.:
3.50%, 11/1/2027	50,000	50,155
4.15%, 9/17/2050	50,000	43,591
5.00%, 5/20/2049	30,000	31,314
Marsh & McLennan Cos., Inc.:
Security Description	Principal Amount	Value
2.75%, 1/30/2022	$30,000	$30,396
3.30%, 3/14/2023	150,000	153,219
3.75%, 3/14/2026	25,000	25,722
3.88%, 3/15/2024	100,000	103,822
4.38%, 3/15/2029	250,000	275,227
Mercury General Corp. 4.40%, 3/15/2027	50,000	55,070
MetLife, Inc.:
3.60%, 4/10/2024	300,000	315,753
4.05%, 3/1/2045	150,000	158,737
4.88%, 11/13/2043	200,000	228,158
6.40%, 12/15/2066	100,000	103,918
Series D, 4.37%, 9/15/2023	50,000	52,812
Principal Financial Group, Inc. 3.70%, 5/15/2029	50,000	51,627
Progressive Corp.:
3.75%, 8/23/2021	50,000	51,071
4.00%, 3/1/2029	50,000	56,424
4.20%, 3/15/2048	100,000	121,174
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	94,755
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	170,000	139,262
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	200,000	189,526
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	80,000	75,175
Series MTN, 3.50%, 5/15/2024	50,000	51,839
Series MTN, 3.70%, 3/13/2051	100,000	91,430
Series MTN, 4.60%, 5/15/2044	75,000	80,004
Series MTN, 6.63%, 6/21/2040	25,000	30,827
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	50,000	50,430
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	30,292
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	10,694
4.00%, 5/30/2047	80,000	90,606
4.05%, 3/7/2048	100,000	116,986
4.10%, 3/4/2049	100,000	117,922
Series MTN, 6.25%, 6/15/2037	25,000	34,572
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	27,080
Unum Group:
4.00%, 6/15/2029	70,000	66,685
4.50%, 12/15/2049	15,000	11,566
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	50,260
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	50,898
3.88%, 9/15/2049	70,000	71,196
4.50%, 9/15/2028	50,000	54,656
XLIT, Ltd. 5.50%, 3/31/2045	125,000	124,174
		7,858,336

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
3.13%, 11/28/2021	$25,000	$25,336
3.40%, 12/6/2027	200,000	213,624
3.60%, 11/28/2024	75,000	79,135
4.20%, 12/6/2047	60,000	72,349
Alphabet, Inc.:
2.00%, 8/15/2026	250,000	263,795
3.63%, 5/19/2021	50,000	51,502
Amazon.com, Inc.:
2.40%, 2/22/2023	200,000	208,082
2.50%, 11/29/2022	25,000	25,766
2.80%, 8/22/2024	100,000	106,184
3.15%, 8/22/2027	100,000	110,394
3.80%, 12/5/2024	30,000	33,240
3.88%, 8/22/2037	125,000	148,676
4.05%, 8/22/2047	125,000	158,569
4.95%, 12/5/2044	125,000	174,437
5.20%, 12/3/2025	50,000	59,536
Baidu, Inc. 2.88%, 7/6/2022	250,000	253,537
Booking Holdings, Inc. 3.60%, 6/1/2026	250,000	243,750
eBay, Inc.:
2.70%, 3/11/2030 (a)	100,000	90,086
2.75%, 1/30/2023	150,000	148,833
3.45%, 8/1/2024 (a)	25,000	25,356
3.80%, 3/9/2022	50,000	50,568
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	29,150
3.80%, 2/15/2028	50,000	42,987
		2,614,892
INVESTMENT COMPANY SECURITY — 0.0% (c)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	45,020
4.20%, 6/10/2024	50,000	44,351
4.25%, 3/1/2025	50,000	42,979
FS KKR Capital Corp. 4.13%, 2/1/2025	100,000	84,904
Owl Rock Capital Corp. 4.00%, 3/30/2025	50,000	38,627
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	25,000	19,782
		275,663
IRON/STEEL — 0.1%
ArcelorMittal:
4.25%, 7/16/2029 (a)	100,000	89,220
4.55%, 3/11/2026	50,000	45,039
6.13%, 6/1/2025	20,000	19,676
7.00%, 10/15/2039	31,000	32,061
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,088
5.20%, 8/1/2043	50,000	58,096
Security Description	Principal Amount	Value
Steel Dynamics, Inc.:
2.80%, 12/15/2024	$25,000	$23,482
3.45%, 4/15/2030	40,000	36,177
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	163,288
6.88%, 11/10/2039	300,000	331,413
8.25%, 1/17/2034 (a)	25,000	30,316
		853,856
LEISURE TIME — 0.0% (c)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (a)	150,000	93,648
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	38,681
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	45,568
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	56,491
3.20%, 8/8/2024	45,000	40,640
3.50%, 8/18/2026	30,000	27,487
3.90%, 8/8/2029	40,000	34,346
Marriott International, Inc.:
2.13%, 10/3/2022	65,000	58,211
2.30%, 1/15/2022	150,000	140,580
3.75%, 3/15/2025	25,000	22,846
Sands China, Ltd. 5.13%, 8/8/2025	250,000	238,255
		703,105
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	50,000	50,414
3.80%, 4/3/2028	100,000	105,971
Caterpillar Financial Services Corp.:
Series MTN, 2.40%, 6/6/2022 (a)	150,000	150,687
Series MTN, 2.95%, 2/26/2022	150,000	152,446
Series MTN, 3.75%, 11/24/2023	25,000	26,191
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	100,000	98,005
3.80%, 8/15/2042	125,000	137,536
4.75%, 5/15/2064	25,000	29,122
Oshkosh Corp. 3.10%, 3/1/2030	10,000	10,795
		761,167
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	10,000	9,905
4.20%, 1/15/2024 (a)	100,000	100,140
4.38%, 4/5/2022	15,000	14,811

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 4/1/2021	$15,000	$15,063
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	15,000	14,318
Deere & Co.:
2.60%, 6/8/2022	25,000	25,328
2.88%, 9/7/2049	35,000	33,845
3.90%, 6/9/2042	225,000	243,576
John Deere Capital Corp.:
3.65%, 10/12/2023	100,000	105,611
Series GMTN, 3.45%, 6/7/2023	25,000	25,721
Series MTN, 2.15%, 9/8/2022	150,000	149,209
Series MTN, 2.25%, 9/14/2026	100,000	98,234
Series MTN, 2.60%, 3/7/2024	65,000	66,319
Series MTN, 2.80%, 3/6/2023	150,000	153,841
Series MTN, 2.80%, 7/18/2029	50,000	50,515
Series MTN, 3.40%, 9/11/2025 (a)	25,000	26,240
Series MTN, 3.45%, 3/13/2025	100,000	106,264
nVent Finance Sarl 4.55%, 4/15/2028	50,000	55,704
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	89,199
4.20%, 3/1/2049	250,000	283,392
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	49,858
3.80%, 12/15/2026	30,000	30,597
Wabtec Corp.:
4.40%, 3/15/2024	50,000	48,664
4.95%, 9/15/2028	300,000	289,491
		2,085,845
MEDIA — 0.8%
CBS Corp.:
2.50%, 2/15/2023	50,000	47,730
2.90%, 1/15/2027 (a)	125,000	112,064
3.70%, 6/1/2028	50,000	45,241
4.20%, 6/1/2029 (a)	200,000	192,552
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	250,000	254,142
4.46%, 7/23/2022	150,000	155,479
4.50%, 2/1/2024	100,000	103,268
4.80%, 3/1/2050	155,000	162,395
4.91%, 7/23/2025	50,000	53,058
5.05%, 3/30/2029	100,000	107,907
5.38%, 5/1/2047	150,000	164,154
6.48%, 10/23/2045	185,000	221,382
Comcast Corp.:
2.75%, 3/1/2023	175,000	180,442
3.10%, 4/1/2025	35,000	37,144
3.15%, 3/1/2026	225,000	235,114
3.15%, 2/15/2028	200,000	209,282
3.20%, 7/15/2036	250,000	260,377
Security Description	Principal Amount	Value
3.30%, 2/1/2027	$150,000	$157,446
3.30%, 4/1/2027	100,000	107,367
3.40%, 4/1/2030	50,000	54,403
3.40%, 7/15/2046	100,000	106,145
3.60%, 3/1/2024	25,000	26,884
3.75%, 4/1/2040	50,000	55,932
3.90%, 3/1/2038	150,000	169,098
3.95%, 10/15/2025	350,000	381,808
4.00%, 11/1/2049	69,000	79,765
4.20%, 8/15/2034	100,000	113,859
4.25%, 10/15/2030	50,000	57,732
4.25%, 1/15/2033	50,000	58,036
4.60%, 10/15/2038	305,000	367,232
4.65%, 7/15/2042	75,000	94,145
4.95%, 10/15/2058	105,000	142,167
Discovery Communications LLC:
3.25%, 4/1/2023	25,000	24,606
3.80%, 3/13/2024	100,000	98,170
3.95%, 3/20/2028	30,000	29,475
4.95%, 5/15/2042	50,000	48,212
5.00%, 9/20/2037	170,000	170,095
5.20%, 9/20/2047	100,000	97,738
Fox Corp.:
3.67%, 1/25/2022	15,000	15,323
4.03%, 1/25/2024	25,000	25,970
4.71%, 1/25/2029	40,000	43,837
5.48%, 1/25/2039	275,000	318,679
5.58%, 1/25/2049	25,000	29,899
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	49,605
6.13%, 1/31/2046	100,000	109,138
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	48,642
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,041
4.50%, 9/15/2042	100,000	95,291
5.50%, 9/1/2041	425,000	445,761
5.88%, 11/15/2040	50,000	52,309
6.75%, 6/15/2039	50,000	56,980
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026 (a)	50,000	52,241
Series GMTN, 3.15%, 9/17/2025	25,000	26,526
Series MTN, 3.00%, 7/30/2046	75,000	75,428
Viacom, Inc.:
4.25%, 9/1/2023	100,000	101,885
4.38%, 3/15/2043	25,000	21,846
5.85%, 9/1/2043	200,000	204,654
Walt Disney Co.:
1.65%, 9/1/2022	20,000	20,105
1.75%, 8/30/2024	50,000	50,073
2.00%, 9/1/2029	185,000	179,901
3.38%, 11/15/2026 (a)	100,000	104,613
3.70%, 10/15/2025	100,000	108,885
4.00%, 10/1/2023	100,000	106,855

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 10/1/2043	$75,000	$99,733
6.65%, 11/15/2037	250,000	351,872
		7,803,138
METAL FABRICATE & HARDWARE — 0.0% (c)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	75,399
Timken Co. 4.50%, 12/15/2028	20,000	22,847
		98,246
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	29,438
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	324,172
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	145,651
5.00%, 9/30/2043	50,000	66,898
Newmont Corp.:
2.25%, 10/1/2030	65,000	60,557
2.80%, 10/1/2029	80,000	75,294
3.70%, 3/15/2023	7,000	7,010
Newmont Mining Corp. 4.88%, 3/15/2042	50,000	58,804
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	29,440
4.75%, 3/22/2042	150,000	182,325
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	263,965
Southern Copper Corp. 5.88%, 4/23/2045	357,000	377,567
		1,621,121
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023 (a)	100,000	99,271
2.00%, 2/14/2025	100,000	102,607
2.38%, 8/26/2029	100,000	100,211
2.88%, 10/15/2027 (a)	225,000	228,688
3.25%, 8/26/2049 (a)	60,000	62,756
Series MTN, 3.38%, 3/1/2029	50,000	53,401
Series MTN, 3.63%, 10/15/2047	25,000	26,968
Series MTN, 4.00%, 9/14/2048	30,000	34,391
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	56,692
Eaton Corp.:
3.10%, 9/15/2027	100,000	100,572
4.15%, 11/2/2042	25,000	27,778
General Electric Co.:
2.70%, 10/9/2022	250,000	245,977
4.13%, 10/9/2042	18,000	17,400
Security Description	Principal Amount	Value
Series GMTN, 3.45%, 5/15/2024	$50,000	$49,471
Series MTN, 4.65%, 10/17/2021	50,000	51,439
Series MTN, 5.88%, 1/14/2038	50,000	58,063
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (a)	325,000	355,748
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	30,063
Ingersoll-Rand Luxembourg Finance SA 3.80%, 3/21/2029	100,000	102,784
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	34,759
4.00%, 6/14/2049	40,000	41,528
Series MTN, 3.30%, 11/21/2024	50,000	51,431
Textron, Inc.:
3.90%, 9/17/2029	50,000	48,899
4.00%, 3/15/2026	50,000	48,800
		2,029,697
OIL & GAS — 1.1%
Apache Corp.:
4.25%, 1/15/2030 (a)	100,000	53,915
4.75%, 4/15/2043	275,000	125,493
BP Capital Markets America, Inc.:
3.00%, 2/24/2050	250,000	233,410
3.02%, 1/16/2027	200,000	200,506
3.22%, 4/14/2024	200,000	204,060
3.59%, 4/14/2027	250,000	250,487
3.94%, 9/21/2028 (a)	100,000	106,305
BP Capital Markets PLC:
3.06%, 3/17/2022	200,000	201,126
3.81%, 2/10/2024	150,000	155,470
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	217,075
3.45%, 11/15/2021	25,000	23,418
3.85%, 6/1/2027	50,000	39,279
3.90%, 2/1/2025	25,000	20,566
Series GMTN, 4.95%, 6/1/2047	100,000	71,802
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (a)	20,000	9,713
5.25%, 6/15/2037	100,000	45,132
5.40%, 6/15/2047	30,000	13,631
Chevron Corp.:
2.95%, 5/16/2026	50,000	52,603
3.19%, 6/24/2023	25,000	26,142
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	167,837
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	317,187
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	125,473

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Concho Resources, Inc. 3.75%, 10/1/2027	$300,000	$253,068
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	213,096
5.95%, 3/15/2046	200,000	230,840
6.50%, 2/1/2039	75,000	93,986
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	61,062
Continental Resources, Inc. 4.38%, 1/15/2028	35,000	16,150
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	16,012
5.85%, 12/15/2025	50,000	40,249
Diamondback Energy, Inc.:
2.88%, 12/1/2024	60,000	41,854
3.25%, 12/1/2026	45,000	31,918
3.50%, 12/1/2029	100,000	68,709
Ecopetrol SA:
4.13%, 1/16/2025	100,000	92,727
5.88%, 5/28/2045	225,000	198,938
7.38%, 9/18/2043	50,000	50,446
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	97,909
3.90%, 4/1/2035 (a)	25,000	25,250
Equinor ASA:
2.65%, 1/15/2024 (a)	75,000	76,165
3.25%, 11/18/2049	55,000	54,718
3.63%, 9/10/2028 (a)	50,000	53,558
3.70%, 3/1/2024	300,000	314,463
3.95%, 5/15/2043	50,000	52,152
4.80%, 11/8/2043	30,000	35,271
Exxon Mobil Corp.:
1.90%, 8/16/2022	20,000	20,045
2.02%, 8/16/2024	50,000	50,025
2.44%, 8/16/2029	50,000	52,154
3.00%, 8/16/2039	50,000	50,314
3.10%, 8/16/2049 (a)	50,000	50,817
4.11%, 3/1/2046	125,000	146,142
Hess Corp.:
5.60%, 2/15/2041	75,000	51,474
5.80%, 4/1/2047 (a)	250,000	168,207
Husky Energy, Inc. 4.40%, 4/15/2029	100,000	69,447
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	19,297
4.40%, 7/15/2027	50,000	33,326
5.20%, 6/1/2045 (a)	50,000	32,509
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	44,470
3.80%, 4/1/2028 (a)	30,000	24,789
4.50%, 4/1/2048	25,000	17,644
5.13%, 12/15/2026	150,000	146,839
Newfield Exploration Co. 5.63%, 7/1/2024	250,000	124,497
Nexen, Inc. 5.88%, 3/10/2035	100,000	135,909
Security Description	Principal Amount	Value
Noble Energy, Inc.:
4.95%, 8/15/2047	$250,000	$146,972
5.25%, 11/15/2043	50,000	31,245
Occidental Petroleum Corp.:
4.40%, 4/15/2046	50,000	21,414
6.20%, 3/15/2040	25,000	11,269
6.60%, 3/15/2046	300,000	156,783
Ovintiv, Inc. 3.90%, 11/15/2021	25,000	17,182
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029 (a)	50,000	20,030
Petro-Canada 5.35%, 7/15/2033	25,000	23,485
Petroleos Mexicanos:
2.46%, 12/15/2025	15,000	15,434
4.25%, 1/15/2025 (a)	25,000	18,537
4.50%, 1/23/2026 (a)	75,000	54,558
6.35%, 2/12/2048	150,000	93,541
6.38%, 1/23/2045	250,000	156,515
6.50%, 3/13/2027 (a)	250,000	185,115
6.50%, 1/23/2029 (a)	75,000	54,029
6.75%, 9/21/2047	598,000	385,214
6.84%, 1/23/2030 (b)	500,000	360,970
6.88%, 8/4/2026	250,000	189,275
7.69%, 1/23/2050 (b)	500,000	339,810
Phillips 66:
3.90%, 3/15/2028 (a)	50,000	48,165
4.30%, 4/1/2022	35,000	34,987
4.88%, 11/15/2044	95,000	95,894
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	49,298
Shell International Finance B.V.:
2.38%, 11/7/2029	100,000	98,764
2.50%, 9/12/2026	150,000	153,252
3.13%, 11/7/2049	100,000	99,308
3.25%, 5/11/2025	100,000	104,849
4.00%, 5/10/2046	100,000	111,593
4.13%, 5/11/2035	75,000	86,035
4.38%, 5/11/2045	250,000	295,280
5.50%, 3/25/2040	25,000	31,733
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	24,519
4.00%, 11/15/2047	70,000	64,686
6.50%, 6/15/2038	50,000	50,493
Total Capital International SA 3.75%, 4/10/2024	375,000	397,084
Total Capital SA 3.88%, 10/11/2028	25,000	27,109
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	44,348
6.63%, 6/15/2037	250,000	262,517
		10,378,368

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	$100,000	$95,254
3.34%, 12/15/2027	50,000	46,110
4.08%, 12/15/2047	150,000	123,092
Halliburton Co.:
3.80%, 11/15/2025	22,000	20,632
4.85%, 11/15/2035	150,000	117,138
5.00%, 11/15/2045	35,000	27,031
7.45%, 9/15/2039	25,000	22,137
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	21,000	18,965
3.60%, 12/1/2029	100,000	75,228
		545,587
PACKAGING & CONTAINERS — 0.0% (c)
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	24,321
3.40%, 12/15/2027	35,000	36,442
4.05%, 12/15/2049 (a)	10,000	9,858
WRKCo, Inc.:
3.38%, 9/15/2027	100,000	97,491
3.75%, 3/15/2025	100,000	100,627
4.20%, 6/1/2032	50,000	51,789
		320,528
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
2.15%, 11/19/2021 (b)	115,000	114,830
2.30%, 5/14/2021	325,000	325,309
2.60%, 11/21/2024 (b)	105,000	106,011
2.90%, 11/6/2022	25,000	25,275
2.95%, 11/21/2026 (b)	105,000	106,264
3.20%, 5/14/2026	200,000	203,848
3.20%, 11/21/2029 (b)	245,000	243,591
3.75%, 11/14/2023	235,000	244,485
4.05%, 11/21/2039 (b)	200,000	207,346
4.25%, 11/14/2028	35,000	37,643
4.25%, 11/21/2049 (b)	90,000	95,883
4.30%, 5/14/2036	50,000	53,778
4.40%, 11/6/2042	50,000	55,810
4.45%, 5/14/2046	150,000	162,978
4.50%, 5/14/2035	50,000	55,755
4.88%, 11/14/2048	25,000	28,994
Allergan Funding SCS:
3.45%, 3/15/2022	200,000	201,230
3.80%, 3/15/2025	75,000	76,957
3.85%, 6/15/2024	50,000	51,692
4.55%, 3/15/2035	350,000	395,069
4.75%, 3/15/2045	75,000	78,185
AmerisourceBergen Corp. 3.45%, 12/15/2027 (a)	50,000	50,249
AstraZeneca PLC:
Security Description	Principal Amount	Value
2.38%, 6/12/2022	$400,000	$401,152
3.38%, 11/16/2025	35,000	36,629
3.50%, 8/17/2023	50,000	52,659
4.00%, 1/17/2029	35,000	39,231
4.00%, 9/18/2042	25,000	29,186
4.38%, 8/17/2048	40,000	49,462
6.45%, 9/15/2037	25,000	35,434
Becton Dickinson and Co.:
2.89%, 6/6/2022	235,000	233,449
3.36%, 6/6/2024	50,000	49,643
3.70%, 6/6/2027	163,000	164,865
3.73%, 12/15/2024	50,000	51,552
4.67%, 6/6/2047	210,000	227,459
4.69%, 12/15/2044	20,000	21,387
Bristol-Myers Squibb Co.:
2.55%, 5/14/2021 (b)	50,000	50,607
2.60%, 5/16/2022 (b)	50,000	51,064
3.25%, 2/20/2023 (b)	50,000	51,800
3.25%, 2/27/2027	250,000	268,647
3.25%, 8/1/2042	50,000	55,322
3.63%, 5/15/2024 (b)	25,000	26,502
3.88%, 8/15/2025 (b)	25,000	27,141
3.90%, 2/20/2028 (b)	100,000	110,852
4.13%, 6/15/2039 (b)	35,000	41,930
4.35%, 11/15/2047 (b)	225,000	281,925
4.55%, 2/20/2048 (b)	100,000	127,304
4.63%, 5/15/2044 (b)	50,000	62,723
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	247,360
3.41%, 6/15/2027	300,000	303,978
4.90%, 9/15/2045	25,000	25,815
Cigna Corp.:
2.40%, 3/15/2030	120,000	114,228
3.05%, 10/15/2027 (b)	50,000	49,256
3.20%, 3/15/2040	85,000	80,020
3.40%, 9/17/2021	290,000	295,516
3.40%, 3/15/2050	65,000	62,134
3.75%, 7/15/2023	67,000	68,926
4.38%, 10/15/2028	60,000	64,480
4.80%, 8/15/2038	60,000	67,366
4.90%, 12/15/2048	145,000	173,223
6.13%, 11/15/2041 (b)	25,000	31,565
CVS Health Corp.:
2.13%, 6/1/2021	100,000	99,772
2.88%, 6/1/2026	210,000	211,844
3.38%, 8/12/2024	25,000	25,591
3.50%, 7/20/2022	200,000	205,272
3.88%, 7/20/2025	20,000	20,690
4.00%, 12/5/2023	25,000	26,160
4.10%, 3/25/2025	250,000	264,450
4.30%, 3/25/2028	210,000	222,615
4.78%, 3/25/2038	175,000	193,240
4.88%, 7/20/2035	45,000	50,668
5.05%, 3/25/2048	300,000	342,552
5.13%, 7/20/2045	185,000	212,088

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co. 2.35%, 5/15/2022	$300,000	$306,006
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	100,000	102,994
3.00%, 6/1/2024	70,000	73,319
3.13%, 5/14/2021	70,000	70,946
3.38%, 6/1/2029	85,000	91,428
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (a)	25,000	25,847
3.38%, 5/15/2023	100,000	105,135
3.63%, 5/15/2025	55,000	59,588
3.88%, 5/15/2028	100,000	112,064
4.20%, 3/18/2043	25,000	28,825
6.38%, 5/15/2038	50,000	74,050
Johnson & Johnson:
2.45%, 3/1/2026	30,000	32,019
2.90%, 1/15/2028	250,000	273,687
3.38%, 12/5/2023	25,000	27,025
3.40%, 1/15/2038	100,000	113,776
3.55%, 3/1/2036	150,000	172,585
3.63%, 3/3/2037	200,000	233,596
3.75%, 3/3/2047	100,000	121,763
4.50%, 12/5/2043 (a)	50,000	66,859
McKesson Corp.:
2.85%, 3/15/2023	25,000	25,303
3.95%, 2/16/2028	60,000	63,253
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	29,831
Merck & Co., Inc.:
2.35%, 2/10/2022 (a)	50,000	51,119
2.40%, 9/15/2022	25,000	25,691
2.75%, 2/10/2025	325,000	342,823
2.90%, 3/7/2024	45,000	47,002
3.40%, 3/7/2029	100,000	110,152
3.60%, 9/15/2042	25,000	28,470
3.70%, 2/10/2045	50,000	59,749
3.90%, 3/7/2039	100,000	119,451
4.00%, 3/7/2049	65,000	81,448
Mylan NV:
3.15%, 6/15/2021	380,000	375,235
5.25%, 6/15/2046	250,000	252,500
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	101,124
2.00%, 2/14/2027	100,000	100,820
2.20%, 8/14/2030	100,000	102,289
2.40%, 5/17/2022	300,000	307,110
2.75%, 8/14/2050	65,000	67,313
3.00%, 11/20/2025	25,000	26,836
3.10%, 5/17/2027 (a)	30,000	32,213
3.40%, 5/6/2024	25,000	26,777
4.00%, 11/20/2045	50,000	62,421
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	50,955
Pfizer, Inc.:
2.95%, 3/15/2024	100,000	105,875
Security Description	Principal Amount	Value
3.00%, 9/15/2021	$40,000	$40,840
3.00%, 12/15/2026 (a)	150,000	161,365
3.20%, 9/15/2023	50,000	52,533
3.40%, 5/15/2024 (a)	25,000	26,884
3.45%, 3/15/2029	100,000	110,083
3.60%, 9/15/2028 (a)	100,000	109,497
3.90%, 3/15/2039	25,000	28,951
4.00%, 12/15/2036	150,000	172,362
4.00%, 3/15/2049 (a)	100,000	122,477
4.10%, 9/15/2038	200,000	234,008
4.20%, 9/15/2048	35,000	44,302
7.20%, 3/15/2039	75,000	120,710
Sanofi 3.63%, 6/19/2028	100,000	112,503
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	300,000	297,390
2.88%, 9/23/2023	100,000	101,030
3.20%, 9/23/2026	30,000	30,530
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023	100,000	105,748
5.00%, 11/26/2028	100,000	112,954
Wyeth LLC 6.00%, 2/15/2036	25,000	34,857
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	50,754
3.90%, 8/20/2028	50,000	55,007
4.45%, 8/20/2048	25,000	29,592
4.70%, 2/1/2043	25,000	29,695
		15,799,260
PIPELINES — 0.9%
Boardwalk Pipelines L.P. 4.80%, 5/3/2029 (a)	40,000	30,523
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (b)	90,000	68,404
Enable Midstream Partners L.P.:
4.15%, 9/15/2029	100,000	45,001
4.40%, 3/15/2027	50,000	24,841
4.95%, 5/15/2028	30,000	16,559
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,325
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	47,939
3.70%, 7/15/2027	50,000	47,565
4.00%, 11/15/2049 (a)	100,000	88,699
4.25%, 12/1/2026	50,000	45,273
Energy Transfer Operating L.P.:
4.20%, 4/15/2027	50,000	39,079
4.75%, 1/15/2026	225,000	197,464
5.15%, 2/1/2043	25,000	16,882
5.15%, 3/15/2045	225,000	174,829
5.20%, 2/1/2022	100,000	94,220
5.25%, 4/15/2029	275,000	229,273
5.88%, 1/15/2024	250,000	243,462

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 4/15/2049	$275,000	$235,535
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	74,101
3.13%, 7/31/2029	100,000	90,982
3.50%, 2/1/2022	25,000	24,685
3.75%, 2/15/2025	75,000	74,932
3.95%, 2/15/2027	200,000	178,356
4.15%, 10/16/2028	25,000	24,833
4.20%, 1/31/2050	65,000	61,248
4.80%, 2/1/2049	25,000	25,452
4.85%, 3/15/2044	50,000	51,140
4.90%, 5/15/2046	50,000	48,326
5.10%, 2/15/2045	200,000	176,014
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	250,000	167,497
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	150,000	103,237
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	19,158
Kinder Morgan, Inc.:
3.15%, 1/15/2023	450,000	440,554
4.30%, 6/1/2025	300,000	305,811
5.05%, 2/15/2046	50,000	47,804
5.30%, 12/1/2034	200,000	191,486
5.55%, 6/1/2045	150,000	155,628
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	40,048
4.85%, 2/1/2049	275,000	255,819
5.00%, 3/1/2026	50,000	49,526
MPLX L.P.:
3.50%, 12/1/2022 (b)	75,000	72,413
4.00%, 3/15/2028 (a)	35,000	29,559
4.50%, 4/15/2038	180,000	129,134
4.70%, 4/15/2048	100,000	77,309
4.80%, 2/15/2029 (a)	105,000	92,166
4.88%, 6/1/2025	50,000	41,811
4.90%, 4/15/2058	25,000	17,059
5.20%, 3/1/2047	100,000	78,965
5.20%, 12/1/2047 (b)	100,000	80,219
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	23,058
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	19,411
2.75%, 9/1/2024	100,000	87,601
3.10%, 3/15/2030	25,000	19,025
3.40%, 9/1/2029	100,000	75,741
4.00%, 7/13/2027	30,000	24,254
4.45%, 9/1/2049	40,000	31,092
4.50%, 3/15/2050	25,000	18,985
4.55%, 7/15/2028	50,000	42,525
4.95%, 7/13/2047	150,000	119,089
5.20%, 7/15/2048	25,000	19,862
Security Description	Principal Amount	Value
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	$100,000	$88,055
3.15%, 12/15/2029	100,000	81,678
3.55%, 10/1/2026	10,000	9,035
3.75%, 3/1/2028	25,000	23,041
4.90%, 10/1/2046	10,000	8,845
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024 (a)	25,000	20,689
4.50%, 12/15/2026	50,000	40,227
4.65%, 10/15/2025	400,000	322,528
4.70%, 6/15/2044	25,000	16,419
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	85,630
5.63%, 3/1/2025	200,000	189,650
5.75%, 5/15/2024	75,000	69,592
5.88%, 6/30/2026	250,000	227,110
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	330,732
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	39,533
5.30%, 4/1/2044	25,000	17,254
5.35%, 5/15/2045	25,000	19,114
5.40%, 10/1/2047	150,000	118,309
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	96,682
4.63%, 3/1/2034	250,000	229,970
4.75%, 5/15/2038	100,000	97,082
7.63%, 1/15/2039	25,000	29,525
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	221,554
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	45,007
Western Midstream Operating L.P. 5.30%, 3/1/2048	50,000	20,150
Williams Cos., Inc.:
3.60%, 3/15/2022	100,000	97,970
3.70%, 1/15/2023	20,000	18,403
3.75%, 6/15/2027	200,000	185,466
3.90%, 1/15/2025	50,000	43,903
4.55%, 6/24/2024	65,000	59,831
5.10%, 9/15/2045	125,000	113,542
5.75%, 6/24/2044	25,000	24,228
		8,367,542
REAL ESTATE — 0.0% (c)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	51,311
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	60,000	55,639
3.45%, 4/30/2025	100,000	101,698

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2050	$100,000	$93,396
4.70%, 7/1/2030	35,000	35,730
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	49,361
3.63%, 11/15/2027	30,000	30,697
American Tower Corp.:
2.25%, 1/15/2022	100,000	98,142
2.75%, 1/15/2027	200,000	194,422
3.00%, 6/15/2023	250,000	241,575
3.13%, 1/15/2027	100,000	96,908
3.38%, 10/15/2026	75,000	74,560
3.50%, 1/31/2023	50,000	50,472
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	25,200
Series GMTN, 2.95%, 5/11/2026	50,000	48,924
Series MTN, 3.20%, 1/15/2028	40,000	40,023
Series MTN, 3.30%, 6/1/2029	65,000	65,328
Series MTN, 3.90%, 10/15/2046	50,000	49,881
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	142,995
2.90%, 3/15/2030	35,000	31,990
3.40%, 6/21/2029	100,000	97,295
3.65%, 2/1/2026	100,000	100,254
3.85%, 2/1/2023	75,000	76,353
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	46,078
4.13%, 6/15/2026	50,000	52,140
4.13%, 5/15/2029	100,000	101,541
Camden Property Trust:
3.15%, 7/1/2029	65,000	63,530
4.10%, 10/15/2028	20,000	20,685
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	244,617
3.65%, 9/1/2027	150,000	151,890
3.70%, 6/15/2026	15,000	15,443
4.00%, 3/1/2027	20,000	20,726
4.75%, 5/15/2047	100,000	103,887
5.25%, 1/15/2023	100,000	103,822
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	93,440
4.38%, 2/15/2029	30,000	31,376
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	144,742
3.45%, 11/15/2029	60,000	53,522
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	124,312
3.70%, 8/15/2027	150,000	148,957
3.95%, 7/1/2022	25,000	25,594
Duke Realty L.P.:
3.05%, 3/1/2050 (a)	10,000	7,947
Security Description	Principal Amount	Value
4.00%, 9/15/2028	$100,000	$103,586
EPR Properties:
4.50%, 6/1/2027	50,000	45,182
4.95%, 4/15/2028	50,000	45,413
Equinix, Inc.:
2.63%, 11/18/2024	65,000	62,120
3.20%, 11/18/2029 (a)	45,000	42,228
5.38%, 5/15/2027	60,000	59,819
5.88%, 1/15/2026	80,000	81,574
ERP Operating L.P.:
3.00%, 7/1/2029	25,000	24,434
3.50%, 3/1/2028	100,000	100,114
4.00%, 8/1/2047	50,000	49,973
4.15%, 12/1/2028 (a)	100,000	105,653
Essex Portfolio L.P.:
3.00%, 1/15/2030	25,000	23,436
3.63%, 5/1/2027	50,000	50,868
4.00%, 3/1/2029	65,000	66,522
4.50%, 3/15/2048	50,000	51,437
Federal Realty Investment Trust:
3.20%, 6/15/2029 (a)	75,000	74,377
3.25%, 7/15/2027	50,000	49,804
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	48,710
4.00%, 1/15/2030	65,000	50,073
5.25%, 6/1/2025	20,000	18,537
5.38%, 11/1/2023	20,000	18,247
5.38%, 4/15/2026	40,000	35,825
5.75%, 6/1/2028	20,000	17,702
HCP, Inc. 3.88%, 8/15/2024	50,000	50,964
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	22,855
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	25,000	24,831
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	22,856
3.88%, 3/1/2027	50,000	49,386
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	37,592
4.50%, 6/15/2023 (a)	25,000	18,733
4.95%, 2/15/2027	70,000	52,452
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	46,934
Series H, 3.38%, 12/15/2029	150,000	120,348
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	200,000	184,680
4.65%, 4/1/2029	25,000	25,899
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	45,770
3.45%, 12/15/2024	50,000	51,485
4.75%, 12/15/2028	25,000	26,001
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	49,531

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 2/1/2025	$40,000	$39,156
3.70%, 10/1/2049	100,000	83,304
3.80%, 4/1/2027 (a)	25,000	24,097
Life Storage L.P. 4.00%, 6/15/2029	100,000	101,730
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	50,308
3.95%, 3/15/2029	100,000	102,138
National Retail Properties, Inc.:
3.10%, 4/15/2050	100,000	78,207
3.60%, 12/15/2026	50,000	52,027
4.30%, 10/15/2028	35,000	35,587
Office Properties Income Trust 4.25%, 5/15/2024	50,000	48,060
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	50,000	43,368
4.38%, 8/1/2023	150,000	149,553
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	91,939
Prologis L.P.:
2.13%, 4/15/2027	50,000	48,922
2.25%, 4/15/2030	65,000	59,897
3.00%, 4/15/2050	50,000	42,907
3.75%, 11/1/2025	50,000	53,520
4.25%, 8/15/2023	150,000	158,587
4.38%, 2/1/2029 (a)	65,000	70,341
Public Storage 2.37%, 9/15/2022	125,000	124,905
Realty Income Corp.:
3.65%, 1/15/2028	100,000	100,630
3.88%, 4/15/2025	100,000	102,528
4.13%, 10/15/2026	50,000	49,752
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	52,918
4.40%, 2/1/2047	150,000	152,364
Sabra Health Care L.P.:
4.80%, 6/1/2024	25,000	23,890
5.13%, 8/15/2026	25,000	23,703
Service Properties Trust 4.35%, 10/1/2024	100,000	73,402
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	346,083
2.63%, 6/15/2022	100,000	98,525
2.75%, 6/1/2023	200,000	197,112
4.25%, 11/30/2046	50,000	47,606
Spirit Realty L.P. 3.40%, 1/15/2030	100,000	86,328
STORE Capital Corp. 4.50%, 3/15/2028	50,000	49,762
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	47,544
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	149,089
Series MTN, 2.95%, 9/1/2026	25,000	24,149
Series MTN, 3.50%, 7/1/2027	50,000	50,115
Security Description	Principal Amount	Value
Ventas Realty L.P.:
2.65%, 1/15/2025	$25,000	$23,516
3.00%, 1/15/2030	50,000	44,645
3.10%, 1/15/2023	50,000	52,011
3.85%, 4/1/2027	100,000	99,564
4.00%, 3/1/2028	100,000	98,442
4.38%, 2/1/2045	75,000	67,493
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	150,000	126,400
3.95%, 8/15/2027	40,000	34,902
4.60%, 2/6/2024	5,000	4,981
4.63%, 11/1/2025	50,000	46,659
4.88%, 6/1/2026	10,000	9,523
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	47,966
Welltower, Inc.:
2.70%, 2/15/2027	50,000	47,145
3.10%, 1/15/2030	55,000	51,951
4.00%, 6/1/2025	175,000	172,783
4.13%, 3/15/2029	100,000	102,188
Weyerhaeuser Co.:
4.00%, 11/15/2029	200,000	202,602
4.63%, 9/15/2023	25,000	26,502
WP Carey, Inc. 3.85%, 7/15/2029	100,000	97,373
		9,901,742
RETAIL — 0.7%
AutoZone, Inc.:
3.13%, 4/18/2024	100,000	99,710
3.75%, 6/1/2027	100,000	100,817
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	51,251
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	152,514
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	13,654
4.55%, 2/15/2048	15,000	11,658
Dollar General Corp.:
4.13%, 5/1/2028 (a)	70,000	73,955
4.15%, 11/1/2025	25,000	26,670
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	96,588
4.00%, 5/15/2025	100,000	102,748
4.20%, 5/15/2028	45,000	45,710
Home Depot, Inc.:
2.13%, 9/15/2026	150,000	150,501
2.63%, 6/1/2022	150,000	152,967
2.80%, 9/14/2027	250,000	258,272
3.00%, 4/1/2026	350,000	368,763
3.13%, 12/15/2049	100,000	98,899
3.75%, 2/15/2024	25,000	26,426
4.25%, 4/1/2046	35,000	40,705
5.95%, 4/1/2041	50,000	69,840

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Kohl's Corp. 5.55%, 7/17/2045	$20,000	$13,537
Lowe's Cos., Inc.:
2.50%, 4/15/2026	50,000	49,309
3.10%, 5/3/2027	200,000	201,040
3.38%, 9/15/2025	25,000	25,904
3.70%, 4/15/2046	50,000	48,390
4.05%, 5/3/2047	300,000	307,047
4.25%, 9/15/2044	25,000	25,721
4.38%, 9/15/2045	25,000	26,038
4.65%, 4/15/2042	25,000	27,337
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	14,324
Series MTN, 2.13%, 3/1/2030	15,000	14,015
Series MTN, 2.63%, 9/1/2029	75,000	72,629
Series MTN, 3.35%, 4/1/2023	80,000	82,643
Series MTN, 3.50%, 3/1/2027	50,000	51,743
Series MTN, 3.63%, 9/1/2049	10,000	10,064
Series MTN, 3.70%, 1/30/2026	75,000	79,124
Series MTN, 3.80%, 4/1/2028	100,000	105,723
Series MTN, 4.45%, 3/1/2047	125,000	135,246
Series MTN, 4.45%, 9/1/2048	20,000	22,189
Series MTN, 4.70%, 12/9/2035	150,000	169,491
Series MTN, 4.88%, 12/9/2045	100,000	116,467
Nordstrom, Inc. 4.38%, 4/1/2030	55,000	44,167
O'Reilly Automotive, Inc.:
3.60%, 9/1/2027	50,000	49,215
4.35%, 6/1/2028	100,000	102,745
QVC, Inc.:
4.75%, 2/15/2027	50,000	44,236
5.45%, 8/15/2034	50,000	38,289
Starbucks Corp.:
2.00%, 3/12/2027 (a)	100,000	94,659
2.25%, 3/12/2030	100,000	94,369
3.35%, 3/12/2050 (a)	25,000	23,853
3.80%, 8/15/2025	50,000	53,234
3.85%, 10/1/2023	25,000	26,083
4.00%, 11/15/2028	50,000	53,458
4.45%, 8/15/2049	100,000	114,385
4.50%, 11/15/2048	30,000	33,788
Target Corp.:
2.50%, 4/15/2026	50,000	51,365
3.38%, 4/15/2029	100,000	108,013
3.90%, 11/15/2047 (a)	250,000	293,930
4.00%, 7/1/2042	50,000	58,613
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	47,539
Walgreen Co. 3.10%, 9/15/2022	25,000	25,062
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	202,104
3.45%, 6/1/2026	250,000	248,432
4.50%, 11/18/2034	25,000	24,997
4.65%, 6/1/2046	25,000	23,569
Security Description	Principal Amount	Value
Walmart, Inc.:
2.65%, 12/15/2024	$150,000	$157,771
3.13%, 6/23/2021	250,000	255,207
3.25%, 7/8/2029	80,000	87,774
3.30%, 4/22/2024	325,000	345,433
3.70%, 6/26/2028	100,000	112,228
3.95%, 6/28/2038	125,000	147,741
4.05%, 6/29/2048	185,000	230,340
		6,732,228
SEMICONDUCTORS — 0.4%
Applied Materials, Inc.:
3.90%, 10/1/2025 (a)	25,000	26,538
4.35%, 4/1/2047 (a)	100,000	127,663
5.10%, 10/1/2035	50,000	67,654
Broadcom Corp./Broadcom Cayman Finance, Ltd. 2.65%, 1/15/2023	200,000	194,822
Broadcom, Inc.:
3.63%, 10/15/2024 (b)	150,000	147,666
4.75%, 4/15/2029 (b)	150,000	152,532
Intel Corp.:
2.35%, 5/11/2022	50,000	51,105
2.45%, 11/15/2029	150,000	152,082
2.88%, 5/11/2024 (a)	200,000	206,710
3.15%, 5/11/2027	200,000	215,344
3.25%, 11/15/2049	150,000	159,969
3.30%, 10/1/2021	25,000	25,682
4.10%, 5/19/2046	370,000	435,634
4.10%, 5/11/2047	50,000	60,251
KLA Corp.:
3.30%, 3/1/2050	50,000	47,199
4.10%, 3/15/2029	65,000	68,233
Lam Research Corp.:
3.75%, 3/15/2026	50,000	53,098
4.00%, 3/15/2029	280,000	309,649
4.88%, 3/15/2049	25,000	32,226
Micron Technology, Inc. 4.66%, 2/15/2030	200,000	209,482
NVIDIA Corp. 3.20%, 9/16/2026	50,000	53,764
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (b)	100,000	101,603
QUALCOMM, Inc.:
2.60%, 1/30/2023	200,000	204,008
2.90%, 5/20/2024	200,000	206,914
3.25%, 5/20/2027	50,000	52,597
3.45%, 5/20/2025 (a)	50,000	52,434
4.30%, 5/20/2047	50,000	60,955
4.80%, 5/20/2045	25,000	31,977
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	71,752
3.88%, 3/15/2039	250,000	285,957
4.15%, 5/15/2048	150,000	183,394

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Xilinx, Inc. 2.95%, 6/1/2024	$50,000	$49,118
		4,098,012
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	251,165
4.50%, 6/15/2047	150,000	182,707
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,126
1.90%, 2/1/2025	30,000	30,332
2.30%, 2/1/2030	30,000	29,870
3.25%, 2/1/2025	25,000	26,668
Autodesk, Inc. 3.50%, 6/15/2027	50,000	51,650
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	50,000	44,324
Citrix Systems, Inc. 3.30%, 3/1/2030	100,000	92,896
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	204,162
3.75%, 5/21/2029	20,000	21,724
3.88%, 6/5/2024	7,000	7,259
Fiserv, Inc.:
2.75%, 7/1/2024	100,000	100,199
3.20%, 7/1/2026	275,000	283,836
3.50%, 7/1/2029	65,000	67,386
3.80%, 10/1/2023	150,000	155,242
4.20%, 10/1/2028	65,000	70,275
4.40%, 7/1/2049	60,000	63,362
Microsoft Corp.:
1.55%, 8/8/2021	200,000	201,586
2.00%, 8/8/2023	50,000	51,343
2.40%, 2/6/2022	300,000	307,260
2.40%, 8/8/2026	200,000	212,318
3.13%, 11/3/2025	50,000	54,627
3.30%, 2/6/2027 (a)	280,000	310,346
3.45%, 8/8/2036	50,000	55,850
3.63%, 12/15/2023	25,000	27,343
3.70%, 8/8/2046	150,000	179,631
3.95%, 8/8/2056	75,000	93,538
4.00%, 2/12/2055	75,000	95,345
4.10%, 2/6/2037	250,000	301,740
4.20%, 11/3/2035	65,000	81,260
4.45%, 11/3/2045	275,000	361,636
5.20%, 6/1/2039	50,000	70,109
Oracle Corp.:
1.90%, 9/15/2021	200,000	200,500
2.40%, 9/15/2023	200,000	203,746
2.50%, 5/15/2022	50,000	50,829
2.63%, 2/15/2023	235,000	241,293
2.65%, 7/15/2026	45,000	45,795
2.80%, 7/8/2021	250,000	253,672
2.95%, 5/15/2025	10,000	10,337
Security Description	Principal Amount	Value
3.80%, 11/15/2037	$180,000	$184,558
3.85%, 7/15/2036	150,000	158,595
3.90%, 5/15/2035	5,000	5,400
4.00%, 7/15/2046	180,000	191,023
4.30%, 7/8/2034	200,000	225,386
4.38%, 5/15/2055	10,000	11,186
salesforce.com, Inc.:
3.25%, 4/11/2023	275,000	285,772
3.70%, 4/11/2028	25,000	27,556
VMware, Inc. 3.90%, 8/21/2027	150,000	148,144
		6,350,907
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	100,976
4.38%, 7/16/2042 (a)	50,000	53,360
4.38%, 4/22/2049	200,000	219,968
6.13%, 3/30/2040	100,000	130,312
AT&T, Inc.:
2.95%, 7/15/2026	200,000	199,130
3.20%, 3/1/2022	250,000	254,235
3.40%, 5/15/2025	250,000	258,507
3.55%, 6/1/2024	25,000	25,721
3.80%, 2/15/2027	150,000	157,122
3.90%, 3/11/2024	25,000	26,127
4.10%, 2/15/2028	184,000	192,872
4.13%, 2/17/2026	350,000	370,653
4.45%, 4/1/2024	25,000	26,626
4.50%, 5/15/2035	300,000	323,082
4.55%, 3/9/2049	208,000	223,338
4.65%, 6/1/2044	25,000	26,772
4.75%, 5/15/2046	30,000	32,835
4.80%, 6/15/2044	50,000	54,407
4.85%, 3/1/2039	70,000	78,250
4.85%, 7/15/2045	50,000	54,480
5.15%, 11/15/2046	300,000	350,169
5.15%, 2/15/2050	150,000	178,117
5.45%, 3/1/2047	250,000	300,957
5.65%, 2/15/2047	150,000	185,025
Bell Canada, Inc.:
4.30%, 7/29/2049	55,000	62,647
4.46%, 4/1/2048	30,000	33,986
British Telecommunications PLC 5.13%, 12/4/2028	200,000	222,594
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	201,450
3.00%, 6/15/2022 (a)	25,000	25,924
3.50%, 6/15/2025	25,000	27,458
3.63%, 3/4/2024 (a)	25,000	27,028
5.50%, 1/15/2040	300,000	429,660
Corning, Inc.:
4.38%, 11/15/2057	25,000	26,336
5.35%, 11/15/2048	100,000	118,291
5.75%, 8/15/2040	25,000	30,744

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Juniper Networks, Inc. 3.75%, 8/15/2029 (a)	$100,000	$97,478
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	25,130
4.60%, 2/23/2028	125,000	127,471
4.60%, 5/23/2029	50,000	49,054
Orange SA 5.50%, 2/6/2044	50,000	64,806
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	30,176
3.70%, 11/15/2049	50,000	51,374
4.30%, 2/15/2048	40,000	44,878
4.35%, 5/1/2049	155,000	177,052
5.00%, 3/15/2044	50,000	59,352
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	155,348
5.21%, 3/8/2047	300,000	335,220
5.52%, 3/1/2049	150,000	179,197
7.05%, 6/20/2036	25,000	32,569
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,040
TELUS Corp. 4.60%, 11/16/2048	150,000	150,038
Verizon Communications, Inc.:
2.63%, 8/15/2026	50,000	51,451
3.13%, 3/16/2022	250,000	256,585
3.50%, 11/1/2024	50,000	53,238
3.88%, 2/8/2029	10,000	11,201
4.27%, 1/15/2036	28,000	32,584
4.33%, 9/21/2028	285,000	323,070
4.40%, 11/1/2034	250,000	289,470
4.50%, 8/10/2033	250,000	294,205
4.52%, 9/15/2048	25,000	31,550
4.81%, 3/15/2039	100,000	124,020
5.01%, 4/15/2049	150,000	200,592
5.15%, 9/15/2023	300,000	334,482
5.25%, 3/16/2037	150,000	190,786
5.50%, 3/16/2047	350,000	485,586
Vodafone Group PLC:
3.75%, 1/16/2024	170,000	176,985
4.13%, 5/30/2025	50,000	53,209
4.38%, 2/19/2043	75,000	76,991
5.00%, 5/30/2038	250,000	274,670
5.25%, 5/30/2048	225,000	266,947
		10,170,964
TOYS/GAMES/HOBBIES — 0.0% (c)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	27,365
3.90%, 11/19/2029	100,000	89,358
		116,723
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
Security Description	Principal Amount	Value
3.40%, 9/1/2024	$100,000	$106,413
3.75%, 4/1/2024	25,000	26,641
3.90%, 8/1/2046	100,000	111,768
4.05%, 6/15/2048	155,000	180,662
4.13%, 6/15/2047	150,000	173,677
4.15%, 12/15/2048	30,000	35,294
4.45%, 3/15/2043	50,000	58,289
4.55%, 9/1/2044	50,000	59,904
4.90%, 4/1/2044	125,000	155,437
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	107,725
2.95%, 11/21/2024 (a)	50,000	54,118
3.20%, 8/2/2046	25,000	25,408
3.65%, 2/3/2048	50,000	54,572
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	32,741
4.00%, 6/1/2028	100,000	106,654
4.80%, 9/15/2035	30,000	35,621
CSX Corp.:
2.40%, 2/15/2030	50,000	48,052
3.25%, 6/1/2027	50,000	51,214
3.35%, 9/15/2049	65,000	63,011
3.40%, 8/1/2024	25,000	25,987
3.80%, 3/1/2028	50,000	53,140
3.80%, 11/1/2046	100,000	103,413
4.10%, 3/15/2044	75,000	80,553
4.25%, 3/15/2029 (a)	95,000	106,004
4.30%, 3/1/2048	50,000	53,232
4.50%, 3/15/2049	125,000	142,605
4.65%, 3/1/2068	50,000	52,706
FedEx Corp.:
3.40%, 1/14/2022	150,000	150,949
3.40%, 2/15/2028 (a)	50,000	48,593
3.90%, 2/1/2035	200,000	190,538
4.00%, 1/15/2024	25,000	26,395
4.05%, 2/15/2048	50,000	43,452
4.55%, 4/1/2046	100,000	94,120
4.75%, 11/15/2045	25,000	23,879
4.95%, 10/17/2048	100,000	97,533
Kansas City Southern:
2.88%, 11/15/2029	65,000	62,601
4.70%, 5/1/2048	50,000	49,292
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	152,292
3.00%, 4/1/2022	25,000	25,019
3.15%, 6/1/2027 (a)	50,000	49,969
3.40%, 11/1/2049	100,000	96,722
3.94%, 11/1/2047	100,000	103,427
4.45%, 6/15/2045	19,000	21,738
5.10%, 8/1/2118	50,000	56,208
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024 (a)	40,000	38,248
Series MTN, 2.80%, 3/1/2022	100,000	98,695

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 11/15/2021	$100,000	$98,506
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	49,968
2.95%, 3/1/2022	350,000	359,222
3.20%, 6/8/2021	35,000	35,122
3.50%, 6/8/2023	50,000	51,771
3.80%, 10/1/2051	52,000	56,088
3.84%, 3/20/2060 (b)	130,000	137,652
4.05%, 3/1/2046	175,000	184,690
4.10%, 9/15/2067	15,000	15,466
4.38%, 9/10/2038	110,000	121,227
United Parcel Service, Inc.:
2.35%, 5/16/2022	50,000	50,554
2.40%, 11/15/2026	30,000	30,609
2.45%, 10/1/2022	125,000	126,352
2.50%, 4/1/2023 (a)	150,000	152,523
3.05%, 11/15/2027	50,000	51,025
3.75%, 11/15/2047	175,000	182,640
		5,237,926
TRUCKING & LEASING — 0.0% (c)
GATX Corp.:
3.85%, 3/30/2027	50,000	51,382
4.55%, 11/7/2028	50,000	53,100
4.70%, 4/1/2029	25,000	27,038
		131,520
WATER — 0.0% (c)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	118,941
3.40%, 3/1/2025	25,000	25,053
3.75%, 9/1/2028	100,000	104,192
3.75%, 9/1/2047	100,000	100,449
4.30%, 12/1/2042	25,000	26,357
		374,992
TOTAL CORPORATE BONDS & NOTES (Cost $229,162,639)		230,135,726
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	197,503
Drive Auto Receivables Trust:
Series 2018-4, Class D, 4.09%, 1/15/2026	100,000	100,008
Series 2019-4, Class C, 2.51%, 11/17/2025	50,000	47,630
Ford Credit Auto Lease Trust Series 2019-B, Class A3, 2.22%, 10/15/2022	200,000	199,705
Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A3, 2.65%, 2/16/2024	$200,000	$201,355
Honda Auto Receivables Owner Trust Series 2019-3, Class A3, 1.78%, 8/15/2023	200,000	197,627
Hyundai Auto Receivables Trust Series 2019-B, Class A3, 1.94%, 2/15/2024	55,000	54,538
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, 1.94%, 3/15/2024	100,000	99,830
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	60,000	60,436
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	100,000	102,012
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	80,736
Toyota Auto Receivables Owner Trust Series 2019-C, Class A3, 1.91%, 9/15/2023	400,000	398,944
World Omni Auto Receivables Trust Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	109,695
		1,850,019
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2018-8, Class A, 3.18%, 4/15/2024	68,000	69,636
Series 2017-7, Class A, 2.35%, 5/15/2025	300,000	300,694
Series 2019-1, Class A, 2.87%, 10/15/2024	100,000	102,757
BA Credit Card Trust Series 2018-A2, Class A2, 3.00%, 9/15/2023	300,000	304,370
Capital One Multi-Asset Execution Trust Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	197,310
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	227,300

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	$150,000	$147,989
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	395,759
		1,745,815
TOTAL ASSET-BACKED SECURITIES (Cost $3,602,491)		3,595,834
FOREIGN GOVERNMENT OBLIGATIONS — 3.4%
AUSTRIA — 0.0% (c)
Oesterreichische Kontrollbank AG:
1.50%, 02/12/2025	50,000	51,850
1.63%, 09/17/2022	40,000	40,977
2.63%, 01/31/2022	200,000	207,304
Series GMTN, 2.88%, 03/13/2023	100,000	106,622
		406,753
CANADA — 0.4%
Export Development Canada:
1.38%, 10/21/2021	50,000	50,621
1.50%, 05/26/2021	50,000	50,593
1.75%, 07/18/2022	150,000	153,811
2.00%, 05/17/2022 (a)	50,000	51,530
2.50%, 01/24/2023 (a)	200,000	210,416
Province of Alberta Canada:
2.20%, 07/26/2022 (a)	50,000	51,605
3.30%, 03/15/2028	650,000	747,578
Province of British Columbia Canada:
2.25%, 06/02/2026 (a)	150,000	160,141
2.65%, 09/22/2021	50,000	51,445
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	267,237
Series GX, 2.60%, 04/16/2024 (a)	100,000	106,942
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	58,368
Province of Ontario Canada:
2.20%, 10/03/2022	250,000	258,427
2.50%, 09/10/2021	25,000	25,621
2.50%, 04/27/2026	350,000	377,083
Province of Quebec Canada:
2.50%, 04/20/2026	250,000	270,632
2.75%, 08/25/2021 (a)	50,000	51,421
2.75%, 04/12/2027	200,000	220,724
Series QO, 2.88%, 10/16/2024	200,000	217,198
		3,381,393
Security Description	Principal Amount	Value
CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	$50,000	$52,074
3.24%, 02/06/2028	200,000	211,096
3.86%, 06/21/2047	300,000	325,113
		588,283
COLOMBIA — 0.1%
Colombia Government International Bond:
4.50%, 01/28/2026	250,000	253,538
4.50%, 03/15/2029	250,000	255,267
5.00%, 06/15/2045	200,000	204,620
5.20%, 05/15/2049 (a)	250,000	261,952
5.63%, 02/26/2044	200,000	217,294
		1,192,671
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	270,105
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	77,704
2.00%, 05/02/2025 (a)	100,000	106,410
2.13%, 03/07/2022	250,000	257,618
2.13%, 06/15/2022	250,000	258,577
2.13%, 01/17/2023	100,000	104,285
2.38%, 12/29/2022 (a)	250,000	262,187
2.50%, 11/20/2024	300,000	324,708
2.63%, 01/25/2022	50,000	51,915
2.88%, 04/03/2028 (a)	290,000	334,112
Series GMTN, 3.13%, 12/15/2021	500,000	521,785
Landwirtschaftliche Rentenbank:
3.13%, 11/14/2023	100,000	109,006
Series 36, 2.00%, 12/06/2021	150,000	153,807
Series 37, 2.50%, 11/15/2027	50,000	55,899
		2,888,118
HUNGARY — 0.0% (c)
Hungary Government International Bond 5.38%, 3/25/2024	350,000	385,546
INDONESIA — 0.1%
Indonesia Government International Bond:
2.95%, 01/11/2023	275,000	272,503
4.75%, 02/11/2029 (a)	150,000	162,647
5.35%, 02/11/2049 (a)	100,000	112,998
		548,148
ISRAEL — 0.0% (c)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	104,108
3.25%, 01/17/2028	100,000	106,001
4.00%, 06/30/2022 (a)	50,000	52,323

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 01/17/2048	$100,000	$106,617
		369,049
ITALY — 0.0% (c)
Republic of Italy Government International Bond:
4.00%, 10/17/2049	200,000	187,840
5.38%, 06/15/2033	50,000	56,902
		244,742
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	25,230
1.75%, 10/17/2024	200,000	206,668
2.50%, 06/01/2022	200,000	207,422
2.50%, 05/23/2024	200,000	212,662
2.75%, 11/16/2027 (a)	200,000	223,796
2.88%, 07/21/2027	100,000	112,346
3.25%, 07/20/2023	150,000	161,555
3.38%, 10/31/2023	200,000	217,528
Series DTC, 2.38%, 04/20/2026	200,000	215,736
		1,582,943
MEXICO — 0.2%
Mexico Government International Bond:
3.75%, 01/11/2028 (a)	100,000	99,745
4.00%, 10/02/2023	80,000	81,458
4.13%, 01/21/2026	125,000	127,563
4.15%, 03/28/2027	200,000	203,450
4.50%, 04/22/2029	250,000	256,490
4.50%, 01/31/2050 (a)	250,000	247,727
4.60%, 02/10/2048 (a)	200,000	199,838
5.55%, 01/21/2045 (a)	450,000	504,810
6.05%, 01/11/2040	30,000	35,231
Series MTN, 4.75%, 03/08/2044	100,000	101,063
		1,857,375
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	200,000	200,232
3.75%, 03/16/2025	150,000	155,911
3.88%, 03/17/2028	200,000	215,280
4.50%, 05/15/2047	50,000	54,489
4.50%, 04/16/2050	200,000	218,808
6.70%, 01/26/2036	50,000	64,028
		908,748
PERU — 0.1%
Peruvian Government International Bond:
2.84%, 06/20/2030 (a)	55,000	57,498
4.13%, 08/25/2027	150,000	168,918
5.63%, 11/18/2050	150,000	219,885
Security Description	Principal Amount	Value
6.55%, 03/14/2037	$25,000	$35,719
		482,020
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.70%, 03/01/2041 (a)	200,000	219,486
3.70%, 02/02/2042	100,000	110,472
3.95%, 01/20/2040 (a)	200,000	219,244
4.20%, 01/21/2024	300,000	317,883
5.00%, 01/13/2037	150,000	178,253
7.75%, 01/14/2031	100,000	142,025
		1,187,363
POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	51,884
3.25%, 04/06/2026	175,000	189,926
4.00%, 01/22/2024	150,000	163,657
5.00%, 03/23/2022	50,000	53,397
5.13%, 04/21/2021	250,000	259,585
		718,449
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	25,000	25,094
3.00%, 11/01/2022	250,000	260,075
3.25%, 11/10/2025 (a)	150,000	162,185
3.50%, 11/27/2021	250,000	258,517
Korea Development Bank:
2.75%, 03/19/2023	200,000	207,114
3.00%, 01/13/2026	100,000	105,715
Korea International Bank 3.50%, 9/20/2028	200,000	231,418
		1,250,118
SUPRANATIONAL — 1.3%
African Development Bank:
3.00%, 09/20/2023	150,000	162,177
Series GDIF, 1.25%, 07/26/2021	25,000	25,237
Series GMTN, 1.63%, 09/16/2022	210,000	215,254
Series GMTN, 3.00%, 12/06/2021	30,000	31,209
Asian Development Bank:
1.50%, 10/18/2024 (a)	200,000	207,454
2.63%, 01/30/2024	200,000	214,960
Series GMTN, 1.75%, 06/08/2021	100,000	101,472
Series GMTN, 1.75%, 09/13/2022	250,000	257,205
Series GMTN, 2.00%, 02/16/2022	150,000	154,092
Series GMTN, 2.00%, 04/24/2026	100,000	107,305

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.13%, 11/24/2021	$75,000	$77,011
Series GMTN, 2.38%, 08/10/2027	50,000	55,409
Series GMTN, 2.50%, 11/02/2027	100,000	112,048
Series GMTN, 2.63%, 01/12/2027	50,000	55,836
Series GMTN, 2.75%, 03/17/2023	85,000	90,324
Series GMTN, 3.13%, 09/26/2028	50,000	58,671
Series MTN, 1.88%, 07/19/2022	400,000	411,732
Corp. Andina de Fomento:
2.13%, 09/27/2021 (a)	50,000	50,680
2.75%, 01/06/2023	100,000	104,304
Council Of Europe Development Bank:
1.75%, 09/26/2022	100,000	102,988
2.50%, 02/27/2024	30,000	32,157
2.63%, 02/13/2023 (a)	60,000	63,415
European Bank for Reconstruction & Development:
Series GMTN, 1.50%, 02/13/2025	250,000	259,705
Series GMTN, 1.88%, 02/23/2022	75,000	76,894
European Investment Bank:
1.63%, 06/15/2021	150,000	152,043
1.63%, 03/14/2025 (a)	485,000	507,131
1.88%, 02/10/2025 (a)	100,000	105,527
2.00%, 12/15/2022 (a)	250,000	259,550
2.13%, 10/15/2021	50,000	51,221
2.13%, 04/13/2026	100,000	108,044
2.25%, 03/15/2022 (a)	250,000	258,247
2.38%, 06/15/2022 (a)	350,000	364,168
2.38%, 05/24/2027 (a)	100,000	110,511
2.50%, 04/15/2021	50,000	51,020
2.50%, 03/15/2023	145,000	153,056
2.50%, 10/15/2024	25,000	27,047
Series DIP, 1.38%, 09/15/2021 (a)	200,000	202,520
Series GMTN, 2.38%, 05/13/2021 (a)	250,000	255,277
Series GMTN, 2.88%, 08/15/2023	350,000	376,334
Series GMTN, 3.13%, 12/14/2023	350,000	382,063
Inter-American Development Bank:
1.88%, 07/23/2021	100,000	101,770
2.00%, 07/23/2026	100,000	107,314
2.25%, 06/18/2029	250,000	275,817
2.38%, 07/07/2027	100,000	110,573
2.50%, 01/18/2023	100,000	105,237
Security Description	Principal Amount	Value
3.00%, 02/21/2024	$100,000	$109,260
3.13%, 09/18/2028	100,000	117,123
4.38%, 01/24/2044	75,000	114,409
Series GMTN, 1.75%, 09/14/2022	350,000	360,055
Series GMTN, 2.13%, 01/18/2022	350,000	360,034
Series GMTN, 3.00%, 09/26/2022	100,000	105,970
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	307,968
2.13%, 07/01/2022	200,000	207,080
3.00%, 09/27/2023	350,000	379,029
Series GDIF, 1.75%, 10/23/2029	250,000	265,995
Series GDIF, 1.88%, 06/19/2023	300,000	312,138
Series GDIF, 2.13%, 12/13/2021	400,000	411,104
Series GDIF, 2.50%, 11/25/2024	300,000	325,227
Series GDIF, 2.50%, 07/29/2025	200,000	218,550
Series GDIF, 2.50%, 11/22/2027	250,000	279,032
Series GDIF, 2.75%, 07/23/2021	450,000	463,131
Series GMTN, 4.75%, 02/15/2035	25,000	36,481
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	125,000	126,025
Series GMTN, 2.13%, 04/07/2026	100,000	107,813
Series GMTN, 2.88%, 07/31/2023	150,000	161,205
Nordic Investment Bank 2.13%, 2/1/2022 (a)	200,000	205,658
		12,065,296
SWEDEN — 0.1%
Svensk Exportkredit AB:
1.63%, 11/14/2022	200,000	205,016
2.00%, 08/30/2022	200,000	206,508
Series GMTN, 3.13%, 11/08/2021	250,000	260,005
		671,529
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	243,004
4.38%, 01/23/2031	280,000	304,282

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 06/18/2050	$175,000	$199,155
		746,441
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $29,914,974)		31,474,985
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.5%
Federal Farm Credit Banks:
1.60%, 12/28/2021	100,000	101,620
2.53%, 2/14/2022	500,000	517,260
2.59%, 8/27/2029	150,000	150,908
2.60%, 1/18/2022	150,000	155,346
2.65%, 8/13/2029	250,000	251,322
2.88%, 7/17/2023	100,000	106,742
3.08%, 8/12/2039	75,000	74,831
3.50%, 12/20/2023	50,000	54,938
Federal Home Loan Bank:
1.13%, 7/14/2021 (a)	400,000	402,404
1.50%, 8/15/2024 (a)	190,000	197,963
1.63%, 11/19/2021	340,000	346,293
1.63%, 12/20/2021	140,000	142,901
1.65%, 2/18/2022	200,000	200,054
1.75%, 2/21/2023	175,000	175,119
1.88%, 7/7/2021	230,000	234,329
2.00%, 12/11/2024	150,000	150,573
2.05%, 9/26/2024	250,000	250,172
2.50%, 2/13/2024	220,000	236,940
2.88%, 9/13/2024	50,000	54,929
3.25%, 6/9/2028	500,000	573,580
3.25%, 11/16/2028 (a)	30,000	35,450
3.38%, 12/8/2023	50,000	54,965
5.50%, 7/15/2036	135,000	208,653
Series 0000, 2.00%, 2/12/2025	150,000	150,185
Series 0000, 2.25%, 6/11/2021	75,000	76,578
Federal Home Loan Mortgage Corp.:
1.50%, 2/12/2025	500,000	521,030
1.73%, 2/28/2023	150,000	150,074
2.00%, 5/28/2024	200,000	200,232
2.10%, 1/17/2025	250,000	250,138
2.10%, 1/21/2025	100,000	100,049
2.38%, 1/13/2022	325,000	336,342
2.50%, 10/1/2029	37,339	38,777
2.50%, 1/1/2031	76,230	79,223
2.50%, 5/1/2031	124,575	129,465
2.50%, 6/1/2031	227,737	236,676
2.50%, 10/1/2031	211,739	220,050
2.50%, 12/1/2031	245,618	255,536
2.50%, 12/1/2032	1,115,016	1,160,256
2.50%, 2/1/2033	1,337,640	1,391,911
2.50%, 9/1/2046	1,853,445	1,935,150
3.00%, 10/1/2030	474,884	499,193
3.00%, 12/1/2030	95,850	100,486
Security Description	Principal Amount	Value
3.00%, 5/1/2031	$74,520	$78,221
3.00%, 12/1/2031	381,941	400,906
3.00%, 2/1/2032	587,363	616,527
3.00%, 5/1/2032	615,452	645,637
3.00%, 7/1/2032	187,207	196,388
3.00%, 1/1/2033	798,914	838,098
3.00%, 4/1/2036	410,024	433,951
3.00%, 6/1/2036	248,873	263,397
3.00%, 2/1/2038	1,028,439	1,085,295
3.00%, 1/1/2043	2,819,330	2,989,596
3.00%, 7/1/2043	3,072,832	3,254,156
3.00%, 6/1/2045	90,622	95,538
3.00% 8/1/2045	497,489	526,432
3.00%, 4/1/2046	396,514	417,239
3.00% 6/1/2046	3,874,063	4,100,573
3.00%, 8/1/2046	690,162	726,235
3.00%, 9/1/2046	224,970	236,729
3.00%, 10/1/2046	383,529	403,576
3.00% 11/1/2046	1,242,764	1,307,720
3.00% 12/1/2046	1,096,028	1,153,316
3.00%, 1/1/2047	817,204	859,917
3.00% 2/1/2047	1,591,372	1,676,979
3.00%, 4/1/2047	2,668,514	2,812,459
3.00%, 9/1/2049	941,557	987,432
3.00%, 12/1/2049	737,220	773,139
3.00%, 2/1/2050	2,629,604	2,757,725
3.50%, 4/1/2032	340,728	359,394
3.50%, 6/1/2033	828,864	871,930
3.50%, 9/1/2033	596,150	627,124
3.50%, 11/1/2034	227,845	242,371
3.50%, 3/1/2037	330,877	352,075
3.50%, 4/1/2042	263,269	282,461
3.50%, 12/1/2042	215,785	230,993
3.50%, 8/1/2043	572,786	611,516
3.50%, 5/1/2044	1,793,230	1,918,730
3.50%, 11/1/2044	46,091	49,138
3.50%, 1/1/2045	61,320	65,373
3.50% 7/1/2045	348,399	371,094
3.50%, 10/1/2045	62,009	66,035
3.50% 12/1/2045	700,484	746,039
3.50%, 1/1/2046	89,981	95,824
3.50%, 3/1/2046	186,803	198,679
3.50%, 4/1/2046	272,963	290,316
3.50%, 6/1/2046	307,282	326,817
3.50%, 8/1/2046	3,290,384	3,504,226
3.50%, 12/1/2046	932,839	992,142
3.50%, 2/1/2047	655,824	697,517
3.50%, 3/1/2047	666,445	706,573
3.50%, 4/1/2047	433,413	459,510
3.50%, 6/1/2047	459,498	487,165
3.50% 10/1/2047	741,454	786,116
3.50%, 11/1/2047	203,886	216,162
3.50%, 12/1/2047	410,332	435,039
3.50%, 4/1/2049	995,262	1,051,936
3.50%, 7/1/2049	2,459,614	2,600,068

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/1/2049	$211,023	$223,073
4.00%, 4/1/2025	418	418
4.00%, 11/1/2033	638,703	673,697
4.00%, 4/1/2042	33,455	36,367
4.00%, 6/1/2042	90,062	97,424
4.00%, 7/1/2042	1,676,583	1,822,446
4.00%, 12/1/2044	39,435	42,427
4.00%, 4/1/2045	32,366	34,780
4.00%, 10/1/2045	79,795	85,745
4.00%, 12/1/2045	132,609	142,497
4.00%, 1/1/2046	537,919	578,031
4.00%, 2/1/2046	205,626	220,959
4.00%, 1/1/2047	590,092	632,430
4.00%, 2/1/2047	280,197	300,300
4.00%, 6/1/2047	610,666	652,501
4.00%, 9/1/2047	680,707	728,148
4.00%, 11/1/2047	542,180	579,324
4.00%, 1/1/2048	1,409,639	1,507,881
4.00%, 10/1/2048	3,983,900	4,258,389
4.00%, 4/1/2049	317,627	338,755
4.50%, 5/1/2042	764,772	842,951
4.50%, 5/1/2044	158,448	172,507
4.50%, 12/1/2045	482,349	525,136
4.50%, 9/1/2046	363,938	395,269
4.50%, 4/1/2047	290,316	313,762
4.50%, 10/1/2047	413,495	446,893
4.50%, 11/1/2047	341,728	369,330
4.50%, 12/1/2047	177,052	190,772
4.50%, 7/1/2048	1,225,828	1,318,908
4.50%, 11/1/2048	738,478	797,657
4.50%, 11/1/2049	1,843,253	1,983,594
5.00%, 7/1/2041	139,014	153,114
5.00%, 11/1/2048	746,140	808,118
5.50%, 8/1/2038	420,742	471,575
6.00%, 7/1/2040	151,809	177,128
6.25%, 7/15/2032 (a)	460,000	717,853
Series K025, Class A2, 2.68%, 10/25/2022	125,000	128,738
Series K028, Class A2, 3.11%, 2/25/2023	100,000	104,526
Series K039, Class A2, 3.30%, 7/25/2024	400,000	430,325
Series K040, Class A2, 3.24%, 9/25/2024	575,000	618,989
Series K049, Class A2, 3.01%, 7/25/2025	200,000	215,136
Series K054, Class A2, 2.75%, 1/25/2026	500,000	533,307
Series K062, Class A2, 3.41%, 12/25/2026	400,000	447,302
Series K079, Class A2, 3.93%, 6/25/2028	400,000	466,014
Series K085, Class A2, 4.06%, 10/25/2028 (d)	250,000	291,864
Series K086, Class A2, 3.86%, 11/25/2028 (d)	160,001	185,001
Security Description	Principal Amount	Value
Series K090, Class A2, 3.42%, 2/25/2029	$163,934	$184,248
Series K092, Class A2, 3.30%, 4/25/2029	350,000	393,337
Series K093, Class A2, 2.98%, 5/25/2029	100,000	109,730
Series K094, Class A2, 2.90%, 6/25/2029	352,767	385,036
Series K098, Class A2, 2.43%, 8/25/2029	100,000	105,538
Series K099, Class A2, 2.60%, 9/25/2029	100,000	107,036
Series K101, Class A2, 2.52%, 10/25/2029	200,000	212,914
Series K716, Class A2, 3.13%, 6/25/2021	249,795	251,971
Series K718, Class A2, 2.79%, 1/25/2022	500,000	508,364
Series K734, Class A2, 3.21%, 2/25/2026	350,000	378,753
Series K735, Class A2, 2.86%, 5/25/2026	200,000	213,353
Series K736, Class A2, 2.28%, 7/25/2026	300,000	311,159
Federal National Mortgage Association:
1.38%, 10/7/2021	325,000	329,430
1.63%, 1/7/2025 (a)	215,000	225,643
2.00%, 1/5/2022	150,000	154,239
2.00%, 10/5/2022	250,000	259,580
2.00%, 11/1/2031	130,221	133,814
2.13%, 4/24/2026	200,000	214,764
2.25%, 4/12/2022	210,000	217,907
2.50%, 2/5/2024	250,000	268,707
2.50%, 3/1/2029	207,988	215,877
2.50%, 7/1/2030	1,173,985	1,219,635
2.50%, 2/1/2031	119,371	124,031
2.50%, 10/1/2031	203,741	211,690
2.50%, 12/1/2031	359,952	373,995
2.50%, 1/1/2032	122,428	127,205
2.50%, 4/1/2032	1,263,406	1,312,697
2.50%, 10/1/2032	525,346	546,526
2.50%, 12/1/2032	1,100,011	1,144,359
2.50%, 1/1/2033	595,238	619,236
2.50%, 12/1/2049	1,975,902	2,048,201
2.63%, 1/11/2022	250,000	259,977
2.63%, 9/6/2024 (a)	250,000	272,432
2.88%, 9/12/2023	500,000	540,950
3.00%, 10/1/2028	72,279	75,742
3.00%, 8/1/2029	37,898	39,740
3.00%, 5/1/2030	219,772	230,132
3.00%, 6/1/2030	45,135	47,305
3.00%, 8/1/2030	573,113	601,450
3.00%, 9/1/2030	40,719	42,677
3.00%, 11/1/2030	83,524	87,540
3.00% 12/1/2030	438,522	460,126

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2031	$218,409	$229,188
3.00%, 12/1/2031	345,739	362,802
3.00% 2/1/2032	1,358,273	1,425,306
3.00%, 5/1/2032	551,340	578,246
3.00%, 8/1/2032	193,032	202,452
3.00%, 10/1/2032	332,787	349,027
3.00%, 7/1/2034	614,242	642,972
3.00%, 6/1/2036	74,745	79,078
3.00%, 8/1/2036	375,255	397,010
3.00%, 9/1/2036	699,962	740,540
3.00%, 10/1/2036	197,868	209,339
3.00%, 12/1/2036	344,231	364,187
3.00%, 11/1/2037	621,950	659,331
3.00%, 6/1/2042	1,321,023	1,400,420
3.00%, 6/1/2043	262,860	278,659
3.00%, 7/1/2043	76,781	81,287
3.00%, 2/1/2044	670,186	709,521
3.00%, 1/1/2045	1,111,379	1,176,609
3.00%, 5/1/2045	924,271	978,519
3.00%, 9/1/2045	77,754	81,948
3.00% 11/1/2045	588,648	620,401
3.00%, 12/1/2045	105,564	111,258
3.00%, 5/1/2046	747,826	786,722
3.00%, 7/1/2046	855,017	899,489
3.00%, 10/1/2046	537,074	565,009
3.00%, 11/1/2046	1,079,545	1,135,695
3.00% 12/1/2046	882,543	928,446
3.00% 1/1/2047	2,437,562	2,564,346
3.00%, 2/1/2047	759,708	799,222
3.00%, 5/1/2047	790,839	830,342
3.00%, 11/1/2047	584,307	613,493
3.00%, 1/1/2050	4,202,504	4,407,259
3.50%, 11/1/2025	31,731	33,387
3.50%, 1/1/2027	32,811	34,523
3.50%, 5/1/2029	41,973	44,287
3.50%, 10/1/2029	34,049	35,925
3.50%, 2/1/2031	368,140	387,380
3.50%, 3/1/2032	285,144	300,706
3.50%, 4/1/2032	404,000	425,898
3.50%, 2/1/2033	821,348	866,149
3.50%, 4/1/2033	283,409	298,058
3.50%, 12/1/2035	47,277	50,275
3.50%, 1/1/2037	315,161	335,327
3.50%, 2/1/2037	481,661	512,481
3.50%, 7/1/2037	259,380	275,905
3.50%, 4/1/2038	615,818	654,596
3.50%, 2/1/2041	106,690	114,409
3.50%, 10/1/2044	37,197	39,643
3.50% 1/1/2045	110,540	117,809
3.50% 2/1/2045	3,840,021	4,109,421
3.50%, 5/1/2045	47,107	50,151
3.50% 8/1/2045	152,250	162,088
3.50%, 11/1/2045	60,331	64,230
3.50% 12/1/2045	788,129	839,058
3.50%, 1/1/2046	599,012	637,721
Security Description	Principal Amount	Value
3.50% 2/1/2046	$671,309	$714,690
3.50% 4/1/2046	427,824	454,917
3.50% 5/1/2046	705,067	749,716
3.50%, 6/1/2046	174,472	185,521
3.50%, 7/1/2046	409,536	435,470
3.50%, 1/1/2047	621,708	661,079
3.50% 2/1/2047	2,079,097	2,214,559
3.50%, 3/1/2047	669,815	712,232
3.50%, 4/1/2047	1,350,469	1,431,398
3.50% 5/1/2047	3,649,879	3,881,012
3.50%, 6/1/2047	676,318	716,848
3.50%, 7/1/2047	1,093,709	1,167,327
3.50%, 9/1/2047	587,266	622,459
3.50%, 10/1/2047	689,609	730,935
3.50%, 11/1/2047	149,137	158,074
3.50%, 12/1/2047	1,041,951	1,104,392
3.50%, 1/1/2048	305,667	323,984
3.50%, 2/1/2048	345,669	367,631
3.50%, 6/1/2048	1,044,278	1,104,107
3.50%, 7/1/2049	1,255,013	1,326,679
3.50%, 8/1/2049	3,317,033	3,506,450
4.00%, 3/1/2021	5,125	5,150
4.00%, 3/1/2031	1,032,131	1,089,361
4.00%, 10/1/2033	143,694	154,884
4.00%, 10/1/2037	1,272,678	1,368,868
4.00%, 1/1/2039	228,049	244,545
4.00%, 2/1/2039	192,174	206,074
4.00%, 12/1/2040	60,327	65,516
4.00%, 2/1/2043	334,431	363,196
4.00% 10/1/2043	804,782	873,160
4.00%, 11/1/2043	262,736	283,392
4.00%, 12/1/2043	243,824	262,993
4.00% 10/1/2044	55,177	59,345
4.00%, 1/1/2045	766,224	828,663
4.00%, 3/1/2045	43,591	46,823
4.00%, 5/1/2045	1,823,106	1,971,159
4.00%, 7/1/2045	50,476	54,219
4.00% 9/1/2045	215,175	231,240
4.00% 12/1/2045	93,141	100,048
4.00%, 4/1/2046	221,860	237,688
4.00%, 7/1/2046	300,389	321,820
4.00% 11/1/2046	1,852,689	1,994,583
4.00%, 12/1/2046	587,858	629,799
4.00% 4/1/2047	1,377,479	1,474,729
4.00%, 7/1/2047	684,454	731,110
4.00%, 8/1/2047	591,379	631,690
4.00%, 9/1/2047	570,153	609,018
4.00%, 12/1/2047	746,774	797,678
4.00%, 2/1/2048	1,723,905	1,841,416
4.00%, 7/1/2048	732,848	783,067
4.00%, 9/1/2048	1,452,311	1,548,260
4.00%, 7/1/2049	2,698,648	2,885,010
4.00%, 9/1/2049	882,318	941,191
4.50%, 12/1/2040	107,571	118,453
4.50%, 1/1/2042	65,814	72,555

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50% 9/1/2043	$125,008	$137,511
4.50%, 11/1/2043	75,672	82,933
4.50%, 5/1/2044	210,663	229,306
4.50%, 6/1/2044	67,111	73,050
4.50%, 2/1/2046	245,944	270,822
4.50%, 3/1/2046	815,156	893,375
4.50%, 7/1/2046	265,456	286,866
4.50%, 11/1/2047	889,677	958,323
4.50%, 4/1/2048	475,116	511,022
4.50% 8/1/2048	1,725,058	1,862,692
4.50%, 12/1/2048	755,839	816,143
4.50%, 1/1/2049	267,033	288,338
4.50%, 4/1/2049	346,745	373,145
5.00%, 1/1/2039	533,866	588,592
5.00%, 6/1/2040	256,791	282,542
5.00%, 7/1/2041	40,025	44,038
5.00%, 5/1/2042	50,262	55,303
5.00%, 11/1/2044	629,429	692,547
5.00%, 1/1/2045	49,132	53,754
5.00%, 6/1/2048	830,898	896,405
5.00%, 9/1/2048	818,497	883,029
5.50%, 2/1/2037	26,817	30,042
5.50%, 4/1/2038	122,195	136,818
5.50%, 9/1/2040	38,665	43,300
5.50%, 9/1/2041	61,925	69,335
5.50% 5/1/2044	719,669	809,525
5.63%, 7/15/2037	80,000	125,742
6.63%, 11/15/2030	365,000	559,461
7.25%, 5/15/2030	75,000	117,145
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (d)	28,143	28,997
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (d)	135,045	138,814
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (d)	750,000	788,697
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (d)	37,621	40,179
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (d)	250,000	264,153
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (d)	400,000	441,764
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (d)	250,000	270,916
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	142,601
Government National Mortgage Association:
2.50%, 12/20/2046	879,605	927,415
3.00%, 1/20/2043	536,673	577,540
3.00%, 5/20/2043	268,315	288,094
3.00%, 12/20/2044	56,292	60,361
3.00%, 3/20/2045	30,916	33,048
3.00%, 4/20/2045	90,631	96,880
3.00%, 6/20/2045	1,366,755	1,460,993
3.00%, 7/20/2045	85,924	91,848
3.00%, 8/20/2045	78,049	83,430
Security Description	Principal Amount	Value
3.00%, 2/20/2046	$2,018,222	$2,166,996
3.00%, 3/20/2046	820,995	878,078
3.00%, 4/20/2046	78,889	84,374
3.00%, 5/20/2046	139,144	148,819
3.00%, 7/20/2046	88,887	95,068
3.00%, 8/20/2046	288,295	308,340
3.00%, 9/20/2046	203,681	217,843
3.00%, 10/20/2046	205,083	219,342
3.00%, 11/20/2046	368,423	394,039
3.00%, 12/20/2046	1,447,280	1,547,908
3.00%, 2/20/2047	699,627	748,272
3.00%, 4/20/2047	991,164	1,052,813
3.00%, 6/20/2047	343,902	365,292
3.00%, 7/20/2047	690,584	733,537
3.00%, 8/20/2047	344,719	366,160
3.00%, 10/20/2047	517,721	549,922
3.00%, 1/20/2048	1,919,618	2,039,016
3.00%, 2/20/2048	1,161,451	1,233,692
3.00%, 3/20/2048	2,051,104	2,169,465
3.00%, 12/20/2049	1,985,638	2,102,325
3.50%, 10/20/2042	424,666	459,366
3.50%, 1/20/2043	1,758,305	1,901,977
3.50%, 5/20/2043	63,571	68,606
3.50%, 9/20/2043	43,264	46,690
3.50%, 11/20/2043	341,403	368,445
3.50%, 6/20/2044	1,994,919	2,145,354
3.50%, 10/20/2044	44,371	47,717
3.50%, 12/20/2044	30,185	32,461
3.50%, 3/20/2045	27,391	29,151
3.50%, 4/20/2045	85,683	92,752
3.50%, 6/20/2045	1,215,270	1,293,352
3.50%, 10/20/2045	2,442,452	2,599,382
3.50%, 1/20/2046	917,101	976,025
3.50%, 3/20/2046	199,300	211,595
3.50%, 4/20/2046	105,982	112,520
3.50%, 5/20/2046	109,890	116,669
3.50%, 6/20/2046	1,709,485	1,814,941
3.50%, 7/20/2046	272,458	289,266
3.50%, 10/20/2046	520,404	552,508
3.50%, 11/20/2046	335,937	356,661
3.50%, 12/20/2046	1,110,271	1,178,763
3.50%, 5/20/2047	931,311	988,019
3.50%, 6/20/2047	648,373	687,853
3.50%, 7/20/2047	503,174	533,812
3.50%, 8/20/2047	800,272	849,000
3.50%, 9/20/2047	337,710	358,273
3.50%, 10/20/2047	326,360	346,232
3.50%, 6/20/2048	495,167	523,932
3.50%, 8/20/2048	366,972	388,290
3.50%, 8/20/2049	1,740,502	1,840,060
3.50%, 9/20/2049	1,955,390	2,067,240
4.00%, 4/15/2040	48,174	52,607
4.00%, 2/20/2042	20,612	22,593
4.00%, 7/20/2042	14,368	15,713
4.00%, 7/15/2044	44,313	48,092

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/20/2044	$28,186	$30,575
4.00%, 10/20/2044	252,796	274,228
4.00%, 5/15/2045	42,761	46,365
4.00%, 6/15/2045	89,752	97,318
4.00%, 8/20/2045	29,113	31,339
4.00%, 11/20/2045	359,466	386,949
4.00%, 2/20/2046	270,119	290,771
4.00%, 5/20/2046	287,534	308,342
4.00%, 6/20/2046	195,792	209,961
4.00%, 1/20/2047	641,094	687,489
4.00%, 3/20/2047	307,510	329,764
4.00%, 4/20/2047	591,891	631,310
4.00%, 5/20/2047	405,641	432,656
4.00%, 7/20/2047	416,103	443,815
4.00%, 8/20/2047	171,263	182,669
4.00%, 1/20/2048	296,753	316,516
4.00%, 6/20/2048	156,820	167,271
4.00%, 8/20/2048	1,777,380	1,895,831
4.00%, 10/20/2048	753,631	803,855
4.00%, 11/20/2048	600,369	640,380
4.00%, 4/20/2049	652,605	692,928
4.00%, 6/20/2049	1,560,315	1,656,725
4.00%, 7/20/2049	894,050	949,292
4.50%, 1/20/2044	123,202	134,696
4.50%, 11/20/2044	36,734	40,050
4.50%, 12/20/2044	29,543	32,210
4.50%, 4/20/2046	174,471	190,221
4.50%, 6/20/2046	124,930	136,208
4.50%, 7/20/2046	160,979	175,511
4.50%, 4/20/2047	597,040	637,026
4.50%, 8/20/2047	183,437	194,997
4.50%, 11/20/2047	1,652,007	1,756,121
4.50%, 12/20/2047	101,849	108,268
4.50%, 11/20/2048	763,850	812,477
4.50%, 7/20/2049	913,110	969,566
5.00%, 6/15/2040	39,429	44,583
5.00%, 10/15/2041	89,838	100,785
5.00%, 3/20/2044	57,153	63,603
5.00%, 12/20/2045	192,855	214,989
5.00%, 1/20/2048	380,430	405,652
5.00%, 5/20/2048	366,969	390,835
5.00%, 9/20/2048	645,610	686,147
5.50%, 10/20/2043	49,513	57,333
5.50%, 5/20/2045	568,591	643,322
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	205,760
Tennessee Valley Authority:
2.88%, 9/15/2024	100,000	108,471
3.50%, 12/15/2042	175,000	216,687
4.25%, 9/15/2065	100,000	155,236
5.25%, 9/15/2039	150,000	224,798
Series A, 2.88%, 2/1/2027	150,000	166,097
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $255,034,820)		264,532,377
Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 39.6%
Treasury Bonds:
2.25%, 8/15/2046	$1,425,000	$1,699,090
2.25%, 8/15/2049	2,000,000	2,419,375
2.50%, 2/15/2045	1,840,000	2,275,850
2.50%, 2/15/2046	1,400,000	1,743,656
2.50%, 5/15/2046	1,100,000	1,371,219
2.75%, 8/15/2042	900,000	1,150,031
2.75%, 11/15/2042	1,500,000	1,920,000
2.75%, 8/15/2047 (a)	1,700,000	2,237,625
2.75%, 11/15/2047	1,650,000	2,173,359
2.88%, 5/15/2043	1,850,000	2,406,156
2.88%, 8/15/2045 (a)	1,480,000	1,968,400
2.88%, 11/15/2046 (a)	1,500,000	2,006,953
2.88%, 5/15/2049	1,250,000	1,696,484
3.00%, 5/15/2042 (a)	1,325,000	1,761,629
3.00%, 11/15/2044 (a)	1,925,000	2,592,434
3.00%, 5/15/2045	1,875,000	2,528,320
3.00%, 11/15/2045	2,400,000	3,267,750
3.00%, 2/15/2047	2,200,000	3,014,000
3.00%, 5/15/2047	550,000	754,102
3.00%, 2/15/2048	1,700,000	2,343,344
3.00%, 8/15/2048	950,000	1,313,969
3.00%, 2/15/2049	2,150,000	2,980,773
3.13%, 11/15/2041	1,200,000	1,622,625
3.13%, 2/15/2042 (a)	725,000	981,695
3.13%, 2/15/2043	575,000	779,484
3.13%, 8/15/2044	1,750,000	2,400,781
3.13%, 5/15/2048	2,375,000	3,348,008
3.38%, 5/15/2044	1,350,000	1,920,375
3.38%, 11/15/2048	2,100,000	3,095,203
3.63%, 8/15/2043	1,600,000	2,338,250
3.63%, 2/15/2044	1,475,000	2,164,102
3.75%, 11/15/2043	1,425,000	2,124,363
3.88%, 8/15/2040	750,000	1,114,570
4.25%, 11/15/2040	1,000,000	1,557,969
4.38%, 5/15/2040	575,000	905,355
4.38%, 5/15/2041	300,000	476,766
4.50%, 2/15/2036 (a)	1,500,000	2,276,484
4.50%, 5/15/2038 (a)	200,000	313,250
4.50%, 8/15/2039	650,000	1,026,594
4.63%, 2/15/2040	400,000	647,000
4.75%, 2/15/2037 (a)	350,000	551,141
4.75%, 2/15/2041	650,000	1,076,867
5.00%, 5/15/2037	300,000	485,859
5.25%, 11/15/2028	450,000	619,875
6.50%, 11/15/2026	1,500,000	2,073,281
Treasury Notes:
1.13%, 7/31/2021	1,175,000	1,188,770
1.13%, 8/31/2021 (a)	2,350,000	2,378,916
1.13%, 9/30/2021	1,300,000	1,316,809
1.13%, 2/28/2022	1,500,000	1,525,781
1.13%, 2/28/2025 (a)	2,000,000	2,074,219
1.13%, 2/28/2027 (a)	1,250,000	1,298,242

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 10/31/2021	$1,400,000	$1,421,711
1.25%, 7/31/2023	250,000	257,480
1.38%, 4/30/2021	525,000	531,727
1.38%, 1/31/2022	2,500,000	2,552,148
1.38%, 10/15/2022	2,500,000	2,568,555
1.38%, 2/15/2023 (a)	2,000,000	2,062,813
1.38%, 9/30/2023	550,000	569,508
1.38%, 1/31/2025	2,000,000	2,094,531
1.50%, 8/31/2021	1,500,000	1,526,719
1.50%, 11/30/2021	1,000,000	1,020,938
1.50%, 1/31/2022	450,000	460,020
1.50%, 9/15/2022	3,000,000	3,090,000
1.50%, 10/31/2024	1,500,000	1,576,406
1.50%, 11/30/2024 (a)	1,500,000	1,578,516
1.50%, 8/15/2026	1,650,000	1,747,324
1.50%, 1/31/2027	2,000,000	2,126,250
1.50%, 2/15/2030 (a)	4,000,000	4,306,250
1.63%, 8/31/2022	1,150,000	1,186,656
1.63%, 12/15/2022	2,000,000	2,071,875
1.63%, 4/30/2023 (a)	2,500,000	2,598,828
1.63%, 5/31/2023 (a)	1,250,000	1,300,391
1.63%, 2/15/2026	1,925,000	2,047,117
1.63%, 9/30/2026	1,250,000	1,335,938
1.63%, 10/31/2026	1,250,000	1,336,328
1.63%, 8/15/2029 (a)	2,250,000	2,439,492
1.75%, 11/30/2021	1,500,000	1,537,148
1.75%, 2/28/2022	300,000	308,391
1.75%, 3/31/2022	250,000	257,373
1.75%, 4/30/2022	300,000	309,211
1.75%, 5/31/2022 (a)	1,000,000	1,031,641
1.75%, 6/15/2022 (a)	1,500,000	1,549,336
1.75%, 6/30/2022 (a)	3,750,000	3,874,805
1.75%, 9/30/2022	1,750,000	1,813,164
1.75%, 1/31/2023	2,925,000	3,042,914
1.75%, 5/15/2023	250,000	260,898
1.75%, 6/30/2024	1,500,000	1,587,539
1.75%, 11/15/2029	3,000,000	3,293,437
1.88%, 1/31/2022	1,850,000	1,904,416
1.88%, 2/28/2022	1,500,000	1,546,055
1.88%, 3/31/2022 (a)	5,500,000	5,675,957
1.88%, 4/30/2022 (a)	6,000,000	6,199,687
1.88%, 5/31/2022	100,000	103,453
1.88%, 7/31/2022	1,000,000	1,037,031
1.88%, 8/31/2022	150,000	155,707
1.88%, 9/30/2022	500,000	519,648
1.88%, 8/31/2024	850,000	905,051
1.88%, 6/30/2026	1,250,000	1,352,832
2.00%, 5/31/2021	350,000	357,355
2.00%, 8/31/2021 (a)	300,000	307,266
2.00%, 10/31/2021	3,500,000	3,595,156
2.00%, 11/15/2021	500,000	514,121
2.00%, 12/31/2021	3,000,000	3,090,352
2.00%, 7/31/2022	100,000	103,984
2.00%, 10/31/2022	1,000,000	1,043,672
2.00%, 11/30/2022	2,000,000	2,089,844
Security Description	Principal Amount	Value
2.00%, 2/15/2023	$500,000	$523,906
2.00%, 5/31/2024	1,750,000	1,868,398
2.00%, 6/30/2024	350,000	373,844
2.00%, 2/15/2025	2,375,000	2,556,094
2.00%, 8/15/2025	1,500,000	1,621,992
2.00%, 11/15/2026	2,250,000	2,460,937
2.13%, 8/15/2021 (a)	5,500,000	5,639,004
2.13%, 6/30/2022	4,500,000	4,687,383
2.13%, 12/31/2022 (a)	3,900,000	4,093,781
2.13%, 11/30/2023	1,000,000	1,064,141
2.13%, 3/31/2024	975,000	1,043,326
2.13%, 7/31/2024	2,500,000	2,686,328
2.13%, 9/30/2024 (a)	1,500,000	1,616,719
2.13%, 11/30/2024	1,250,000	1,349,609
2.13%, 5/15/2025	2,350,000	2,549,934
2.13%, 5/31/2026	2,500,000	2,741,992
2.25%, 12/31/2023	1,750,000	1,873,184
2.25%, 1/31/2024	1,000,000	1,072,109
2.25%, 4/30/2024	1,000,000	1,076,406
2.25%, 10/31/2024 (a)	1,250,000	1,355,566
2.25%, 12/31/2024	1,250,000	1,358,496
2.25%, 11/15/2025 (a)	1,975,000	2,167,254
2.25%, 3/31/2026	4,500,000	4,961,250
2.25%, 2/15/2027 (a)	3,000,000	3,341,719
2.25%, 8/15/2027 (a)	2,000,000	2,240,312
2.25%, 11/15/2027	2,750,000	3,086,445
2.38%, 4/15/2021	750,000	766,904
2.38%, 3/15/2022	8,000,000	8,329,688
2.38%, 1/31/2023	1,500,000	1,587,539
2.38%, 2/29/2024	5,000,000	5,391,406
2.38%, 8/15/2024	1,950,000	2,118,797
2.38%, 5/15/2027 (a)	2,900,000	3,264,312
2.38%, 5/15/2029	750,000	861,680
2.50%, 1/15/2022	8,000,000	8,319,688
2.50%, 2/15/2022	2,000,000	2,083,672
2.50%, 3/31/2023	1,250,000	1,331,348
2.50%, 8/15/2023	2,500,000	2,680,859
2.50%, 1/31/2024	2,000,000	2,163,281
2.50%, 1/31/2025	1,000,000	1,100,703
2.50%, 2/28/2026 (a)	2,500,000	2,790,430
2.63%, 5/15/2021	1,500,000	1,541,074
2.63%, 6/15/2021	1,350,000	1,389,340
2.63%, 7/15/2021	3,000,000	3,092,227
2.63%, 12/15/2021 (a)	2,500,000	2,600,879
2.63%, 2/28/2023	4,000,000	4,268,125
2.63%, 6/30/2023	1,600,000	1,718,500
2.63%, 12/31/2023	3,000,000	3,254,297
2.63%, 3/31/2025	1,000,000	1,108,906
2.63%, 12/31/2025	3,250,000	3,643,301
2.63%, 2/15/2029	3,100,000	3,617,797
2.75%, 4/30/2023	3,250,000	3,492,227
2.75%, 5/31/2023	1,500,000	1,614,609
2.75%, 7/31/2023	1,000,000	1,079,922
2.75%, 8/31/2023	3,750,000	4,056,738
2.75%, 11/15/2023 (a)	1,500,000	1,628,789

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 2/15/2024	$100,000	$109,133
2.75%, 2/28/2025	1,000,000	1,113,672
2.75%, 6/30/2025	2,750,000	3,079,141
2.75%, 8/31/2025	2,500,000	2,806,055
2.75%, 2/15/2028	2,750,000	3,201,172
2.88%, 11/15/2021	2,000,000	2,084,453
2.88%, 9/30/2023	2,000,000	2,176,563
2.88%, 10/31/2023	2,000,000	2,180,313
2.88%, 11/30/2023	3,000,000	3,276,094
2.88%, 4/30/2025	1,250,000	1,403,613
2.88%, 5/31/2025	3,900,000	4,385,062
2.88%, 7/31/2025 (a)	4,000,000	4,512,188
2.88%, 11/30/2025	1,500,000	1,700,508
2.88%, 8/15/2028	750,000	885,469
3.00%, 9/30/2025	2,500,000	2,842,383
3.00%, 10/31/2025	2,750,000	3,131,562
3.13%, 11/15/2028	3,250,000	3,918,789
U.S. Treasury Bond 2.00%, 2/15/2050 (a)	1,300,000	1,505,969
TOTAL U.S. TREASURY OBLIGATIONS (Cost $332,714,318)		367,101,424
MUNICIPAL BONDS & NOTES — 0.7%
CALIFORNIA — 0.3%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	39,917
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	50,830
California, State General Obligation:
3.50%, 4/1/2028	250,000	277,327
7.30%, 10/1/2039	125,000	192,069
7.50%, 4/1/2034	100,000	157,707
7.55%, 4/1/2039	100,000	162,270
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	116,312
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	138,363
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	32,103
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	66,876
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	277,445
State of California 7.60%, 11/1/2040	250,000	416,030
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	321,576
		2,248,825
Security Description	Principal Amount	Value
FLORIDA — 0.0% (c)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	$125,000	$133,439
State Board of Administration Finance Corp. Series A, 2.64%, 7/1/2021	150,000	150,136
		283,575
GEORGIA — 0.0% (c)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	164,000	218,974
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	56,523
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	55,987
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	282,898
State of Illinois:
5.10%, 6/1/2033	50,000	49,632
6.63%, 2/1/2035	200,000	215,276
7.35%, 7/1/2035	100,000	112,202
		772,518
MASSACHUSETTS — 0.0% (c)
Massachusetts School Building Authority Series B, 3.40%, 10/15/2040	20,000	20,489
MISSOURI — 0.0% (c)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	100,000	116,822
NEW JERSEY — 0.1%
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	193,826
4.13%, 6/15/2042	160,000	154,919
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	142,450
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	35,000	41,796
		532,991
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	35,250
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	99,219

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	$100,000	$113,027
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	209,893
5.65%, 11/1/2040	100,000	134,468
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	125,000	131,263
Series 192, 4.81%, 10/15/2065	25,000	29,851
		752,971
OHIO — 0.0% (c)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	218,322
PENNSYLVANIA — 0.0% (c)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	141,804
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	99,715
		241,519
TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	133,491
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	236,388
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	65,000	63,122
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	151,704
State of Texas 3.21%, 4/1/2044	50,000	51,435
		636,140
VIRGINIA — 0.0% (c)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	59,436
TOTAL MUNICIPAL BONDS & NOTES (Cost $5,837,910)		6,102,582
MORTGAGE-BACKED SECURITIES — 1.3%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	106,945
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	95,844
Series 2017-BNK8, Class B, 3.93%, 11/15/2050 (d)	50,000	47,935
Security Description	Principal Amount	Value
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	$143,329	$161,130
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	100,000	114,343
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	108,411
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	104,191
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	51,698
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	201,030
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	159,038
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	130,000	142,795
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	111,211
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	112,751
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	126,814
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	209,879
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	207,063
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	322,962
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	638,259
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	103,622
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	151,220
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	76,252
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	260,020
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	104,887

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-CR16, Class B, 4.58%, 4/10/2047	$400,000	$413,296
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	104,864
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	52,870
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	310,054
COMM Mortgage Trust:
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	35,301	36,335
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	422,262
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	113,951
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (d)	150,000	152,784
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	250,000	259,398
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	50,000	53,932
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	201,086
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	156,286
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.05%, 7/10/2046 (d)	80,000	85,164
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	93,403	97,940
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	149,644
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	205,956
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	303,166
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	268,607
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	63,463
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (d)	50,000	52,156
Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	$100,000	$105,929
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	213,754
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	107,080
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.74%, 3/15/2049 (d)	300,000	309,614
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	532,675
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	206,076
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	165,378	166,909
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	306,513
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	230,405
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	167,607
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	210,859
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	427,670
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	107,242
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	181,957
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	206,722
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	102,802

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	$213,931	$217,975
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	104,465
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	315,369
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	264,572
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	168,022
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	218,798
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	115,111
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	103,073
TOTAL MORTGAGE-BACKED SECURITIES (Cost $12,155,660)		12,312,713
Shares
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	6,457,926	6,452,114
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	41,107,613	$41,107,613
TOTAL SHORT-TERM INVESTMENTS (Cost $47,562,336)		47,559,727
TOTAL INVESTMENTS — 103.8% (Cost $915,985,169)		962,815,368
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(34,921,851)
NET ASSETS — 100.0%		$927,893,517
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$230,135,726	$—	$230,135,726
Asset-Backed Securities	—	3,595,834	—	3,595,834
Foreign Government Obligations	—	31,474,985	—	31,474,985
U.S. Government Agency Obligations	—	264,532,377	—	264,532,377
U.S. Treasury Obligations	—	367,101,424	—	367,101,424
Municipal Bonds & Notes	—	6,102,582	—	6,102,582
Mortgage-Backed Securities	—	12,312,713	—	12,312,713
Short-Term Investments	47,559,727	—	—	47,559,727
TOTAL INVESTMENTS	$47,559,727	$915,255,641	$—	$962,815,368
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,860,756	$20,862,842	$54,639,334	$69,031,404	$(15,219)	$(3,439)	6,457,926	$6,452,114	$8,696
State Street Navigator Securities Lending Portfolio II	30,806,743	30,806,743	95,659,169	85,358,299	—	—	41,107,613	41,107,613	40,869
Total		$51,669,585	$150,298,503	$154,389,703	$(15,219)	$(3,439)		$47,559,727	$49,565
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity Ex- U.S. Index Portfolio. The schedule of investments for the State Street Global All Cap Equity Ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 93.6%
ARGENTINA — 0.0% (a)
Adecoagro SA (b)	6,100	$23,729
Banco Macro SA ADR	4,100	69,618
Cresud SACIF y A ADR (b)	1,685	5,864
Despegar.com Corp. (b)(c)	5,100	28,917
Globant SA (b)	2,900	254,852
Grupo Financiero Galicia SA ADR	9,200	64,860
Loma Negra Cia Industrial Argentina SA ADR (b)	7,400	26,270
Pampa Energia SA ADR (b)(c)	5,700	64,410
Telecom Argentina SA ADR (c)	8,600	79,292
Transportadora de Gas del Sur SA Class B, ADR (c)	9,000	41,400
YPF SA ADR	15,500	64,635
		723,847
AUSTRALIA — 3.8%
Abacus Property Group REIT	26,147	37,268
Accent Group, Ltd.	61,268	29,467
Adelaide Brighton, Ltd.	35,372	44,865
Afterpay, Ltd. (b)	18,797	217,496
AGL Energy, Ltd.	58,345	607,573
ALS, Ltd.	54,239	188,117
Altium, Ltd.	10,662	186,170
Alumina, Ltd.	204,380	182,256
AMA Group, Ltd.	78,145	13,228
AMP, Ltd. (b)	310,866	252,608
Ansell, Ltd.	12,375	203,912
AP Eagers, Ltd. (c)	10,480	19,364
APA Group Stapled Security	105,751	667,743
Appen, Ltd.	8,335	99,035
ARB Corp., Ltd. (c)	6,499	56,659
Ardent Leisure Group, Ltd. (b)	107,857	14,049
Aristocrat Leisure, Ltd.	56,890	733,505
ASX, Ltd.	17,118	799,547
Atlas Arteria, Ltd. Stapled Security	79,514	267,235
Aurizon Holdings, Ltd.	192,194	495,615
AusNet Services	182,153	190,314
Austal, Ltd.	18,263	32,820
Australia & New Zealand Banking Group, Ltd.	256,409	2,675,730
Australian Pharmaceutical Industries, Ltd.	85,600	65,489
Aventus Group REIT	54,127	48,944
Avita Medical, Ltd. (b)(c)	181,421	54,629
Bank of Queensland, Ltd. (c)	38,985	119,138
Bapcor, Ltd.	41,995	104,179
Security Description	Shares	Value
Beach Energy, Ltd.	211,449	$146,627
Bega Cheese, Ltd.	18,411	51,488
Bendigo & Adelaide Bank, Ltd.	50,810	194,237
BHP Group PLC	191,052	2,959,928
BHP Group, Ltd.	270,605	4,884,787
Bingo Industries, Ltd.	47,497	55,441
Blackmores, Ltd.	2,362	105,226
BlueScope Steel, Ltd.	52,961	275,904
Boral, Ltd.	88,214	110,250
Brambles, Ltd.	139,171	895,106
Bravura Solutions, Ltd.	27,167	62,931
Breville Group, Ltd.	7,471	77,600
Brickworks, Ltd.	5,921	48,196
BWP Trust REIT	46,487	95,178
Caltex Australia, Ltd.	22,588	303,489
carsales.com, Ltd.	18,399	131,549
Castile Resources, Ltd. (b)(d)	10,652	489
Cedar Woods Properties, Ltd.	15,454	39,240
Centuria Industrial REIT	35,754	57,138
Centuria Office REIT	34,820	35,068
Challenger, Ltd.	45,247	109,973
Charter Hall Group REIT	42,133	175,853
Charter Hall Long Wale REIT	31,744	85,447
Charter Hall Retail REIT	26,848	51,021
Charter Hall Social Infrastructure REIT	30,123	34,082
CIMIC Group, Ltd.	10,985	154,812
Cleanaway Waste Management, Ltd.	166,586	174,831
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	73,726
Coca-Cola Amatil, Ltd.	53,528	287,473
Cochlear, Ltd.	5,269	597,537
Coles Group, Ltd.	102,564	950,446
Collins Foods, Ltd.	10,417	34,374
Commonwealth Bank of Australia	162,418	6,097,650
Computershare, Ltd.	46,891	279,313
Cooper Energy, Ltd. (b)(c)	188,865	47,656
Corporate Travel Management, Ltd. (c)	5,721	29,990
Costa Group Holdings, Ltd. (c)	29,584	49,927
Credit Corp. Group, Ltd.	4,750	39,743
Cromwell Property Group REIT (c)	176,649	85,881
Crown Resorts, Ltd.	39,227	181,139
CSL, Ltd.	41,592	7,502,065
CSR, Ltd.	44,456	84,767
Dexus REIT	99,219	547,105
Dicker Data, Ltd.	13,173	46,623
Domain Holdings Australia, Ltd.	51,929	64,202
Domino's Pizza Enterprises, Ltd.	5,461	168,236
Downer EDI, Ltd.	50,480	91,762
Elders, Ltd.	16,674	76,700
Emeco Holdings, Ltd. (b)(c)	62,078	32,160
EML Payments, Ltd. (b)	16,999	23,765

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Estia Health, Ltd.	39,221	$32,083
Evolution Mining, Ltd.	138,516	322,126
FlexiGroup, Ltd.	43,874	20,178
Flight Centre Travel Group, Ltd. (c)	6,470	40,645
Fortescue Metals Group, Ltd.	123,188	751,180
Freedom Foods Group, Ltd.	11,132	29,694
G8 Education, Ltd. (c)	43,505	22,453
GDI Property Group REIT	67,675	38,893
Genworth Mortgage Insurance Australia, Ltd.	30,544	41,298
Gold Road Resources, Ltd. (b)	85,928	72,685
Goodman Group REIT	151,971	1,108,373
GPT Group REIT	176,204	389,524
GrainCorp, Ltd. Class A (b)	13,140	25,207
Growthpoint Properties Australia, Ltd. REIT	24,433	37,606
GUD Holdings, Ltd.	7,843	45,233
GWA Group, Ltd. (c)	31,664	50,516
Hansen Technologies, Ltd.	29,249	52,155
Harvey Norman Holdings, Ltd. (c)	71,585	130,790
Healius, Ltd.	33,727	42,191
IDP Education, Ltd.	13,265	102,919
IGO, Ltd.	45,426	116,119
Iluka Resources, Ltd.	38,226	160,845
IMF Bentham, Ltd.	22,561	53,069
Incitec Pivot, Ltd.	141,529	174,686
Infigen Energy Stapled Security	157,975	40,719
Ingenia Communities Group REIT	15,888	31,622
Inghams Group, Ltd.	49,503	98,710
Insurance Australia Group, Ltd.	214,179	804,101
Integrated Research, Ltd.	33,401	53,083
InvoCare, Ltd. (c)	7,613	49,114
IOOF Holdings, Ltd. (c)	19,504	43,838
IPH, Ltd.	26,936	117,672
IRESS, Ltd.	15,793	99,931
JB Hi-Fi, Ltd.	10,392	178,038
Jumbo Interactive, Ltd. (c)	3,849	22,251
Jupiter Mines, Ltd.	276,114	37,613
LendLease Group Stapled Security	51,061	318,554
Link Administration Holdings, Ltd.	46,235	90,840
Lovisa Holdings, Ltd. (c)	8,077	24,277
Lynas Corp., Ltd. (b)(c)	55,830	48,722
Macquarie Group, Ltd.	31,423	1,665,226
Magellan Financial Group, Ltd.	11,542	304,596
Mayne Pharma Group, Ltd. (b)(c)	178,522	33,933
McMillan Shakespeare, Ltd.	6,570	28,096
Medibank Pvt, Ltd.	249,120	407,648
Megaport, Ltd. (b)(c)	11,378	68,662
Mesoblast, Ltd. (b)(c)	25,558	21,096
Metcash, Ltd.	82,249	158,672
Mineral Resources, Ltd. (c)	15,336	129,116
Security Description	Shares	Value
Mirvac Group REIT	355,854	$449,869
Monadelphous Group, Ltd.	8,112	50,690
Myer Holdings, Ltd. (b)(c)	176,996	15,172
Nanosonics, Ltd. (b)	20,915	71,406
National Australia Bank, Ltd.	260,800	2,661,990
nearmap, Ltd. (b)(c)	42,091	29,061
Netwealth Group, Ltd. (c)	8,601	35,137
New Hope Corp., Ltd.	83,313	70,878
New South Resources, Ltd.	124,681	120,328
Newcrest Mining, Ltd.	68,708	938,869
NEXTDC, Ltd. (b)(c)	36,306	196,367
nib holdings, Ltd.	47,734	151,351
Nine Entertainment Co. Holdings, Ltd.	110,179	76,834
Northern Star Resources, Ltd.	65,665	423,268
NRW Holdings, Ltd.	47,497	36,393
Nufarm, Ltd. (b)	23,020	70,861
OceanaGold Corp.	52,900	50,174
Oil Search, Ltd.	149,850	216,243
Orica, Ltd.	36,560	340,549
Origin Energy, Ltd.	159,314	425,990
Orocobre, Ltd. (b)	47,432	60,674
Orora, Ltd.	103,534	153,509
OZ Minerals, Ltd.	56,350	250,138
Pact Group Holdings, Ltd. (b)	44,824	41,650
Pendal Group, Ltd.	26,280	71,049
Perenti Global, Ltd.	48,779	17,759
Perpetual, Ltd.	4,348	65,945
Perseus Mining, Ltd. (b)	101,127	57,186
Platinum Asset Management, Ltd.	48,574	98,570
PolyNovo, Ltd. (b)(c)	44,951	44,541
Premier Investments, Ltd.	5,493	40,810
Pro Medicus, Ltd.	3,617	42,539
Qantas Airways, Ltd.	61,639	119,331
QBE Insurance Group, Ltd.	118,492	614,164
Qube Holdings, Ltd.	122,331	161,055
Ramelius Resources, Ltd.	75,907	46,400
Ramsay Health Care, Ltd.	14,624	511,663
REA Group, Ltd.	4,400	205,091
Regis Resources, Ltd.	41,477	91,722
Resolute Mining, Ltd. (b)	73,959	36,490
Rural Funds Group REIT (c)	69,088	80,271
Sandfire Resources, Ltd.	16,700	33,298
Santos, Ltd.	160,167	327,313
Saracen Mineral Holdings, Ltd. (b)	92,017	205,893
Scentre Group REIT	475,255	452,954
SEEK, Ltd. (c)	34,657	315,133
Select Harvests, Ltd.	13,517	57,554
Senex Energy, Ltd. (b)(c)	304,537	29,327
Service Stream, Ltd.	39,978	44,465
Seven Group Holdings, Ltd. (c)	12,098	82,831
Shopping Centres Australasia Property Group REIT	84,287	116,319
Sigma Healthcare, Ltd.	183,261	72,642

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Silver Lake Resources, Ltd. (b)	111,938	$94,849
SmartGroup Corp., Ltd.	8,607	25,577
Sonic Healthcare, Ltd.	40,817	610,431
South32, Ltd. (c)(e)	10,757	11,893
South32, Ltd. (e)	453,240	497,855
Southern Cross Media Group, Ltd.	90,037	9,442
Spark Infrastructure Group Stapled Security	150,101	180,356
St Barbara, Ltd.	51,256	67,341
Star Entertainment Grp, Ltd.	71,748	94,835
Steadfast Group, Ltd.	67,982	101,966
Stockland REIT	215,682	330,013
Suncorp Group, Ltd.	120,264	664,546
Super Retail Group, Ltd. (c)	10,831	30,825
Sydney Airport Stapled Security	100,110	344,175
Tabcorp Holdings, Ltd.	177,605	273,498
Tassal Group, Ltd.	24,890	53,451
Technology One, Ltd.	23,020	110,643
Telstra Corp., Ltd.	366,777	685,081
TPG Telecom, Ltd.	37,112	157,268
Transurban Group Stapled Security	247,512	1,834,484
Treasury Wine Estates, Ltd.	65,124	402,322
United Malt Grp, Ltd. (b)	13,140	35,386
Vicinity Centres REIT	268,740	167,274
Virtus Health, Ltd.	24,830	28,499
Viva Energy Group, Ltd. (f)	96,744	74,017
Viva Energy REIT	54,243	75,834
Vocus Group, Ltd. (b)	56,908	86,550
Washington H Soul Pattinson & Co., Ltd.	10,211	104,991
Webjet, Ltd. (c)	10,201	23,888
Wesfarmers, Ltd.	102,564	2,162,574
Western Areas, Ltd.	33,727	39,819
Westgold Resources, Ltd. (b)	42,610	49,275
Westpac Banking Corp.	322,835	3,299,332
Whitehaven Coal, Ltd.	64,969	75,917
WiseTech Global, Ltd. (c)	11,601	120,006
Woodside Petroleum, Ltd.	89,865	992,240
Woolworths Group, Ltd.	114,086	2,468,654
Worley, Ltd. (c)	25,995	95,985
Zip Co., Ltd. (b)	21,571	20,435
		73,332,927
AUSTRIA — 0.2%
ams AG (b)(c)	27,406	266,481
ANDRITZ AG	6,184	192,751
AT&S Austria Technologie & Systemtechnik AG	4,273	61,577
BAWAG Group AG (f)	7,283	202,120
CA Immobilien Anlagen AG	8,392	284,712
DO & Co. AG	757	29,615
Erste Group Bank AG	29,188	531,628
EVN AG	5,757	84,267
FACC AG (c)	6,220	52,108
IMMOFINANZ AG	10,275	185,107
Security Description	Shares	Value
Lenzing AG	919	$50,499
Oesterreichische Post AG (c)	4,115	146,040
OMV AG	14,759	401,839
Palfinger AG	2,748	50,303
Porr AG (c)	3,398	55,483
Raiffeisen Bank International AG	13,226	189,271
S IMMO AG	4,849	93,642
S&T AG	4,086	75,628
Schoeller-Bleckmann Oilfield Equipment AG	1,349	43,498
Telekom Austria AG	20,116	139,719
UNIQA Insurance Group AG	23,821	182,267
Verbund AG	5,853	210,014
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,462	102,723
Voestalpine AG	9,794	196,597
Wienerberger AG	12,817	199,211
		4,027,100
BELGIUM — 0.7%
Ackermans & van Haaren NV	1,976	255,110
Aedifica SA REIT	2,187	225,850
Ageas	16,222	672,540
AGFA-Gevaert NV (b)	20,285	75,035
Anheuser-Busch InBev SA	69,285	3,044,632
Barco NV	832	126,472
Befimmo SA REIT	2,488	118,405
Bekaert SA	2,534	42,014
Biocartis NV (b)(c)(f)	10,226	37,799
bpost SA	8,782	61,597
Cie d'Entreprises CFE	691	49,510
Cofinimmo SA REIT	2,350	303,632
Colruyt SA	5,021	270,784
D'ieteren SA	2,263	111,673
Econocom Group SA	27,987	43,702
Elia Group SA	2,497	241,969
Euronav NV	16,005	181,233
Exmar NV (b)(c)	8,692	39,417
Fagron	5,579	108,801
Galapagos NV (b)	4,065	794,185
Gimv NV	1,345	69,531
Groupe Bruxelles Lambert SA	7,988	625,285
Intervest Offices & Warehouses NV REIT	5,176	134,167
Ion Beam Applications (b)(c)	4,121	35,632
KBC Ancora	4,469	123,448
KBC Group NV	22,705	1,024,966
Kinepolis Group NV	1,145	41,375
Melexis NV	1,837	95,316
Mithra Pharmaceuticals SA (b)	1,371	32,906
Montea CVA REIT	1,553	142,408
Ontex Group NV	5,109	88,473
Orange Belgium SA	3,420	59,821
Proximus SADP	13,334	304,640
Recticel SA (c)	8,030	42,661
Retail Estates NV REIT	1,506	77,477

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sofina SA	1,401	$283,448
Solvay SA (c)	6,739	483,175
Telenet Group Holding NV	5,514	164,730
Tessenderlo Group SA (b)	2,269	63,313
UCB SA	11,496	978,584
Umicore SA	17,576	603,113
Warehouses De Pauw CVA REIT	11,763	334,049
		12,612,878
BRAZIL — 1.3%
AES Tiete Energia SA	14,500	36,679
Aliansce Sonae Shopping Centers SA	11,700	60,005
Alliar Medicos A Frente SA	15,100	26,202
Alpargatas SA Preference Shares	22,900	102,257
Alupar Investimento SA	19,900	86,328
Ambev SA	419,567	964,262
Anima Holding SA	19,635	72,194
Arcos Dorados Holdings, Inc. Class A	9,100	30,394
Arezzo Industria e Comercio SA	4,100	29,146
Atacadao SA	39,400	156,716
Azul SA Preference Shares (b)	22,400	75,795
B2W Cia Digital (b)	19,877	183,954
B3 SA - Brasil Bolsa Balcao	185,501	1,283,979
Banco ABC Brasil SA Preference Shares	16,200	41,354
Banco Bradesco SA Preference Shares	372,507	1,491,723
Banco Bradesco SA	109,951	398,754
Banco BTG Pactual SA	16,600	106,386
Banco do Brasil SA	78,200	420,506
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	13,200	30,362
Banco Inter SA	5,800	35,326
Banco Santander Brasil SA	35,400	182,030
BB Seguridade Participacoes SA	58,700	281,243
BK Brasil Operacao e Assessoria a Restaurantes SA	14,000	24,455
BR Malls Participacoes SA	77,182	148,513
BR Properties SA (b)	15,100	26,668
Bradespar SA Preference Shares	20,500	115,255
Braskem SA Class A, Preference Shares	20,100	66,734
BRF SA (b)	46,500	135,288
CCR SA	101,300	229,100
Centrais Eletricas Brasileiras SA	22,800	104,887
Centrais Eletricas Brasileiras SA Class B, Preference Shares	17,200	86,322
Cia Brasileira de Distribuicao	16,500	211,046
Cia de Locacao das Americas	31,800	64,316
Cia de Saneamento Basico do Estado de Sao Paulo	29,000	218,677
Security Description	Shares	Value
Cia de Saneamento de Minas Gerais-COPASA	8,600	$67,817
Cia de Saneamento do Parana	17,700	81,391
Cia Energetica de Minas Gerais Preference Shares	96,664	166,058
Cia Energetica de Sao Paulo Class B, Preference Shares	17,300	89,659
Cia Hering	9,000	25,820
Cia Paranaense de Energia Preference Shares	9,000	92,835
Cia Siderurgica Nacional SA	49,900	67,154
Cielo SA	104,339	89,320
Cogna Educacao	162,063	124,986
Cosan Logistica SA (b)	12,600	40,619
Cosan SA	14,100	146,149
CVC Brasil Operadora e Agencia de Viagens SA	10,000	21,401
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,900	46,041
Duratex SA	28,700	51,738
EcoRodovias Infraestrutura e Logistica SA (b)	28,500	51,927
EDP - Energias do Brasil SA	27,100	85,063
Embraer SA (b)	72,500	133,353
Energisa SA	14,700	107,134
Eneva SA (b)	10,000	67,000
Engie Brasil Energia SA	24,466	183,592
Equatorial Energia SA	88,500	300,312
Ez Tec Empreendimentos e Participacoes SA	7,500	42,947
Fleury SA	18,600	72,584
Gerdau SA Preference Shares	93,100	180,399
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	8,600	18,853
Grendene SA	42,700	61,993
Grupo SBF SA (b)	6,100	28,297
Hapvida Participacoes e Investimentos SA (f)	21,300	174,126
Hypera SA	34,200	188,520
Iguatemi Empresa de Shopping Centers SA	8,300	50,009
IRB Brasil Resseguros SA	54,200	101,156
Itau Unibanco Holding SA Preference Shares	440,603	1,961,501
Itausa - Investimentos Itau SA Preference Shares	401,665	679,174
JBS SA	99,200	389,027
JHSF Participacoes SA	30,100	20,312
JSL SA	16,600	41,447
Klabin SA	78,628	242,406
Light SA	20,100	37,397
Linx SA	12,700	40,769
Localiza Rent a Car SA	55,166	279,734
Lojas Americanas SA Preference Shares	74,922	260,015
Lojas Renner SA	72,371	468,278

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
M Dias Branco SA	7,900	$44,324
Magazine Luiza SA	66,488	499,820
Marfrig Global Foods SA (b)	43,200	73,713
Metalurgica Gerdau SA Preference Shares	63,700	57,110
Minerva SA (b)	18,835	28,870
Movida Participacoes SA	19,000	29,636
MRV Engenharia e Participacoes SA	22,500	53,098
Multiplan Empreendimentos Imobiliarios SA	36,014	132,485
Natura & Co. Holding SA	59,200	293,797
Notre Dame Intermedica Participacoes SA	43,877	380,347
Odontoprev SA	25,500	71,191
Omega Geracao SA (b)	9,000	47,164
Petro Rio SA (b)	4,400	14,167
Petrobras Distribuidora SA	53,700	160,584
Petroleo Brasileiro SA Preference Shares	376,600	1,015,817
Petroleo Brasileiro SA	331,100	902,663
Porto Seguro SA	12,800	110,858
Qualicorp Consultoria e Corretora de Seguros SA	15,200	69,163
Raia Drogasil SA	21,000	412,380
Rumo SA (b)	91,187	345,472
Sao Martinho SA	17,000	48,444
SLC Agricola SA	8,700	38,077
Sul America SA	21,591	140,704
Suzano SA	49,509	341,636
Telefonica Brasil SA Preference Shares	39,785	379,318
TIM Participacoes SA	71,400	171,252
TOTVS SA	12,100	108,901
Transmissora Alianca de Energia Eletrica SA	19,800	98,607
Trisul SA	13,700	19,150
Ultrapar Participacoes SA	58,000	140,119
Vale SA	288,306	2,402,457
Via Varejo SA (b)	76,800	78,183
WEG SA	76,370	494,301
Wiz Solucoes e Corretagem de Seguros SA	25,800	44,869
YDUQS Part	21,500	91,901
		24,245,747
CANADA — 5.9%
Advantage Oil & Gas, Ltd. (b)(c)	9,900	9,946
Aecon Group, Inc.	6,200	54,710
Ag Growth International, Inc.	2,000	23,887
Agnico Eagle Mines, Ltd.	21,909	864,754
Aimia, Inc. (b)	34,154	50,630
Air Canada (b)	10,300	113,974
Alamos Gold, Inc. Class A	35,600	176,831
Algonquin Power & Utilities Corp.	47,011	625,889
Security Description	Shares	Value
Alimentation Couche-Tard, Inc. Class B	78,600	$1,830,604
Allied Properties Real Estate Investment Trust	5,400	169,738
AltaGas, Ltd.	25,200	225,735
Altius Minerals Corp.	8,500	42,340
Altus Group, Ltd.	3,200	82,060
Aphria, Inc. (b)(c)	23,300	70,227
ARC Resources, Ltd. (c)	25,000	71,135
Aritzia, Inc. (b)	7,500	64,865
Artis Real Estate Investment Trust	6,100	34,200
Atco, Ltd. Class I	6,300	172,488
Atlas Corp.	6,600	50,754
ATS Automation Tooling Systems, Inc. (b)	5,700	65,916
Aurinia Pharmaceuticals, Inc. (b)	7,600	109,086
Aurora Cannabis, Inc. (b)(c)	133,700	118,356
B2Gold Corp.	92,800	277,745
Badger Daylighting, Ltd. (c)	2,400	38,394
Ballard Power Systems, Inc. (b)(c)	18,100	135,685
Bank of Montreal	59,000	2,945,544
Bank of Nova Scotia	112,000	4,522,177
Barrick Gold Corp. (e)	118,417	2,151,448
Barrick Gold Corp. (e)	45,552	820,872
Bausch Health Cos., Inc. (b)	32,300	494,933
Baytex Energy Corp. (b)(c)	52,100	12,262
BCE, Inc.	14,479	587,257
BlackBerry, Ltd. (b)	47,100	190,935
Boardwalk Real Estate Investment Trust	2,300	37,020
Bombardier, Inc. Class B (b)	161,200	51,531
Boralex, Inc. Class A	6,900	121,193
Brookfield Asset Management, Inc. Class A	80,550	3,530,199
CAE, Inc.	24,000	299,968
Cameco Corp.	35,800	269,880
Canaccord Genuity Group, Inc.	8,800	26,771
Canacol Energy, Ltd.	13,000	32,606
Canada Goose Holdings, Inc. (b)(c)	4,400	86,989
Canadian Apartment Properties REIT	7,300	218,433
Canadian Imperial Bank of Commerce (c)	40,300	2,321,706
Canadian National Railway Co.	65,700	5,078,843
Canadian Natural Resources, Ltd.	111,600	1,509,327
Canadian Pacific Railway, Ltd.	12,700	2,770,917
Canadian Tire Corp., Ltd. Class A	5,300	316,283
Canadian Utilities, Ltd. Class A	11,700	276,522
Canadian Western Bank	8,200	111,592
Canfor Corp. (b)	6,000	30,772
Canfor Pulp Products, Inc.	10,400	37,045

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Canopy Growth Corp. (b)(c)	18,900	$271,679
Capital Power Corp.	10,100	192,655
Cascades, Inc.	8,200	72,416
CCL Industries, Inc. Class B	13,600	408,855
Celestica, Inc. (b)	15,400	53,449
Cenovus Energy, Inc.	94,500	188,555
Centerra Gold, Inc. (b)	20,000	117,610
CES Energy Solutions Corp. (c)	47,100	26,804
CGI, Inc. (b)	21,700	1,161,572
CI Financial Corp. (c)	18,500	181,575
Cineplex, Inc. (c)	6,000	49,320
Cogeco Communications, Inc.	1,500	100,611
Cogeco, Inc.	500	30,520
Colliers International Group, Inc.	3,300	156,080
Cominar Real Estate Investment Trust	6,900	39,315
Computer Modelling Group, Ltd.	15,200	40,901
Constellation Software, Inc.	1,900	1,707,337
Corus Entertainment, Inc. Class B	18,900	33,329
Crescent Point Energy Corp. (c)	46,300	35,456
Crombie Real Estate Investment Trust	4,000	34,904
Cronos Group, Inc. (b)(c)	21,100	118,445
CT Real Estate Investment Trust	8,000	65,760
Descartes Systems Group, Inc. (b)	7,600	258,486
DIRTT Environmental Solutions (b)	1,600	1,596
Dollarama, Inc.	27,000	740,563
Dream Industrial Real Estate Investment Trust	7,000	46,180
Dream Office Real Estate Investment Trust	3,000	49,194
DREAM Unlimited Corp. Class A	8,730	57,899
Dundee Precious Metals, Inc.	20,800	64,884
ECN Capital Corp.	21,700	57,324
Eldorado Gold Corp. (b)	13,900	85,450
Element Fleet Management Corp.	39,400	248,023
Emera, Inc.	25,000	974,813
Empire Co., Ltd. Class A	15,700	303,665
Enbridge, Inc.	185,800	5,349,411
Endeavour Silver Corp. (b)(c)	40,100	53,247
Enerflex, Ltd.	8,500	34,816
Enerplus Corp. (c)	17,500	25,451
Enghouse Systems, Ltd.	3,700	113,156
Equinox Gold Corp. (b)	11,900	78,589
Equitable Group, Inc.	1,100	44,878
ERO Copper Corp. (b)	5,200	38,616
Evertz Technologies, Ltd.	2,400	22,072
Exchange Income Corp.	1,500	18,706
Extendicare, Inc.	8,100	32,893
Fairfax Financial Holdings, Ltd.	2,500	757,772
Security Description	Shares	Value
Fiera Capital Corp.	5,000	$22,974
Finning International, Inc.	13,900	147,462
First Capital Real Estate Investment Trust	8,300	79,481
First Majestic Silver Corp. (b)	14,800	90,671
First National Financial Corp.	2,400	42,019
First Quantum Minerals, Ltd.	62,400	315,211
FirstService Corp.	3,500	266,849
Fortis, Inc.	41,474	1,581,336
Fortuna Silver Mines, Inc. (b)	21,600	49,169
Franco-Nevada Corp.	17,135	1,692,734
Genworth MI Canada, Inc. (c)	3,500	76,893
George Weston, Ltd.	6,927	489,735
Gibson Energy, Inc. (c)	12,200	139,284
Gildan Activewear, Inc.	18,500	233,175
goeasy, Ltd.	1,000	25,566
Granite Real Estate Investment Trust	1,900	77,597
Great Canadian Gaming Corp. (b)	4,900	85,996
Great-West Lifeco, Inc.	25,000	426,986
H&R Real Estate Investment Trust	12,300	77,169
HEXO Corp. (b)(c)	34,700	28,036
Home Capital Group, Inc. (b)	4,300	48,518
Hudbay Minerals, Inc. (c)	20,900	39,059
Husky Energy, Inc. (c)	24,855	61,817
Hydro One, Ltd. (f)	29,700	528,751
iA Financial Corp., Inc.	9,700	301,492
IAMGOLD Corp. (b)	41,200	92,627
IGM Financial, Inc.	7,100	116,475
Imperial Oil, Ltd.	23,800	266,033
Innergex Renewable Energy, Inc.	10,300	138,578
Intact Financial Corp.	12,600	1,076,712
Inter Pipeline, Ltd. (c)	37,600	222,427
Interfor Corp. (b)	7,200	31,666
InterRent Real Estate Investment Trust	5,700	53,302
Intertape Polymer Group, Inc.	8,100	57,136
Ivanhoe Mines, Ltd. Class A (b)	53,900	88,612
Jamieson Wellness, Inc.	3,900	70,528
Just Energy Group, Inc. (c)	24,500	12,221
Kelt Exploration, Ltd. (b)	3,000	2,318
Keyera Corp.	19,500	179,197
Killam Apartment Real Estate Investment Trust	4,500	49,889
Kinaxis, Inc. (b)	2,300	175,956
Kinross Gold Corp. (b)	113,600	450,936
Kirkland Lake Gold, Ltd.	24,540	714,640
Knight Therapeutics, Inc. (b)	11,900	51,835
Labrador Iron Ore Royalty Corp.	4,900	57,870
Lassonde Industries, Inc. Class A	300	31,489
Laurentian Bank of Canada (c)	3,900	83,735
Lightspeed POS, Inc. (b)(c)	2,500	33,442
Linamar Corp.	4,300	88,003
Lithium Americas Corp. (b)(c)	23,000	60,273

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Loblaw Cos., Ltd.	16,300	$830,832
Lundin Gold, Inc. (b)	6,100	33,557
Lundin Mining Corp.	59,800	222,252
MAG Silver Corp. (b)	7,200	54,935
Magna International, Inc.	26,300	829,826
Major Drilling Group International, Inc. (b)	20,700	41,448
Manulife Financial Corp.	177,200	2,199,827
Maple Leaf Foods, Inc.	7,700	138,057
Martinrea International, Inc.	8,400	40,190
MEG Energy Corp. (b)	21,400	25,108
Methanex Corp.	5,000	60,175
Metro, Inc.	22,957	917,893
Minto Apartment Real Estate Investment Trust	1,600	21,920
Morguard North American Residential Real Estate Investment Trust	5,100	47,978
Morneau Shepell, Inc. (c)	6,100	121,670
MTY Food Group, Inc.	1,600	24,225
Mullen Group, Ltd.	9,800	28,229
National Bank of Canada (c)	30,400	1,161,665
New Gold, Inc. (b)	68,900	35,337
NexGen Energy, Ltd. (b)	68,300	51,824
NFI Group, Inc. (c)	3,900	41,265
Norbord, Inc.	3,400	39,772
North West Co., Inc. (c)	5,900	92,934
Northland Power, Inc. (c)	13,800	272,345
Northview Apartment Real Estate Investment Trust	3,100	71,306
NorthWest Healthcare Properties Real Estate Investment Trust	10,300	69,904
Novagold Resources, Inc. (b)	22,200	161,897
Nutrien, Ltd. (c)	51,818	1,751,476
Onex Corp.	7,200	260,563
Open Text Corp.	25,100	867,791
Organigram Holdings, Inc. (b)	14,100	28,134
Osisko Gold Royalties, Ltd.	10,431	76,949
Osisko Mining, Inc. (b)	28,700	44,965
Pan American Silver Corp.	19,000	270,313
Parex Resources, Inc. (b)	13,100	109,523
Park Lawn Corp.	3,100	35,936
Parkland Fuel Corp. (c)	13,400	233,571
Pason Systems, Inc.	6,300	27,664
Pembina Pipeline Corp. (c)	49,548	919,006
Power Corp. of Canada (c)	54,753	870,909
PrairieSky Royalty, Ltd. (c)	15,694	81,924
Premier Gold Mines, Ltd. (b)	61,100	51,083
Premium Brands Holdings Corp.	2,900	147,511
Pretium Resources, Inc. (b)	15,100	85,188
Quebecor, Inc. Class B	16,100	351,896
Real Matters, Inc. (b)	11,000	108,195
Restaurant Brands International, Inc.	25,646	1,021,804
Richelieu Hardware, Ltd.	4,800	74,967
RioCan Real Estate Investment Trust	14,100	159,787
Security Description	Shares	Value
Ritchie Bros Auctioneers, Inc.	9,800	$331,865
Rogers Communications, Inc. Class B	33,500	1,382,506
Rogers Sugar, Inc.	17,400	53,666
Royal Bank of Canada	131,400	8,047,310
Russel Metals, Inc.	5,700	52,421
Sandstorm Gold, Ltd. (b)	14,800	73,306
Saputo, Inc.	22,400	532,558
Savaria Corp. (c)	7,800	58,253
Seabridge Gold, Inc. (b)(c)	5,500	50,736
Secure Energy Services, Inc. (c)	21,100	13,786
SEMAFO, Inc. (b)	30,700	58,883
Seven Generations Energy, Ltd. Class A (b)	24,600	26,789
Shaw Communications, Inc. Class B	42,531	682,181
ShawCor, Ltd.	6,500	8,129
Shopify, Inc. Class A (b)	9,500	3,935,357
Sienna Senior Living, Inc.	6,000	51,597
Sierra Wireless, Inc. (b)(c)	7,300	40,774
Silvercorp Metals, Inc. (c)	17,100	55,384
SilverCrest Metals, Inc. (b)	8,000	41,423
Sleep Country Canada Holdings, Inc. (f)	3,500	24,614
SmartCentres Real Estate Investment Trust	6,700	88,684
SNC-Lavalin Group, Inc. (c)	15,900	231,906
Spin Master Corp. (b)(f)	2,300	21,879
Sprott, Inc.	29,700	47,784
SSR Mining, Inc. (b)	11,200	126,294
Stantec, Inc.	11,600	293,392
Stars Group, Inc. (b)	20,800	420,574
Stella-Jones, Inc. (c)	5,300	114,166
Summit Industrial Income REIT	7,200	44,869
Sun Life Financial, Inc.	54,800	1,742,928
Suncor Energy, Inc.	139,064	2,194,385
Superior Plus Corp.	16,500	95,753
Surge Energy, Inc. (c)	49,900	7,537
Tamarack Valley Energy, Ltd. (b)	49,000	16,697
TC Energy Corp.	86,036	3,780,905
Teck Resources, Ltd. Class B	44,500	333,590
TELUS Corp.	38,502	601,868
Teranga Gold Corp. (b)	14,700	71,365
TFI International, Inc.	7,000	152,703
Thomson Reuters Corp.	18,130	1,221,277
Timbercreek Financial Corp.	7,500	37,359
TMX Group, Ltd.	4,300	316,515
Torex Gold Resources, Inc. (b)	7,900	75,650
Toromont Industries, Ltd.	7,400	320,518
Toronto-Dominion Bank	166,100	6,981,953
Tourmaline Oil Corp.	23,500	142,649
TransAlta Corp.	25,500	131,858
TransAlta Renewables, Inc.	12,500	130,590
Transcontinental, Inc. Class A	5,700	50,018
Tricon Capital Group, Inc.	15,900	76,967

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Turquoise Hill Resources, Ltd. (b)	73,000	$28,208
Uni-Select, Inc. (c)	9,000	32,311
Uranium Participation Corp. (b)	12,500	34,250
Vermilion Energy, Inc. (c)	11,800	35,814
Village Farms International, Inc. (b)(c)	7,500	21,288
Wajax Corp.	2,500	11,346
Wesdome Gold Mines, Ltd. (b)	12,400	64,380
West Fraser Timber Co., Ltd.	4,800	90,513
Westshore Terminals Investment Corp.	4,200	38,596
Wheaton Precious Metals Corp.	40,502	1,102,078
Whitecap Resources, Inc.	28,900	23,756
Winpak, Ltd.	2,900	88,629
WPT Industrial Real Estate Investment Trust	5,700	52,383
WSP Global, Inc.	9,600	539,033
Yamana Gold, Inc.	86,400	237,344
		113,021,312
CAYMAN ISLANDS — 0.0% (a)
Endeavour Mining Corp. (b)	7,000	98,409
CHILE — 0.2%
AES Gener SA	335,410	40,841
Aguas Andinas SA Class A	220,856	65,299
Antofagasta PLC	35,858	341,867
Banco de Chile	3,736,393	302,920
Banco de Credito e Inversiones SA	4,548	154,745
Banco Santander Chile	5,520,296	213,734
Besalco SA	117,648	39,606
CAP SA	8,595	37,019
Cencosud SA	127,097	132,732
Cia Cervecerias Unidas SA	13,362	91,829
Colbun SA	622,750	67,951
Embotelladora Andina SA Class B, Preference Shares	22,750	50,786
Empresa Nacional de Telecomunicaciones SA (b)	7,787	33,047
Empresas CMPC SA	81,169	173,630
Empresas COPEC SA	32,566	187,226
Enel Americas SA	2,846,262	348,289
Enel Chile SA	2,451,823	166,845
Engie Energia Chile SA	71,134	78,786
Forus SA	37,877	32,436
Grupo Security SA	204,548	34,273
Itau CorpBanca	13,434,953	35,056
Latam Airlines Group SA	20,380	52,214
Parque Arauco SA	67,993	95,660
Ripley Corp. SA	96,292	21,980
SACI Falabella	63,604	140,380
Salfacorp SA	67,825	22,254
SMU SA	287,875	43,618
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	8,540	$195,149
SONDA SA	96,773	51,022
Vina Concha y Toro SA	42,844	54,158
		3,305,352
CHINA — 9.1%
21Vianet Group, Inc. ADR (b)	4,500	62,370
360 Finance, Inc. ADR (b)	10,000	80,000
3SBio, Inc. (b)(f)	88,000	90,551
51job, Inc. ADR (b)	2,000	122,780
58.com, Inc. ADR (b)	8,600	418,992
AAC Technologies Holdings, Inc. (c)	65,500	334,098
AECC Aviation Power Co., Ltd. Class A	35,700	105,870
Agile Group Holdings, Ltd.	166,000	177,799
Agricultural Bank of China, Ltd. Class A	405,600	192,233
Agricultural Bank of China, Ltd. Class H	2,642,000	1,055,109
Aier Eye Hospital Group Co., Ltd. Class A	10,600	58,207
Air China, Ltd. Class H	186,000	118,762
AK Medical Holdings, Ltd. (f)	34,000	73,570
Alibaba Group Holding, Ltd. ADR (b)	157,200	30,572,256
Alibaba Health Information Technology, Ltd. (b)	325,500	535,027
A-Living Services Co., Ltd. Class H (f)	36,500	175,089
Aluminum Corp. of China, Ltd. Class H (b)	462,000	90,763
Anhui Conch Cement Co., Ltd. Class A	22,500	172,427
Anhui Conch Cement Co., Ltd. Class H	111,000	762,709
ANTA Sports Products, Ltd.	100,000	725,843
Asia Cement China Holdings Corp.	42,500	42,598
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	134,291
Ausnutria Dairy Corp., Ltd.	79,000	124,165
Autobio Diagnostics Co., Ltd. Class A	2,800	45,673
Autohome, Inc. ADR (b)	5,600	397,712
AviChina Industry & Technology Co., Ltd. Class H	188,000	71,807
BAIC Motor Corp., Ltd. Class H (f)	155,000	60,985
Baidu, Inc. ADR (b)	24,800	2,499,592
Bank of Beijing Co., Ltd. Class A	187,700	127,397
Bank of Chengdu Co., Ltd. Class A	77,900	82,245
Bank of China, Ltd. Class A	145,400	71,124
Bank of China, Ltd. Class H	7,186,000	2,736,102

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co., Ltd. Class A	200,000	$145,138
Bank of Communications Co., Ltd. Class H	733,000	446,549
Bank of Guiyang Co., Ltd. Class A	100,600	108,120
Bank of Hangzhou Co., Ltd. Class A	58,900	63,635
Bank of Jiangsu Co., Ltd. Class A	120,600	101,815
Bank of Nanjing Co., Ltd. Class A	46,000	46,751
Bank of Ningbo Co., Ltd. Class A	19,800	64,001
Bank of Shanghai Co., Ltd. Class A	66,800	77,183
Baoshan Iron & Steel Co., Ltd. Class A	100,700	68,788
Baozun, Inc. ADR (b)(c)	2,600	72,644
BBMG Corp. Class H	322,000	79,815
BeiGene, Ltd. ADR (b)	3,500	430,885
Beijing Capital International Airport Co., Ltd. Class H	160,000	101,569
Beijing Enterprises Holdings, Ltd.	58,000	211,720
Beijing Enterprises Water Group, Ltd.	662,000	256,711
Beijing Tiantan Biological Products Corp., Ltd. Class A	10,500	53,441
BEST, Inc. ADR (b)	15,100	80,785
Bitauto Holdings, Ltd. ADR (b)	6,300	65,457
BOC Hong Kong Holdings, Ltd.	334,500	918,428
BOE Technology Group Co., Ltd. Class A	165,500	85,303
Brilliance China Automotive Holdings, Ltd.	248,000	201,999
BYD Co., Ltd. Class A	8,500	71,272
BYD Co., Ltd. Class H (c)	65,000	346,868
BYD Electronic International Co., Ltd. (c)	72,000	118,418
CanSino Biologics, Inc. Class H (b)(f)	6,000	95,704
Centre Testing International Group Co., Ltd. Class A	42,800	91,755
CGN Power Co., Ltd. Class H (f)	1,191,600	271,533
Changchun High & New Technology Industry Group, Inc. Class A	1,600	122,480
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	53,995
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	63,369
China Aoyuan Group, Ltd.	128,000	147,518
China Avionics Systems Co., Ltd. Class A	35,100	63,370
Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	1,059,592	$199,337
China CITIC Bank Corp., Ltd. Class H	747,000	367,435
China Coal Energy Co., Ltd. Class H	186,000	51,172
China Common Rich Renewable Energy Investment, Ltd. (b)(d)	68,000	—
China Communications Construction Co., Ltd. Class H	482,000	332,301
China Communications Services Corp., Ltd. Class H	250,000	179,806
China Conch Venture Holdings, Ltd.	147,000	652,100
China Construction Bank Corp. Class A	52,100	46,383
China Construction Bank Corp. Class H	8,699,000	7,072,639
China East Education Holdings, Ltd. (b)(f)	43,000	69,091
China Eastern Airlines Corp., Ltd. Class H (b)(c)	192,000	65,759
China Education Group Holdings, Ltd.	64,000	88,591
China Enterprise Co., Ltd. Class A	65,400	38,993
China Everbright Bank Co., Ltd. Class A	176,700	89,604
China Everbright Bank Co., Ltd. Class H	267,300	101,704
China Everbright International, Ltd.	361,518	205,613
China Evergrande Group (c)	144,000	236,090
China Film Co., Ltd. Class A	32,200	53,004
China Fortune Land Development Co., Ltd. Class A	16,400	47,773
China Galaxy Securities Co., Ltd. Class H	366,800	176,066
China Greatwall Technology Group Co., Ltd. Class A	33,600	55,888
China Hongqiao Group, Ltd.	206,000	87,081
China Huarong Asset Management Co., Ltd. Class H (f)	1,024,000	128,625
China International Capital Corp., Ltd. Class H (c)(f)	106,000	169,692
China International Marine Containers Group Co., Ltd. Class A	48,900	52,732
China International Travel Service Corp., Ltd. Class A	10,600	99,349
China Jinmao Holdings Group, Ltd.	440,000	280,566
China Lesso Group Holdings, Ltd.	102,000	132,080

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co., Ltd. Class A	15,100	$55,564
China Life Insurance Co., Ltd. Class H	693,000	1,338,536
China Literature, Ltd. (b)(f)	26,200	102,908
China Longyuan Power Group Corp., Ltd. Class H	217,000	118,468
China Maple Leaf Educational Systems, Ltd.	136,000	41,649
China Medical System Holdings, Ltd.	144,000	154,082
China Meheco Co., Ltd. Class A	57,200	120,407
China Meidong Auto Holdings, Ltd.	36,000	55,820
China Mengniu Dairy Co., Ltd.	250,000	862,385
China Merchants Bank Co., Ltd. Class A	112,000	505,804
China Merchants Bank Co., Ltd. Class H	352,500	1,577,380
China Merchants Energy Shipping Co., Ltd. Class A	51,000	45,419
China Merchants Port Holdings Co., Ltd.	148,776	169,051
China Merchants Securities Co., Ltd. Class A	31,000	74,362
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	32,300	74,451
China Minsheng Banking Corp., Ltd. Class A	200,000	160,428
China Minsheng Banking Corp., Ltd. Class H	639,600	473,189
China Molybdenum Co., Ltd. Class A	95,900	46,176
China Molybdenum Co., Ltd. Class H	354,000	97,337
China National Building Material Co., Ltd. Class H	396,000	425,528
China National Nuclear Power Co., Ltd. Class A	70,800	43,717
China National Software & Service Co., Ltd. Class A	8,900	89,679
China Oilfield Services, Ltd. Class H	118,000	90,105
China Oriental Group Co., Ltd.	192,000	48,824
China Overseas Grand Oceans Group, Ltd.	121,000	69,919
China Overseas Land & Investment, Ltd.	346,000	1,061,065
China Overseas Property Holdings, Ltd.	105,000	97,871
China Pacific Insurance Group Co., Ltd. Class A	28,300	111,519
China Pacific Insurance Group Co., Ltd. Class H	256,000	766,706
China Petroleum & Chemical Corp. Class A	119,800	74,492
Security Description	Shares	Value
China Petroleum & Chemical Corp. Class H	2,320,000	$1,133,838
China Power International Development, Ltd.	606,000	112,164
China Railway Construction Corp., Ltd. Class A	62,400	85,456
China Railway Construction Corp., Ltd. Class H	221,000	244,393
China Railway Group, Ltd. Class A	110,500	83,014
China Railway Group, Ltd. Class H	423,000	223,805
China Railway Signal & Communication Corp., Ltd. Class H (f)	210,000	104,729
China Reinsurance Group Corp. Class H	499,000	57,507
China Resources Beer Holdings Co., Ltd.	136,721	619,910
China Resources Gas Group, Ltd.	80,000	401,556
China Resources Pharmaceutical Group, Ltd. (f)	177,000	105,708
China Resources Power Holdings Co., Ltd.	222,055	243,594
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	67,346
China SCE Group Holdings, Ltd.	147,000	64,891
China Shenhua Energy Co., Ltd. Class A	23,900	54,279
China Shenhua Energy Co., Ltd. Class H	331,500	626,508
China Shipbuilding Industry Co., Ltd. Class A	124,200	73,075
China South Publishing & Media Group Co., Ltd. Class A	41,182	61,364
China Southern Airlines Co., Ltd. Class H	192,000	81,386
China Spacesat Co., Ltd. Class A	23,000	93,907
China State Construction Engineering Corp., Ltd. Class A	227,800	167,632
China Taiping Insurance Holdings Co., Ltd.	168,200	272,302
China Telecom Corp., Ltd. Class H	1,256,000	380,639
China Tower Corp., Ltd. Class H (f)	3,694,000	821,005
China TransInfo Technology Co., Ltd. Class A	19,700	56,070
China Unicom Hong Kong, Ltd.	554,000	323,198
China United Network Communications, Ltd. Class A	174,400	127,112
China Vanke Co., Ltd. Class A	43,800	156,860

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Vanke Co., Ltd. Class H	152,400	$496,464
China Yangtze Power Co., Ltd. Class A	117,900	286,916
China Yuhua Education Corp., Ltd. (f)	132,000	96,857
China Zhongwang Holdings, Ltd.	231,200	60,403
Chinasoft International, Ltd.	158,000	81,538
Chinese Universe Publishing and Media Group Co., Ltd. Class A	47,500	80,087
Chongqing Brewery Co., Ltd. Class A	7,200	45,978
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	104,705
Chongqing Zhifei Biological Products Co., Ltd. Class A	7,200	68,312
CIFI Holdings Group Co., Ltd.	233,923	165,877
CITIC Securities Co., Ltd. Class A	55,100	170,985
CITIC Securities Co., Ltd. Class H	185,500	336,455
CITIC Telecom International Holdings, Ltd.	132,000	43,565
CITIC, Ltd.	556,000	576,371
CNOOC, Ltd.	1,583,000	1,645,405
Contemporary Amperex Technology Co., Ltd. Class A	12,300	207,562
COSCO SHIPPING Development Co., Ltd. Class A	224,100	63,567
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	116,000	61,438
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	227,000	61,967
COSCO SHIPPING Ports, Ltd.	178,428	85,463
Country Garden Holdings Co., Ltd.	721,744	863,062
Country Garden Services Holdings Co., Ltd.	110,000	442,722
CRRC Corp., Ltd. Class A	136,700	125,137
CRRC Corp., Ltd. Class H	430,350	216,913
CSC Financial Co., Ltd. Class A	18,700	81,073
CSPC Pharmaceutical Group, Ltd.	424,000	834,244
CStone Pharmaceuticals (b)(f)	54,500	61,174
Dali Foods Group Co., Ltd. (f)	142,000	98,504
Daqin Railway Co., Ltd. Class A	79,300	75,730
Daqo New Energy Corp. ADR (b)	800	46,336
Datang International Power Generation Co., Ltd. Class H	428,000	57,087
Dongfang Electric Corp., Ltd. Class A	54,100	63,460
Dongfeng Motor Group Co., Ltd. Class H	200,000	130,253
Dongyue Group, Ltd.	106,000	41,877
Security Description	Shares	Value
East Money Information Co., Ltd. Class A	31,600	$70,947
ENN Energy Holdings, Ltd.	69,400	672,455
Eve Energy Co., Ltd. Class A (b)	7,000	56,599
Ever Sunshine Lifestyle Services Group, Ltd.	42,000	52,410
Fanhua, Inc. ADR (c)	3,300	66,396
Far East Horizon, Ltd.	238,000	190,541
FIH Mobile, Ltd. (b)	297,000	32,931
Financial Street Holdings Co., Ltd. Class A	118,527	108,627
Focus Media Information Technology Co., Ltd. Class A	72,000	44,411
Foshan Haitian Flavouring & Food Co., Ltd. Class A	12,214	214,586
Fosun International, Ltd.	260,500	299,127
Founder Securities Co., Ltd. Class A	44,900	45,082
Fu Shou Yuan International Group, Ltd.	81,000	70,814
Fufeng Group, Ltd.	138,000	47,176
Fuyao Glass Industry Group Co., Ltd. Class H (f)	52,800	112,202
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	91,930
GDS Holdings, Ltd. ADR (b)	5,700	330,429
Geely Automobile Holdings, Ltd.	460,000	667,722
Gemdale Corp. Class A	24,500	48,323
Gemdale Properties & Investment Corp., Ltd.	432,000	70,897
Genertec Universal Medical Group Co., Ltd. (f)	93,000	57,577
Genscript Biotech Corp. (b)(c)	94,000	150,494
GF Securities Co., Ltd. Class A	32,100	61,529
GF Securities Co., Ltd. Class H	178,200	189,406
Giant Network Group Co., Ltd. Class A	26,300	61,179
Gigadevice Semiconductor Beijing, Inc. Class A	1,800	60,817
Glodon Co., Ltd. Class A	9,200	54,743
GoerTek, Inc. Class A	28,300	64,431
GOME Retail Holdings, Ltd. (b)(c)	972,000	89,377
Great Wall Motor Co., Ltd. Class H	249,000	157,938
Gree Electric Appliances, Inc. of Zhuhai Class A	16,900	123,168
Greentown Service Group Co., Ltd.	134,000	161,233
Guangdong Haid Group Co., Ltd. Class A	8,600	48,463
Guangdong HEC Technology Holding Co., Ltd. Class A	43,700	42,777
Guanghui Energy Co., Ltd. Class A	204,300	73,933
Guangshen Railway Co., Ltd. Class A	261,700	86,909

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Guangzhou Automobile Group Co., Ltd. Class H	266,800	$265,451
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	80,416
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	51,815
Guangzhou R&F Properties Co., Ltd. Class H	98,800	127,109
Guotai Junan Securities Co., Ltd. Class A	35,300	80,383
Guotai Junan Securities Co., Ltd. Class H (f)	63,200	93,284
Haidilao International Holding, Ltd. (f)	37,000	142,698
Haier Smart Home Co., Ltd. Class A	26,800	53,941
Haitian International Holdings, Ltd.	76,000	141,000
Haitong Securities Co., Ltd. Class A	38,100	68,541
Haitong Securities Co., Ltd. Class H	354,800	322,357
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	42,100	163,573
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	75,129
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	108,662
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	70,787
Hansoh Pharmaceutical Group Co., Ltd. (b)(f)	44,000	147,060
Health & Happiness H&H International Holdings, Ltd.	22,500	82,552
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	64,714
Henan Shuanghui Investment & Development Co., Ltd. Class A	13,300	73,170
Hengan International Group Co., Ltd.	65,000	485,612
Hengli Petrochemical Co., Ltd. Class A	31,800	55,257
HengTen Networks Group, Ltd. (b)(c)	2,024,000	18,887
Hengyi Petrochemical Co., Ltd. Class A	38,300	67,045
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	54,302
HLA Corp., Ltd. Class A	79,800	70,743
Hua Hong Semiconductor, Ltd. (c)(f)	47,000	84,529
Huadian Power International Corp., Ltd. Class H	300,000	88,891
Hualan Biological Engineering, Inc. Class A	22,200	148,838
Security Description	Shares	Value
Huami Corp. ADR (b)	5,700	$74,784
Huaneng Power International, Inc. Class H	478,000	178,292
Huangshi Dongbei Electrical Appliance Co., Ltd. Class B	54,900	66,511
Huatai Securities Co., Ltd. Class A	34,600	83,514
Huatai Securities Co., Ltd. Class H (f)	181,200	267,327
Huaxi Securities Co., Ltd. Class A	50,700	74,411
Huaxia Bank Co., Ltd. Class A	91,800	83,399
Huayu Automotive Systems Co., Ltd. Class A	18,000	54,138
Huazhu Group, Ltd. ADR (c)	13,200	379,236
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	58,525
Hubei Energy Group Co., Ltd. Class A	101,500	50,545
Hundsun Technologies, Inc. Class A	4,400	53,967
HUYA, Inc. ADR (b)(c)	4,600	77,970
Iflytek Co., Ltd. Class A	11,900	56,924
Industrial & Commercial Bank of China, Ltd. Class A	276,400	200,063
Industrial & Commercial Bank of China, Ltd. Class H	5,888,000	4,017,626
Industrial Bank Co., Ltd. Class A	116,400	259,473
INESA Intelligent Tech, Inc. Class B	112,900	64,545
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	69,804
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (b)	219,500	75,584
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	34,200	143,009
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	112,972
Innovent Biologics, Inc. (b)(f)	84,500	352,674
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	42,124
iQIYI, Inc. ADR (b)(c)	9,700	172,660
Jafron Biomedical Co., Ltd. Class A	5,000	66,254
JD.com, Inc. ADR (b)	66,700	2,701,350
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	52,458
Jiangsu Expressway Co., Ltd. Class H	158,000	175,653
Jiangsu Hengli Hydraulic Co., Ltd. Class A	9,100	77,841
Jiangsu Hengrui Medicine Co., Ltd. Class A	24,004	308,336
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,800	56,359

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jiangxi Copper Co., Ltd. Class H	121,000	$111,058
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	68,768
Jinduicheng Molybdenum Co., Ltd. Class A	72,600	61,342
Jinke Properties Group Co., Ltd. Class A	41,500	46,296
JinkoSolar Holding Co., Ltd. ADR (b)(c)	2,500	37,125
Jinyu Bio-Technology Co., Ltd. Class A	37,500	111,827
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	83,085
JOYY, Inc. ADR (b)	5,200	276,952
Kaisa Group Holdings, Ltd.	292,000	106,505
Kama Co., Ltd. Class B (b)	67,100	25,201
Kerry Logistics Network, Ltd.	59,000	72,735
Kingdee International Software Group Co., Ltd. (c)	216,000	284,182
Kingsoft Corp., Ltd. (b)	67,000	215,418
Konka Group Co., Ltd. Class B	8,900	3,248
Kunlun Energy Co., Ltd.	330,000	190,756
Kweichow Moutai Co., Ltd. Class A	6,600	1,026,398
KWG Group Holdings, Ltd.	134,000	187,803
Legend Holdings Corp. Class H (f)	60,300	73,756
Lenovo Group, Ltd.	652,000	345,474
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	48,947
Leyou Technologies Holdings, Ltd. (b)	215,000	62,967
Li Ning Co., Ltd.	178,000	512,207
Liaoning Cheng Da Co., Ltd. Class A (b)	26,500	67,346
Lifetech Scientific Corp. (b)	214,000	48,426
Lingyi iTech Guangdong Co. Class A (b)	50,400	57,628
Logan Property Holdings Co., Ltd.	98,000	149,112
Longfor Group Holdings, Ltd. (f)	163,000	784,689
LONGi Green Energy Technology Co., Ltd. Class A	19,000	65,964
Lonking Holdings, Ltd.	174,000	51,463
Luckin Coffee, Inc. ADR (b)(c)	8,100	220,239
Luthai Textile Co., Ltd. Class B	49,300	35,238
Luxshare Precision Industry Co., Ltd. Class A	39,900	211,722
Luye Pharma Group, Ltd. (f)	154,500	74,464
Luzhou Laojiao Co., Ltd. Class A	5,800	59,697
Mango Excellent Media Co., Ltd. Class A (b)	9,700	59,070
Meitu, Inc. (b)(f)	176,500	33,288
Meituan Dianping Class B (b)	90,500	1,079,130
Security Description	Shares	Value
Metallurgical Corp. of China, Ltd. Class H	400,000	$69,604
Microport Scientific Corp.	97,000	217,031
Minth Group, Ltd.	68,000	144,612
MMG, Ltd. (b)	212,000	29,947
Momo, Inc. ADR	13,600	294,984
Muyuan Foodstuff Co., Ltd. Class A	11,128	190,077
NanJi E-Commerce Co., Ltd. Class A (b)	28,100	45,650
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	20,100	141,896
NARI Technology Co., Ltd. Class A	23,700	65,099
NAURA Technology Group Co., Ltd. Class A	4,000	64,906
NetEase, Inc. ADR	6,500	2,086,240
New China Life Insurance Co., Ltd. Class A	11,300	62,813
New China Life Insurance Co., Ltd. Class H	95,100	292,899
New Hope Liuhe Co., Ltd. Class A	42,400	185,623
New Oriental Education & Technology Group, Inc. ADR (b)	12,900	1,396,296
Nexteer Automotive Group, Ltd.	84,000	41,680
Ninestar Corp. Class A	16,800	63,154
NIO, Inc. ADR (b)	50,500	140,390
Noah Holdings, Ltd. ADR (b)(c)	2,600	67,236
NOVA Group Holdings, Ltd. (c)	275,000	72,734
Oceanwide Holdings Co., Ltd. Class A	115,300	63,644
Offshore Oil Engineering Co., Ltd. Class A	92,400	63,231
OneSmart International Education Group, Ltd. ADR (b)	6,800	34,680
Oppein Home Group, Inc. Class A	4,500	59,607
Orient Securities Co., Ltd. Class A	32,600	41,516
Oriental Pearl Group Co., Ltd. Class A	58,423	71,619
Ovctek China, Inc. Class A	2,200	17,011
People's Insurance Co. Group of China, Ltd. Class H	953,000	312,236
Perfect World Co., Ltd. Class A	7,100	47,163
PetroChina Co., Ltd. Class A	124,800	80,959
PetroChina Co., Ltd. Class H	1,918,000	695,325
PICC Property & Casualty Co., Ltd. Class H	647,700	620,372
Pinduoduo, Inc. ADR (b)	17,100	616,113
Ping An Bank Co., Ltd. Class A	105,300	188,501
Ping An Healthcare and Technology Co., Ltd. (b)(f)	29,900	275,381

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class A	58,790	$569,351
Ping An Insurance Group Co. of China, Ltd. Class H	505,500	4,938,020
Poly Developments and Holdings Group Co., Ltd. Class A	64,800	134,940
Poly Property Group Co., Ltd.	182,000	61,111
Postal Savings Bank of China Co., Ltd. Class H (f)	722,000	439,687
Power Construction Corp. of China, Ltd. Class A	142,200	78,252
Q Technology Group Co., Ltd. (b)	28,000	30,544
Qudian, Inc. ADR (b)(c)	11,600	20,880
Rongsheng Petro Chemical Co., Ltd. Class A	28,600	43,841
Ronshine China Holdings, Ltd.	54,500	52,644
SAIC Motor Corp., Ltd. Class A	43,800	125,662
Sanan Optoelectronics Co., Ltd. Class A	21,300	56,737
Sangfor Technologies, Inc. Class A	2,500	55,463
Sany Heavy Equipment International Holdings Co., Ltd.	85,000	44,855
Sany Heavy Industry Co., Ltd. Class A	34,900	83,862
Seazen Group, Ltd. (b)	230,000	205,034
Seazen Holdings Co., Ltd. Class A	13,900	60,897
Semiconductor Manufacturing International Corp. (b)(c)	274,300	430,930
SF Holding Co., Ltd. Class A	8,800	58,214
Shaanxi Coal Industry Co., Ltd. Class A	42,400	44,225
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	95,221
Shandong Gold Mining Co., Ltd. Class A	12,000	57,712
Shandong Linglong Tyre Co., Ltd. Class A	25,208	69,641
Shandong Sinocera Functional Material Co., Ltd. Class A	17,000	49,739
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	204,000	256,154
Shandong Xinchao Energy Corp., Ltd. Class A (b)	268,200	66,099
Shanghai Baosight Software Co., Ltd. Class A	21,401	118,276
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	49,910
Shanghai Electric Group Co., Ltd. Class H	358,000	94,060
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	50,010
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	66,000	$214,058
Shanghai Greencourt Investment Group Co., Ltd. Class B (b)	257,441	91,326
Shanghai Haixin Group Co. Class B	7,900	2,797
Shanghai Industrial Urban Development Group, Ltd.	53,000	5,005
Shanghai International Airport Co., Ltd. Class A	5,200	44,229
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	124,039
Shanghai M&G Stationery, Inc. Class A	6,100	39,564
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	170,294
Shanghai Pudong Development Bank Co., Ltd. Class A	147,600	210,253
Shanghai Tunnel Engineering Co., Ltd. Class A	200,000	154,615
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	56,029
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	31,283
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	6,400	81,028
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	99,600	67,389
Shanying International Holding Co., Ltd. Class A (b)	178,400	76,521
Shenergy Co., Ltd. Class A	156,400	116,226
Shengyi Technology Co., Ltd. Class A	31,700	116,498
Shennan Circuits Co., Ltd. Class A	3,400	93,097
Shenwan Hongyuan Group Co., Ltd. Class A	106,000	65,428
Shenzhen Energy Group Co., Ltd. Class A	43,500	32,783
Shenzhen Expressway Co., Ltd. Class H	64,000	64,721
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	95,486
Shenzhen Inovance Technology Co., Ltd. Class A	20,500	74,001
Shenzhen Investment, Ltd.	360,005	111,536
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,100	33,583
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	5,700	207,518
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	209,200	104,024
Shenzhou International Group Holdings, Ltd.	72,700	762,809
Shui On Land, Ltd.	328,000	54,671

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	$99,239
Sihuan Pharmaceutical Holdings Group, Ltd.	326,000	32,363
Silergy Corp.	6,000	194,614
SINA Corp. (b)	4,800	152,832
Sinochem International Corp. Class A	68,200	48,977
Sino-Ocean Group Holding, Ltd.	296,000	74,972
Sinopec Engineering Group Co., Ltd. Class H	140,500	58,496
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	72,932
Sinopec Shanghai Petrochemical Co., Ltd. Class H	322,000	79,422
Sinopharm Group Co., Ltd. Class H	122,000	270,379
Sinotrans, Ltd. Class H	286,000	69,833
Sinotruk Hong Kong, Ltd.	46,000	75,579
SITC International Holdings Co., Ltd.	125,000	116,380
SOHO China, Ltd.	353,000	180,394
Sohu.com, Ltd. ADR (b)	8,000	49,840
Songcheng Performance Development Co., Ltd. Class A	17,800	62,204
Spring Airlines Co., Ltd. Class A	11,700	52,772
Sunac China Holdings, Ltd.	222,000	1,012,732
Suncity Group Holdings, Ltd. (b)	400,000	59,864
Suning.com Co., Ltd. Class A	50,500	63,826
Sunny Optical Technology Group Co., Ltd.	64,200	849,431
Sunwoda Electronic Co., Ltd. Class A	18,900	37,252
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	62,774
TAL Education Group ADR (b)	34,900	1,858,774
TBEA Co., Ltd. Class A	113,000	115,000
TCL Technology Group Corp Class A	139,900	80,722
Tech-Bank Food Co., Ltd. Class A (b)	29,200	47,685
Tencent Holdings, Ltd.	518,400	25,629,380
Tencent Music Entertainment Group ADR (b)	11,900	119,714
Tian Di Science & Technology Co., Ltd. Class A	333,500	139,540
Tingyi Cayman Islands Holding Corp.	158,000	256,943
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	40,397
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	96,737
Topsports International Holdings, Ltd. (f)	97,000	100,562
Towngas China Co., Ltd.	90,310	44,618
Security Description	Shares	Value
Transfar Zhilian Co., Ltd. Class A	67,500	$58,104
TravelSky Technology, Ltd. Class H	107,000	187,319
Trip.com Group, Ltd. ADR (b)	42,700	1,001,315
Tsingtao Brewery Co., Ltd. Class H	38,000	192,125
Tus Environmental Science And Technology Development Co., Ltd. Class A	52,700	59,385
Uni-President China Holdings, Ltd.	138,000	133,408
Unisplendour Corp., Ltd. Class A	9,200	45,240
Venustech Group, Inc. Class A	10,200	52,769
Vipshop Holdings, Ltd. ADR (b)	39,200	610,736
VSTECS Holdings, Ltd.	136,000	63,342
Walvax Biotechnology Co., Ltd. Class A	21,900	97,026
Wanhua Chemical Group Co., Ltd. Class A	11,300	65,148
Want Want China Holdings, Ltd.	419,000	302,220
Wanxiang Qianchao Co., Ltd. Class A	217,208	154,667
Weibo Corp. ADR (b)(c)	4,210	139,393
Weichai Power Co., Ltd. Class A	32,500	53,993
Weichai Power Co., Ltd. Class H	169,000	269,263
Weifu High-Technology Group Co., Ltd. Class A	52,900	140,768
Weihai Guangwei Composites Co., Ltd. Class A	10,200	70,891
Wens Foodstuffs Group Co., Ltd. Class A	28,800	130,320
Will Semiconductor, Ltd. Class A	4,000	86,596
Wingtech Technology Co., Ltd. Class A (b)	4,400	62,582
Wuchan Zhongda Group Co., Ltd. Class A	175,700	117,694
Wuhan Guide Infrared Co., Ltd. Class A	14,000	66,228
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	52,525
Wuliangye Yibin Co., Ltd. Class A	21,100	339,649
WUS Printed Circuit Kunshan Co., Ltd. Class A	12,400	41,046
WuXi AppTec Co., Ltd. Class A	8,000	100,914
WuXi AppTec Co., Ltd. Class H (f)	16,240	197,459
Wuxi Biologics Cayman, Inc. (b)(f)	70,000	893,891
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	14,800	77,375
XCMG Construction Machinery Co., Ltd. Class A	112,400	78,746

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Xiamen C & D, Inc. Class A	72,000	$77,139
Xiaomi Corp. Class B (b)(c)(f)	944,600	1,254,526
Xinhu Zhongbao Co., Ltd. Class A	172,300	72,656
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	99,351
Xinyi Solar Holdings, Ltd.	327,425	181,698
Yangzijiang Shipbuilding Holdings, Ltd.	225,300	130,499
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	36,102
Yanzhou Coal Mining Co., Ltd. Class H	190,000	147,221
Yealink Network Technology Corp., Ltd. Class A	5,600	63,581
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (f)	11,000	51,482
Yifeng Pharmacy Chain Co., Ltd. Class A	3,800	49,703
Yihai International Holding, Ltd.	45,000	339,043
Yonghui Superstores Co., Ltd. Class A	51,900	74,490
Yonyou Network Technology Co., Ltd. Class A	16,100	90,750
Yum China Holdings, Inc.	31,900	1,359,897
Yunda Holding Co., Ltd. Class A	14,500	62,518
Yunnan Baiyao Group Co., Ltd. Class A	6,900	82,737
Yuzhou Properties Co., Ltd.	264,657	111,515
Zai Lab, Ltd. ADR (b)	3,400	175,032
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	3,300	57,378
Zhaojin Mining Industry Co., Ltd. Class H	95,000	95,491
Zhejiang Dingli Machinery Co., Ltd. Class A	5,900	47,222
Zhejiang Expressway Co., Ltd. Class H	172,000	118,900
Zhejiang NHU Co., Ltd. Class A	11,700	44,613
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	77,030
Zhengzhou Yutong Bus Co., Ltd. Class A	35,800	68,491
Zhenro Properties Group, Ltd.	120,000	74,958
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(f)	23,300	75,798
Zhongjin Gold Corp., Ltd. Class A	37,500	42,475
Zhongsheng Group Holdings, Ltd.	51,500	178,757
Zhuzhou CRRC Times Electric Co., Ltd. Class H	61,000	180,745
Zijin Mining Group Co., Ltd. Class A	106,600	54,824
Security Description	Shares	Value
Zijin Mining Group Co., Ltd. Class H	684,000	$256,257
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	87,400	69,546
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	108,800	78,283
ZTE Corp. Class A (b)	14,900	89,198
ZTE Corp. Class H (b)	73,400	224,088
ZTO Express Cayman, Inc. ADR (b)	28,100	744,088
		173,610,803
COLOMBIA — 0.1%
Bancolombia SA ADR	500	12,480
Bancolombia SA	17,669	104,880
Bancolombia SA Preference Shares	45,715	309,638
Cementos Argos SA	35,710	35,973
Ecopetrol SA ADR (c)	700	6,657
Ecopetrol SA	462,200	216,295
Grupo Argos SA	22,062	66,945
Grupo Aval Acciones y Valores SA Preference Shares	302,656	66,866
Grupo de Inversiones Suramericana SA	24,789	122,233
Interconexion Electrica SA ESP	32,243	122,933
		1,064,900
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	15,240	247,504
Komercni banka A/S	6,779	127,236
Moneta Money Bank A/S (f)	69,836	143,189
		517,929
DENMARK — 1.4%
ALK-Abello A/S (b)	530	117,679
Alm Brand A/S	10,321	75,092
Ambu A/S Class B	14,452	346,405
AP Moller - Maersk A/S Class A	524	428,367
AP Moller - Maersk A/S Class B	592	522,282
Bavarian Nordic A/S (b)(c)	7,230	113,624
Bavarian Nordic A/S (b)(g)	2,271	36,399
Carlsberg A/S Class B	9,521	1,066,875
Chr. Hansen Holding A/S	9,383	689,170
Coloplast A/S Class B	10,746	1,551,188
Danske Bank A/S	61,192	677,856
Demant A/S (b)(c)	11,770	255,078
Dfds A/S (b)	1,683	37,691
Drilling Co. of 1972 A/S (b)	3,800	72,471
DSV Panalpina A/S	19,132	1,731,545
FLSmidth & Co. A/S (b)(c)	5,396	120,378
Genmab A/S (b)	5,803	1,160,207
GN Store Nord A/S	11,749	518,500
H Lundbeck A/S	7,583	221,617
ISS A/S (c)	13,367	182,015

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jyske Bank A/S (b)	5,905	$145,208
Matas A/S	12,409	77,794
Netcompany Group A/S (b)(f)	2,124	97,098
Nilfisk Holding A/S (b)(c)	3,415	43,489
NKT A/S (b)	3,679	64,428
NNIT A/S (f)	5,944	74,633
Novo Nordisk A/S Class B	161,965	9,626,825
Novozymes A/S Class B	20,259	904,518
Orsted A/S (f)	17,112	1,667,416
Pandora A/S	10,220	326,849
Per Aarsleff Holding A/S	2,547	55,518
Ringkjoebing Landbobank A/S	2,371	130,584
Rockwool International A/S Class B	777	139,300
Royal Unibrew A/S	4,532	324,252
Scandinavian Tobacco Group A/S Class A (f)	5,880	58,767
Schouw & Co. A/S	1,823	120,261
SimCorp A/S	3,736	310,049
Spar Nord Bank A/S	10,370	62,311
Sydbank A/S	6,778	94,247
Topdanmark A/S (c)	3,632	145,060
Tryg A/S	10,908	264,261
Vestas Wind Systems A/S	17,667	1,430,786
Zealand Pharma A/S (b)(c)	2,577	86,284
		26,174,377
EGYPT — 0.0% (a)
Centamin PLC	99,056	146,815
Commercial International Bank Egypt SAE	137,796	511,030
Eastern Co SAE	112,565	87,925
ElSewedy Electric Co.	69,110	34,355
		780,125
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	4,504	211,296
FINLAND — 0.7%
Aktia Bank Oyj	4,717	36,736
Cargotec Oyj Class B	3,763	68,886
Caverion Oyj	6,815	31,400
Citycon Oyj	6,474	39,841
Elisa Oyj	12,933	794,180
Fortum Oyj	40,673	588,641
Huhtamaki Oyj	8,479	270,086
Kemira Oyj	15,042	144,245
Kesko Oyj Class B	5,937	334,010
Kone Oyj Class B	30,906	1,721,892
Konecranes Oyj	5,741	97,266
Metsa Board Oyj	21,619	116,350
Metso Oyj	10,362	242,936
Neste Oyj	38,469	1,272,448
Nokia Oyj (e)	500,526	1,533,652
Nokia Oyj (e)	12,368	37,983
Nokian Renkaat Oyj (c)	14,145	336,025
Nordea Bank Abp	288,684	1,621,482
Security Description	Shares	Value
Nordea Bank Abp	4,394	$24,268
Orion Oyj Class B (c)	9,140	370,059
Outokumpu Oyj (c)	29,062	70,087
Outotec Oyj (c)	13,108	48,080
Sampo Oyj Class A	40,311	1,156,968
Sanoma Oyj	6,693	60,435
Stora Enso Oyj Class R	52,898	526,210
TietoEVRY Oyj	6,016	129,133
Tokmanni Group Corp.	6,629	65,393
UPM-Kymmene Oyj (c)	48,533	1,316,567
Uponor Oyj	8,507	76,212
Valmet Oyj	13,607	262,802
Wartsila OYJ Abp (c)	39,085	283,954
YIT Oyj	22,823	99,948
		13,778,175
FRANCE — 5.9%
Accor SA	15,879	424,421
Adevinta ASA (b)	21,799	195,383
Aeroports de Paris	3,037	291,890
Air France-KLM (b)	17,448	96,552
Air Liquide SA	43,432	5,515,586
Airbus SE	53,686	3,444,041
Akka Technologies	1,010	27,967
Albioma SA	2,408	70,429
ALD SA (f)	10,890	95,136
Alstom SA	17,246	708,476
Alten SA	2,626	183,860
Altran Technologies SA	20,633	337,330
Amundi SA (f)	6,238	359,078
Arkema SA	6,828	463,791
Atos SE	8,890	589,264
AXA SA	178,317	3,003,787
Beneteau SA	8,515	56,853
BioMerieux	3,714	418,302
BNP Paribas SA	103,639	3,010,265
Bollore SA	103,045	278,604
Bollore SA (b)	598	1,922
Bonduelle SCA	1,324	27,521
Bouygues SA	20,257	584,870
Bureau Veritas SA	26,573	498,306
Capgemini SE	14,245	1,184,248
Carmila SA REIT	4,324	61,491
Carrefour SA	54,289	856,304
Casino Guichard Perrachon SA (c)	4,904	186,715
Cellectis SA (b)	6,927	64,226
CGG SA (b)	58,359	50,783
Cie de Saint-Gobain	44,186	1,054,831
Cie Generale des Etablissements Michelin SCA	15,503	1,350,872
Cie Plastic Omnium SA	5,376	74,175
CNP Assurances	17,239	166,063
Coface SA (b)	8,251	52,126
Covivio REIT	4,298	240,142
Credit Agricole SA	107,227	754,840
Danone SA	56,882	3,621,699

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Dassault Aviation SA	263	$214,866
Dassault Systemes SE	11,892	1,727,233
DBV Technologies SA (b)	3,450	27,128
Derichebourg SA	21,744	59,074
Devoteam SA	452	28,775
Edenred	21,940	905,834
Eiffage SA	7,045	497,517
Electricite de France SA	55,197	429,402
Elior Group SA (c)(f)	8,872	57,776
Elis SA	16,014	150,125
Engie SA	165,217	1,683,230
Eramet	843	26,252
EssilorLuxottica SA	26,185	2,758,128
Eurazeo SE	5,311	237,082
Eutelsat Communications SA	14,062	145,428
Faurecia SE	6,867	200,047
FFP	451	27,975
Gaztransport Et Technigaz SA	2,012	144,119
Gecina SA REIT	4,139	541,860
Genfit (b)	3,337	49,709
Getlink SE	39,801	478,913
Groupe Fnac SA (b)	1,174	30,873
Hermes International	2,865	1,939,391
ICADE REIT	2,766	215,987
ID Logistics Group (b)	230	35,805
Iliad SA	1,477	197,983
Imerys SA	2,234	55,163
Ingenico Group SA	5,475	569,367
Innate Pharma SA (b)(c)	9,314	60,827
Interparfums SA	1,283	42,812
Ipsen SA	3,412	174,003
IPSOS	5,617	115,952
JCDecaux SA	7,931	140,275
Kaufman & Broad SA	1,893	57,856
Kering SA	6,976	3,618,743
Klepierre SA REIT	17,909	339,625
Korian SA	5,645	173,264
Lagardere SCA	4,745	58,774
Legrand SA	24,135	1,531,491
LISI	1,713	31,337
L'Oreal SA	23,032	5,930,394
LVMH Moet Hennessy Louis Vuitton SE	25,441	9,282,723
Maisons du Monde SA (f)	4,452	34,957
Mercialys SA REIT	4,163	30,261
Mersen SA	1,410	25,549
Metropole Television SA	2,287	25,182
Natixis SA (c)	85,566	271,067
Neopost SA	3,126	54,591
Nexans SA	3,423	101,317
Nexity SA	5,241	160,493
Orange SA	180,466	2,173,792
Orpea	4,091	422,614
Pernod Ricard SA	19,609	2,768,970
Peugeot SA	56,232	728,350
Publicis Groupe SA	19,574	556,538
Security Description	Shares	Value
Remy Cointreau SA	2,041	$221,306
Renault SA	17,388	328,761
Rexel SA	22,007	161,215
Rubis SCA	8,148	334,263
Safran SA	30,213	2,663,073
Sanofi	103,242	8,892,374
Sartorius Stedim Biotech	2,502	496,727
Schneider Electric SE	50,817	4,273,198
SCOR SE	14,101	308,650
SEB SA	2,048	252,357
Societe BIC SA	2,422	133,836
Societe Generale SA	72,757	1,185,810
Sodexo SA (c)	8,003	534,690
SOITEC (b)	1,918	136,121
Solocal Group (b)(c)	88,981	21,853
Sopra Steria Group	1,726	187,829
SPIE SA	12,511	125,200
Suez	29,919	302,402
Tarkett SA	2,965	27,507
Teleperformance	5,312	1,094,568
Thales SA	9,441	777,859
TOTAL SA	219,835	8,240,687
Trigano SA	508	32,067
Ubisoft Entertainment SA (b)	8,036	584,351
Unibail-Rodamco-Westfield	34,100	89,349
Unibail-Rodamco-Westfield REIT (c)	11,291	643,958
Valeo SA	21,804	353,059
Vallourec SA (b)(c)	28,654	30,991
Veolia Environnement SA	49,310	1,036,136
Vicat SA	1,828	46,547
Vilmorin & Cie SA	622	24,521
Vinci SA	47,357	3,849,685
Virbac SA (b)	319	55,755
Vivendi SA	74,955	1,576,684
Wendel SA	2,944	232,421
Worldline SA (b)(f)	11,565	679,084
		112,683,842
GERMANY — 5.0%
Aareal Bank AG	7,346	120,158
Adidas AG	16,601	3,666,996
Adler Real Estate Tend (b)	5,632	53,009
ADO Properties SA (f)	4,002	89,854
ADVA Optical Networking SE (b)	10,788	60,579
AIXTRON SE (b)	9,176	78,565
Allianz SE	38,247	6,480,004
alstria office REIT-AG	13,655	194,958
Amadeus Fire AG	685	57,599
Aroundtown SA	106,641	531,052
AURELIUS Equity Opportunities SE & Co. KGaA	1,948	35,275
Aurubis AG	2,664	107,856
BASF SE	84,531	3,930,904
Bayer AG	90,213	5,142,589

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bayerische Motoren Werke AG	30,436	$1,545,775
Bayerische Motoren Werke AG Preference Shares	5,144	217,016
BayWa AG	2,500	69,063
Bechtle AG	2,771	347,117
Beiersdorf AG	9,118	913,395
Bertrandt AG	1,559	52,904
bet-at-home.com AG	1,390	40,890
Bilfinger SE	1,869	31,148
Borussia Dortmund GmbH & Co. KGaA	6,662	39,288
Brenntag AG	13,976	505,177
CANCOM SE	2,853	119,316
Carl Zeiss Meditec AG	3,641	344,922
CECONOMY AG (b)	13,285	28,693
Cewe Stiftung & Co. KGaA	785	68,713
Commerzbank AG	90,628	320,969
CompuGroup Medical SE	2,805	169,296
Continental AG	10,290	729,901
Corestate Capital Holding SA	2,251	65,432
Covestro AG (f)	15,726	474,810
CropEnergies AG	4,161	35,605
CTS Eventim AG & Co. KGaA	5,210	237,178
Daimler AG	82,300	2,445,231
Delivery Hero SE (b)(f)	10,061	735,937
Dermapharm Holding SE	1,218	49,972
Deutsche Bank AG	175,180	1,107,929
Deutsche Beteiligungs AG	1,870	52,707
Deutsche Boerse AG	17,187	2,349,123
Deutsche EuroShop AG	3,832	43,982
Deutsche Lufthansa AG	20,261	188,533
Deutsche Pfandbriefbank AG (f)	12,164	91,357
Deutsche Post AG	89,481	2,386,572
Deutsche Telekom AG	306,656	3,940,306
Deutsche Wohnen SE	32,539	1,226,868
Deutz AG	12,501	45,241
DIC Asset AG	5,992	62,064
Draegerwerk AG & Co. KGaA Preference Shares	947	90,609
Duerr AG	4,695	94,788
E.ON SE	203,088	2,072,540
Eckert & Ziegler Strahlen- und Medizintechnik AG	397	61,343
Encavis AG	7,690	76,521
Evonik Industries AG	20,987	436,031
Evotec SE (b)	12,890	278,406
FinTech Group AG (b)	2,461	73,854
Fraport AG Frankfurt Airport Services Worldwide	4,505	180,420
Freenet AG	11,584	201,639
Fresenius Medical Care AG & Co. KGaA	19,988	1,298,052
Fresenius SE & Co. KGaA	39,028	1,445,674
Fuchs Petrolub SE Preference Shares	5,675	201,394
GEA Group AG	15,758	323,857
Gerresheimer AG	3,436	215,559
Security Description	Shares	Value
Grand City Properties SA	10,631	$221,403
GRENKE AG	2,516	144,246
Hamborner REIT AG	12,734	112,498
Hamburger Hafen und Logistik AG	2,218	30,574
Hannover Rueck SE	5,454	766,191
HeidelbergCement AG	13,461	572,149
HelloFresh SE (b)	12,377	402,104
Henkel AG & Co. KGaA Preference Shares	16,330	1,299,410
Henkel AG & Co. KGaA	9,400	686,967
HOCHTIEF AG	2,491	162,720
Hornbach Holding AG & Co. KGaA	1,214	50,524
HUGO BOSS AG	6,469	161,103
Hypoport AG (b)	274	78,058
Indus Holding AG	1,771	45,643
Infineon Technologies AG	113,484	1,629,835
Isra Vision AG	1,734	94,324
Jenoptik AG	4,194	67,367
JOST Werke AG (f)	3,047	73,091
Jungheinrich AG Preference Shares	3,727	56,425
K+S AG	17,314	99,107
KION Group AG	6,763	289,574
Kloeckner & Co. SE	12,637	45,799
Knorr-Bremse AG	4,375	382,662
Koenig & Bauer AG	1,881	35,105
Krones AG	2,176	115,686
KWS SAA t SE & Co. KGaA	1,045	53,318
Lanxess AG	7,071	280,012
LEG Immobilien AG	6,184	689,905
Merck KGaA	11,812	1,186,455
METRO AG	13,930	118,037
MLP SE	12,808	65,349
MorphoSys AG (b)	2,888	276,648
MTU Aero Engines AG	4,731	680,583
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,055	2,611,526
Nemetschek SE	5,224	253,354
New Work SE	256	53,596
Nordex SE (b)	6,238	47,302
Norma Group SE	2,753	50,910
OSRAM Licht AG (b)	7,441	328,235
PATRIZIA AG	3,685	83,881
Pfeiffer Vacuum Technology AG	515	73,695
Porsche Automobil Holding SE Preference Shares	13,851	576,012
ProSiebenSat.1 Media SE	21,077	164,533
Puma SE	7,504	438,640
Rational AG	264	138,902
Rheinmetall AG	3,940	272,415
RHOEN-KLINIKUM AG	3,335	65,136
RIB Software SE	3,613	112,608
Rocket Internet SE (b)(f)	6,137	121,773
RWE AG	54,642	1,421,656

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Salzgitter AG	3,534	$41,364
SAP SE	89,934	9,989,514
Sartorius AG Preference Shares	3,187	758,031
Scout24 AG (f)	9,733	578,848
Siemens AG	70,194	5,847,590
Siemens Healthineers AG (f)	13,084	503,191
Siltronic AG	1,900	136,749
Sirius Real Estate, Ltd.	127,528	104,207
Sixt Leasing SE	5,269	105,989
Sixt SE	867	45,638
Sixt SE Preference Shares	2,921	113,150
SMA Solar Technology AG (b)	2,210	63,339
Software AG	3,730	110,598
Stabilus SA	2,256	80,996
STO SE & Co. KGaA Preference Shares	608	55,372
STRATEC SE	869	66,640
Stroeer SE & Co. KGaA	2,557	130,718
Suedzucker AG	6,464	91,908
Symrise AG	11,638	1,071,103
TAG Immobilien AG	11,927	233,361
Takkt AG	5,349	41,125
Telefonica Deutschland Holding AG	77,839	190,124
Thyssenkrupp AG (b)	32,007	167,723
TUI AG	34,483	150,673
Uniper SE	18,207	444,932
United Internet AG	9,839	284,632
Varta AG (b)	991	69,372
VERBIO Vereinigte BioEnergie AG	7,261	65,006
Volkswagen AG	3,719	485,425
Volkswagen AG Preference Shares	16,788	1,924,014
Vonovia SE	46,600	2,306,173
Vossloh AG	1,786	60,945
Wacker Chemie AG	1,482	73,442
Wacker Neuson SE	5,915	65,162
Washtec AG	1,430	56,297
Wirecard AG	11,026	1,235,937
Wuestenrot & Wuerttembergische AG	2,120	32,256
Zalando SE (b)(f)	12,580	471,712
zooplus AG (b)	679	82,489
		94,805,306
GREECE — 0.1%
Aegean Airlines SA	8,153	36,643
Alpha Bank AE (b)	126,379	93,069
Eurobank Ergasias Services and Holdings SA Class A (b)	157,393	65,516
FF Group (b)(d)	122	64
GEK Terna Holding Real Estate Construction SA (b)	9,885	56,306
Hellenic Exchanges - Athens Stock Exchange SA	14,327	52,125
Security Description	Shares	Value
Hellenic Telecommunications Organization SA	20,338	$244,597
Holding Co. ADMIE IPTO SA	31,100	64,111
JUMBO SA	9,840	131,417
LAMDA Development SA (b)	12,062	74,557
Motor Oil Hellas Corinth Refineries SA	5,457	66,265
National Bank of Greece SA (b)	54,691	71,787
OPAP SA	13,293	99,640
Piraeus Bank SA (b)	26,546	37,729
Public Power Corp. SA (b)	11,042	26,965
Terna Energy SA	8,992	71,567
		1,192,358
HONG KONG — 2.7%
AIA Group, Ltd.	1,106,200	9,907,980
Alibaba Pictures Group, Ltd. (b)	1,680,000	214,578
ASM Pacific Technology, Ltd.	27,600	255,977
Bank of East Asia, Ltd.	126,340	270,055
Bosideng International Holdings, Ltd.	324,000	75,274
Budweiser Brewing Co. APAC, Ltd. (b)(f)	140,700	361,928
Cafe de Coral Holdings, Ltd.	26,000	42,481
Champion REIT	192,000	115,331
China Everbright, Ltd.	90,000	131,956
China First Capital Group, Ltd. (b)	390,000	8,969
China Gas Holdings, Ltd.	165,200	571,386
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A	76,000	44,667
China Huishan Dairy Holdings Co., Ltd. (b)(d)	66,000	—
China Mobile, Ltd.	555,500	4,164,067
China Resources Cement Holdings, Ltd.	276,000	324,329
China Resources Land, Ltd.	289,333	1,181,192
China State Construction International Holdings, Ltd.	230,750	169,265
China Traditional Chinese Medicine Holdings Co., Ltd.	238,000	107,392
China Water Affairs Group, Ltd.	126,000	94,123
China Youzan, Ltd. (b)	1,120,000	110,261
Chow Sang Sang Holdings International, Ltd.	60,000	59,529
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	60,883
CK Asset Holdings, Ltd.	235,024	1,275,471
CK Hutchison Holdings, Ltd.	244,024	1,626,846
CK Infrastructure Holdings, Ltd.	57,000	301,824
CLP Holdings, Ltd.	148,500	1,360,585
Comba Telecom Systems Holdings, Ltd.	134,000	53,034
Dah Sing Banking Group, Ltd.	38,000	32,909
Dah Sing Financial Holdings, Ltd.	13,200	37,290

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Dairy Farm International Holdings, Ltd.	30,600	$140,744
Esprit Holdings, Ltd. (b)	358,900	30,382
Fairwood Holdings, Ltd. (c)	25,500	48,311
Far East Consortium International, Ltd.	108,000	38,799
First Pacific Co., Ltd.	386,000	71,334
Galaxy Entertainment Group, Ltd.	205,000	1,079,956
Guangdong Investment, Ltd.	256,000	491,394
Guotai Junan International Holdings, Ltd.	261,000	34,017
Haier Electronics Group Co., Ltd.	99,000	261,409
Haitong International Securities Group, Ltd.	379,000	96,075
Hang Lung Group, Ltd.	83,000	173,510
Hang Lung Properties, Ltd.	203,000	409,455
Hang Seng Bank, Ltd.	69,200	1,179,260
Henderson Land Development Co., Ltd.	130,466	493,916
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	246,664	236,871
HKBN, Ltd.	64,000	100,753
HKT Trust & HKT, Ltd. Stapled Security	342,000	465,247
Hong Kong & China Gas Co., Ltd.	918,505	1,504,346
Hong Kong Exchanges & Clearing, Ltd.	110,432	3,309,255
Hongkong & Shanghai Hotels Ltd	37,000	29,460
Hongkong Land Holdings, Ltd.	115,800	433,249
Hutchison China MediTech, Ltd. ADR (b)	3,900	69,615
Hutchison Port Holdings Trust	472,800	48,629
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	57,139
Hysan Development Co., Ltd.	67,000	216,421
Jardine Matheson Holdings, Ltd.	19,900	1,001,605
Jardine Strategic Holdings, Ltd.	19,900	444,738
Jiayuan International Group, Ltd.	108,000	43,758
Johnson Electric Holdings, Ltd.	52,500	82,258
K Wah International Holdings, Ltd.	113,000	48,564
Kerry Properties, Ltd.	75,500	197,479
Kingboard Holdings, Ltd.	88,000	204,053
Kingboard Laminates Holdings, Ltd.	114,000	104,335
Lee & Man Paper Manufacturing, Ltd.	156,000	93,591
Li & Fung, Ltd.	878,000	114,227
Lifestyle International Holdings, Ltd.	41,000	34,256
Link REIT	195,300	1,646,474
Security Description	Shares	Value
Luk Fook Holdings International, Ltd.	35,000	$70,175
Man Wah Holdings, Ltd.	143,200	77,644
Mandarin Oriental International, Ltd.	28,600	36,608
Melco International Development, Ltd.	62,000	88,890
Melco Resorts & Entertainment, Ltd. ADR	19,730	244,652
MTR Corp., Ltd.	137,381	706,807
NetDragon Websoft Holdings, Ltd.	19,000	45,409
New World Development Co., Ltd.	590,324	629,598
Nine Dragons Paper Holdings, Ltd.	191,000	173,091
Nissin Foods Co., Ltd.	76,000	62,656
NWS Holdings, Ltd.	158,968	162,041
Pacific Basin Shipping, Ltd.	439,000	52,211
Pacific Textiles Holdings, Ltd.	85,000	40,697
PCCW, Ltd.	452,000	247,921
Power Assets Holdings, Ltd.	125,500	744,674
Prosperity REIT	191,000	59,881
Sands China, Ltd.	238,800	868,983
Shanghai Industrial Holdings, Ltd.	53,000	79,405
Shangri-La Asia, Ltd.	76,000	51,100
Shenzhen International Holdings, Ltd.	118,746	215,410
Shimao Property Holdings, Ltd.	93,500	324,113
Shun Tak Holdings, Ltd.	122,000	41,256
Sino Biopharmaceutical, Ltd.	620,000	809,340
Sino Land Co., Ltd.	268,965	338,589
SJM Holdings, Ltd.	179,000	149,399
SSY Group, Ltd.	204,000	158,102
Sun Art Retail Group, Ltd.	251,500	370,078
Sun Hung Kai Properties, Ltd.	144,000	1,883,110
SUNeVision Holdings, Ltd.	63,000	36,364
Sunlight Real Estate Investment Trust	122,000	59,485
Swire Pacific, Ltd. Class A	51,000	324,729
Swire Properties, Ltd.	119,800	334,770
Techtronic Industries Co., Ltd.	122,500	778,049
Television Broadcasts, Ltd.	29,700	36,775
United Laboratories International Holdings, Ltd.	60,000	47,912
Value Partners Group, Ltd. (c)	187,000	79,468
Vinda International Holdings, Ltd.	38,000	91,526
Vitasoy International Holdings, Ltd.	74,000	222,748
VTech Holdings, Ltd.	15,300	110,201
We Solutions, Ltd. (b)	1,040,000	55,684
WH Group, Ltd. (f)	869,000	802,285
Wharf Holdings, Ltd. (c)	90,000	158,216
Wharf Real Estate Investment Co., Ltd. (c)	121,000	493,669

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Wheelock & Co., Ltd.	84,000	$569,314
Xinyi Glass Holdings, Ltd.	156,000	178,173
Yue Yuen Industrial Holdings, Ltd.	56,500	86,358
Yuexiu Property Co., Ltd.	714,000	127,607
Yuexiu Real Estate Investment Trust	123,000	60,194
Yuexiu Transport Infrastructure, Ltd.	84,000	50,848
		51,430,682
HUNGARY — 0.0% (a)
MOL Hungarian Oil & Gas PLC	29,983	175,056
OTP Bank Nyrt	17,129	488,878
Richter Gedeon Nyrt	13,084	245,518
		909,452
INDIA — 1.9%
Aavas Financiers, Ltd. (b)	1,169	18,503
Adani Ports & Special Economic Zone, Ltd.	50,750	168,658
Adani Power, Ltd. (b)	82,554	30,393
Adani Transmission, Ltd. (b)	21,900	54,570
AIA Engineering, Ltd.	3,825	70,297
Ambuja Cements, Ltd.	52,062	107,028
Apollo Hospitals Enterprise, Ltd.	6,404	95,969
Arvind Fashions, Ltd. (b)	10,796	20,860
Ashok Leyland, Ltd.	96,463	54,673
Asian Paints, Ltd.	24,636	542,673
Astral Poly Technik, Ltd.	7,155	88,355
AstraZeneca Pharma India, Ltd.	1,288	40,698
Atul, Ltd.	634	33,220
AU Small Finance Bank, Ltd. (f)	13,987	92,820
Aurobindo Pharma, Ltd.	23,836	128,623
Avenue Supermarts, Ltd. (b)(f)	10,923	315,899
Axis Bank, Ltd.	188,084	940,360
Bajaj Auto, Ltd.	5,782	154,156
Bajaj Electricals, Ltd.	14,427	51,153
Bajaj Finance, Ltd.	15,528	453,838
Bajaj Finserv, Ltd.	2,592	156,738
Balkrishna Industries, Ltd.	7,352	76,573
Balrampur Chini Mills, Ltd.	31,845	43,524
Bandhan Bank, Ltd. (f)	35,286	94,739
BASF India, Ltd.	5,048	74,442
Berger Paints India, Ltd.	15,876	104,142
Bharat Forge, Ltd.	16,336	50,418
Bharat Petroleum Corp., Ltd.	52,710	220,593
Bharti Airtel, Ltd. (b)	215,702	1,257,138
Bharti Infratel, Ltd.	17,640	37,308
Blue Dart Express, Ltd.	2,241	64,859
Blue Star, Ltd.	6,804	41,459
Bosch, Ltd.	698	86,815
Brigade Enterprises, Ltd.	38,845	66,077
Britannia Industries, Ltd.	5,514	195,015
Can Fin Homes, Ltd.	1,361	5,017
Carborundum Universal, Ltd.	16,876	49,494
Security Description	Shares	Value
Century Plyboards India, Ltd.	34,832	$51,152
Chalet Hotels, Ltd. (b)	15,751	42,775
Cipla, Ltd.	30,767	170,939
City Union Bank, Ltd.	9,416	16,071
Coal India, Ltd.	124,991	229,681
Container Corp. Of India, Ltd.	18,212	79,662
Crompton Greaves Consumer Electricals, Ltd.	19,342	53,283
Dabur India, Ltd.	47,756	283,650
DCB Bank, Ltd.	34,567	43,443
Dish TV India, Ltd. (b)	206,721	11,148
Divi's Laboratories, Ltd.	7,572	197,549
DLF, Ltd.	51,417	93,066
Dr Reddy's Laboratories, Ltd.	8,889	361,894
Edelweiss Financial Services, Ltd.	58,647	29,716
Eicher Motors, Ltd.	941	162,103
EID Parry India, Ltd.	2,695	4,911
Equitas Holdings, Ltd. (b)	43,893	24,688
FDC, Ltd.	15,589	40,148
Federal Bank, Ltd.	146,800	79,336
Finolex Industries, Ltd.	9,992	51,854
Fortis Healthcare, Ltd. (b)	45,663	75,329
GAIL India, Ltd.	130,252	130,760
GAIL India, Ltd. GDR	1,422	8,646
Galaxy Surfactants, Ltd.	4,286	66,501
Glenmark Pharmaceuticals, Ltd.	13,064	35,402
Godrej Consumer Products, Ltd.	31,261	213,888
Godrej Properties, Ltd. (b)	4,954	39,407
Granules India, Ltd.	7,280	13,551
Grasim Industries, Ltd.	21,952	137,312
Greaves Cotton, Ltd.	44,707	41,101
Gulf Oil Lubricants India, Ltd.	3,534	24,046
Havells India, Ltd.	19,396	123,130
HCL Technologies, Ltd.	95,858	552,943
HDFC Asset Management Co., Ltd. (f)	3,753	104,452
HDFC Life Insurance Co., Ltd. (f)	38,007	220,404
HeidelbergCement India, Ltd.	37,912	70,755
Hero MotoCorp, Ltd.	10,709	225,820
HFCL, Ltd.	343,236	40,936
Hindalco Industries, Ltd.	105,540	132,960
Hindustan Petroleum Corp., Ltd.	57,590	144,401
Hindustan Unilever, Ltd.	55,007	1,668,197
Housing Development Finance Corp., Ltd.	142,103	3,067,200
ICICI Bank, Ltd. ADR	29,436	250,206
ICICI Bank, Ltd.	360,763	1,569,853
ICICI Lombard General Insurance Co., Ltd. (f)	14,666	209,518
ICICI Prudential Life Insurance Co., Ltd. (f)	24,200	113,109
IDFC First Bank, Ltd. (b)	188,111	52,473
IIFL Holdings, Ltd.	39,096	38,408
Indiabulls Housing Finance, Ltd.	26,026	33,177
Indiabulls Ventures, Ltd.	21,764	31,210

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Indian Hotels Co., Ltd.	45,062	$44,500
Indian Oil Corp., Ltd.	128,597	138,354
Info Edge India, Ltd.	5,735	154,508
Infosys, Ltd. ADR	46,520	381,929
Infosys, Ltd.	248,244	2,056,695
Inox Leisure, Ltd.	20,361	70,468
InterGlobe Aviation, Ltd. (f)	8,111	114,819
Ipca Laboratories, Ltd.	4,108	74,465
ITC, Ltd.	308,350	695,317
Jammu & Kashmir Bank, Ltd. (b)	182,342	30,136
Jindal Steel & Power, Ltd. (b)	42,048	45,164
JK Cement, Ltd.	4,955	61,328
JK Lakshmi Cement, Ltd.	9,900	25,568
JSW Steel, Ltd.	57,596	110,680
Jubilant Foodworks, Ltd.	6,372	123,446
Kajaria Ceramics, Ltd.	12,979	64,142
Karnataka Bank, Ltd.	43,568	24,181
Karur Vysya Bank, Ltd.	19,609	5,208
Kaveri Seed Co., Ltd.	10,556	47,446
KEI Industries, Ltd.	9,323	32,955
KPIT Technologies, Ltd. (b)	52,895	24,265
Lakshmi Machine Works, Ltd.	1,452	44,165
Larsen & Toubro, Ltd. GDR	2,055	22,310
Larsen & Toubro, Ltd.	40,314	429,826
Larsen & Toubro, Ltd. GDR	1,125	12,128
Lemon Tree Hotels, Ltd. (b)(f)	47,030	13,677
LIC Housing Finance, Ltd.	27,542	85,277
Lupin, Ltd.	24,227	188,283
Mahindra & Mahindra Financial Services, Ltd.	27,266	52,981
Mahindra & Mahindra, Ltd. GDR	3,302	12,704
Mahindra & Mahindra, Ltd.	70,227	262,228
Manappuram Finance, Ltd.	37,333	46,413
Marico, Ltd.	33,140	119,950
Maruti Suzuki India, Ltd.	9,740	549,387
Max Financial Services, Ltd. (b)	15,780	79,672
Motherson Sumi Systems, Ltd.	82,206	65,692
Mphasis, Ltd.	6,599	57,685
NESCO, Ltd.	5,149	33,079
Nestle India, Ltd.	1,874	405,187
NTPC, Ltd.	245,225	272,751
Oil & Natural Gas Corp., Ltd.	182,146	163,083
Orient Electric, Ltd.	13,712	35,354
Page Industries, Ltd.	490	109,601
Petronet LNG, Ltd.	45,619	120,444
Pfizer, Ltd.	683	36,010
Phoenix Mills, Ltd.	8,044	60,640
PI Industries, Ltd.	5,742	89,081
Pidilite Industries, Ltd.	10,715	191,989
Piramal Enterprises, Ltd.	8,320	102,463
Power Finance Corp., Ltd.	90,509	109,296
Power Grid Corp. of India, Ltd.	171,125	359,473
Prestige Estates Projects, Ltd.	13,088	28,988
Security Description	Shares	Value
Procter & Gamble Health, Ltd. (b)	760	$36,120
PTC India, Ltd.	128,482	65,671
PVR, Ltd.	3,937	61,560
Rajesh Exports, Ltd.	10,314	74,539
Rallis India, Ltd.	37,687	87,092
RBL Bank, Ltd. (f)	36,130	64,708
REC, Ltd.	54,149	63,386
Redington India, Ltd.	45,228	40,803
Reliance Industries, Ltd. GDR (f)	3,884	118,957
Reliance Industries, Ltd.	259,002	3,776,826
Reliance Industries, Ltd. GDR (f)	3,000	92,400
Repco Home Finance, Ltd.	16,310	25,472
Rhi Magnesita NV	1,998	50,361
SBI Life Insurance Co., Ltd. (f)	28,341	240,189
Shree Cement, Ltd.	541	124,599
Shriram Transport Finance Co., Ltd.	13,935	121,810
Sobha, Ltd.	12,486	21,864
South Indian Bank, Ltd.	63,667	4,785
SPANDANA SPHOORTY FINANCIAL COMMON STOCK INR10.0 (b)	5,000	38,564
SpiceJet, Ltd. (b)	6,570	3,201
State Bank of India (b)	182,304	473,557
State Bank of India GDR (b)(c)	1,020	26,520
Strides Pharma Science, Ltd.	5,713	24,238
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	10,667
Sun Pharmaceutical Industries, Ltd.	84,827	391,803
Sundaram Finance, Ltd.	3,454	54,888
Sunteck Realty, Ltd.	14,806	40,831
Suven Life Sciences, Ltd.	5,563	1,586
Suven Pharmaceuticals, Ltd. (b)	5,563	14,784
Symphony, Ltd.	3,877	39,665
Tata Communications, Ltd.	6,812	20,898
Tata Consultancy Services, Ltd.	77,777	1,871,085
Tata Consumer Products, Ltd.	26,037	101,077
Tata Motors, Ltd. ADR (b)	1,078	5,088
Tata Motors, Ltd. (b)	143,863	133,574
Tata Power Co., Ltd.	115,538	50,003
Tata Steel, Ltd.	25,361	89,871
Tata Steel, Ltd. GDR	1,300	4,770
TeamLease Services, Ltd. (b)	1,645	35,294
Tech Mahindra, Ltd.	35,560	264,885
Timken India, Ltd.	6,375	64,053
Titan Co., Ltd.	31,142	383,567
Tube Investments of India, Ltd.	9,555	34,680
TV18 Broadcast, Ltd. (b)	322,994	66,408
Ujjivan Financial Services, Ltd.	1,086	2,134
UltraTech Cement, Ltd.	9,938	425,245
United Spirits, Ltd. (b)	25,960	166,363
UPL, Ltd.	39,039	168,105
Varun Beverages, Ltd.	5,485	38,333

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Vedanta, Ltd.	114,419	$97,014
Vedanta, Ltd. ADR	1,433	5,101
Venky's India, Ltd.	3,202	35,550
Vinati Organics, Ltd.	4,690	47,800
V-Mart Retail, Ltd.	2,562	47,938
Vodafone Idea, Ltd. (b)	693,861	28,433
Wipro, Ltd. ADR	7,834	24,285
Wipro, Ltd.	89,084	231,746
Wockhardt, Ltd. (b)	5,297	12,023
Yes Bank, Ltd.	122,251	36,279
Zee Entertainment Enterprises, Ltd.	67,492	109,836
		36,827,536
INDONESIA — 0.4%
Ace Hardware Indonesia Tbk PT	438,100	34,855
Adaro Energy Tbk PT	1,258,000	75,169
Astra International Tbk PT	2,124,900	505,195
Bank Central Asia Tbk PT	870,800	1,467,227
Bank Mandiri Persero Tbk PT	1,876,600	533,540
Bank Negara Indonesia Persero Tbk PT	651,900	152,040
Bank Rakyat Indonesia Persero Tbk PT	5,175,200	949,158
Bank Tabungan Negara Persero Tbk PT	370,200	18,932
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (b)	170,800	22,236
Barito Pacific Tbk PT (b)	2,421,300	106,108
Bukit Asam Tbk PT	469,600	62,070
Bumi Serpong Damai Tbk PT (b)	1,332,000	54,218
Charoen Pokphand Indonesia Tbk PT	574,800	172,962
Ciputra Development Tbk PT	929,100	25,053
Gudang Garam Tbk PT	43,700	109,796
Hanjaya Mandala Sampoerna Tbk PT	833,400	72,240
Indah Kiat Pulp & Paper Corp. Tbk PT	239,400	58,456
Indocement Tunggal Prakarsa Tbk PT	146,800	111,801
Indofood CBP Sukses Makmur Tbk PT	220,400	137,470
Indofood Sukses Makmur Tbk PT	409,500	158,420
Jasa Marga Persero Tbk PT	150,175	23,273
Kalbe Farma Tbk PT	1,941,600	142,364
Matahari Department Store Tbk PT	260,400	21,243
Media Nusantara Citra Tbk PT	419,700	23,189
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	32,399
Pakuwon Jati Tbk PT	1,357,000	25,393
Perusahaan Gas Negara Tbk PT	631,200	29,739
Semen Indonesia Persero Tbk PT	217,000	100,802
Summarecon Agung Tbk PT	864,100	21,049
Security Description	Shares	Value
Surya Citra Media Tbk PT	511,200	$24,283
Telekomunikasi Indonesia Persero Tbk PT	4,592,600	891,959
Tower Bersama Infrastructure Tbk PT	785,500	43,576
Unilever Indonesia Tbk PT	744,500	329,226
United Tractors Tbk PT	146,700	151,071
XL Axiata Tbk PT (b)	213,000	25,961
		6,712,473
IRELAND — 0.4%
AerCap Holdings NV (b)	10,923	248,935
AIB Group PLC (b)	54,869	60,529
Bank of Ireland Group PLC	73,987	137,210
C&C Group PLC	16,149	39,256
COSMO Pharmaceuticals NV (b)(c)	890	57,707
CRH PLC	71,868	1,933,568
Flutter Entertainment PLC	6,271	561,206
Glanbia PLC	14,863	160,964
Greencore Group PLC	38,062	77,591
James Hardie Industries PLC	40,045	462,646
Kerry Group PLC Class A	13,925	1,607,373
Keywords Studios PLC	4,784	84,538
Kingspan Group PLC	13,936	747,643
Smurfit Kappa Group PLC	18,699	526,996
UDG Healthcare PLC	22,621	175,699
		6,881,861
ISRAEL — 0.5%
Africa Israel Properties, Ltd. (b)	2,055	51,832
Airport City, Ltd. (b)	6,576	95,807
Alony Hetz Properties & Investments, Ltd.	10,991	126,421
Amot Investments, Ltd.	20,335	119,494
Ashtrom Group, Ltd.	6,844	76,151
Azrieli Group, Ltd.	3,569	204,293
Bank Hapoalim BM	103,196	619,045
Bank Leumi Le-Israel BM	133,321	735,969
Bayside Land Corp.	107	61,993
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	180,889	131,543
Blue Square Real Estate, Ltd.	992	39,249
Caesarstone, Ltd.	2,900	30,653
Check Point Software Technologies, Ltd. (b)	11,110	1,116,999
CyberArk Software, Ltd. (b)	3,483	298,005
Elbit Systems, Ltd.	2,027	262,975
Elco, Ltd.	2,531	83,868
Electra, Ltd.	174	72,503
Energix-Renewable Energies, Ltd. (b)	29,187	83,311
Enlight Renewable Energy, Ltd. (b)	54,647	54,540
Equital, Ltd. (b)	2,112	40,752
FIBI Holdings, Ltd.	1,612	45,620

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
First International Bank Of Israel, Ltd.	4,456	$107,782
Formula Systems 1985, Ltd.	1,091	60,307
Gazit-Globe, Ltd.	12,106	92,528
Gilat Satellite Networks, Ltd.	8,589	63,476
Hadera Paper, Ltd.	1,596	58,946
Harel Insurance Investments & Financial Services, Ltd.	14,865	80,544
Hilan, Ltd.	1,722	53,706
Isracard, Ltd.	4,502	12,097
Israel Chemicals, Ltd.	60,469	192,806
Israel Corp., Ltd. (b)	350	35,370
Israel Discount Bank, Ltd. Class A	105,844	308,980
Ituran Location & Control, Ltd.	2,300	32,683
Kornit Digital, Ltd. (b)(c)	3,600	89,604
Matrix IT, Ltd.	4,080	66,430
Maytronics, Ltd.	9,751	61,037
Mehadrin, Ltd. (b)	164	4,694
Melisron, Ltd.	2,227	85,838
Mivne Real Estate KD, Ltd. (b)	61,556	132,803
Mizrahi Tefahot Bank, Ltd.	12,097	222,909
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	44,341
Nice, Ltd. (b)	5,650	817,900
Norstar Holdings, Inc.	3,895	42,855
Nova Measuring Instruments, Ltd. (b)	2,278	74,945
Partner Communications Co., Ltd. (b)	17,416	65,132
Paz Oil Co., Ltd.	926	77,422
Phoenix Holdings, Ltd.	13,973	66,686
Plus500, Ltd.	10,246	135,296
Property & Building Corp., Ltd.	682	42,518
Radware, Ltd. (b)	4,000	84,280
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	81,777
Reit 1, Ltd.	26,757	129,661
Sapiens International Corp. NV	3,605	69,650
Shapir Engineering and Industry, Ltd.	13,487	86,642
Shikun & Binui, Ltd.	18,876	66,553
Shufersal, Ltd.	16,242	92,017
Strauss Group, Ltd.	3,240	85,214
Summit Real Estate Holdings, Ltd.	5,965	53,935
Teva Pharmaceutical Industries, Ltd. ADR (b)	79,853	717,080
Teva Pharmaceutical Industries, Ltd. (b)	19,463	173,148
Tower Semiconductor, Ltd. (b)	9,194	145,021
UroGen Pharma, Ltd. (b)(c)	2,000	35,680
Wix.com, Ltd. (b)	4,400	443,608
		9,744,924
Security Description	Shares	Value
ITALY — 1.4%
A2A SpA	121,134	$148,683
ACEA SpA	4,921	77,705
Amplifon SpA	11,871	239,903
Anima Holding SpA (f)	17,421	46,057
Arnoldo Mondadori Editore SpA (b)	41,346	59,429
Ascopiave SpA	16,517	60,817
Assicurazioni Generali SpA	99,918	1,346,436
ASTM SpA	4,277	74,993
Atlantia SpA	44,648	551,797
Autogrill SpA	11,566	53,397
Azimut Holding SpA	9,951	140,904
Banca Farmafactoring SpA (f)	13,422	68,630
Banca Generali SpA	6,505	134,478
Banca Mediolanum SpA	11,786	58,852
Banca Popolare di Sondrio SCPA	56,342	84,583
Banco BPM SpA (b)	118,186	151,676
BPER Banca	37,413	113,263
Brembo SpA (c)	17,541	129,398
Brunello Cucinelli SpA	3,092	93,148
Buzzi Unicem SpA	8,867	161,111
Cairo Communication SpA (c)	36,098	62,141
Carel Industries SpA (f)	5,036	64,234
Cerved Group SpA	15,889	93,705
CIR SpA-Compagnie Industriali	81,273	37,276
Credito Valtellinese SpA (b)	1,064,360	56,458
Davide Campari-Milano SpA	50,016	356,845
De' Longhi SpA	5,153	85,217
DiaSorin SpA	2,120	278,014
doValue SpA (f)	6,479	39,488
El.En. SpA	2,722	47,287
Enav SpA (f)	23,366	102,498
Enel SpA	739,565	5,075,272
Eni SpA	231,320	2,286,960
ERG SpA	5,487	97,311
Falck Renewables SpA	16,956	87,174
Ferrari NV	10,966	1,680,495
Fila SpA	4,681	35,687
FinecoBank Banca Fineco SpA	55,369	495,608
Gruppo MutuiOnline SpA	3,985	66,550
Hera SpA	66,151	238,101
Illimity Bank SpA	8,543	57,850
IMA Industria Macchine Automatiche SpA	2,085	121,649
Immobiliare Grande Distribuzione SIIQ SpA REIT	13,675	56,034
Infrastrutture Wireless Italiane SpA (f)	19,497	210,028
Interpump Group SpA	7,226	172,713
Intesa Sanpaolo SpA	1,353,336	2,178,562
Iren SpA	52,897	131,133
Italgas SpA	37,542	204,354
Italmobiliare SpA	2,891	74,769

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Juventus Football Club SpA (b)(c)	49,118	$42,366
La Doria SpA	7,554	72,153
Leonardo SpA	32,213	211,875
MARR SpA	3,554	50,132
Mediaset SpA (b)	40,137	84,543
Mediobanca Banca di Credito Finanziario SpA	56,268	305,268
Moncler SpA	16,420	593,625
OVS SpA (b)(c)(f)	23,827	20,339
Piaggio & C SpA	24,484	43,038
Pirelli & C SpA (f)	44,955	157,798
Poste Italiane SpA (f)	44,763	374,833
Prysmian SpA	21,944	346,617
RAI Way SpA (f)	11,872	63,321
Recordati SpA	9,463	396,659
Reply SpA	1,871	113,171
Saipem SpA (b)(c)	65,470	157,033
Salvatore Ferragamo SpA	6,814	90,092
Saras SpA	44,370	40,802
Sesa SpA	1,926	82,417
Snam SpA	185,216	842,156
Societa Cattolica di Assicurazioni SC	13,369	65,815
Tamburi Investment Partners SpA	9,384	57,287
Technogym SpA (f)	9,301	60,373
Telecom Italia SpA (b)(c)(e)	763,643	307,520
Telecom Italia SpA (e)	548,107	213,049
Terna Rete Elettrica Nazionale SpA	126,622	791,852
Tinexta SpA	5,449	55,222
UniCredit SpA	182,773	1,406,796
Unione di Banche Italiane SpA	88,442	227,817
Unipol Gruppo Finanziario SpA	33,290	112,946
Zignago Vetro SpA	3,618	43,214
		25,718,802
JAPAN — 17.1%
77 Bank, Ltd.	4,900	62,690
ABC-Mart, Inc.	2,900	144,562
Acom Co., Ltd.	36,100	146,016
Activia Properties, Inc. REIT	63	203,689
Adastria Co., Ltd.	2,800	31,829
ADEKA Corp.	7,500	93,010
Advan Co., Ltd.	7,300	73,139
Advance Residence Investment Corp. REIT	128	370,510
Advantest Corp. (c)	18,100	718,051
Aeon Co., Ltd.	57,000	1,257,751
Aeon Delight Co., Ltd.	2,000	60,704
AEON Financial Service Co., Ltd.	10,500	111,736
Aeon Mall Co., Ltd.	8,700	109,368
AEON REIT Investment Corp.	136	130,203
AGC, Inc.	14,800	359,202
Ai Holdings Corp.	4,100	50,280
Security Description	Shares	Value
Aica Kogyo Co., Ltd.	4,600	$130,727
Aichi Bank, Ltd.	2,200	64,294
Aichi Corp.	11,000	68,685
Aida Engineering, Ltd.	8,700	54,814
Aiful Corp. (b)	30,500	67,867
Ain Holdings, Inc.	1,700	99,528
Air Water, Inc.	17,200	234,613
Aisin Seiki Co., Ltd.	13,800	336,632
Ajinomoto Co., Inc.	37,800	701,577
Akatsuki, Inc. (c)	1,100	36,552
Akita Bank, Ltd.	3,600	51,583
Alfresa Holdings Corp.	15,700	291,037
Alpen Co., Ltd.	6,500	95,969
Alps Alpine Co., Ltd.	17,300	166,032
Altech Corp.	1,300	17,453
Amada Holdings Co., Ltd.	31,200	243,569
Amano Corp.	4,900	107,234
Amuse, Inc. (c)	2,700	56,423
ANA Holdings, Inc. (c)	12,400	300,908
Anest Iwata Corp.	7,800	71,363
AnGes, Inc. (b)	16,700	105,868
Anicom Holdings, Inc.	1,800	59,367
Anritsu Corp. (c)	12,600	230,912
Aomori Bank, Ltd.	2,800	67,452
Aozora Bank, Ltd. (c)	11,600	220,495
Arata Corp. (c)	1,900	80,916
Arcland Sakamoto Co., Ltd.	7,200	64,493
Arcland Service Holdings Co., Ltd.	4,100	54,677
Arcs Co., Ltd.	3,700	66,206
Argo Graphics, Inc.	2,900	94,386
Ariake Japan Co., Ltd.	1,200	75,431
ARTERIA Networks Corp.	5,200	87,669
Aruhi Corp. (b)(c)	3,000	33,772
As One Corp.	1,300	114,367
Asahi Co., Ltd.	5,300	54,878
Asahi Diamond Industrial Co., Ltd.	16,600	70,918
Asahi Group Holdings, Ltd.	32,000	1,034,046
Asahi Holdings, Inc.	3,200	66,827
Asahi Intecc Co., Ltd.	17,800	438,477
Asahi Kasei Corp.	111,700	779,544
Asics Corp.	10,800	99,326
ASKA Pharmaceutical Co., Ltd.	7,100	71,584
Astellas Pharma, Inc.	170,900	2,622,629
Ateam, Inc.	3,300	18,219
Atom Corp.	8,300	65,265
Autobacs Seven Co., Ltd.	6,500	74,521
Avex, Inc.	6,600	51,870
Awa Bank, Ltd.	2,900	60,880
Axial Retailing, Inc.	2,100	76,725
Azbil Corp.	10,000	257,394
Bandai Namco Holdings, Inc. (c)	17,700	855,087
Bando Chemical Industries, Ltd.	9,200	53,179
Bank of Iwate, Ltd.	1,300	32,102

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bank of Kyoto, Ltd. (c)	5,500	$173,612
Bank of Nagoya, Ltd.	3,700	89,049
Bank of Okinawa, Ltd.	2,300	66,784
Bank of Saga, Ltd.	5,100	53,930
Bank of the Ryukyus, Ltd.	7,800	76,094
BayCurrent Consulting, Inc.	1,500	70,014
Belc Co., Ltd.	1,500	79,459
Benefit One, Inc. (c)	4,200	54,227
Benesse Holdings, Inc.	6,600	167,289
BeNEXT Group, Inc.	5,700	26,751
Bic Camera, Inc.	9,400	75,612
Bridgestone Corp.	51,700	1,576,264
Broadleaf Co., Ltd.	12,400	53,628
BRONCO BILLY Co., Ltd.	3,200	64,124
Brother Industries, Ltd.	19,200	289,654
Bunka Shutter Co., Ltd.	10,500	76,144
Calbee, Inc.	6,600	177,404
Canon Marketing Japan, Inc.	4,800	94,562
Canon, Inc.	90,500	1,958,815
Capcom Co., Ltd.	6,400	199,872
Casio Computer Co., Ltd.	15,800	220,181
Cawachi, Ltd.	5,300	115,848
Central Glass Co., Ltd.	3,300	56,831
Central Japan Railway Co.	13,000	2,075,226
Central Security Patrols Co., Ltd.	1,400	50,122
Chiba Bank, Ltd.	52,500	227,630
Chiyoda Co., Ltd.	5,100	54,657
Chiyoda Corp. (b)	14,600	28,266
Chofu Seisakusho Co., Ltd.	3,100	72,580
Chubu Electric Power Co., Inc.	56,600	795,624
Chubu Shiryo Co., Ltd.	6,500	86,393
Chugai Pharmaceutical Co., Ltd.	20,300	2,339,269
Chugoku Bank, Ltd. (c)	11,600	102,487
Chugoku Electric Power Co., Inc. (c)	24,300	337,689
Chugoku Marine Paints, Ltd.	8,400	67,764
Chukyo Bank, Ltd.	3,500	70,180
CI Takiron Corp.	12,200	67,118
Citizen Watch Co., Ltd. (c)	23,300	81,880
CKD Corp.	5,700	76,524
Coca-Cola Bottlers Japan Holdings, Inc.	10,700	218,726
cocokara fine, Inc.	1,500	77,425
COLOPL, Inc.	4,900	36,036
Colowide Co., Ltd. (c)	5,200	78,306
Comforia Residential REIT, Inc.	50	142,393
Computer Engineering & Consulting, Ltd.	3,800	47,757
COMSYS Holdings Corp. (c)	9,300	237,222
Comture Corp.	1,700	34,328
Concordia Financial Group, Ltd.	106,900	309,907
CONEXIO Corp.	5,500	68,546
COOKPAD, Inc. (b)	26,600	73,338
Cosel Co., Ltd.	7,800	70,438
Security Description	Shares	Value
Cosmo Energy Holdings Co., Ltd.	4,000	$55,603
Cosmos Pharmaceutical Corp.	1,000	237,874
Create SD Holdings Co., Ltd.	2,400	59,799
Credit Saison Co., Ltd.	12,900	149,066
Curves Holdings Co., Ltd. (b)(c)	4,300	20,434
CyberAgent, Inc.	7,700	297,231
CYBERDYNE, Inc. (b)(c)	11,000	40,483
Cybozu, Inc. (c)	7,400	129,242
Dai Nippon Printing Co., Ltd. (c)	20,200	427,562
Daicel Corp.	24,500	177,529
Dai-Dan Co., Ltd.	1,100	29,421
Daido Metal Co., Ltd.	15,200	75,194
Daido Steel Co., Ltd.	4,200	134,149
Daifuku Co., Ltd. (c)	8,800	549,284
Daihen Corp.	2,300	61,165
Daiho Corp.	2,700	56,029
Daiichi Jitsugyo Co., Ltd.	2,400	75,532
Dai-ichi Life Holdings, Inc.	95,600	1,130,740
Daiichi Sankyo Co., Ltd.	51,300	3,509,077
Daiichikosho Co., Ltd.	3,500	93,294
Daiken Corp.	4,000	62,001
Daikin Industries, Ltd.	22,500	2,705,246
Daikokutenbussan Co., Ltd.	2,200	61,819
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	51,992
Daio Paper Corp.	4,900	65,582
Daiseki Co., Ltd.	2,800	59,052
Daishi Hokuetsu Financial Group, Inc.	3,500	75,758
Daito Trust Construction Co., Ltd.	6,500	601,208
Daiwa House Industry Co., Ltd.	49,600	1,220,601
Daiwa House REIT Investment Corp.	180	439,409
Daiwa Industries, Ltd.	6,600	56,914
Daiwa Office Investment Corp. REIT	32	176,880
Daiwa Securities Group, Inc.	134,300	516,908
Daiwabo Holdings Co., Ltd.	1,700	80,984
DCM Holdings Co., Ltd.	9,000	82,914
DeNA Co., Ltd.	10,300	112,371
Denka Co., Ltd.	6,200	129,198
Denki Kogyo Co., Ltd.	2,400	54,773
Denso Corp.	39,200	1,247,625
Dentsu Group, Inc.	18,700	359,881
Denyo Co., Ltd.	4,200	74,209
Descente, Ltd. (b)	2,700	31,475
Dexerials Corp.	9,400	59,980
DIC Corp.	5,900	129,512
Digital Arts, Inc. (c)	1,100	47,269
Digital Garage, Inc.	2,100	66,511
Digital Hearts Holdings Co., Ltd.	8,100	54,377
Dip Corp.	2,900	46,392

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Disco Corp.	2,400	$465,067
DMG Mori Co., Ltd.	5,500	45,432
Doshisha Co., Ltd.	4,900	57,702
Dowa Holdings Co., Ltd.	4,400	114,418
DTS Corp.	3,400	58,798
Duskin Co., Ltd.	3,800	99,565
Earth Corp.	1,200	63,267
East Japan Railway Co.	27,300	2,057,572
Ebara Corp.	10,300	192,967
EDION Corp.	7,600	62,443
eGuarantee, Inc. (c)	5,300	76,983
Ehime Bank, Ltd.	6,900	74,514
Eisai Co., Ltd.	22,900	1,668,403
Elan Corp. (c)	2,000	26,530
Elecom Co., Ltd.	1,800	62,205
Electric Power Development Co., Ltd.	12,800	255,512
EM Systems Co., Ltd.	15,200	125,978
Enigmo, Inc. (c)	2,600	19,758
en-japan, Inc.	2,300	42,562
Enplas Corp.	2,200	42,707
eRex Co., Ltd.	3,000	33,914
ES-Con Japan, Ltd.	8,700	47,565
ESPEC Corp. (c)	4,100	61,747
Ezaki Glico Co., Ltd.	3,900	162,671
F@N Communications, Inc.	14,400	55,395
FamilyMart Co., Ltd.	23,000	411,341
Fancl Corp. (c)	9,300	206,839
FANUC Corp.	17,500	2,329,137
Fast Retailing Co., Ltd.	5,200	2,113,366
Feed One Co., Ltd.	51,700	71,846
Financial Products Group Co., Ltd.	7,200	36,208
Foster Electric Co., Ltd.	3,100	31,560
FP Corp.	2,200	145,754
France Bed Holdings Co., Ltd.	7,600	63,844
Frontier Real Estate Investment Corp. REIT	42	118,512
Fuji Co., Ltd.	4,000	66,261
Fuji Corp.	7,600	114,650
Fuji Electric Co., Ltd.	12,500	279,163
Fuji Oil Holdings, Inc. (c)	2,400	57,529
Fuji Seal International, Inc.	3,900	68,441
Fuji Soft, Inc.	1,600	51,162
Fujicco Co., Ltd.	4,500	80,656
FUJIFILM Holdings Corp.	31,900	1,565,756
Fujikura, Ltd.	39,500	112,831
Fujimi, Inc. (c)	2,900	71,495
Fujimori Kogyo Co., Ltd.	2,700	72,460
Fujio Food System Co., Ltd. (c)	4,800	59,502
Fujita Kanko, Inc.	2,600	37,307
Fujitec Co., Ltd.	5,700	72,594
Fujitsu General, Ltd.	4,300	77,083
Fujitsu, Ltd.	17,800	1,596,837
Fujiya Co., Ltd.	3,600	68,409
Fukuda Corp.	1,800	69,799
Security Description	Shares	Value
Fukui Computer Holdings, Inc.	3,000	$60,193
Fukuoka Financial Group, Inc.	13,200	173,434
Fukuoka REIT Corp.	76	78,552
Fukushima Industries Corp.	2,400	74,688
Fukuyama Transporting Co., Ltd.	3,000	106,327
FULLCAST Holdings Co., Ltd.	3,600	41,008
Funai Soken Holdings, Inc.	3,000	59,046
Furukawa Co., Ltd.	5,200	50,555
Furukawa Electric Co., Ltd.	6,100	109,474
Fuso Chemical Co., Ltd.	3,100	86,585
Futaba Corp.	6,000	57,932
Fuyo General Lease Co., Ltd.	2,900	146,231
Gakken Holdings Co., Ltd.	2,400	40,693
Genki Sushi Co., Ltd.	2,500	51,111
Genky DrugStores Co., Ltd.	3,300	62,740
Geo Holdings Corp.	5,700	68,730
Giken, Ltd. (c)	2,200	71,342
Global One Real Estate Investment Corp. REIT	91	76,429
Glory, Ltd.	4,000	91,540
GLP J-REIT	332	374,970
GMO internet, Inc.	4,200	69,784
GMO Payment Gateway, Inc.	3,800	265,264
GNI Group, Ltd. (b)	3,600	42,334
Godo Steel, Ltd.	3,600	69,632
Goldcrest Co., Ltd.	3,600	53,897
Goldwin, Inc.	1,300	71,903
Gree, Inc.	15,200	58,356
GS Yuasa Corp.	6,000	79,976
GungHo Online Entertainment, Inc.	3,200	44,426
Gunma Bank, Ltd.	44,800	134,682
Gurunavi, Inc.	3,800	19,367
H2O Retailing Corp.	7,900	57,385
Hachijuni Bank, Ltd.	28,400	101,914
Hakuhodo DY Holdings, Inc.	18,800	188,935
Hamakyorex Co., Ltd.	2,200	53,210
Hamamatsu Photonics KK	11,500	465,437
Hankyu Hanshin Holdings, Inc.	20,800	695,998
Hankyu Hanshin REIT, Inc.	94	101,279
Harmonic Drive Systems, Inc. (c)	2,700	116,197
Haseko Corp.	22,600	239,390
Hazama Ando Corp.	9,700	61,241
HEALIOS KK (b)	3,200	44,478
Heiwa Corp.	5,300	98,598
Heiwa Real Estate Co., Ltd.	2,900	74,621
Heiwa Real Estate REIT, Inc.	115	106,699
Hibiya Engineering, Ltd.	4,100	72,973
Hiday Hidaka Corp. (c)	3,500	49,090
Hikari Tsushin, Inc.	1,600	266,666
Hino Motors, Ltd.	29,300	155,639
Hioki EE Corp. (c)	2,100	59,365
Hirata Corp.	1,100	46,134
Hirose Electric Co., Ltd.	3,300	338,851

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hiroshima Bank, Ltd.	29,200	$121,097
Hisamitsu Pharmaceutical Co., Inc.	5,400	249,584
Hitachi Capital Corp.	5,300	99,291
Hitachi Chemical Co., Ltd.	9,000	381,455
Hitachi Construction Machinery Co., Ltd.	9,600	191,771
Hitachi High-Tech Corp.	5,600	412,035
Hitachi Metals, Ltd.	17,900	187,142
Hitachi Transport System, Ltd.	4,800	103,682
Hitachi, Ltd.	87,500	2,503,547
Hochiki Corp.	5,300	66,544
Hodogaya Chemical Co., Ltd.	2,200	62,070
Hogy Medical Co., Ltd.	2,100	65,341
Hokkaido Electric Power Co., Inc.	31,100	133,759
Hokuetsu Corp.	13,800	51,321
Hokuhoku Financial Group, Inc.	15,100	133,931
Hokuriku Electric Power Co.	11,800	82,229
Hokuto Corp.	6,300	109,599
Honda Motor Co., Ltd. (c)	147,500	3,287,377
Horiba, Ltd.	3,300	162,345
Hoshino Resorts REIT, Inc.	28	85,998
Hoshizaki Corp.	4,500	335,267
Hosiden Corp.	7,100	49,106
Hosokawa Micron Corp.	2,600	114,189
House Foods Group, Inc.	5,300	171,776
Hoya Corp.	34,200	2,896,495
Hulic Co., Ltd.	26,300	265,098
Hulic Reit, Inc.	63	73,005
Hyakugo Bank, Ltd.	22,900	63,797
Hyakujushi Bank, Ltd.	4,200	75,776
Ibiden Co., Ltd.	10,200	221,718
Ichigo Office REIT Investment Corp.	122	84,312
Ichigo, Inc.	17,400	40,040
Ichiyoshi Securities Co., Ltd.	12,500	51,321
Icom, Inc.	3,400	79,747
Idec Corp.	3,800	47,662
Idemitsu Kosan Co., Ltd.	17,877	406,393
IHI Corp.	11,600	134,552
Iida Group Holdings Co., Ltd.	13,600	187,219
Inaba Denki Sangyo Co., Ltd.	3,200	67,718
Inabata & Co., Ltd.	5,700	61,609
Industrial & Infrastructure Fund Investment Corp. REIT	166	223,914
Ines Corp.	6,800	84,951
Infomart Corp.	13,600	89,141
Information Services International-Dentsu, Ltd.	1,000	36,187
Inpex Corp.	92,600	517,422
Insource Co., Ltd.	1,600	35,606
Internet Initiative Japan, Inc.	3,000	98,080
Invesco Office J-Reit, Inc.	835	110,166
Invincible Investment Corp. REIT	527	118,418
IR Japan Holdings, Ltd.	1,100	58,607
Security Description	Shares	Value
Iriso Electronics Co., Ltd. (c)	1,500	$43,707
Iseki & Co., Ltd.	5,100	53,049
Isetan Mitsukoshi Holdings, Ltd.	28,000	161,803
Istyle, Inc. (b)	10,000	18,992
Isuzu Motors, Ltd.	46,200	304,528
Ito En, Ltd.	5,500	289,360
ITOCHU Corp. (c)	121,900	2,512,625
Itochu Techno-Solutions Corp.	9,500	269,486
Itoham Yonekyu Holdings, Inc.	15,500	90,839
Itokuro, Inc. (b)(c)	4,800	56,845
Iwatani Corp. (c)	2,800	93,380
Iyo Bank, Ltd.	28,400	142,238
Izumi Co., Ltd.	3,200	87,794
J Front Retailing Co., Ltd.	21,300	175,096
JAC Recruitment Co., Ltd. (c)	3,700	34,437
Jaccs Co., Ltd.	3,300	55,739
Jafco Co., Ltd. (b)	3,600	93,221
Japan Airlines Co., Ltd. (c)	12,500	228,803
Japan Airport Terminal Co., Ltd. (c)	3,700	141,631
Japan Best Rescue System Co., Ltd.	2,200	12,333
Japan Cash Machine Co., Ltd. (c)	9,100	45,252
Japan Elevator Service Holdings Co., Ltd.	2,800	63,784
Japan Excellent, Inc. REIT	102	117,338
Japan Exchange Group, Inc.	43,100	753,346
Japan Hotel REIT Investment Corp.	386	112,232
Japan Lifeline Co., Ltd.	4,500	56,162
Japan Logistics Fund, Inc. REIT	78	173,070
Japan Material Co., Ltd.	5,700	73,887
Japan Petroleum Exploration Co., Ltd.	2,300	37,543
Japan Post Bank Co., Ltd. (c)	32,300	297,106
Japan Post Holdings Co., Ltd.	142,500	1,110,282
Japan Post Insurance Co., Ltd.	17,400	214,122
Japan Prime Realty Investment Corp. REIT	67	201,619
Japan Pulp & Paper Co., Ltd.	2,000	69,325
Japan Real Estate Investment Corp. REIT	119	696,730
Japan Rental Housing Investments, Inc. REIT	133	112,144
Japan Retail Fund Investment Corp. REIT	213	241,168
Japan Steel Works, Ltd.	3,600	42,925
Japan Tobacco, Inc.	108,500	1,998,897
JCR Pharmaceuticals Co., Ltd.	1,000	86,330
JCU Corp.	3,500	72,045
Jeol, Ltd.	3,000	72,237
JFE Holdings, Inc.	40,400	260,752
JGC Holdings Corp.	20,200	160,594
JINS, Inc.	1,200	65,449
JM Holdings Co., Ltd.	4,100	83,412
J-Oil Mills, Inc.	1,800	75,745

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Joshin Denki Co., Ltd.	3,500	$66,862
JSR Corp.	18,200	331,325
JTEKT Corp.	23,200	156,068
Justsystems Corp.	2,800	126,718
JVC Kenwood Corp.	20,000	35,807
JXTG Holdings, Inc.	268,700	911,918
Kadokawa Dwango (b)	4,800	59,998
Kagome Co., Ltd.	7,100	183,358
Kajima Corp.	39,600	403,160
Kakaku.com, Inc.	12,400	225,886
Kaken Pharmaceutical Co., Ltd.	3,100	143,934
Kamakura Shinsho, Ltd.	2,000	19,576
Kameda Seika Co., Ltd.	1,600	72,966
Kamigumi Co., Ltd.	10,700	179,892
Kanamoto Co., Ltd.	3,000	57,821
Kandenko Co., Ltd.	8,400	66,493
Kaneka Corp.	5,200	123,430
Kanematsu Corp.	6,200	62,959
Kanematsu Electronics, Ltd.	1,000	31,200
Kansai Electric Power Co., Inc.	63,700	706,215
Kansai Mirai Financial Group, Inc.	8,100	29,007
Kansai Paint Co., Ltd.	14,500	273,940
Kanto Denka Kogyo Co., Ltd.	9,100	64,519
Kao Corp.	43,600	3,537,867
Kappa Create Co., Ltd.	7,600	93,642
Katakura Industries Co., Ltd.	5,600	54,689
Katitas Co., Ltd.	3,800	60,424
Kato Sangyo Co., Ltd.	2,100	65,778
Kawasaki Heavy Industries, Ltd.	15,500	222,124
Kawasaki Kisen Kaisha, Ltd. (b)	6,700	49,604
KDDI Corp.	159,800	4,701,464
Keihan Holdings Co., Ltd.	8,400	371,116
Keihanshin Building Co., Ltd.	6,200	76,322
Keihin Corp.	2,900	67,572
Keikyu Corp. (c)	19,100	320,066
Keio Corp.	9,400	552,703
Keisei Electric Railway Co., Ltd.	10,900	313,734
Keiyo Co., Ltd.	15,400	70,091
Kenedix Office Investment Corp. REIT	44	232,071
Kenedix Residential Next Investment Corp. REIT	73	113,763
Kenedix Retail REIT Corp.	49	69,320
Kenedix, Inc.	15,700	59,348
Kenko Mayonnaise Co., Ltd.	3,000	56,190
Kewpie Corp.	8,100	161,474
Key Coffee, Inc.	8,000	169,541
Keyence Corp.	16,500	5,283,824
KH Neochem Co., Ltd. (c)	3,300	46,170
Kikkoman Corp. (c)	12,000	506,767
Kinden Corp.	11,400	167,076
Kintetsu Group Holdings Co., Ltd.	15,500	714,516
Kirin Holdings Co., Ltd.	72,200	1,420,288
Kisoji Co., Ltd. (c)	6,300	139,284
Security Description	Shares	Value
Kiyo Bank, Ltd.	5,000	$73,557
KNT-CT Holdings Co., Ltd. (b)(c)	4,900	32,614
Kobayashi Pharmaceutical Co., Ltd.	4,600	423,901
Kobe Bussan Co., Ltd. (c)	4,700	183,977
Kobe Steel, Ltd.	35,800	109,672
Koei Tecmo Holdings Co., Ltd.	4,300	110,130
Koito Manufacturing Co., Ltd.	9,500	318,110
Kokuyo Co., Ltd.	8,000	110,937
Komatsu, Ltd.	84,000	1,353,992
KOMEDA Holdings Co., Ltd.	4,200	64,431
Konami Holdings Corp. (c)	7,700	235,238
Konica Minolta, Inc.	34,900	140,047
Konishi Co., Ltd.	5,200	68,468
Konoike Transport Co., Ltd.	4,700	49,932
Kose Corp.	3,100	382,071
Koshidaka Holdings Co., Ltd.	4,300	14,508
Kotobuki Spirits Co., Ltd.	1,400	62,628
Kourakuen Holdings Corp.	1,800	22,510
K's Holdings Corp.	11,700	110,123
Kubota Corp.	90,100	1,141,421
Kumagai Gumi Co., Ltd.	3,200	73,358
Kumiai Chemical Industry Co., Ltd. (c)	7,900	60,556
Kurabo Industries, Ltd.	1,400	33,241
Kuraray Co., Ltd.	26,200	262,559
Kureha Corp.	1,200	48,465
Kurita Water Industries, Ltd.	9,500	217,084
Kusuri no Aoki Holdings Co., Ltd.	1,400	116,131
KYB Corp. (b)	1,600	30,395
Kyocera Corp.	29,000	1,704,495
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	62,817
Kyokuto Securities Co., Ltd.	8,600	46,223
KYORIN Holdings, Inc.	6,100	124,069
Kyoritsu Maintenance Co., Ltd.	1,600	35,067
Kyowa Exeo Corp. (c)	10,400	229,705
Kyowa Kirin Co., Ltd.	20,800	463,018
Kyudenko Corp.	3,500	93,924
Kyushu Electric Power Co., Inc.	33,000	263,614
Kyushu Financial Group, Inc.	27,600	104,671
Kyushu Railway Co. (c)	13,600	389,110
LaSalle Logiport REIT	93	125,563
Lasertec Corp.	6,500	300,202
Lawson, Inc.	4,300	235,086
LEC, Inc. (c)	7,500	74,428
Leopalace21 Corp. (b)	27,000	65,967
LIFULL Co., Ltd. (c)	11,100	31,013
LINE Corp. (b)	4,900	235,631
Lintec Corp.	3,800	79,212
Lion Corp.	18,400	390,841
LIXIL Group Corp.	20,900	256,487
LIXIL VIVA Corp.	4,700	79,436
M&A Capital Partners Co., Ltd. (b)	1,300	30,835

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
M3, Inc. (c)	40,100	$1,178,124
Mabuchi Motor Co., Ltd.	4,900	144,803
Maeda Corp.	19,500	142,652
Maeda Kosen Co., Ltd.	1,800	33,867
Maeda Road Construction Co., Ltd.	3,500	65,068
Makino Milling Machine Co., Ltd.	2,000	52,150
Makita Corp.	20,300	616,759
Mandom Corp.	3,500	66,617
Mani, Inc.	4,700	114,813
Mars Group Holdings Corp.	3,900	61,678
Marubeni Corp.	142,200	702,936
Marudai Food Co., Ltd.	4,400	79,110
Maruha Nichiro Corp.	6,800	141,333
Marui Group Co., Ltd.	16,400	273,259
Maruichi Steel Tube, Ltd. (c)	5,100	121,659
Maruwa Co., Ltd.	1,000	60,289
Maruwa Unyu Kikan Co., Ltd.	2,700	60,597
Maruzen Showa Unyu Co., Ltd.	2,600	56,959
Marvelous, Inc.	9,200	45,379
Matsui Securities Co., Ltd.	13,000	94,930
Matsumotokiyoshi Holdings Co., Ltd.	6,700	243,265
Matsuya Co., Ltd. (c)	8,800	49,474
Matsuyafoods Holdings Co., Ltd.	2,200	79,805
Max Co., Ltd.	4,200	63,840
Mazda Motor Corp.	51,400	270,355
McDonald's Holdings Co. Japan, Ltd.	6,300	283,010
MCJ Co., Ltd.	5,700	31,194
MCUBS MidCity Investment Corp. REIT	131	92,458
Mebuki Financial Group, Inc.	86,200	174,145
Medical Data Vision Co., Ltd. (b)	10,000	60,557
Medipal Holdings Corp.	18,600	346,174
Megmilk Snow Brand Co., Ltd.	3,800	85,970
Meidensha Corp.	4,000	59,340
MEIJI Holdings Co., Ltd.	10,300	727,014
Meiko Network Japan Co., Ltd.	10,500	73,629
Meitec Corp.	2,300	90,847
Menicon Co., Ltd.	2,000	88,885
Mercari, Inc. (b)(c)	7,400	143,143
METAWATER Co., Ltd.	2,100	74,567
Micronics Japan Co., Ltd. (c)	8,600	61,428
Mie Kotsu Group Holdings, Inc.	19,400	90,844
Milbon Co., Ltd.	1,300	65,202
Mimasu Semiconductor Industry Co., Ltd.	4,300	69,473
MINEBEA MITSUMI, Inc.	29,500	433,993
Ministop Co., Ltd. (c)	11,400	153,176
Miraca Holdings, Inc.	4,100	86,055
Mirai Corp. REIT	175	59,232
Mirait Holdings Corp.	6,900	85,323
Miroku Jyoho Service Co., Ltd.	2,500	54,790
Security Description	Shares	Value
MISUMI Group, Inc.	24,500	$527,847
Mitsubishi Chemical Holdings Corp.	114,000	674,239
Mitsubishi Corp.	122,300	2,576,614
Mitsubishi Electric Corp.	165,100	2,008,863
Mitsubishi Estate Co., Ltd.	107,500	1,581,359
Mitsubishi Estate Logistics REIT Investment Corp.	37	121,462
Mitsubishi Gas Chemical Co., Inc.	16,900	181,639
Mitsubishi Heavy Industries, Ltd.	29,000	727,945
Mitsubishi Logistics Corp. (c)	6,900	138,347
Mitsubishi Materials Corp.	11,800	240,268
Mitsubishi Motors Corp. (c)	64,600	181,289
Mitsubishi Shokuhin Co., Ltd.	1,300	33,150
Mitsubishi UFJ Financial Group, Inc.	1,112,700	4,146,643
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,900	199,400
Mitsuboshi Belting, Ltd.	4,200	46,707
Mitsui & Co., Ltd.	149,800	2,071,494
Mitsui Chemicals, Inc.	18,500	346,823
Mitsui E&S Holdings Co., Ltd. (b)	6,500	31,094
Mitsui Fudosan Co., Ltd.	80,100	1,381,384
Mitsui Fudosan Logistics Park, Inc. REIT	29	122,189
Mitsui Mining & Smelting Co., Ltd. (c)	3,300	54,582
Mitsui OSK Lines, Ltd.	10,800	172,414
Mitsui-Soko Holdings Co., Ltd.	2,000	25,676
Mitsuuroko Group Holdings Co., Ltd. (c)	3,800	39,583
Miura Co., Ltd.	7,700	271,202
Mixi, Inc.	3,900	56,490
Miyazaki Bank, Ltd.	3,100	67,984
Mizuho Financial Group, Inc.	2,182,100	2,493,506
Mizuno Corp.	3,400	58,473
Mochida Pharmaceutical Co., Ltd.	3,500	134,641
Money Forward, Inc. (b)	2,200	83,825
Monogatari Corp	700	40,117
MonotaRO Co., Ltd.	11,400	300,004
Mori Hills REIT Investment Corp.	153	203,795
Mori Trust Hotel Reit, Inc.	98	74,420
Mori Trust Sogo Reit, Inc.	90	108,729
Morinaga & Co., Ltd.	3,400	138,630
Morinaga Milk Industry Co., Ltd.	3,200	122,938
Morita Holdings Corp.	4,400	67,090
MOS Food Services, Inc. (c)	3,100	71,568
MS&AD Insurance Group Holdings, Inc.	42,900	1,192,190
MTI, Ltd.	10,500	52,611
Murata Manufacturing Co., Ltd.	52,000	2,574,868

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Musashino Bank, Ltd.	2,300	$29,036
Nabtesco Corp.	9,700	221,001
Nachi-Fujikoshi Corp.	1,200	31,986
Nagaileben Co., Ltd.	3,300	80,597
Nagase & Co., Ltd.	8,100	94,820
Nagoya Railroad Co., Ltd.	15,500	434,057
Nakanishi, Inc.	4,700	62,002
Nankai Electric Railway Co., Ltd. (c)	7,900	178,741
Nanto Bank, Ltd.	3,100	63,596
NEC Capital Solutions, Ltd.	3,800	64,322
NEC Corp.	21,900	794,273
NEC Networks & System Integration Corp.	2,000	80,749
NET One Systems Co., Ltd. (c)	5,300	109,841
Nexon Co., Ltd.	42,500	691,719
Nextage Co., Ltd.	6,800	44,072
NGK Insulators, Ltd.	22,700	294,260
NGK Spark Plug Co., Ltd.	14,900	208,027
NH Foods, Ltd.	7,700	266,897
NHK Spring Co., Ltd.	28,100	182,564
Nichias Corp.	4,100	75,776
Nichiban Co., Ltd.	4,600	63,295
Nichiden Corp.	3,800	74,363
Nichiha Corp.	2,600	48,932
NichiiGakkan Co., Ltd.	4,200	39,874
Nichirei Corp.	8,300	232,779
Nidec Corp.	40,400	2,073,701
Nifco, Inc.	6,600	117,751
Nihon Chouzai Co., Ltd.	4,000	61,007
Nihon Kohden Corp.	7,200	270,827
Nihon M&A Center, Inc.	10,800	292,976
Nihon Nohyaku Co., Ltd.	15,600	59,928
Nihon Parkerizing Co., Ltd.	12,300	126,371
Nihon Trim Co., Ltd.	1,800	47,062
Nihon Unisys, Ltd.	6,600	175,342
Nikkiso Co., Ltd.	4,200	30,863
Nikkon Holdings Co., Ltd.	4,900	95,157
Nikon Corp.	25,700	234,942
Nintendo Co., Ltd.	10,100	3,909,765
Nippo Corp.	4,300	94,047
Nippon Accommodations Fund, Inc. REIT	39	211,343
Nippon Building Fund, Inc. REIT	119	797,318
Nippon Ceramic Co., Ltd.	2,800	47,433
Nippon Densetsu Kogyo Co., Ltd.	3,100	59,972
Nippon Electric Glass Co., Ltd.	7,500	99,480
Nippon Express Co., Ltd.	6,400	310,941
Nippon Flour Mills Co., Ltd.	3,900	60,666
Nippon Gas Co., Ltd.	2,500	82,136
Nippon Kanzai Co., Ltd.	4,000	65,396
Nippon Kayaku Co., Ltd.	13,800	126,296
Nippon Koei Co., Ltd.	2,400	64,989
Nippon Light Metal Holdings Co., Ltd.	145,000	224,863
Security Description	Shares	Value
Nippon Paint Holdings Co., Ltd.	12,900	$668,799
Nippon Paper Industries Co., Ltd. (c)	5,100	72,223
Nippon Parking Development Co., Ltd.	44,800	55,550
Nippon Prologis REIT, Inc.	173	433,550
NIPPON REIT Investment Corp.	38	112,085
Nippon Road Co., Ltd.	1,200	75,776
Nippon Sharyo, Ltd. (b)	2,900	72,915
Nippon Shinyaku Co., Ltd.	4,400	343,176
Nippon Shokubai Co., Ltd. (c)	3,200	145,477
Nippon Signal Co., Ltd.	6,300	61,109
Nippon Steel Corp.	79,500	674,983
Nippon Suisan Kaisha, Ltd.	14,200	62,241
Nippon Telegraph & Telephone Corp.	116,400	2,772,805
Nippon Thompson Co., Ltd.	17,300	58,120
Nippon Yusen KK	17,500	205,881
Nipro Corp.	16,000	187,457
Nishimatsu Construction Co., Ltd.	4,300	81,771
Nishimatsuya Chain Co., Ltd.	9,000	61,849
Nishimoto Co., Ltd.	2,200	40,928
Nishi-Nippon Financial Holdings, Inc.	11,300	63,137
Nishi-Nippon Railroad Co., Ltd. (c)	7,200	176,096
Nishio Rent All Co., Ltd.	2,900	60,356
Nissan Chemical Corp.	10,900	393,196
Nissan Motor Co., Ltd.	219,500	731,458
Nisshin Oillio Group, Ltd.	2,200	73,745
Nisshin Seifun Group, Inc.	16,400	272,500
Nisshinbo Holdings, Inc.	12,900	85,058
Nissin Corp.	4,900	71,706
Nissin Foods Holdings Co., Ltd.	5,400	446,344
Nissin Kogyo Co., Ltd.	2,200	44,690
Nitori Holdings Co., Ltd.	7,100	955,678
Nitta Corp.	1,700	32,846
Nitto Boseki Co., Ltd. (c)	2,300	100,404
Nitto Denko Corp.	14,400	637,086
Nitto Kogyo Corp.	3,700	58,529
Nittoku Co., Ltd.	2,600	65,975
Noevir Holdings Co., Ltd.	1,400	70,915
NOF Corp.	6,100	191,863
Nohmi Bosai, Ltd.	1,800	33,076
NOK Corp.	14,600	159,267
Nomura Co., Ltd.	5,300	39,957
Nomura Holdings, Inc.	297,200	1,249,218
Nomura Real Estate Holdings, Inc.	11,300	182,114
Nomura Real Estate Master Fund, Inc. REIT	354	448,466
Nomura Research Institute, Ltd.	30,700	645,885
Noritz Corp.	6,800	73,843
NS Solutions Corp.	3,800	91,932
NSD Co., Ltd.	4,800	63,718

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NSK, Ltd.	38,700	$245,352
NTN Corp.	36,100	62,133
NTT Data Corp.	54,500	519,626
NTT DOCOMO, Inc.	120,700	3,759,625
Obayashi Corp.	57,200	483,439
OBIC Business Consultants Co., Ltd. (c)	2,000	80,870
Obic Co., Ltd.	5,600	726,716
Odakyu Electric Railway Co., Ltd.	24,600	538,095
Ogaki Kyoritsu Bank, Ltd.	3,000	59,999
Ohsho Food Service Corp.	1,200	63,898
Oiles Corp.	4,900	61,404
Oisix ra daichi, Inc. (b)	400	5,449
Oita Bank, Ltd.	2,700	47,339
Oji Holdings Corp.	74,500	394,477
Okabe Co., Ltd.	8,900	59,186
Okamoto Industries, Inc.	1,900	67,667
Oki Electric Industry Co., Ltd.	5,300	49,347
Okinawa Electric Power Co., Inc.	4,700	85,690
OKUMA Corp.	2,300	73,461
Okumura Corp.	2,700	55,603
Okuwa Co., Ltd.	6,200	98,946
Olympus Corp.	105,400	1,513,319
Omron Corp.	16,800	865,145
One REIT, Inc.	31	69,947
Ono Pharmaceutical Co., Ltd.	33,600	769,067
Open House Co., Ltd.	4,400	90,179
Optex Group Co., Ltd. (c)	4,700	43,014
Optorun Co., Ltd.	2,400	56,282
Oracle Corp. Japan	2,900	251,939
Organo Corp.	1,500	75,556
Oriental Land Co., Ltd. (c)	18,100	2,301,387
ORIX Corp.	119,800	1,423,600
Orix JREIT, Inc.	224	293,445
Osaka Gas Co., Ltd.	33,900	634,026
Osaka Soda Co., Ltd. (c)	2,700	63,684
Osaki Electric Co., Ltd.	12,500	61,327
OSG Corp.	6,600	87,169
OSJB Holdings Corp.	38,400	84,473
Otsuka Corp.	8,900	377,900
Otsuka Holdings Co., Ltd.	34,500	1,340,772
Outsourcing, Inc.	8,200	35,273
Oyo Corp.	6,900	77,693
Pacific Industrial Co., Ltd.	3,700	31,886
Pack Corp.	2,300	76,344
PAL GROUP Holdings Co., Ltd.	4,400	53,233
PALTAC Corp.	2,900	143,054
Pan Pacific International Holdings Corp.	39,500	745,044
Panasonic Corp.	201,300	1,517,852
Paramount Bed Holdings Co., Ltd.	1,800	74,108
Park24 Co., Ltd.	10,500	154,171
Pasona Group, Inc. (c)	4,800	37,906
Security Description	Shares	Value
Penta-Ocean Construction Co., Ltd.	27,600	$143,934
Pepper Food Service Co., Ltd. (c)	2,300	9,247
PeptiDream, Inc. (b)	7,200	249,627
Persol Holdings Co., Ltd.	17,000	169,426
Pigeon Corp.	9,100	347,008
Pilot Corp.	2,400	79,124
Piolax, Inc.	2,400	33,309
PKSHA Technology, Inc. (b)(c)	1,700	24,340
Plenus Co., Ltd. (c)	4,100	69,833
Pola Orbis Holdings, Inc.	9,700	177,619
Premier Investment Corp. REIT	96	105,808
Pressance Corp. (c)	4,300	37,690
Prestige International, Inc.	8,800	66,890
Proto Corp.	3,000	23,716
Raiznext Corp.	6,900	77,428
Raksul, Inc. (b)	2,100	45,148
Rakus Co., Ltd.	4,800	70,835
Rakuten, Inc.	79,500	596,967
Raysum Co., Ltd.	6,800	41,412
Recruit Holdings Co., Ltd.	122,700	3,156,872
Relia, Inc.	5,700	54,970
Relo Group, Inc.	10,800	224,764
Renaissance, Inc.	5,300	48,985
Renesas Electronics Corp. (b)	59,800	211,865
Rengo Co., Ltd.	9,900	76,648
Resona Holdings, Inc.	175,500	524,107
Resorttrust, Inc.	7,400	71,984
Retail Partners Co., Ltd.	8,600	50,219
Rheon Automatic Machinery Co., Ltd.	4,900	53,309
Ricoh Co., Ltd.	61,000	443,604
Ricoh Leasing Co., Ltd.	1,200	31,372
Riken Keiki Co., Ltd.	3,700	69,252
Riken Vitamin Co., Ltd.	4,400	89,017
Ringer Hut Co., Ltd.	4,000	76,402
Rinnai Corp.	2,600	182,545
Riso Kagaku Corp.	1,800	27,053
Riso Kyoiku Co., Ltd.	12,100	31,942
Rock Field Co., Ltd. (c)	6,900	93,374
Rohm Co., Ltd.	8,100	437,934
Rohto Pharmaceutical Co., Ltd.	7,300	198,657
Roland DG Corp.	4,200	45,046
Round One Corp.	4,900	25,383
Ryohin Keikaku Co., Ltd.	18,500	204,911
Ryosan Co., Ltd.	2,800	61,351
Ryoyo Electro Corp. (c)	4,900	92,932
S Foods, Inc.	1,500	30,862
Saizeriya Co., Ltd.	2,700	50,739
Sakai Chemical Industry Co., Ltd.	3,000	49,369
Sakai Moving Service Co., Ltd.	1,200	63,322
Sakata INX Corp.	6,900	57,491
Sakata Seed Corp.	2,600	78,567
SAMTY Co., Ltd.	4,100	45,251

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Samty Residential Investment Corp. REIT	80	$62,579
San ju San Financial Group, Inc.	5,200	71,562
San-A Co., Ltd.	1,500	62,153
San-Ai Oil Co., Ltd.	7,300	75,375
SanBio Co., Ltd. (b)(c)	2,600	27,699
Sangetsu Corp.	5,700	84,031
San-In Godo Bank, Ltd.	12,800	64,146
Sanken Electric Co., Ltd.	3,300	63,686
Sankyo Co., Ltd.	3,800	109,763
Sankyo Tateyama, Inc.	6,600	62,710
Sankyu, Inc.	4,900	181,847
Sanrio Co., Ltd.	4,400	58,123
Sanshin Electronics Co., Ltd.	5,100	65,613
Santen Pharmaceutical Co., Ltd.	31,000	529,895
Sanwa Holdings Corp.	17,000	131,496
Sapporo Holdings, Ltd.	2,700	49,462
Sato Holdings Corp.	2,600	50,520
Sawai Pharmaceutical Co., Ltd.	2,900	154,766
SBI Holdings, Inc.	19,900	288,795
SBS Holdings, Inc.	4,500	72,368
SCREEN Holdings Co., Ltd. (c)	2,500	91,130
SCSK Corp.	4,000	176,263
Secom Co., Ltd.	19,000	1,565,196
Sega Sammy Holdings, Inc.	18,200	219,928
Seibu Holdings, Inc.	17,600	193,236
Seiko Epson Corp. (c)	23,200	248,706
Seino Holdings Co., Ltd.	12,900	139,497
Sekisui Chemical Co., Ltd.	30,700	402,833
Sekisui House Reit, Inc.	369	235,619
Sekisui House, Ltd.	56,200	923,160
Sekisui Jushi Corp.	3,600	65,363
Sekisui Plastics Co., Ltd.	10,300	53,007
Senko Group Holdings Co., Ltd.	8,900	68,577
Senshu Ikeda Holdings, Inc.	18,200	27,329
Seria Co., Ltd.	3,600	103,704
Seven & i Holdings Co., Ltd.	68,200	2,243,326
Seven Bank, Ltd.	72,000	185,079
SG Holdings Co., Ltd.	11,600	275,194
Sharp Corp. (c)	16,900	174,732
Shibuya Corp.	1,200	28,004
SHIFT, Inc. (b)	1,300	83,814
Shiga Bank, Ltd. (c)	4,200	99,038
Shikoku Bank, Ltd.	8,000	62,839
Shikoku Chemicals Corp.	6,600	59,886
Shikoku Electric Power Co., Inc.	8,500	66,779
Shima Seiki Manufacturing, Ltd.	2,400	31,346
Shimachu Co., Ltd.	6,000	146,903
Shimadzu Corp.	20,100	522,485
Shimamura Co., Ltd.	2,300	138,444
Shimano, Inc.	6,500	923,294
Shimizu Corp.	51,800	401,494
Shin-Etsu Chemical Co., Ltd.	32,000	3,132,663
Shin-Etsu Polymer Co., Ltd.	10,100	78,377
Shinko Electric Industries Co., Ltd.	6,100	57,867
Security Description	Shares	Value
Shinsei Bank, Ltd. (b)	14,900	$196,561
Shionogi & Co., Ltd.	23,900	1,172,612
Ship Healthcare Holdings, Inc.	3,700	150,420
Shiseido Co., Ltd.	36,400	2,130,796
Shizuoka Bank, Ltd.	39,800	240,691
Shizuoka Gas Co., Ltd.	8,100	65,168
SHO-BOND Holdings Co., Ltd.	4,400	173,288
Shochiku Co., Ltd.	900	100,360
Shoei Co., Ltd.	3,200	66,575
Shoei Foods Corp.	2,300	83,568
Showa Corp.	3,400	70,594
Showa Denko KK	11,800	241,126
Showa Sangyo Co., Ltd.	2,400	71,146
Sinko Industries, Ltd.	3,500	44,661
Sintokogio, Ltd.	7,900	54,207
Skylark Holdings Co., Ltd. (c)	17,100	252,497
SMC Corp.	5,200	2,171,383
SMS Co., Ltd.	5,500	105,649
Sodick Co., Ltd.	9,700	57,479
Softbank Corp. (c)	151,600	1,923,491
SoftBank Group Corp.	141,800	5,000,062
Sogo Medical Holdings Co., Ltd.	4,400	103,161
Sohgo Security Services Co., Ltd.	6,100	294,910
Sojitz Corp.	96,600	225,591
Solasto Corp.	6,300	58,217
Sompo Holdings, Inc.	29,200	896,473
Sony Corp.	115,100	6,790,624
Sony Financial Holdings, Inc.	13,000	217,423
Sosei Group Corp. (b)	6,100	72,257
Sotetsu Holdings, Inc.	6,500	165,946
S-Pool, Inc.	7,200	36,349
Square Enix Holdings Co., Ltd.	7,300	324,833
St Marc Holdings Co., Ltd.	4,800	76,673
Stanley Electric Co., Ltd.	13,000	254,156
Star Asia Investment Corp. REIT (c)	82	64,722
Star Micronics Co., Ltd.	4,800	47,851
Starts Corp., Inc.	2,800	51,679
Starts Proceed Investment Corp. REIT	62	102,659
Starzen Co., Ltd.	1,700	69,590
Stella Chemifa Corp.	2,900	64,030
Strike Co., Ltd.	1,300	41,973
Studio Alice Co., Ltd.	4,800	65,398
Subaru Corp.	53,600	1,020,487
Sugi Holdings Co., Ltd.	3,500	186,676
SUMCO Corp.	23,600	298,687
Sumitomo Bakelite Co., Ltd.	1,800	37,712
Sumitomo Chemical Co., Ltd.	135,600	399,028
Sumitomo Corp.	103,800	1,179,045
Sumitomo Dainippon Pharma Co., Ltd.	13,200	170,672
Sumitomo Electric Industries, Ltd.	69,400	722,202
Sumitomo Forestry Co., Ltd.	11,300	143,698

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sumitomo Heavy Industries, Ltd.	9,500	$169,292
Sumitomo Metal Mining Co., Ltd.	18,800	382,826
Sumitomo Mitsui Construction Co., Ltd.	14,000	61,312
Sumitomo Mitsui Financial Group, Inc.	118,000	2,855,201
Sumitomo Mitsui Trust Holdings, Inc.	27,200	778,348
Sumitomo Osaka Cement Co., Ltd.	2,900	86,003
Sumitomo Realty & Development Co., Ltd.	29,700	722,321
Sumitomo Rubber Industries, Ltd.	21,500	201,141
Sumitomo Seika Chemicals Co., Ltd.	2,400	58,558
Sumitomo Warehouse Co., Ltd.	5,100	55,403
Sun Frontier Fudousan Co., Ltd. (c)	5,800	43,708
Sundrug Co., Ltd.	5,600	178,733
Suntory Beverage & Food, Ltd.	12,600	474,244
Suruga Bank, Ltd. (c)	13,500	43,980
Sushiro Global Holdings, Ltd.	7,600	110,971
Suzuken Co., Ltd.	6,100	220,742
Suzuki Motor Corp.	32,300	766,039
Sysmex Corp.	14,500	1,045,256
Systena Corp.	4,700	63,261
T Hasegawa Co., Ltd.	4,000	75,043
T&D Holdings, Inc.	45,100	364,153
Tadano, Ltd.	8,800	62,568
Taihei Dengyo Kaisha, Ltd.	3,100	65,720
Taiheiyo Cement Corp.	9,100	154,385
Taikisha, Ltd.	3,300	94,522
Taisei Corp.	19,500	592,343
Taisho Pharmaceutical Holdings Co., Ltd.	3,800	232,312
Taiyo Holdings Co., Ltd.	1,600	59,611
Taiyo Nippon Sanso Corp.	10,600	156,224
Taiyo Yuden Co., Ltd. (c)	9,200	239,273
Takamatsu Construction Group Co., Ltd.	1,300	27,730
Takara Bio, Inc.	5,600	115,131
Takara Holdings, Inc. (c)	10,300	76,623
Takara Leben Co., Ltd.	21,500	68,888
Takara Leben Real Estate Investment Corp. REIT	85	63,051
Takasago International Corp.	2,900	53,716
Takasago Thermal Engineering Co., Ltd.	4,000	60,921
Takashimaya Co., Ltd.	14,800	132,316
Takeda Pharmaceutical Co., Ltd.	135,438	4,107,403
Takuma Co., Ltd.	6,200	68,196
Tamron Co., Ltd.	2,900	48,419
Tamura Corp.	13,300	48,093
Tanseisha Co., Ltd.	6,300	42,176
Security Description	Shares	Value
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	$80,480
Tayca Corp. (c)	3,800	50,091
TDK Corp.	11,800	903,678
TechMatrix Corp.	1,600	32,452
TechnoPro Holdings, Inc.	2,400	111,563
Teijin, Ltd.	18,900	318,420
Teikoku Sen-I Co., Ltd. (c)	4,100	79,201
Tekken Corp.	3,100	66,878
Tenma Corp.	3,800	56,262
Terumo Corp.	58,400	1,992,894
T-Gaia Corp.	1,700	32,016
THK Co., Ltd.	10,300	206,704
TIS, Inc.	19,500	322,097
TKC Corp.	1,500	67,076
Toagosei Co., Ltd.	9,600	82,776
Tobu Railway Co., Ltd.	16,100	559,443
TOC Co., Ltd. (c)	8,700	47,032
Tocalo Co., Ltd.	8,100	75,469
Toda Corp. (c)	27,100	155,783
Toei Animation Co., Ltd.	700	32,351
Toei Co., Ltd.	800	99,776
Toho Bank, Ltd.	30,200	75,164
Toho Co., Ltd.	9,200	280,185
Toho Gas Co., Ltd.	6,000	269,407
Toho Holdings Co., Ltd.	3,900	81,315
Tohoku Electric Power Co., Inc.	35,200	337,026
Tokai Carbon Co., Ltd.	16,500	134,744
TOKAI Holdings Corp.	8,800	75,750
Tokai Rika Co., Ltd.	4,700	57,873
Token Corp.	1,100	81,059
Tokio Marine Holdings, Inc.	57,800	2,634,078
Tokushu Tokai Paper Co., Ltd.	2,000	78,697
Tokuyama Corp.	5,100	97,440
Tokyo Century Corp. (c)	3,700	115,315
Tokyo Dome Corp.	7,300	48,634
Tokyo Electric Power Co. Holdings, Inc. (b)	124,800	432,417
Tokyo Electron, Ltd.	14,200	2,635,961
Tokyo Gas Co., Ltd.	32,700	767,449
Tokyo Kiraboshi Financial Group, Inc.	5,600	58,609
Tokyo Ohka Kogyo Co., Ltd.	2,200	83,211
Tokyo Seimitsu Co., Ltd.	2,400	67,283
Tokyo Steel Manufacturing Co., Ltd.	15,900	98,935
Tokyo Tatemono Co., Ltd.	22,600	238,418
Tokyu Corp.	45,200	707,463
Tokyu Fudosan Holdings Corp.	52,900	253,072
Tokyu REIT, Inc.	63	82,518
TOMONY Holdings, Inc.	28,300	93,398
Tomy Co., Ltd.	8,100	56,619
Tonami Holdings Co., Ltd.	1,700	75,911
Topcon Corp.	7,000	51,176
Toppan Forms Co., Ltd.	4,000	35,505
Toppan Printing Co., Ltd.	24,200	368,014

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Topre Corp.	2,800	$30,794
Toray Industries, Inc.	125,400	540,636
Tosei Corp.	5,700	48,780
Toshiba Corp.	38,100	831,762
Toshiba Machine Co., Ltd.	1,700	33,468
Toshiba TEC Corp.	2,300	71,841
Tosoh Corp.	27,200	306,165
TOTO, Ltd.	11,900	390,995
Towa Bank, Ltd.	9,500	54,903
Toyo Construction Co., Ltd.	16,800	67,162
Toyo Seikan Group Holdings, Ltd.	16,600	188,606
Toyo Suisan Kaisha, Ltd.	8,200	394,748
Toyo Tire Corp.	10,800	122,968
Toyobo Co., Ltd.	7,200	75,604
Toyoda Gosei Co., Ltd.	5,300	89,840
Toyota Boshoku Corp.	8,800	103,670
Toyota Industries Corp.	13,100	622,117
Toyota Motor Corp.	206,588	12,400,413
Toyota Tsusho Corp.	17,600	409,487
Trancom Co., Ltd.	1,300	84,460
Transcosmos, Inc. (b)	2,100	36,991
Trend Micro, Inc.	10,500	516,448
Tri Chemical Laboratories, Inc.	500	33,406
Trusco Nakayama Corp.	2,900	62,044
TS Tech Co., Ltd.	5,800	135,722
Tsubaki Nakashima Co., Ltd.	4,800	29,701
Tsukishima Kikai Co., Ltd.	5,200	63,848
Tsukui Corp.	17,600	66,671
Tsumura & Co.	6,000	152,392
Tsuruha Holdings, Inc.	3,300	433,364
Tsurumi Manufacturing Co., Ltd.	1,400	24,873
TV Asahi Holdings Corp.	1,900	28,681
Ube Industries, Ltd.	7,800	118,513
UKC Holdings Corp. (c)	4,300	59,234
Ulvac, Inc.	2,100	49,522
Unicharm Corp.	36,700	1,368,350
Union Tool Co.	2,400	55,892
Unipres Corp.	3,300	29,196
United Arrows, Ltd.	2,300	34,452
United Urban Investment Corp. REIT	243	242,144
Universal Entertainment Corp.	2,100	31,491
Unizo Holdings Co., Ltd. (b)	2,000	110,602
Ushio, Inc.	13,700	129,858
USS Co., Ltd.	18,800	256,768
UT Group Co., Ltd. (b)	3,200	32,408
UUUM, Inc. (b)	1,500	28,330
Valqua, Ltd.	4,600	73,978
ValueCommerce Co., Ltd.	1,500	24,525
Vector, Inc. (b)(c)	3,200	19,162
Vision, Inc. (b)(c)	2,300	14,178
Vital KSK Holdings, Inc. (c)	7,300	73,819
VT Holdings Co., Ltd.	20,000	53,924
Wacoal Holdings Corp.	7,800	168,133
Security Description	Shares	Value
Wakita & Co., Ltd.	7,000	$63,396
Warabeya Nichiyo Holdings Co., Ltd.	5,500	88,732
WATAMI Co., Ltd. (c)	10,500	90,382
WDB Holdings Co., Ltd. (c)	2,600	50,348
Welcia Holdings Co., Ltd.	4,500	314,714
West Japan Railway Co.	14,700	1,001,401
World Co., Ltd.	3,100	42,887
Xebio Holdings Co., Ltd.	7,300	59,857
Yakult Honsha Co., Ltd.	9,900	580,886
YAKUODO Holdings Co., Ltd.	3,100	68,992
YAMABIKO Corp.	6,300	46,834
YAMADA Consulting Group Co., Ltd. (c)	4,400	38,568
Yamada Denki Co., Ltd.	59,400	235,649
Yamagata Bank, Ltd.	5,300	64,788
Yamaguchi Financial Group, Inc.	16,300	91,540
Yamaha Corp.	12,400	478,653
Yamaha Motor Co., Ltd.	23,700	283,856
Yamanashi Chuo Bank, Ltd.	7,300	49,416
Yamashin-Filter Corp. (c)	8,400	54,903
Yamato Holdings Co., Ltd.	25,400	395,195
Yamato Kogyo Co., Ltd.	7,700	131,357
Yamazaki Baking Co., Ltd.	11,200	232,509
Yamazen Corp.	8,300	68,512
Yaoko Co., Ltd.	1,700	104,641
Yaskawa Electric Corp.	21,700	587,687
Yellow Hat, Ltd.	4,700	64,892
Yodogawa Steel Works, Ltd.	1,700	27,545
Yokogawa Electric Corp.	19,200	228,770
Yokohama Reito Co., Ltd.	11,000	93,691
Yokohama Rubber Co., Ltd.	10,800	133,355
Yokowo Co., Ltd.	1,700	33,870
Yomiuri Land Co., Ltd.	2,600	78,857
Yonex Co., Ltd. (c)	14,000	63,305
Yoshinoya Holdings Co., Ltd.	3,700	71,066
Yuasa Trading Co., Ltd.	3,200	83,850
Yumeshin Holdings Co., Ltd. (c)	8,100	42,238
Yushin Precision Equipment Co., Ltd.	8,100	50,070
Z Holdings Corp.	237,300	753,536
Zenkoku Hosho Co., Ltd.	4,700	147,291
Zensho Holdings Co., Ltd. (c)	8,400	159,287
Zeon Corp.	5,900	43,990
ZIGExN Co., Ltd. (c)	13,400	32,462
Zojirushi Corp. (c)	5,000	67,924
ZOZO, Inc.	8,300	110,954
		326,284,529
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	13,975	350,813
KAZAKHSTAN — 0.0% (a)
KAZ Minerals PLC (c)	18,265	79,072

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LIECHTENSTEIN — 0.0% (a)
Liechtensteinische Landesbank AG	1,120	$61,956
VP Bank AG	299	38,054
		100,010
LUXEMBOURG — 0.1%
APERAM SA	4,543	95,587
ArcelorMittal SA (c)	65,357	613,839
Eurofins Scientific SE	1,028	499,094
Millicom International Cellular SA SDR	10,056	278,964
Reinet Investments SCA	15,345	244,672
SES SA	32,952	192,321
Solutions 30 SE (b)(c)	7,448	56,008
Tenaris SA	37,542	225,324
		2,205,809
MACAU — 0.0% (a)
Macau Legend Development, Ltd. (b)	509,000	57,789
Wynn Macau, Ltd.	164,400	246,611
		304,400
MALAYSIA — 0.5%
AirAsia Group Bhd	140,400	25,617
Alliance Bank Malaysia Bhd	140,600	61,584
AMMB Holdings Bhd	132,400	91,823
Axiata Group Bhd	190,711	144,688
Berjaya Corp. Bhd (b)	1,246,700	64,258
Berjaya Sports Toto Bhd	114,400	60,905
BerMaz Motor Sdn Bhd (b)	173,300	45,136
British American Tobacco Malaysia Bhd	23,500	55,787
Carlsberg Brewery Malaysia Bhd Class B	11,200	64,352
CIMB Group Holdings Bhd	359,848	299,446
Dialog Group Bhd	340,100	238,949
DiGi.Com Bhd	217,800	219,434
Eco World Development Group Bhd (b)	487,200	45,974
Fraser & Neave Holdings Bhd	17,600	126,631
Gamuda Bhd	130,759	85,584
Genting Bhd	190,200	164,512
Genting Malaysia Bhd	259,500	120,360
Genting Plantations Bhd	900	1,975
Globetronics Technology Bhd	140,900	52,608
HAP Seng Consolidated Bhd	66,200	117,093
Hartalega Holdings Bhd	138,200	219,566
Hengyuan Refining Co. Bhd (b)	67,000	38,092
Hibiscus Petroleum Bhd (b)	308,400	23,965
Hong Leong Bank Bhd	37,832	117,032
Hong Leong Financial Group Bhd	20,700	65,008
IGB Real Estate Investment Trust	237,700	87,754
IHH Healthcare Bhd	160,100	190,167
IJM Corp. Bhd	331,300	121,174
Security Description	Shares	Value
Inari Amertron Bhd	243,500	$69,106
IOI Corp. Bhd	149,800	138,101
Kuala Lumpur Kepong Bhd	43,969	213,218
Magnum Bhd	109,300	48,003
Malayan Banking Bhd	317,664	548,065
Malaysia Airports Holdings Bhd	66,124	66,061
Maxis Bhd	258,800	321,197
MISC Bhd	127,400	218,572
My EG Services Bhd	206,300	45,389
Nestle Malaysia Bhd	6,300	199,261
Pavilion Real Estate Investment Trust	207,000	76,018
Petronas Chemicals Group Bhd	170,900	199,329
Petronas Dagangan Bhd	22,600	111,516
Petronas Gas Bhd	53,600	190,284
PPB Group Bhd	44,280	167,892
Press Metal Aluminium Holdings Bhd	136,100	104,110
Public Bank Bhd	282,300	1,038,519
QL Resources Bhd	61,700	105,690
RHB Bank Bhd	128,959	140,321
Sime Darby Bhd	142,535	56,118
Sime Darby Plantation Bhd	213,335	243,932
Sime Darby Property Bhd	142,535	18,056
SKP Resources Bhd	271,300	48,562
SP Setia Bhd Group	134,214	22,823
Sunway Real Estate Investment Trust	264,700	97,771
Supermax Corp. Bhd	189,470	73,815
Telekom Malaysia Bhd	91,003	79,245
Tenaga Nasional Bhd	289,200	804,880
TIME dotCom Bhd	41,100	87,496
Top Glove Corp. Bhd	123,600	184,049
ViTrox Corp. Bhd	35,300	57,987
VS Industry Bhd	222,000	39,060
Westports Holdings Bhd	92,500	72,707
Yinson Holdings Bhd	43,900	48,376
YTL Corp. Bhd	36,408	6,080
		8,891,083
MALTA — 0.0% (a)
Kindred Group PLC SDR	18,874	69,044
MEXICO — 0.5%
Alfa SAB de CV Class A	273,600	74,642
Alsea SAB de CV (b)	45,700	29,572
America Movil SAB de CV Series L	3,060,300	1,832,847
Arca Continental SAB de CV	54,500	222,119
Banco del Bajio SA (f)	67,700	59,102
Bolsa Mexicana de Valores SAB de CV (c)	43,400	67,045
Cemex SAB de CV Series CPO (c)	1,325,364	278,527
Coca-Cola Femsa SAB de CV	62,500	254,830
Concentradora Fibra Danhos SA de CV REIT	25,800	21,380

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Concentradora Hipotecaria SAPI de CV REIT	34,500	$24,839
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	71,100	25,368
Corp. Inmobiliaria Vesta SAB de CV	55,600	65,011
El Puerto de Liverpool SAB de CV Series C1 (c)	24,300	53,625
Fibra Uno Administracion SA de CV REIT	285,800	226,479
Fomento Economico Mexicano SAB de CV	176,900	1,079,984
Genomma Lab Internacional SAB de CV Class B (b)	73,200	58,880
Gentera SAB de CV	114,600	44,259
Gruma SAB de CV Class B	24,445	189,304
Grupo Aeroportuario del Centro Norte SAB de CV	27,800	95,004
Grupo Aeroportuario del Pacifico SAB de CV Class B	30,700	166,709
Grupo Aeroportuario del Sureste SAB de CV Class B	17,620	167,763
Grupo Bimbo SAB de CV Class A (c)	137,100	201,507
Grupo Carso SAB de CV Series A1	41,500	82,384
Grupo Cementos de Chihuahua SAB de CV	16,800	50,094
Grupo Comercial Chedraui SA de CV	30,395	32,508
Grupo Financiero Banorte SAB de CV Series O	236,000	653,900
Grupo Financiero Inbursa SAB de CV Series O	190,100	138,082
Grupo Herdez SAB de CV	19,657	25,129
Grupo Mexico SAB de CV Class B	316,400	589,931
Grupo Televisa SAB Series CPO (c)	218,600	254,389
Industrias Penoles SAB de CV	12,650	85,134
Infraestructura Energetica Nova SAB de CV	45,800	141,875
Kimberly-Clark de Mexico SAB de CV Class A	138,600	212,220
La Comer SAB de CV (b)	43,700	42,770
Macquarie Mexico Real Estate Management SA de CV REIT (f)	51,200	42,995
Megacable Holdings SAB de CV	45,900	126,943
Nemak SAB de CV (f)	6,810	1,155
Orbia Advance Corp. SAB de CV	82,157	91,370
PLA Administradora Industrial S de RL de CV REIT	55,000	61,519
Prologis Property Mexico SA de CV REIT	47,614	72,560
Security Description	Shares	Value
Promotora y Operadora de Infraestructura SAB de CV	26,395	$179,111
Qualitas Controladora SAB de CV	17,900	46,491
Regional SAB de CV	21,200	56,472
Telesites SAB de CV (b)	129,400	84,229
Wal-Mart de Mexico SAB de CV	476,300	1,131,909
		9,441,966
NETHERLANDS — 2.8%
Aalberts NV	9,003	214,586
ABN AMRO Bank NV (f)	38,263	308,905
Accell Group NV	2,918	40,235
Adyen NV (b)(f)	947	800,727
Aegon NV	176,785	439,242
Akzo Nobel NV	19,000	1,243,203
Altice Europe NV (b)	57,747	221,731
AMG Advanced Metallurgical Group NV	2,837	40,773
Arcadis NV	6,545	104,776
Argenx SE (b)	3,846	503,662
ASM International NV	3,944	399,214
ASML Holding NV	38,952	10,215,720
ASR Nederland NV	12,754	319,036
Basic-Fit NV (b)(f)	5,317	88,452
BE Semiconductor Industries NV	8,196	249,732
Boskalis Westminster (c)	9,394	170,199
Brack Capital Properties NV (b)	593	48,369
Corbion NV	5,892	176,933
Eurocommercial Properties NV REIT	4,112	39,508
Euronext NV (f)	5,066	371,115
EXOR NV	9,861	505,624
Flow Traders (f)	2,816	84,336
ForFarmers NV	3,364	20,818
Fugro NV (b)	10,722	43,063
Heineken Holding NV	10,422	808,011
Heineken NV	24,080	2,033,054
IMCD NV	4,757	339,602
ING Groep NV	361,167	1,841,174
Intertrust NV (f)	7,353	92,083
Just Eat Takeaway (b)(c)(f)	4,413	332,014
Just Eat Takeaway (b)(f)	5,995	450,470
Kendrion NV	4,675	50,373
Koninklijke Ahold Delhaize NV	101,877	2,361,226
Koninklijke BAM Groep NV	23,957	33,440
Koninklijke DSM NV	16,869	1,887,853
Koninklijke KPN NV	341,013	811,324
Koninklijke Philips NV	83,455	3,408,892
Koninklijke Vopak NV	6,360	332,254
NIBC Holding NV (f)	2,669	20,354
NN Group NV	27,969	756,185
NSI NV REIT	1,602	64,048
NXP Semiconductors NV	25,954	2,152,365
OCI NV (b)(c)	7,624	90,641

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Pharming Group NV (b)(c)	79,859	$84,374
PostNL NV	37,836	47,631
Prosus NV (b)	44,952	3,114,785
Randstad NV	10,778	378,428
Royal Dutch Shell PLC Class A	383,416	6,649,815
Royal Dutch Shell PLC Class B	340,946	5,709,149
SBM Offshore NV	17,495	230,107
Shop Apotheke Europe NV (b)(f)	1,829	100,570
SIF Holding NV (c)	5,076	52,496
Signify NV (f)	12,767	246,160
TKH Group NV	3,680	101,603
TomTom NV	6,283	48,455
Vastned Retail NV REIT	2,401	40,086
Wereldhave NV REIT	3,096	22,659
Wolters Kluwer NV	24,696	1,739,130
		53,080,770
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)	65,007	659,802
Air New Zealand, Ltd.	39,625	19,730
Argosy Property, Ltd.	73,333	38,699
Auckland International Airport, Ltd.	69,639	206,165
Chorus, Ltd.	37,139	151,666
Contact Energy, Ltd.	48,333	163,439
Fisher & Paykel Healthcare Corp., Ltd.	50,107	904,992
Fletcher Building, Ltd.	64,807	134,012
Genesis Energy, Ltd.	43,952	65,052
Goodman Property Trust REIT	64,999	82,843
Infratil, Ltd.	59,377	136,882
Kiwi Property Group, Ltd.	146,941	81,411
Mercury NZ, Ltd.	43,480	108,162
Meridian Energy, Ltd.	133,930	317,575
Metlifecare, Ltd.	25,266	56,701
New Zealand Refining Co., Ltd.	46,675	21,559
Precinct Properties New Zealand, Ltd.	115,966	116,776
Pushpay Holdings, Ltd. (b)	35,356	70,386
Ryman Healthcare, Ltd.	36,039	217,199
SKY Network Television, Ltd. (b)	98,806	16,240
SKYCITY Entertainment Group, Ltd.	46,759	51,342
Spark New Zealand, Ltd.	169,068	408,817
Summerset Group Holdings, Ltd.	23,361	74,945
Synlait Milk, Ltd. (b)	12,214	44,451
Z Energy, Ltd.	34,119	58,069
		4,206,915
NORWAY — 0.4%
Aker ASA Class A	2,027	45,039
Aker BP ASA	8,518	105,782
Atea ASA	5,283	44,010
Austevoll Seafood ASA	8,295	58,444
Security Description	Shares	Value
Axactor SE (b)	31,604	$18,330
B2Holding ASA	14,628	5,008
Borregaard ASA	6,265	57,409
BW Energy, Ltd. (b)(c)	2,041	1,763
BW Offshore, Ltd. (b)	10,003	17,029
DNB ASA	87,390	963,913
DNO ASA (c)	50,331	13,733
Elkem ASA (f)	23,786	29,678
Entra ASA (f)	15,733	186,058
Equinor ASA	91,180	1,125,345
Europris ASA (f)	25,386	72,907
Fjordkraft Holding ASA (f)	8,055	51,855
Frontline, Ltd. (c)	6,937	68,023
Gjensidige Forsikring ASA	17,734	298,989
Golden Ocean Group, Ltd.	7,871	24,263
Grieg Seafood ASA	5,761	52,701
Hoegh LNG Holdings, Ltd.	15,159	15,265
Kongsberg Gruppen ASA	8,183	101,115
Kvaerner ASA (b)(c)	56,942	34,096
Leroy Seafood Group ASA	27,087	131,270
Mowi ASA	40,076	599,894
NEL ASA (b)	115,394	112,032
Nordic Semiconductor ASA (b)	12,998	56,790
Norsk Hydro ASA	122,287	261,045
Norway Royal Salmon ASA	1,189	23,647
Norwegian Finans Holding ASA (b)	13,593	54,212
Odfjell Drilling, Ltd. (b)	17,234	12,461
Orkla ASA	68,295	579,306
PGS ASA (b)	50,251	14,304
Protector Forsikring ASA (b)	9,425	21,343
Salmar ASA	5,837	191,188
Sbanken ASA (f)	8,291	39,742
Scatec Solar ASA (f)	6,250	77,559
Schibsted ASA Class B	7,902	141,523
Selvaag Bolig ASA	6,732	29,505
SpareBank 1 Nord Norge	9,611	47,544
SpareBank 1 Oestlandet	3,686	26,139
SpareBank 1 SMN	10,865	68,479
SpareBank 1 SR-Bank ASA	16,279	91,355
Storebrand ASA	73,126	288,692
Telenor ASA	65,045	941,214
TGS Nopec Geophysical Co. ASA	10,272	112,942
Tomra Systems ASA	11,314	312,789
Veidekke ASA	9,726	80,293
Yara International ASA	16,100	503,999
		8,210,022
PAKISTAN — 0.0% (a)
Bank Alfalah, Ltd.	325,000	62,129
Habib Bank, Ltd.	53,000	32,939
MCB Bank, Ltd.	39,200	34,892
Millat Tractors, Ltd.	5,850	19,165
Nishat Mills, Ltd.	114,900	40,501
Oil & Gas Development Co., Ltd.	90,100	41,563

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Pakistan Oilfields, Ltd.	24,150	$38,196
Pakistan State Oil Co., Ltd.	58,500	42,810
		312,195
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	18,300	133,407
Credicorp, Ltd.	6,400	915,648
Hochschild Mining PLC	31,281	40,805
Southern Copper Corp.	7,100	199,936
		1,289,796
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	180,220	132,990
Aboitiz Power Corp.	208,000	106,651
Alliance Global Group, Inc. (b)	450,900	61,716
Altus San Nicolas Corp. (b)	3,778	386
Ayala Corp.	25,640	234,437
Ayala Land, Inc.	724,500	427,531
Bank of the Philippine Islands	68,567	83,415
BDO Unibank, Inc.	193,893	391,952
Globe Telecom, Inc.	2,995	113,504
GT Capital Holdings, Inc.	6,657	53,117
International Container Terminal Services, Inc.	76,460	111,809
JG Summit Holdings, Inc.	250,410	256,953
Jollibee Foods Corp.	33,510	69,752
Manila Electric Co.	24,040	105,681
Megaworld Corp.	1,020,000	49,983
Metro Pacific Investments Corp.	974,000	46,267
Metropolitan Bank & Trust Co.	134,886	105,772
PLDT, Inc.	6,380	141,121
Robinsons Land Corp.	196,244	57,094
Security Bank Corp.	5,920	12,426
SM Investments Corp.	23,315	372,973
SM Prime Holdings, Inc.	982,300	545,514
Universal Robina Corp.	80,890	165,461
		3,646,505
POLAND — 0.2%
Alior Bank SA (b)	13,668	42,076
Asseco Poland SA	9,061	126,063
Bank Millennium SA (b)	64,815	49,797
Bank Polska Kasa Opieki SA	14,812	197,710
CCC SA	4,227	30,217
CD Projekt SA	5,333	365,792
Cyfrowy Polsat SA	22,810	130,155
Dino Polska SA (b)(f)	4,010	155,349
Grupa Lotos SA	7,458	92,699
Jastrzebska Spolka Weglowa SA	9,529	27,928
KGHM Polska Miedz SA (b)	23,461	333,950
LPP SA	100	125,261
mBank SA (b)	1,138	60,572
Orange Polska SA (b)	52,083	74,037
PGE Polska Grupa Energetyczna SA (b)	65,340	59,650
PLAY Communications SA (f)	5,658	39,513
Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	23,216	$309,405
Polskie Gornictwo Naftowe i Gazownictwo SA	131,811	108,417
Powszechna Kasa Oszczednosci Bank Polski SA	70,533	381,289
Powszechny Zaklad Ubezpieczen SA	52,889	395,681
Santander Bank Polska SA	3,603	149,652
		3,255,213
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R (c)	427,256	47,773
CTT-Correios de Portugal SA	13,428	33,486
EDP - Energias de Portugal SA	229,074	916,931
Galp Energia SGPS SA	41,870	476,380
Jeronimo Martins SGPS SA	26,225	470,913
NOS SGPS SA	43,721	145,265
REN - Redes Energeticas Nacionais SGPS SA	43,185	109,719
		2,200,467
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	101,332
Barwa Real Estate Co.	230,600	189,684
Commercial Bank PQSC	165,450	176,009
Doha Bank QPSC (b)	98,027	48,074
Gulf International Services QSC (b)	149,047	39,302
Industries Qatar QSC	139,140	253,343
Masraf Al Rayan QSC	321,190	322,085
Mesaieed Petrochemical Holding Co.	329,378	131,512
Ooredoo QSC	58,320	93,315
Qatar Electricity & Water Co. QSC	43,520	162,384
Qatar Fuel QSC	33,948	151,504
Qatar Gas Transport Co., Ltd.	107,088	61,735
Qatar Insurance Co. SAQ	97,370	55,347
Qatar International Islamic Bank QSC	40,744	81,050
Qatar Islamic Bank SAQ	104,670	410,057
Qatar National Bank QPSC	341,306	1,559,681
Qatar Navigation QSC	38,565	50,353
Vodafone Qatar QSC	240,260	56,735
		3,943,502
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	35,451	148,870
RUSSIA — 0.7%
Alrosa PJSC	223,022	182,365
Evraz PLC	37,704	107,689
Gazprom PJSC ADR	845	3,832
Gazprom PJSC ADR	56,669	258,411
Gazprom PJSC	819,060	1,905,667
Inter RAO UES PJSC	2,290,000	143,040

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LUKOIL PJSC	32,561	$1,949,482
Magnit PJSC GDR	27,548	243,019
Magnitogorsk Iron & Steel Works PJSC	226,900	111,470
MMC Norilsk Nickel PJSC	6,245	1,559,217
Mobile TeleSystems PJSC ADR	26,400	200,640
Mobile TeleSystems PJSC	31,200	118,517
Moscow Exchange MICEX	132,585	164,226
Novatek PJSC GDR	8,240	934,359
Novolipetsk Steel PJSC	113,250	179,353
PhosAgro PJSC GDR	11,644	118,941
Polymetal International PLC	17,213	294,097
Polyus PJSC	2,617	358,635
Rosneft Oil Co. PJSC	120,780	488,940
Sberbank of Russia PJSC	831,560	1,989,773
Severstal PJSC	18,520	205,505
Sistema PJSC FC GDR	40,100	131,395
Surgutneftegas PJSC Preference Shares	802,100	385,786
Surgutneftegas PJSC	888,900	381,118
Tatneft PJSC	129,220	911,261
Transneft PJSC Preference Shares	30	56,365
VTB Bank PJSC	437,390,000	181,954
X5 Retail Group NV GDR	9,438	252,183
		13,817,240
SAUDI ARABIA — 0.6%
Abdullah Al Othaim Markets Co.	1,991	48,819
Advanced Petrochemical Co.	8,106	95,447
Al Hammadi Co. for Development and Investment (b)	20,250	101,473
Al Rajhi Bank	102,384	1,466,024
Al Rajhi Co. for Co-operative Insurance (b)	4,209	53,341
Aldrees Petroleum and Transport Services Co.	5,468	81,503
Alinma Bank	42,891	234,828
Almarai Co. JSC	20,087	250,146
Alujain Holding (b)	7,396	46,117
Arab National Bank	43,104	207,784
Arabian Cement Co.	9,227	60,304
Arriyadh Development Co.	18,294	65,410
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	58,732
Bank AlBilad	27,799	149,744
Bank Al-Jazira	22,911	68,730
Banque Saudi Fransi	41,562	285,281
Bupa Arabia for Cooperative Insurance Co.	2,387	57,908
City Cement Co.	8,580	28,129
Co. for Cooperative Insurance (b)	5,049	80,772
Dallah Healthcare Co.	6,173	75,169
Security Description	Shares	Value
Dar Al Arkan Real Estate Development Co. (b)	39,088	$85,313
Dur Hospitality Co.	12,960	80,097
Eastern Province Cement Co.	9,470	69,845
Emaar Economic City (b)	34,732	62,703
Etihad Etisalat Co. (b)	32,700	187,912
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	53,551
Herfy Food Services Co.	2,033	22,917
Jarir Marketing Co.	4,275	144,439
Leejam Sports Co. JSC	3,769	52,156
Maharah Human Resources Co.	2,209	34,151
Middle East Healthcare Co. (b)	11,802	79,627
Mobile Telecommunications Co. (b)	33,673	84,692
Mouwasat Medical Services Co.	4,245	93,484
Najran Cement Co. (b)	15,550	37,542
National Agriculture Development Co (b)	17,326	100,551
National Commercial Bank	101,224	933,043
National Gas & Industrialization Co.	2,926	22,936
National Medical Care Co.	5,781	55,208
Northern Region Cement Co. (b)	17,439	41,708
Qassim Cement Co.	1,837	25,597
Rabigh Refining & Petrochemical Co. (b)	13,507	38,354
Riyad Bank	92,279	366,671
Sahara International Petrochemical Co.	26,583	86,403
Samba Financial Group	73,401	391,037
Saudi Airlines Catering Co.	4,009	79,923
Saudi Arabian Fertilizer Co.	11,100	182,089
Saudi Arabian Mining Co. (b)	41,436	338,210
Saudi Arabian Oil Co. (f)	90,310	724,740
Saudi Basic Industries Corp.	63,340	1,172,252
Saudi British Bank	64,706	345,557
Saudi Cement Co.	5,941	76,979
Saudi Ceramic Co. (b)	1,873	11,573
Saudi Chemical Co. Holding (b)	16,716	91,772
Saudi Co. For Hardware CJSC	5,311	53,219
Saudi Electricity Co.	65,830	278,504
Saudi Industrial Investment Group	16,632	69,666
Saudi Kayan Petrochemical Co. (b)	32,586	62,246
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	73,129
Saudi Public Transport Co. (b)	5,953	18,548
Saudi Real Estate Co. (b)	15,161	49,006
Saudi Research & Marketing Group (b)	4,483	71,445
Saudi Telecom Co.	33,185	769,123
Saudia Dairy & Foodstuff Co.	534	19,390
Savola Group (b)	18,971	179,969
Seera Group Holding	14,011	51,647
Southern Province Cement Co.	6,007	85,814

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
United Electronics Co.	4,731	$71,552
United International Transportation Co.	1,592	11,530
Yamama Cement Co. (b)	14,880	71,101
Yanbu Cement Co.	10,069	68,003
Yanbu National Petrochemical Co.	21,130	232,625
		11,925,210
SINGAPORE — 0.8%
Ascendas Real Estate Investment Trust	261,251	516,372
Ascott Residence Trust	167,317	92,104
BOC Aviation, Ltd. (f)	14,300	90,365
BW LPG, Ltd. (f)	11,460	34,204
Cache Logistics Trust REIT	133,200	43,336
CapitaLand Commercial Trust REIT	220,890	236,612
CapitaLand Mall Trust REIT	233,600	292,389
CapitaLand Retail China Trust REIT	62,100	52,652
CapitaLand, Ltd.	230,600	461,295
CDL Hospitality Trusts Stapled Security	71,300	39,940
City Developments, Ltd.	39,900	201,964
ComfortDelGro Corp., Ltd.	179,700	191,014
DBS Group Holdings, Ltd.	162,348	2,114,622
EAGLE HOSPITALITY TRUST UNIT	112,600	15,474
ESR-REIT	189,300	39,836
Far East Hospitality Trust Stapled Security	140,900	40,380
First Real Estate Investment Trust	67,100	31,845
First Resources, Ltd.	50,200	42,464
Frasers Centrepoint Trust REIT	57,400	89,651
Frasers Commercial Trust REIT	121,200	100,267
Frasers Hospitality Trust Stapled Security	135,000	37,365
Frasers Logistics & Industrial Trust REIT	135,700	83,743
Genting Singapore, Ltd.	514,600	249,019
Golden Agri-Resources, Ltd.	606,500	59,929
IGG, Inc.	79,000	46,766
Jardine Cycle & Carriage, Ltd.	11,711	160,734
Kenon Holdings, Ltd.	1,959	28,547
Keppel REIT	146,700	97,418
Keppel Corp., Ltd. (c)	125,000	464,099
Keppel DC REIT	105,200	168,540
Keppel Infrastructure Trust	295,800	88,258
Lippo Malls Indonesia Retail Trust REIT	332,900	27,281
Manulife US Real Estate Investment Trust	204,200	147,412
Mapletree Commercial Trust REIT	169,768	217,358
Mapletree Industrial Trust REIT	121,700	206,304
Mapletree Logistics Trust REIT	209,900	232,093
Security Description	Shares	Value
Mapletree North Asia Commercial Trust REIT	176,600	$99,210
NetLink NBN Trust	282,000	178,766
OUE Commercial Real Estate Investment Trust	194,900	47,567
Oversea-Chinese Banking Corp., Ltd.	299,132	1,809,237
Parkway Life Real Estate Investment Trust	51,200	111,566
Raffles Medical Group, Ltd.	82,700	44,769
SATS, Ltd.	81,900	181,734
Sembcorp Industries, Ltd.	92,900	101,804
Sembcorp Marine, Ltd. (b)	75,700	35,955
Sheng Siong Group, Ltd.	61,200	51,045
Singapore Airlines, Ltd. (c)	58,600	237,447
Singapore Exchange, Ltd.	72,700	467,399
Singapore Post, Ltd.	116,800	52,382
Singapore Press Holdings, Ltd.	178,700	230,655
Singapore Technologies Engineering, Ltd.	131,100	286,320
Singapore Telecommunications, Ltd.	734,200	1,306,577
Soilbuild Business Space REIT	183,900	41,107
SPH REIT	70,500	37,987
Starhill Global REIT	183,300	56,023
StarHub, Ltd.	54,800	51,080
Suntec Real Estate Investment Trust	238,200	207,947
United Overseas Bank, Ltd.	117,093	1,603,700
UOL Group, Ltd.	49,233	225,481
Venture Corp., Ltd.	22,000	209,206
Wilmar International, Ltd.	173,800	392,342
Wing Tai Holdings, Ltd.	35,900	39,054
Yanlord Land Group, Ltd.	52,900	36,444
Yoma Strategic Holdings, Ltd. (b)(c)	306,500	39,811
		15,224,267
SOUTH AFRICA — 1.0%
Absa Group, Ltd.	65,523	272,982
AECI, Ltd.	9,970	41,345
African Rainbow Minerals, Ltd. (c)	12,579	69,794
Anglo American Platinum, Ltd. (c)	4,904	205,145
Anglo American PLC	92,207	1,613,003
AngloGold Ashanti, Ltd.	37,874	642,577
Aspen Pharmacare Holdings, Ltd. (b)	37,164	194,667
Astral Foods, Ltd.	3,513	37,760
AVI, Ltd.	32,809	128,770
Barloworld, Ltd.	19,472	70,846
Bid Corp., Ltd.	30,498	359,993
Bidvest Group, Ltd.	24,928	203,519
Capitec Bank Holdings, Ltd.	3,942	194,184
Cashbuild, Ltd.	4,789	35,345
Clicks Group, Ltd.	23,831	343,978

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Coronation Fund Managers, Ltd.	19,084	$33,635
DataTec, Ltd.	38,866	61,002
Dis-Chem Pharmacies, Ltd. (f)	31,283	46,417
Discovery, Ltd.	35,915	156,828
Emira Property Fund, Ltd. REIT (c)	93,984	33,152
Equites Property Fund, Ltd. REIT	80,348	74,455
Exxaro Resources, Ltd.	20,118	110,437
FirstRand, Ltd.	357,362	803,112
Fortress REIT, Ltd. Class A,	115,468	65,298
Foschini Group, Ltd.	19,612	73,342
Gold Fields, Ltd.	76,872	375,706
Growthpoint Properties, Ltd. REIT (c)	265,098	191,031
Harmony Gold Mining Co., Ltd. (b)	46,490	100,339
Hyprop Investments, Ltd. REIT	31,932	33,970
Impala Platinum Holdings, Ltd.	72,656	303,162
Investec PLC	52,375	97,404
Investec, Ltd.	34,578	65,584
JSE, Ltd.	20,858	119,978
Kumba Iron Ore, Ltd. (c)	6,528	101,935
Liberty Holdings, Ltd.	15,761	58,152
Life Healthcare Group Holdings, Ltd.	124,734	128,924
Momentum Metropolitan Holdings	83,371	72,775
Motus Holdings, Ltd. (b)	19,611	29,989
Mr. Price Group, Ltd.	20,308	129,054
MTN Group, Ltd. (c)	154,203	414,064
MultiChoice Group, Ltd. (b)	40,238	191,492
Nampak, Ltd. (b)	108,950	5,935
Naspers, Ltd. Class N	40,434	5,754,457
Nedbank Group, Ltd.	32,083	148,487
Netcare, Ltd.	112,609	94,576
Ninety One, Ltd. (b)	17,289	33,252
Northam Platinum, Ltd. (b)	31,026	118,545
Old Mutual, Ltd. (e)	49,270	32,733
Old Mutual, Ltd. (c)(e)	315,585	204,643
Pepkor Holdings, Ltd. (f)	105,711	64,115
Pick n Pay Stores, Ltd.	29,885	101,402
PSG Group, Ltd.	17,508	126,271
Rand Merchant Investment Holdings, Ltd.	71,980	89,516
Redefine Properties, Ltd. REIT	565,715	74,947
Remgro, Ltd.	45,015	308,204
Resilient REIT, Ltd.	34,950	62,214
Reunert, Ltd.	15,137	36,995
RMB Holdings, Ltd.	75,393	206,445
SA Corporate Real Estate, Ltd. REIT (c)	341,441	21,603
Sanlam, Ltd. (c)	170,464	486,110
Sappi, Ltd. (b)	32,283	38,206
Sasol, Ltd. (b)	43,363	89,953
Shoprite Holdings, Ltd.	43,016	301,064
Sibanye Stillwater, Ltd. (b)	206,368	260,791
Security Description	Shares	Value
SPAR Group, Ltd.	17,617	$179,277
Standard Bank Group, Ltd. (c)	136,794	784,006
Telkom SA SOC, Ltd.	39,144	44,619
Tiger Brands, Ltd.	17,906	185,739
Transaction Capital, Ltd.	44,692	30,434
Truworths International, Ltd.	30,269	42,336
Vodacom Group, Ltd.	54,964	360,097
Vukile Property Fund, Ltd. REIT	94,716	37,861
Woolworths Holdings, Ltd.	90,575	139,803
		18,749,781
SOUTH KOREA — 3.1%
AfreecaTV Co., Ltd.	572	24,428
Ahnlab, Inc.	2,297	106,058
Alteogen, Inc. (b)	982	64,933
Amorepacific Corp.	2,908	398,795
Amorepacific Corp. Preference Shares	740	35,736
AMOREPACIFIC Group	2,522	113,843
Ananti, Inc. (b)	6,092	29,785
BGF retail Co., Ltd.	795	86,113
BH Co., Ltd. (b)	730	9,242
BNK Financial Group, Inc.	27,622	100,241
Bukwang Pharmaceutical Co., Ltd.	3,621	75,242
Celltrion Healthcare Co., Ltd. (b)	5,707	416,343
Celltrion Pharm, Inc. (b)	1,414	91,247
Celltrion, Inc. (b)(c)	8,527	1,586,034
Chabiotech Co., Ltd. (b)	3,560	44,079
Cheil Worldwide, Inc.	7,506	97,268
CJ CheilJedang Corp.	942	166,386
CJ Corp.	1,354	71,298
CJ ENM Co., Ltd.	1,018	86,074
CJ Freshway Corp.	3,203	40,501
CJ Logistics Corp. (b)	1,096	121,555
Com2uSCorp	2,104	145,018
Cosmax, Inc.	682	43,589
Coway Co., Ltd.	4,173	197,399
Daelim Industrial Co., Ltd.	2,706	162,254
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	57,927
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	39,048
DB HiTek Co., Ltd.	3,213	56,127
DB Insurance Co., Ltd.	5,525	156,553
DGB Financial Group, Inc.	15,300	57,327
DIO Corp. (b)	4,286	87,793
Dongjin Semichem Co., Ltd.	5,592	60,241
Dongsuh Cos., Inc.	2,706	35,010
Doosan Bobcat, Inc.	4,079	59,806
Douzone Bizon Co., Ltd.	2,524	166,563
Ecopro BM Co., Ltd.	744	37,012
E-MART, Inc.	2,133	185,039
Eo Technics Co., Ltd.	1,483	72,716
F&F Co., Ltd.	610	45,817
Feelux Co., Ltd. (b)	7,699	29,933

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fila Holdings Corp.	5,207	$123,073
GemVax & Kael Co., Ltd. (b)	2,866	54,862
Genexine Co., Ltd. (b)	2,807	137,401
Green Cross Corp.	529	59,256
GS Engineering & Construction Corp.	5,552	92,246
GS Holdings Corp.	5,913	178,257
GS Retail Co., Ltd.	3,570	90,518
Hana Financial Group, Inc.	27,159	510,959
Hanall Biopharma Co., Ltd. (b)	2,599	49,658
Hancom, Inc. (b)	8,253	62,706
Hanjin Kal Corp.	4,802	290,609
Hankook Shell Oil Co., Ltd.	332	66,893
Hankook Tire & Technology Co., Ltd.	8,351	131,876
Hanmi Pharm Co., Ltd.	616	131,211
Hanon Systems	16,734	121,520
Hansol Chemical Co., Ltd.	1,234	79,759
Hansol Paper Co., Ltd.	6,147	52,529
Hanssem Co., Ltd.	2,499	102,841
Hanwha Aerospace Co., Ltd. (b)	4,757	79,567
Hanwha Corp.	3,640	45,122
Hanwha Life Insurance Co., Ltd.	31,079	35,061
Hanwha Solutions Corp.	13,246	144,059
HDC Hyundai Development Co-Engineering & Construction Class E	3,261	41,460
Helixmith Co., Ltd. (b)(c)	2,003	111,659
Hite Jinro Co., Ltd.	2,855	62,311
HLB Life Science Co., Ltd. (b)	4,660	76,841
HLB, Inc. (b)(c)	3,398	247,163
Hotel Shilla Co., Ltd.	3,574	204,527
Hugel, Inc. (b)	432	118,982
Hyosung Chemical Corp.	809	54,263
Hyosung Corp.	858	42,761
Hyundai Bioscience Co., Ltd. (b)	4,204	32,174
Hyundai Department Store Co., Ltd.	1,309	62,944
Hyundai Elevator Co., Ltd.	1,959	90,785
Hyundai Engineering & Construction Co., Ltd.	7,969	177,720
Hyundai Glovis Co., Ltd.	1,744	129,060
Hyundai Heavy Industries Holdings Co., Ltd.	1,006	162,015
Hyundai Livart Furniture Co., Ltd.	6,251	36,156
Hyundai Marine & Fire Insurance Co., Ltd.	5,728	105,914
Hyundai Merchant Marine Co., Ltd. (b)	22,908	57,610
Hyundai Mipo Dockyard Co., Ltd.	2,168	47,767
Hyundai Mobis Co., Ltd.	6,240	863,165
Hyundai Motor Co.	13,137	946,409
Hyundai Motor Co. Preference Shares (e)	3,845	177,962
Security Description	Shares	Value
Hyundai Motor Co. Preference Shares (e)	2,761	$115,796
Hyundai Rotem Co., Ltd. (b)	7,810	78,646
Hyundai Steel Co.	8,186	119,682
Iljin Materials Co., Ltd.	2,086	53,137
InBody Co., Ltd.	1,717	21,994
Industrial Bank of Korea	28,125	171,847
Innocean Worldwide, Inc.	814	35,238
JB Financial Group Co., Ltd.	11,582	42,373
Kakao Corp.	4,672	590,929
Kangwon Land, Inc.	9,224	148,643
KB Financial Group, Inc.	36,531	1,027,398
KCC Corp.	576	60,628
KCC Glass Corp. (b)	541	8,155
KEPCO Plant Service & Engineering Co., Ltd.	2,035	48,348
Kia Motors Corp.	23,834	501,680
KIWOOM Securities Co., Ltd.	2,328	132,483
KMW Co., Ltd. (b)	2,663	107,962
Koentec Co., Ltd.	12,880	85,217
Koh Young Technology, Inc.	1,079	68,354
Komipharm International Co., Ltd. (b)	4,676	100,665
Korea Aerospace Industries, Ltd.	7,786	132,187
Korea Asset In Trust Co., Ltd.	45,191	72,406
Korea Electric Power Corp. (b)	23,228	362,706
Korea Gas Corp.	2,420	42,377
Korea Investment Holdings Co., Ltd.	3,949	159,211
Korea Real Estate Investment & Trust Co., Ltd.	40,468	54,316
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	3,817	242,558
Korea Zinc Co., Ltd.	874	254,349
Korean Air Lines Co., Ltd. (b)	4,004	60,595
Korean Reinsurance Co.	8,166	48,723
KT&G Corp.	10,039	614,660
Kuk-il Paper Manufacturing Co., Ltd. (b)	9,131	38,376
Kumho Petrochemical Co., Ltd.	1,926	101,676
Kwang Dong Pharmaceutical Co., Ltd.	12,503	57,966
LEENO Industrial, Inc.	896	54,664
LG Chem, Ltd.	4,100	1,015,494
LG Chem, Ltd. Preference Shares	786	94,521
LG Corp.	8,628	417,940
LG Display Co., Ltd. (b)	25,728	231,175
LG Electronics, Inc.	8,819	346,745
LG Hausys, Ltd.	1,772	50,937
LG Household & Health Care, Ltd.	891	816,145
LG Household & Health Care, Ltd. Preference Shares	184	95,927
LG Innotek Co., Ltd.	1,707	157,088
LG International Corp.	14,247	106,318
LG Uplus Corp.	23,441	205,936

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Lock&Lock Co., Ltd. (b)	10,907	$80,823
Lotte Chemical Corp.	1,550	243,331
Lotte Corp.	2,576	50,459
LOTTE Fine Chemical Co., Ltd.	1,634	41,296
Lotte Shopping Co., Ltd.	983	60,111
Mando Corp.	5,035	84,714
Mcnex Co., Ltd.	1,909	40,393
Medy-Tox, Inc.	516	82,090
MegaStudyEdu Co., Ltd.	453	13,747
Meritz Fire & Marine Insurance Co., Ltd.	4,627	46,005
Meritz Securities Co., Ltd.	69,541	160,484
Mezzion Pharma Co., Ltd. (b)	617	64,500
Mirae Asset Daewoo Co., Ltd.	47,797	204,526
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	94,201
Modetour Network, Inc.	8,749	70,088
Moorim P&P Co., Ltd.	19,213	45,760
NAVER Corp.	12,429	1,728,059
NCSoft Corp.	1,477	788,281
NEPES Corp.	1,564	36,323
Netmarble Corp. (b)(f)	2,574	196,088
NH Investment & Securities Co., Ltd.	14,985	109,665
NHN Entertainment Corp. (b)	885	49,279
NICE Information Service Co., Ltd.	10,100	108,828
NKMax Co., Ltd. (b)	9,231	74,862
NongShim Co., Ltd.	521	123,136
OCI Co., Ltd. (b)	1,629	46,093
Orion Corp/Republic of Korea	2,349	221,932
Ottogi Corp.	114	44,429
Pan Ocean Co., Ltd. (b)	24,680	59,393
Paradise Co., Ltd.	4,113	43,174
Partron Co., Ltd.	11,769	72,635
Pearl Abyss Corp. (b)	338	49,307
PharmAbcine (b)	3,224	72,592
Pharmicell Co., Ltd. (b)	11,563	193,341
POSCO	7,393	972,829
POSCO Chemtech Co., Ltd.	2,247	79,683
Posco International Corp.	6,646	61,545
RFHIC Corp.	1,181	37,423
S-1 Corp.	1,546	102,025
Samchully Co., Ltd.	996	54,784
Samsung Biologics Co., Ltd. (b)(f)	1,485	582,047
Samsung C&T Corp.	8,160	595,408
Samsung Card Co., Ltd.	3,804	93,739
Samsung Electro-Mechanics Co., Ltd.	5,067	401,503
Samsung Electronics Co., Ltd. Preference Shares	74,436	2,425,691
Samsung Electronics Co., Ltd.	432,008	16,797,114
Samsung Engineering Co., Ltd. (b)	16,699	137,593
Samsung Fire & Marine Insurance Co., Ltd.	2,526	319,469
Security Description	Shares	Value
Samsung Heavy Industries Co., Ltd. (b)	32,571	$103,393
Samsung Life Insurance Co., Ltd.	6,076	212,646
Samsung SDI Co., Ltd.	4,953	964,301
Samsung SDS Co., Ltd.	3,098	378,680
Samsung Securities Co., Ltd.	7,238	173,406
Sangsangin Co., Ltd.	7,698	38,106
Seegene, Inc.	2,072	189,099
Sejong Telecom, Inc. (b)	731,991	138,803
SFA Engineering Corp.	1,624	41,042
Shinhan Financial Group Co., Ltd.	41,458	969,877
Shinsegae International, Inc.	226	34,585
Shinsegae, Inc.	786	139,379
SillaJen, Inc. (b)	6,523	69,843
SK Chemicals Co., Ltd.	690	47,628
SK Holdings Co., Ltd.	3,256	445,372
SK Hynix, Inc.	49,390	3,338,962
SK Innovation Co., Ltd.	5,019	355,123
SK Materials Co., Ltd.	429	46,954
SK Networks Co., Ltd.	13,470	49,939
SK Telecom Co., Ltd.	2,206	320,854
SKC Co., Ltd.	1,867	56,582
SM Entertainment Co., Ltd. (b)	1,656	28,335
S-Oil Corp.	4,074	189,261
Soulbrain Co., Ltd.	1,026	52,607
Suheung Co., Ltd.	2,578	73,378
Telcon RF Pharmaceutical, Inc. (b)	8,430	43,630
Value Added Technology Co., Ltd.	3,331	58,547
Vieworks Co., Ltd.	3,440	85,715
Whanin Pharmaceutical Co., Ltd.	5,285	63,420
WONIK IPS Co., Ltd. (b)	5,486	110,473
Woori Financial Group, Inc.	47,991	298,579
Y G-1 Co., Ltd.	11,677	37,158
Yuhan Corp.	1,081	202,269
		58,722,919
SPAIN — 1.6%
Acciona SA	1,995	209,931
Acerinox SA	12,509	83,765
ACS Actividades de Construccion y Servicios SA	22,905	452,549
Aedas Homes SA (b)(f)	1,963	37,303
Aena SME SA (f)	6,138	662,527
Almirall SA	10,484	120,642
Amadeus IT Group SA	39,215	1,836,351
Applus Services SA	12,354	77,848
Banco Bilbao Vizcaya Argentaria SA	606,311	1,867,857
Banco de Sabadell SA	511,660	257,429
Banco Santander SA	1,511,085	3,576,187
Bankia SA	92,513	100,366
Bankinter SA	68,461	247,079

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Befesa SA (f)	2,005	$57,952
Bolsas y Mercados Espanoles SHMSF SA	6,049	217,791
CaixaBank SA	328,256	604,361
Cellnex Telecom SA (f)	22,778	1,027,973
Cia de Distribucion Integral Logista Holdings SA	5,693	90,920
CIE Automotive SA	5,468	83,223
Construcciones y Auxiliar de Ferrocarriles SA	1,714	53,421
Corp. Financiera Alba SA	1,589	60,591
Distribuidora Internacional de Alimentacion SA (b)(c)	401,966	45,743
Ebro Foods SA	5,250	107,204
eDreams ODIGEO SA (b)	11,015	22,336
Enagas SA	22,632	444,179
Ence Energia y Celulosa SA	12,316	33,459
Endesa SA	29,882	629,075
Euskaltel SA (f)	8,122	60,055
Faes Farma SA	22,047	84,427
Ferrovial SA	44,383	1,048,111
Fluidra SA (b)	4,447	41,402
Fomento de Construcciones y Contratas SA	8,786	71,230
Gestamp Automocion SA (f)	33,976	85,408
Grifols SA	27,124	902,849
Grupo Catalana Occidente SA	3,630	73,112
Iberdrola SA	559,755	5,446,924
Indra Sistemas SA (b)	12,047	97,595
Industria de Diseno Textil SA	99,189	2,557,180
Inmobiliaria Colonial Socimi SA REIT	19,578	183,609
Lar Espana Real Estate Socimi SA REIT	11,653	51,465
Liberbank SA	179,722	26,401
Mapfre SA	127,893	215,846
Masmovil Ibercom SA (b)	5,844	91,737
Mediaset Espana Comunicacion SA	14,887	54,080
Melia Hotels International SA	10,443	43,749
Merlin Properties Socimi SA REIT	32,037	240,533
Naturgy Energy Group SA	26,099	455,531
Neinor Homes SA (b)(f)	7,187	54,639
Pharma Mar SA (b)	19,112	89,529
Prosegur Cash SA (f)	40,918	38,643
Prosegur Cia de Seguridad SA	36,398	90,439
Red Electrica Corp. SA	39,420	704,729
Repsol SA	130,657	1,159,653
Sacyr SA	21,203	31,934
Siemens Gamesa Renewable Energy SA	21,913	321,695
Solaria Energia y Medio Ambiente SA (b)	9,631	79,554
Talgo SA (b)(f)	12,764	57,273
Tecnicas Reunidas SA (b)	2,480	31,253
Telefonica SA	424,908	1,923,889
Security Description	Shares	Value
Unicaja Banco SA (f)	73,212	$41,587
Viscofan SA	3,492	190,219
Zardoya Otis SA	14,502	97,025
		29,751,367
SWEDEN — 2.0%
AAK AB	14,608	235,837
AcadeMedia AB (f)	15,147	73,986
Adapteo Oyj (b)	6,042	51,725
AF POYRY AB	8,783	133,377
Alfa Laval AB	28,457	486,467
Alimak Group AB (f)	6,075	53,070
Arjo AB Class B	22,985	113,418
Assa Abloy AB Class B	90,665	1,690,009
Atlas Copco AB Class A	60,743	2,016,874
Atlas Copco AB Class B	38,700	1,124,035
Atrium Ljungberg AB Class B	4,091	63,615
Attendo AB (f)	18,258	75,371
Avanza Bank Holding AB	9,251	76,213
Axfood AB	8,630	175,228
Beijer Ref AB	4,488	80,468
Betsson AB	15,247	59,811
Bilia AB Class A	10,517	64,754
BillerudKorsnas AB	13,015	141,695
BioGaia AB Class B	1,663	69,723
Biotage AB	5,013	49,903
Boliden AB	27,002	483,671
Bonava AB Class B (c)	9,858	42,129
Boozt AB (b)(c)(f)	10,974	44,305
Bravida Holding AB (f)	18,329	128,326
Bufab AB	6,983	53,197
Bure Equity AB	4,779	74,141
Castellum AB	22,683	381,861
Catena AB	1,171	33,944
Cellavision AB	1,868	45,813
Clas Ohlson AB Class B	7,371	53,524
Climeon AB (b)(c)	9,189	33,227
Cloetta AB Class B	28,896	68,066
Collector AB (b)(c)	14,065	21,746
Collector AB BTA (b)(c)	14,065	22,146
Dios Fastigheter AB	9,118	60,849
Dometic Group AB (c)(f)	19,845	87,795
Dustin Group AB (c)(f)	10,657	50,388
Electrolux AB Class B	18,389	226,824
Electrolux Professional AB Class B (b)	18,389	52,897
Elekta AB Class B	37,158	302,462
Eltel AB (b)(f)	24,394	38,754
Embracer Group AB (b)	11,520	112,920
Epiroc AB Class A	59,613	588,163
Epiroc AB Class B	39,849	392,179
Essity AB Class B	54,861	1,678,018
Evolution Gaming Group AB (f)	11,115	376,276
Fabege AB	21,764	277,251
Fastighets AB Balder Class B (b)	8,328	300,608

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fingerprint Cards AB Class B (b)(c)	31,312	$40,604
Fortnox AB (b)	4,202	69,555
Getinge AB Class B	20,364	384,476
Granges AB	8,487	41,632
Hennes & Mauritz AB Class B (c)	72,140	921,749
Hexagon AB Class B	24,855	1,049,391
Hexpol AB	28,637	168,937
Hoist Finance AB (b)(f)	12,565	30,674
Holmen AB Class B	8,687	235,147
Hufvudstaden AB Class A	8,604	117,384
Humana AB (c)	12,622	49,240
Husqvarna AB Class B	32,673	162,290
ICA Gruppen AB	8,188	341,452
Industrivarden AB Class C	19,084	364,852
Indutrade AB	8,199	221,482
Intrum AB (c)	6,544	86,547
Investor AB Class B	41,202	1,855,931
Inwido AB	4,681	26,549
JM AB (c)	4,617	79,445
John Mattson Fastighetsforetagen AB (b)	3,703	48,218
Karo Pharma AB (b)(c)	17,994	82,350
Kinnevik AB Class B	20,120	327,644
Klovern AB Class B	41,992	61,920
Kungsleden AB	16,793	126,128
L E Lundbergforetagen AB Class B	9,305	376,626
LeoVegas AB (c)(f)	19,551	55,432
Lifco AB Class B	4,519	165,421
Lindab International AB	8,991	68,642
Loomis AB Class B	7,725	156,136
Lundin Petroleum AB	18,992	357,956
Mekonomen AB (b)(c)	8,779	39,167
Modern Times Group MTG AB Class B (b)	8,909	68,962
Munters Group AB (b)(f)	17,152	47,495
Mycronic AB	6,388	77,341
NCC AB Class B	8,969	117,056
NetEnt AB	24,310	59,635
Nibe Industrier AB Class B	28,208	407,389
Nobia AB	16,815	59,587
Nobina AB (f)	12,721	68,635
Nolato AB Class B	1,677	75,502
Nordic Entertainment Group AB Class B	4,335	90,120
Nyfosa AB (b)	17,984	89,943
Pandox AB (c)	3,623	29,868
Paradox Interactive AB (c)	5,166	82,446
Peab AB Class B	11,696	83,632
PowerCell Sweden AB (b)	3,453	67,416
Ratos AB Class B	39,105	81,701
RaySearch Laboratories AB (b)	4,162	23,834
Recipharm AB Class B	6,077	61,371
Resurs Holding AB (f)	13,518	45,816
Saab AB Class B (c)	7,199	136,569
Security Description	Shares	Value
Samhallsbyggnadsbolaget i Norden AB	99,213	$189,907
Sandvik AB	105,486	1,481,570
Scandi Standard AB	10,379	62,593
Scandic Hotels Group AB (c)(f)	8,933	26,539
Securitas AB Class B	31,343	336,186
Skandinaviska Enskilda Banken AB Class A	144,099	963,564
Skanska AB Class B (b)(c)	29,676	445,916
SKF AB Class B	33,123	450,682
SkiStar AB	6,323	48,348
SSAB AB Class A (c)	51,377	116,323
SSAB AB Class B (c)	55,794	121,571
Stillfront Group AB (b)	2,830	123,530
Storytel AB (b)	6,381	91,878
Svenska Cellulosa AB SCA Class B (c)	54,805	541,511
Svenska Handelsbanken AB Class A (b)	137,616	1,133,198
Sweco AB Class B	6,006	170,275
Swedbank AB Class A	80,788	889,667
Swedish Match AB (c)	14,939	844,548
Swedish Orphan Biovitrum AB (b)	14,226	235,951
Tele2 AB Class B	45,173	600,921
Telefonaktiebolaget LM Ericsson Class B	277,921	2,246,320
Telia Co. AB (c)	247,509	884,574
Thule Group AB (f)	8,437	145,350
Tobii AB (b)(c)	20,023	51,757
Trelleborg AB Class B	18,693	198,563
Troax Group AB	7,112	65,236
Vitrolife AB	6,363	91,221
Volvo AB Class B	134,416	1,595,216
Wallenstam AB Class B	12,525	142,053
Wihlborgs Fastigheter AB	13,486	186,239
Xvivo Perfusion AB (b)	4,152	41,530
		37,277,091
SWITZERLAND — 6.5%
ABB, Ltd.	166,706	2,882,399
Adecco Group AG	14,037	550,263
Alcon, Inc. (b)	37,576	1,914,998
Allreal Holding AG	1,506	278,117
ALSO Holding AG	495	77,396
Arbonia AG (c)	6,222	48,573
Aryzta AG (b)	102,583	36,031
Ascom Holding AG	3,750	20,629
Bachem Holding AG Class B	593	117,571
Baloise Holding AG	4,719	612,014
Banque Cantonale Vaudoise	319	259,774
Barry Callebaut AG	273	543,571
Basilea Pharmaceutica AG (b)(c)	1,356	58,251
Belimo Holding AG	46	291,631
Bell Food Group AG	199	51,624
BKW AG	1,910	154,722
Bobst Group SA (c)	1,422	63,920

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bossard Holding AG Class A	975	$111,420
Bucher Industries AG	513	134,508
Burckhardt Compression Holding AG (c)	438	86,868
Cembra Money Bank AG	2,578	233,842
Chocoladefabriken Lindt & Spruengli AG (e)	97	809,917
Chocoladefabriken Lindt & Spruengli AG (e)	9	777,071
Cie Financiere Richemont SA	48,239	2,565,101
Clariant AG (c)	18,240	302,006
Coca-Cola HBC AG	18,073	386,928
Coltene Holding AG	945	60,555
Comet Holding AG	901	92,268
Conzzeta AG	127	101,928
Credit Suisse Group AG	237,284	1,905,205
Daetwyler Holding AG	907	143,884
DKSH Holding AG	3,979	195,376
dormakaba Holding AG	228	100,354
Dufry AG	3,316	101,238
EFG International AG	8,065	45,185
Emmi AG	194	175,515
EMS-Chemie Holding AG	717	444,839
Flughafen Zurich AG	1,794	199,652
Forbo Holding AG	88	106,504
Galenica AG (f)	4,297	291,665
GAM Holding AG (b)(c)	19,107	35,327
Geberit AG	3,351	1,460,675
Georg Fischer AG	361	245,038
Givaudan SA	835	2,555,864
Glencore PLC	967,508	1,461,835
Gurit Holding AG	85	99,975
Helvetia Holding AG	3,603	306,223
Huber + Suhner AG	1,498	92,366
Idorsia, Ltd. (b)	7,258	186,612
Implenia AG	1,966	67,981
Inficon Holding AG	157	99,234
Interroll Holding AG	61	100,390
Intershop Holding AG	132	68,933
IWG PLC	45,322	96,464
Julius Baer Group, Ltd.	20,245	674,617
Kardex AG	794	108,619
Komax Holding AG (c)	565	87,768
Kuehne + Nagel International AG	4,885	661,964
LafargeHolcim, Ltd. (e)	41,261	1,497,899
LafargeHolcim, Ltd. (e)	3,311	118,669
Landis+Gyr Group AG	1,625	110,606
LEM Holding SA	58	63,668
Leonteq AG (b)	942	36,552
Logitech International SA	14,876	633,775
Lonza Group AG	6,736	2,756,216
Medacta Group SA (b)(f)	1,306	76,939
Mediclinic International PLC (e)	45,822	151,472
Meyer Burger Technology AG (b)(c)	170,161	26,477
Security Description	Shares	Value
Mobilezone Holding AG	8,564	$73,299
Mobimo Holding AG	597	166,308
Nestle SA	271,701	27,668,261
Novartis AG	196,327	16,112,201
OC Oerlikon Corp. AG	15,710	123,739
Orior AG	1,109	89,840
Pargesa Holding SA	4,579	300,743
Partners Group Holding AG	1,691	1,151,727
PSP Swiss Property AG	4,069	506,169
Rieter Holding AG	687	61,638
Roche Holding AG	64,174	20,539,695
Schindler Holding AG (e)	3,750	816,134
Schindler Holding AG (e)	1,820	379,069
Schweiter Technologies AG	124	120,372
SFS Group AG	1,339	99,587
SGS SA	548	1,257,351
Siegfried Holding AG	308	123,306
SIG Combibloc Group AG	23,161	344,254
Sika AG	11,543	1,885,614
Sonova Holding AG	5,189	920,444
St Galler Kantonalbank AG	244	99,897
STADLER RAIL AG (b)(c)	4,350	199,439
STMicroelectronics NV	62,125	1,328,635
Straumann Holding AG	934	679,287
Sulzer AG	1,843	114,134
Sunrise Communications Group AG (f)	3,535	281,859
Swatch Group AG (e)	2,617	511,292
Swatch Group AG (e)	6,411	246,905
Swiss Life Holding AG	3,039	1,014,705
Swiss Prime Site AG	6,759	654,423
Swiss Re AG	26,655	2,041,694
Swisscom AG (c)	2,343	1,248,083
Swissquote Group Holding SA	832	47,389
Tecan Group AG	1,108	330,119
Temenos AG	6,020	780,609
u-blox Holding AG	976	59,155
UBS Group AG	349,080	3,183,006
Valiant Holding AG	1,670	132,699
Valora Holding AG (b)	403	70,191
VAT Group AG (f)	2,442	331,210
Vetropack Holding AG	43	112,371
Vifor Pharma AG	4,116	560,162
Vontobel Holding AG	2,998	145,067
VZ Holding AG	300	100,460
Ypsomed Holding AG	343	44,188
Zehnder Group AG	1,784	67,117
Zur Rose Group AG (b)(c)	1,188	148,717
Zurich Insurance Group AG	13,747	4,804,205
		123,292,240
TAIWAN — 3.3%
AcBel Polytech, Inc.	136,000	80,105
Accton Technology Corp.	40,000	214,024
Acer, Inc.	311,000	160,295
A-DATA Technology Co., Ltd.	43,000	58,487
Advanced Ceramic X Corp.	8,000	69,661

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Advantech Co., Ltd.	33,199	$273,549
Airtac International Group	12,000	176,943
AmTRAN Technology Co., Ltd. (b)	189,000	40,626
Arcadyan Technology Corp.	25,487	56,921
ASE Technology Holding Co., Ltd.	346,325	670,838
Asia Cement Corp.	233,000	302,516
Asia Optical Co., Inc.	27,000	53,875
ASMedia Technology, Inc.	4,000	101,173
ASPEED Technology, Inc.	3,000	102,194
Asustek Computer, Inc.	56,000	379,171
AU Optronics Corp.	922,000	192,148
Brighton-Best International Taiwan, Inc.	68,000	60,596
Career Technology MFG. Co., Ltd.	60,000	46,005
Catcher Technology Co., Ltd.	59,000	377,415
Cathay Financial Holding Co., Ltd.	677,523	788,530
Chailease Holding Co., Ltd.	94,423	284,396
Chang Hwa Commercial Bank, Ltd.	470,817	297,238
Chang Wah Technology Co., Ltd.	62,000	44,144
Cheng Loong Corp.	121,000	81,964
Cheng Shin Rubber Industry Co., Ltd.	207,000	210,161
Cheng Uei Precision Industry Co., Ltd.	59,000	56,405
Chicony Electronics Co., Ltd.	62,491	156,023
China Airlines, Ltd.	434,000	94,539
China Development Financial Holding Corp.	1,476,000	361,642
China General Plastics Corp.	131,000	60,836
China Life Insurance Co., Ltd. (b)	268,557	148,539
China Man-Made Fiber Corp.	267,000	45,780
China Petrochemical Development Corp.	297,000	71,321
China Steel Corp.	1,066,000	667,750
Chin-Poon Industrial Co., Ltd.	91,000	62,158
Chipbond Technology Corp.	37,000	59,917
ChipMOS Techinologies, Inc.	67,000	58,609
Chroma ATE, Inc.	29,000	118,215
Chung Hwa Pulp Corp.	235,000	51,977
Chunghwa Precision Test Tech Co., Ltd.	3,000	70,737
Chunghwa Telecom Co., Ltd.	344,000	1,219,578
Cleanaway Co., Ltd.	14,000	64,097
Compal Electronics, Inc.	446,000	254,575
Compeq Manufacturing Co., Ltd.	80,000	81,633
CTBC Financial Holding Co., Ltd.	1,675,009	986,311
Delta Electronics, Inc.	181,630	718,858
E Ink Holdings, Inc.	75,000	60,422
Security Description	Shares	Value
E.Sun Financial Holding Co., Ltd.	945,555	$754,794
Eclat Textile Co., Ltd.	19,182	151,852
Egis Technology, Inc.	8,000	38,698
Elan Microelectronics Corp.	24,000	66,288
Elite Material Co., Ltd.	22,000	76,509
Elite Semiconductor Memory Technology, Inc.	103,000	95,192
eMemory Technology, Inc.	7,000	53,468
Epistar Corp.	86,000	72,924
Eternal Materials Co., Ltd.	79,000	58,825
Eva Airways Corp.	323,121	94,286
Evergreen Marine Corp. Taiwan, Ltd. (b)	369,683	112,515
Everlight Electronics Co., Ltd.	90,000	73,292
Far Eastern Department Stores, Ltd.	83,000	59,261
Far Eastern International Bank	182,000	60,328
Far Eastern New Century Corp.	341,620	254,040
Far EasTone Telecommunications Co., Ltd.	131,000	273,556
Faraday Technology Corp.	37,000	43,976
Feng Hsin Steel Co., Ltd.	39,000	59,377
Feng TAY Enterprise Co., Ltd.	38,800	166,180
Firich Enterprises Co., Ltd.	58,000	47,773
First Financial Holding Co., Ltd.	901,518	582,562
FLEXium Interconnect, Inc.	23,000	71,669
Formosa Chemicals & Fibre Corp.	315,000	693,665
Formosa Petrochemical Corp.	112,000	299,023
Formosa Plastics Corp.	403,000	996,869
Formosa Taffeta Co., Ltd.	76,000	76,884
Foxconn Technology Co., Ltd.	84,180	137,091
Foxsemicon Integrated Technology, Inc.	19,000	72,530
Fubon Financial Holding Co., Ltd.	579,000	715,659
General Interface Solution Holding, Ltd.	20,000	52,041
Genius Electronic Optical Co., Ltd.	5,396	72,988
Getac Technology Corp.	34,000	47,383
Giant Manufacturing Co., Ltd.	37,000	163,464
Gigabyte Technology Co., Ltd.	43,000	72,188
Global Unichip Corp.	8,000	48,206
Globalwafers Co., Ltd.	23,000	256,918
Grape King Bio, Ltd.	19,000	123,534
Great Wall Enterprise Co., Ltd.	52,000	63,478
Highwealth Construction Corp.	72,900	97,178
Hiwin Technologies Corp.	24,322	159,973
Holtek Semiconductor, Inc.	33,000	64,698
Hon Hai Precision Industry Co., Ltd.	1,128,320	2,597,692
Hotai Motor Co., Ltd.	27,000	435,983
HTC Corp.	120,000	111,965
Hua Nan Financial Holdings Co., Ltd.	800,618	476,291

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Huaku Development Co., Ltd.	35,000	$95,394
Hung Sheng Construction, Ltd.	97,600	48,962
IEI Integration Corp.	41,000	39,849
Innolux Corp.	942,000	162,358
International Games System Co., Ltd.	5,000	90,140
Inventec Corp.	291,000	223,139
ITEQ Corp.	16,188	71,407
King Slide Works Co., Ltd.	5,000	48,069
King Yuan Electronics Co., Ltd.	73,000	72,479
King's Town Bank Co., Ltd.	72,000	67,268
Kinpo Electronics	141,000	45,719
Kung Long Batteries Industrial Co., Ltd.	19,000	83,143
Land Mark Optoelectronics Corp.	8,000	68,033
Largan Precision Co., Ltd.	9,000	1,136,423
Lien Hwa Industrial Holdings Corp.	60,000	73,767
Lite-On Technology Corp.	225,419	306,659
Lotes Co., Ltd.	8,000	72,054
Macronix International	136,000	113,444
Makalot Industrial Co., Ltd.	41,000	143,122
MediaTek, Inc.	136,000	1,459,719
Mega Financial Holding Co., Ltd.	984,601	924,540
Merida Industry Co., Ltd.	17,000	62,170
Merry Electronics Co., Ltd.	15,000	61,498
Micro-Star International Co., Ltd.	72,000	210,441
Mitac Holdings Corp.	68,000	60,712
Namchow Holdings Co., Ltd.	43,000	57,328
Nan Kang Rubber Tire Co., Ltd.	67,000	86,763
Nan Ya Plastics Corp.	457,000	822,221
Nantex Industry Co., Ltd.	69,000	60,907
Nanya Technology Corp.	131,000	230,558
Nien Made Enterprise Co., Ltd.	17,000	100,997
Novatek Microelectronics Corp.	44,000	248,081
Pan-International Industrial Corp.	108,000	59,451
Parade Technologies, Ltd.	5,000	105,679
PChome Online, Inc. (b)	17,000	39,094
Pegatron Corp.	151,000	288,148
PharmaEssentia Corp. (b)	19,000	41,942
Phison Electronics Corp.	13,000	105,119
Pixart Imaging, Inc.	12,000	55,190
Pou Chen Corp.	235,000	198,626
Powertech Technology, Inc.	87,000	246,384
Poya International Co., Ltd.	5,000	70,801
President Chain Store Corp.	52,000	486,136
Primax Electronics, Ltd.	35,000	44,334
Qisda Corp.	125,000	61,029
Quanta Computer, Inc.	284,000	562,361
Radiant Opto-Electronics Corp.	31,000	80,219
Radium Life Tech Co., Ltd.	184,000	54,321
Realtek Semiconductor Corp.	38,000	272,798
Ruentex Development Co., Ltd.	77,361	97,408
Security Description	Shares	Value
Ruentex Industries, Ltd.	47,400	$108,598
SDI Corp.	35,000	43,626
Sercomm Corp.	27,000	55,992
Shanghai Commercial & Savings Bank, Ltd.	303,649	393,094
Shin Kong Financial Holding Co., Ltd.	1,164,959	292,180
Shin Zu Shing Co., Ltd.	18,000	68,729
Shining Building Business Co., Ltd. (b)	188,000	50,836
Sigurd Microelectronics Corp.	67,078	68,211
Simplo Technology Co., Ltd.	12,000	104,446
Sinbon Electronics Co., Ltd.	22,000	90,564
Sino-American Silicon Products, Inc.	36,000	92,152
SinoPac Financial Holdings Co., Ltd.	1,182,281	430,829
Sitronix Technology Corp.	12,000	46,444
Soft-World International Corp.	32,000	77,411
Sporton International, Inc.	11,000	57,363
Standard Foods Corp.	51,417	103,743
Sunny Friend Environmental Technology Co., Ltd.	8,000	61,155
Supreme Electronics Co., Ltd.	122,000	121,239
Syncmold Enterprise Corp.	28,000	59,625
Synnex Technology International Corp.	128,550	157,114
TA Chen Stainless Pipe	165,000	145,812
Taichung Commercial Bank Co., Ltd.	218,000	74,311
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	46,938
TaiMed Biologics, Inc. (b)	15,000	32,870
Taishin Financial Holding Co., Ltd.	1,077,405	414,762
Taiwan Business Bank	679,269	216,183
Taiwan Cement Corp.	445,235	578,233
Taiwan Cogeneration Corp.	134,000	130,327
Taiwan Cooperative Financial Holding Co., Ltd.	781,731	472,084
Taiwan Fertilizer Co., Ltd.	111,000	152,486
Taiwan High Speed Rail Corp.	226,000	213,376
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	164,344
Taiwan Mobile Co., Ltd.	148,000	488,667
Taiwan Secom Co., Ltd.	24,000	64,785
Taiwan Semiconductor Manufacturing Co., Ltd.	2,228,000	20,057,149
Taiwan Styrene Monomer	154,000	69,434
Taiwan Surface Mounting Technology Corp.	30,000	67,769
Taiwan TEA Corp.	161,000	67,390
Taiwan Union Technology Corp.	21,000	83,591
Tatung Co., Ltd. (b)	177,000	114,208
TCI Co., Ltd.	7,000	41,467
Teco Electric and Machinery Co., Ltd.	148,000	117,552

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Test Research, Inc.	44,000	$66,043
Thinking Electronic Industrial Co., Ltd.	26,000	62,877
Ton Yi Industrial Corp.	184,000	48,552
Tong Hsing Electronic Industries, Ltd.	18,000	64,049
Topco Scientific Co., Ltd.	22,000	65,271
Tripod Technology Corp.	24,000	74,658
Tung Ho Steel Enterprise Corp.	68,000	48,429
TXC Corp.	39,000	56,317
Unimicron Technology Corp.	109,000	114,400
Uni-President Enterprises Corp.	422,880	915,289
Unitech Printed Circuit Board Corp.	61,000	38,866
United Integrated Services Co., Ltd.	13,000	70,679
United Microelectronics Corp.	1,008,000	451,948
United Renewable Energy Co., Ltd. (b)	273,450	42,389
USI Corp.	244,000	80,778
Vanguard International Semiconductor Corp.	105,000	203,531
Visual Photonics Epitaxy Co., Ltd.	20,000	51,186
Voltronic Power Technology Corp.	4,000	83,127
Walsin Lihwa Corp.	328,000	118,449
Walsin Technology Corp.	28,000	147,928
Waterland Financial Holdings Co., Ltd.	389,000	133,053
Win Semiconductors Corp.	36,000	308,961
Winbond Electronics Corp.	274,000	101,777
Wistron Corp.	302,842	244,827
Wiwynn Corp.	6,000	137,960
WPG Holdings, Ltd.	160,480	187,853
Xxentria Technology Materials Corp.	32,000	51,840
Yageo Corp.	23,962	215,187
YC INOX Co., Ltd.	82,000	59,385
Yuanta Financial Holding Co., Ltd.	853,022	435,514
Zhen Ding Technology Holding, Ltd.	40,000	122,243
		63,012,822
THAILAND — 0.6%
Advanced Info Service PCL	106,700	653,514
AEON Thana Sinsap Thailand PCL	10,400	31,294
Airports of Thailand PCL	432,600	668,986
Amata Corp. PCL	98,300	29,954
Ananda Development PCL	700,900	25,202
AP Thailand PCL	15,474	1,792
Asia Aviation PCL NVDR (b)	705,600	22,526
Bangchak Corp. PCL	98,500	45,022
Bangkok Bank PCL NVDR	24,096	73,568
Bangkok Dusit Medical Services PCL Class F	729,500	420,128
Security Description	Shares	Value
Bangkok Expressway & Metro PCL	782,100	$184,696
Bangkok Land PCL	1,469,600	36,720
Banpu PCL	243,400	39,309
BEC World PCL (b)	306,700	30,280
Berli Jucker PCL	104,700	129,210
BTS Group Holdings PCL	619,900	171,893
Bumrungrad Hospital PCL	31,200	108,381
Central Pattana PCL	150,100	195,529
Central Retail Corp. PCL (b)	100,225	85,512
Charoen Pokphand Foods PCL	359,700	266,343
Chularat Hospital PCL Class F	887,900	56,817
Com7 PCL Class F	84,500	40,168
CP ALL PCL	524,300	974,550
Eastern Polymer Group PCL	280,400	30,076
Electricity Generating PCL	11,900	83,763
Energy Absolute PCL	112,813	116,019
Erawan Group PCL	394,000	29,774
GFPT PCL	131,000	34,728
Global Green Chemicals PCL Class F	177,600	32,200
Global Power Synergy PCL NVDR	33,100	57,226
Gulf Energy Development PCL	40,600	185,572
Gunkul Engineering PCL	705,600	47,302
Hana Microelectronics PCL	82,100	57,539
Home Product Center PCL	417,200	141,111
Indorama Ventures PCL	175,900	114,703
Intouch Holdings PCL NVDR	65,500	99,188
Intouch Holdings PCL Class F	115,700	176,278
IRPC PCL	971,500	63,351
Italian-Thai Development PCL	1,133,500	26,250
Jasmine International PCL	363,100	54,215
Kasikornbank PCL	77,900	212,838
Kasikornbank PCL NVDR	52,500	146,015
Krung Thai Bank PCL	364,900	126,757
Land & Houses PCL	567,800	115,922
LPN Development PCL	532,800	53,252
Major Cineplex Group PCL	1,245	512
MBK PCL	114,100	45,546
Minor International PCL	236,350	120,993
Muangthai Capital PCL	60,500	64,524
Origin Property PCL Class F	286,100	30,861
Plan B Media PCL Class F	267,000	24,082
PTG Energy PCL	109,300	32,306
PTT Exploration & Production PCL	145,100	298,446
PTT Global Chemical PCL	213,000	197,958
PTT PCL	1,103,600	1,034,073
Quality Houses PCL	981,000	55,600
Ratch Group PCL NVDR	58,500	101,328
Ratchthani Leasing PCL	298,000	36,141
Sansiri PCL	1,966,900	35,361
Siam Cement PCL	67,165	663,105
Siam Commercial Bank PCL	191,100	403,251

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Siamgas & Petrochemicals PCL (c)	242,200	$56,828
Singha Estate PCL	705,600	27,306
Sino-Thai Engineering & Construction PCL	104,500	36,301
SPCG PCL	112,855	49,176
Srisawad Corp. PCL	84,900	109,949
Supalai PCL	161,300	73,234
Super Energy Corp. PCL	3,551,400	37,876
Thai Airways International PCL (b)	242,200	24,060
Thai Oil PCL	117,200	109,816
Thai Union Group PCL Class F	244,000	102,604
Thai Vegetable Oil PCL	83,600	57,317
Thonburi Healthcare Group PCL	111,000	60,544
Thoresen Thai Agencies PCL	422,000	24,946
TMB Bank PCL	2,510,814	67,327
Total Access Communication PCL	45,600	56,622
True Corp. PCL (c)	1,001,312	95,806
U City PCL Class F (b)	1,076,200	26,563
Unique Engineering & Construction PCL	228,000	26,678
Univentures PCL	358,100	26,189
Vinythai PCL	85,300	46,006
WHA Corp. PCL (c)	459,200	30,784
		10,585,492
TURKEY — 0.1%
Akbank T.A.S. (b)	237,316	199,967
Anadolu Efes Biracilik Ve Malt Sanayii A/S	23,020	59,854
Arcelik A/S (b)	21,397	43,737
Aselsan Elektronik Sanayi Ve Ticaret A/S	44,184	157,155
BIM Birlesik Magazalar A/S	41,200	313,521
Eregli Demir ve Celik Fabrikalari TAS	122,270	139,028
Ford Otomotiv Sanayi A/S	6,094	45,411
Haci Omer Sabanci Holding A/S	140,790	159,286
KOC Holding A/S	71,562	145,207
Petkim Petrokimya Holding A/S (b)	443,776	203,652
TAV Havalimanlari Holding A/S	12,185	30,473
Tupras Turkiye Petrol Rafinerileri A/S (b)	12,883	147,126
Turk Hava Yollari AO (b)	85,741	118,003
Turkcell Iletisim Hizmetleri A/S	100,945	188,149
Turkiye Garanti Bankasi A/S (b)	190,042	233,888
Turkiye Is Bankasi A/S Class C (b)	164,039	117,464
		2,301,921
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	226,966	283,269
Air Arabia PJSC	303,107	78,476
Security Description	Shares	Value
Aldar Properties PJSC	307,385	$126,826
Amanat Holdings PJSC	296,164	51,809
Borr Drilling, Ltd. (b)(c)	8,712	4,126
Dana Gas PJSC	290,758	45,023
Deyaar Development PJSC (b)	788,713	44,994
DP World PLC	14,508	218,078
Dubai Islamic Bank PJSC	117,687	114,939
Emaar Malls PJSC	267,179	77,088
Emaar Properties PJSC	256,763	152,495
Emirates Telecommunications Group Co. PJSC	116,409	439,837
Eshraq Properties Co. PJSC (b)	830,947	43,847
First Abu Dhabi Bank PJSC	196,038	505,457
National Central Cooling Co. PJSC	146,926	76,000
Network International Holdings PLC (b)(f)	47,026	228,264
NMC Health PLC (d)	7,420	21,584
RAK Properties PJSC (b)	457,854	46,619
Union Properties PJSC (b)	971,470	54,468
		2,613,199
UNITED KINGDOM — 8.9%
3i Group PLC	85,532	827,338
888 Holdings PLC	47,272	72,105
A.G. Barr PLC	16,160	96,362
AA PLC	120,393	25,378
AB Dynamics PLC	2,636	37,261
Abcam PLC	16,250	230,305
Admiral Group PLC	16,286	447,742
Advanced Medical Solutions Group PLC	26,844	83,546
Aggreko PLC	23,169	138,230
Airtel Africa PLC	67,990	34,157
Alfa Financial Software Holdings PLC (b)(f)	72,989	68,957
Alliance Pharma PLC	64,517	51,346
Amigo Holdings PLC (c)(f)	81,271	15,098
Anglo Pacific Group PLC	29,575	41,382
Arrow Global Group PLC	8,238	10,771
Ascential PLC (f)	30,220	91,696
Ashmore Group PLC	36,143	158,872
Ashtead Group PLC	41,107	886,947
ASOS PLC (b)	5,014	73,649
Associated British Foods PLC	34,079	762,037
Assura PLC REIT	222,728	230,482
AstraZeneca PLC	120,043	10,677,185
Auto Trader Group PLC (f)	83,499	450,430
Avast PLC (f)	54,744	264,212
AVEVA Group PLC	5,874	252,642
Aviva PLC	359,509	1,179,930
B&M European Value Retail SA	92,422	313,342
Babcock International Group PLC	22,867	107,734
BAE Systems PLC	289,907	1,859,434
Balfour Beatty PLC	75,884	201,019
Bank of Georgia Group PLC	5,714	64,746

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Barclays PLC	1,562,333	$1,772,412
Barratt Developments PLC	92,104	496,989
Beazley PLC	41,835	201,451
Bellway PLC	9,991	264,223
Berkeley Group Holdings PLC	10,818	482,010
Biffa PLC (f)	23,119	50,597
Big Yellow Group PLC REIT	14,991	185,148
Blue Prism Group PLC (b)(c)	6,473	89,704
Bodycote PLC	17,319	121,036
boohoo Group PLC (b)	61,003	143,247
BP PLC	1,857,625	7,604,830
Brewin Dolphin Holdings PLC	34,485	93,459
British American Tobacco PLC	210,267	7,150,402
British Land Co. PLC REIT	79,629	331,493
Britvic PLC	20,986	181,567
BT Group PLC	749,102	1,087,732
Bunzl PLC	30,465	608,751
Burberry Group PLC	40,470	656,691
Cairn Energy PLC (b)	56,269	53,247
Capita PLC (b)	140,018	56,556
Capital & Counties Properties PLC REIT	65,686	133,483
Card Factory PLC	45,059	18,044
Centrica PLC	529,118	248,884
Cineworld Group PLC	58,020	35,314
Civitas Social Housing PLC REIT	94,438	112,343
Clinigen Healthcare, Ltd. (b)	6,639	44,447
Close Brothers Group PLC	11,708	162,512
CNH Industrial NV	92,158	522,178
Coats Group PLC	90,858	47,239
Coca-Cola European Partners PLC (e)	8,800	330,264
Coca-Cola European Partners PLC (e)	11,838	450,078
Compass Group PLC	144,023	2,240,009
Computacenter PLC	6,746	119,392
ConvaTec Group PLC (f)	134,568	308,869
Countryside Properties PLC (f)	43,262	151,989
Craneware PLC	1,700	40,367
Cranswick PLC	4,711	215,289
Crest Nicholson Holdings PLC	28,002	60,356
Croda International PLC	11,659	614,036
Custodian Reit PLC	48,411	59,650
CVS Group PLC	6,658	68,109
Daily Mail & General Trust PLC Class A	14,271	118,637
Dart Group PLC	7,820	52,698
DCC PLC	8,901	554,915
De La Rue PLC	25,937	18,332
Dechra Pharmaceuticals PLC	9,300	267,724
Derwent London PLC REIT	9,603	387,246
Diageo PLC	215,132	6,809,926
Dialog Semiconductor PLC (b)	8,298	214,585
Dignity PLC	11,318	39,285
Diploma PLC	9,179	183,465
Security Description	Shares	Value
Direct Line Insurance Group PLC	135,456	$493,653
Dixons Carphone PLC	75,099	71,871
Domino's Pizza Group PLC	38,448	134,385
Drax Group PLC	32,404	61,176
DS Smith PLC	125,548	424,799
Dunelm Group PLC	6,935	59,962
easyJet PLC (c)	12,809	88,607
Electrocomponents PLC	46,641	296,434
Elementis PLC	57,380	35,091
EMIS Group PLC	9,755	125,064
Empiric Student Property PLC REIT	78,997	64,158
EnQuest PLC (b)(c)	305,590	28,831
Equiniti Group PLC (f)	29,179	62,799
Essentra PLC	20,843	67,352
Euromoney Institutional Investor PLC	8,298	83,342
Experian PLC	82,177	2,279,855
Ferrexpo PLC	26,623	38,133
Fevertree Drinks PLC	9,051	134,745
Fiat Chrysler Automobiles NV	99,774	708,612
First Derivatives PLC	2,570	72,656
Firstgroup PLC (b)	94,834	58,285
FLEX LNG, Ltd. (c)	7,577	38,002
Forterra PLC (f)	29,434	64,453
Frasers Group PLC (b)	19,990	44,964
Frontier Developments PLC (b)	5,571	84,666
Funding Circle Holdings PLC (b)(f)	129,936	88,613
Future PLC	9,077	112,529
G4S PLC	130,844	148,565
Games Workshop Group PLC	2,919	154,794
GB Group PLC	14,835	105,703
GCP Student Living PLC REIT	70,906	115,862
Genus PLC	5,886	237,436
GlaxoSmithKline PLC	456,887	8,558,262
Go-Ahead Group PLC	4,113	41,581
Gocompare.Com Group PLC	68,401	51,906
Grafton Group PLC	19,660	128,441
Grainger PLC	55,385	175,948
Great Portland Estates PLC REIT	20,668	173,829
Greggs PLC	9,198	182,725
Gulf Keystone Petroleum, Ltd.	25,819	21,610
GVC Holdings PLC	52,644	364,019
Halfords Group PLC	44,124	38,105
Halma PLC	33,901	794,823
Hammerson PLC REIT	65,689	62,526
Hargreaves Lansdown PLC	29,488	500,159
Hastings Group Holdings PLC (f)	44,268	101,272
Hays PLC	143,563	204,125
Helical PLC	16,644	70,873
Hill & Smith Holdings PLC	6,431	75,447
Hiscox, Ltd.	26,233	298,226
HomeServe PLC	30,440	395,812

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hotel Chocolat Group PLC	15,284	$52,289
Howden Joinery Group PLC	54,152	340,064
HSBC Holdings PLC	1,858,278	10,413,886
Hunting PLC	13,720	29,199
Hurricane Energy PLC (b)	148,745	19,587
Ibstock PLC (f)	26,496	49,665
IG Design Group PLC	11,749	75,755
IG Group Holdings PLC	33,419	286,252
IMI PLC	28,799	265,400
Imperial Brands PLC	85,709	1,579,051
Inchcape PLC	34,914	186,008
Indivior PLC (b)	116,804	65,971
Informa PLC	117,358	638,109
IntegraFin Holdings PLC	18,318	98,038
InterContinental Hotels Group PLC	15,643	664,352
Intermediate Capital Group PLC	26,272	289,466
International Personal Finance PLC	52,617	49,715
Intertek Group PLC	14,675	855,904
Intu Properties PLC REIT (b)(c)	136,789	7,310
iomart Group PLC (c)	15,727	53,160
IQE PLC (b)(c)	95,123	30,965
ITE Group PLC	92,034	22,481
ITV PLC	373,371	305,870
J D Wetherspoon PLC	3,719	40,573
J Sainsbury PLC	160,118	413,574
JD Sports Fashion PLC	35,004	195,709
John Laing Group PLC (f)	39,128	162,762
John Menzies PLC	4,460	4,225
John Wood Group PLC	48,311	91,769
Johnson Matthey PLC	17,507	385,083
JPJ Group PLC (b)	8,539	77,055
Jupiter Fund Management PLC	35,489	86,864
Just Group PLC (b)	106,609	70,328
Kainos Group PLC	12,651	101,933
Keller Group PLC	10,427	68,308
Kingfisher PLC	190,876	334,695
Lancashire Holdings, Ltd.	17,354	133,520
Land Securities Group PLC REIT	63,717	438,626
Learning Technologies Group PLC	39,365	65,211
Legal & General Group PLC	540,510	1,274,851
Lloyds Banking Group PLC	6,336,013	2,472,783
London Stock Exchange Group PLC	28,473	2,542,666
LondonMetric Property PLC REIT	72,287	157,392
Lookers PLC	98,839	19,362
LXI REIT PLC	73,462	98,137
M&G PLC (b)	235,181	326,572
Man Group PLC	155,317	237,277
Marks & Spencer Group PLC	177,319	214,580
Marshalls PLC	18,096	131,359
Marston's PLC	55,445	28,000
McCarthy & Stone PLC (f)	54,789	43,360
Security Description	Shares	Value
Meggitt PLC	64,866	$232,768
Melrose Industries PLC	442,441	490,804
Micro Focus International PLC ADR (c)	15,603	79,107
Micro Focus International PLC	27,764	136,767
Mitchells & Butlers PLC (b)	14,523	32,422
Mitie Group PLC	40,206	32,405
Mondi PLC	29,219	492,235
Mondi PLC	15,186	258,029
Moneysupermarket.com Group PLC	48,525	180,010
Morgan Advanced Materials PLC	31,654	72,101
Morgan Sindall Group PLC	4,942	72,707
National Express Group PLC	41,661	105,304
National Grid PLC	314,856	3,672,494
NCC Group PLC	31,770	64,932
NewRiver REIT PLC (c)	51,107	37,252
Next PLC	12,245	613,253
Ninety One PLC (b)	26,187	56,142
Northern Drilling, Ltd. (b)	26,942	8,623
Numis Corp. PLC	1,570	4,003
Ocado Group PLC (b)	40,483	606,205
On the Beach Group PLC (f)	15,830	42,699
OneSavings Bank PLC	52,042	161,907
Oxford Biomedica PLC (b)	16,489	107,612
Pagegroup PLC	38,313	171,711
Paragon Banking Group PLC	23,278	95,045
Pearson PLC	70,744	483,479
Pennon Group PLC	38,189	509,748
Persimmon PLC	28,829	680,299
Petrofac, Ltd.	14,738	35,220
Pets at Home Group PLC	44,934	142,423
Phoenix Group Holdings PLC	48,949	375,020
Photo-Me International PLC	61,020	29,584
Picton Property Income, Ltd. REIT (b)	95,313	105,183
Playtech PLC	22,457	46,536
Pollen Street Secured Lending PLC	6,909	59,692
Polypipe Group PLC	19,986	112,452
Premier Oil PLC (b)(c)	77,550	15,979
Primary Health Properties PLC REIT	114,566	227,081
Provident Financial PLC	25,086	66,888
Prudential PLC	235,193	2,941,829
Purplebricks Group PLC (b)	52,714	27,627
PZ Cussons PLC	23,269	54,950
QinetiQ Group PLC	44,858	177,820
Quilter PLC (f)	157,323	227,573
Rathbone Brothers PLC	4,610	84,417
RDI REIT PLC	50,651	40,886
Reckitt Benckiser Group PLC	65,164	4,955,313
Redde Northgate PLC	40,263	69,108
Redrow PLC	20,816	92,115
Regional REIT, Ltd. (f)	91,945	93,815
RELX PLC (e)	158,447	3,375,790

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
RELX PLC (e)	16,922	$359,934
Renishaw PLC	3,292	127,647
Rentokil Initial PLC	167,286	797,572
Restaurant Group PLC	51,115	26,272
Restore PLC	14,057	61,617
Rightmove PLC	79,617	479,336
Rio Tinto PLC	103,475	4,735,315
Rio Tinto, Ltd.	34,525	1,769,890
Rolls-Royce Holdings PLC	158,320	667,973
Rotork PLC	92,419	244,099
Royal Bank of Scotland Group PLC	434,393	597,936
Royal Mail PLC	70,186	108,006
RPS Group PLC	45,184	19,217
RSA Insurance Group PLC	93,806	488,671
RWS Holdings PLC	12,158	68,663
Sabre Insurance Group PLC (f)	20,082	71,170
Safestore Holdings PLC REIT	23,762	187,575
Saga PLC	124,644	26,043
Sage Group PLC	98,511	715,087
Sanne Group PLC	12,797	98,212
Savills PLC	10,943	111,243
Scapa Group PLC (c)	28,695	39,112
Schroder Real Estate Investment Trust, Ltd.	105,428	50,484
Schroders PLC	12,534	382,526
Segro PLC REIT	99,200	936,152
Senior PLC	31,367	27,086
Serco Group PLC (b)	135,092	203,669
Serica Energy PLC (b)	48,012	46,721
Severn Trent PLC	21,635	611,361
Shaftesbury PLC REIT	13,712	104,385
SIG PLC	71,606	20,429
Signature Aviation PLC	142,333	288,721
Smart Metering Systems PLC (c)	13,920	114,673
Smith & Nephew PLC	79,147	1,391,881
Smiths Group PLC	35,838	539,401
Softcat PLC	10,760	136,777
Spectris PLC	11,660	350,695
Spirax-Sarco Engineering PLC	6,664	667,861
Spire Healthcare Group PLC (f)	49,079	47,528
Spirent Communications PLC	55,337	140,115
SSE PLC	93,600	1,501,460
SSP Group PLC	40,224	151,299
St James's Place PLC	45,874	427,627
St Modwen Properties PLC	17,643	71,938
Stagecoach Group PLC	45,711	39,076
Standard Chartered PLC	245,753	1,356,366
Standard Life Aberdeen PLC	212,435	585,264
Standard Life Investment Property Income Trust, Ltd. REIT	64,848	67,443
Stobart Group, Ltd. (c)	4,513	2,668
Subsea 7 SA	16,394	76,663
Superdry PLC	20,715	27,321
Security Description	Shares	Value
Synthomer PLC	20,813	$62,711
TalkTalk Telecom Group PLC	67,139	70,119
Tate & Lyle PLC	42,368	344,103
Taylor Wimpey PLC	296,688	426,183
Telecom Plus PLC	4,674	71,980
Tesco PLC	885,893	2,497,455
TORM PLC (b)	8,442	69,942
TP ICAP PLC	50,423	209,343
Trainline PLC (b)(f)	41,307	171,199
Travis Perkins PLC	23,244	252,242
Tritax Big Box REIT PLC	154,408	214,570
Tullow Oil PLC	111,829	14,172
UK Commercial Property REIT, Ltd.	128,022	119,352
Ultra Electronics Holdings PLC	5,270	130,159
Unilever NV	134,562	6,580,012
Unilever PLC	101,866	5,128,230
UNITE Group PLC REIT	26,445	263,449
United Utilities Group PLC	61,682	689,268
Urban & Civic PLC	24,078	61,508
Vectura Group PLC	109,978	132,276
Vesuvius PLC	17,220	68,839
Victoria PLC (b)	5,835	15,121
Victrex PLC	7,821	188,601
Virgin Money UK PLC (b)	115,808	88,130
Vistry Group PLC	17,396	123,781
Vodafone Group PLC	2,421,424	3,344,105
Watkin Jones PLC	28,675	54,729
Weir Group PLC	21,426	190,236
WH Smith PLC	10,408	145,937
Whitbread PLC	12,094	447,446
William Hill PLC	67,820	56,125
Wm Morrison Supermarkets PLC	217,472	474,278
Workspace Group PLC REIT	11,884	111,297
WPP PLC	119,446	810,699
		170,088,843
UNITED STATES — 0.2%
Alacer Gold Corp. (b)	26,200	83,569
Bizlink Holding, Inc.	10,000	53,739
BRP, Inc.	2,900	46,780
Burford Capital, Ltd.	18,434	94,450
Carnival PLC	12,859	153,217
Charlottes Web Holdings, Inc. (b)	5,500	23,533
Constellium SE (b)(c)	11,000	57,310
Diversified Gas & Oil PLC	66,708	72,977
Ferguson PLC	20,492	1,264,877
Ovintiv, Inc. (c)	6,866	18,538
Ovintiv, Inc. (c)	23,540	63,838
Primo Water Corp.	13,100	117,530
QIAGEN NV (b)	20,331	816,703
Reliance Worldwide Corp., Ltd.	59,318	94,366
Sims, Ltd.	10,544	39,035

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TI Fluid Systems PLC (f)	21,178	$38,602
		3,039,064
TOTAL COMMON STOCKS (Cost $1,997,844,783)		1,782,834,850

RIGHTS — 0.0% (a)
CHINA — 0.0% (a)
Legend Holdings Corp. (expiring 5/19/23) (b) (d)	4,638	—
INDIA — 0.0% (a)
Arvind Fashions, Ltd. (expiring 4/17/20) (b)	3,675	—
TOTAL RIGHTS (Cost $0)		—
WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 2/16/21) (b)	61,990	1,095
Minor International PCL (expiring 12/31/21) (b)	2,000	84
Minor International PCL (expiring 9/30/21) (b)	9,818	422
TOTAL WARRANTS (Cost $0)		1,601
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (h) (i)	8	8
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (h) (i)	99,542,397	99,542,397
State Street Navigator Securities Lending Portfolio II (j) (k)	29,184,507	29,184,507
TOTAL SHORT-TERM INVESTMENTS (Cost $128,726,912)		128,726,912
TOTAL INVESTMENTS — 100.4% (Cost $2,126,571,695)		1,911,563,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(6,933,709)
NET ASSETS — 100.0%		$1,904,629,654

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $22,137, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	When-issued security.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2020.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets	740	06/19/2020	$30,488,498	$31,187,300	$698,802
S&P/TSX 60 Index Future (long)	82	06/18/2020	8,631,298	9,381,305	750,007
Mini MSCI EAFE (long)	978	06/19/2020	67,677,327	76,249,770	8,572,443
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Total unrealized appreciation/depreciation on open futures contracts.					$10,021,252
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$239,787,213	$1,543,025,500	$22,137	$1,782,834,850
Rights	—	—	0(a)	0
Warrants	1,517	84	—	1,601
Short-Term Investments	128,726,912	—	—	128,726,912
TOTAL INVESTMENTS	$368,515,642	$1,543,025,584	$22,137	$1,911,563,363
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	10,021,252	—	—	10,021,252
TOTAL OTHER FINANCIAL INSTRUMENTS:	$10,021,252	$—	$—	$10,021,252
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$378,536,894	$1,543,025,584	$22,137	$1,921,584,615
(a)	The Portfolio held a Level 3 security that was valued at $0 at March 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	118,930,112	$118,942,005	$105,997,375	$224,948,056	$8,586	$98	8	$8	$298,588
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	333,139,820	233,597,423	—	—	99,542,397	99,542,397	168,542
State Street Navigator Securities Lending Portfolio II	25,878,290	25,878,290	69,322,303	66,016,086	—	—	29,184,507	29,184,507	133,248
Total		$144,820,295	$508,459,498	$524,561,565	$8,586	$98		$128,726,912	$600,378
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.2%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	5,060	$89,866
Aerojet Rocketdyne Holdings, Inc. (a)	11,479	480,167
AeroVironment, Inc. (a)	3,300	201,168
Astronics Corp. (a)	3,368	30,918
Axon Enterprise, Inc. (a)	9,092	643,441
BWX Technologies, Inc.	15,026	731,916
Cubic Corp.	4,900	202,419
Curtiss-Wright Corp.	6,738	622,659
Ducommun, Inc. (a)	1,600	39,760
HEICO Corp.	6,817	508,616
HEICO Corp. Class A	12,097	772,998
Hexcel Corp.	13,117	487,821
Kratos Defense & Security Solutions, Inc. (a)	14,100	195,144
Maxar Technologies, Inc. (a) (b)	9,400	100,392
Mercury Systems, Inc. (a)	8,500	606,390
Moog, Inc. Class A	4,889	247,041
National Presto Industries, Inc.	765	54,170
Park Aerospace Corp.	2,700	34,020
Parsons Corp. (a)	3,020	96,519
Spirit AeroSystems Holdings, Inc. Class A	16,286	389,724
Teledyne Technologies, Inc. (a)	5,621	1,670,955
Triumph Group, Inc.	7,345	49,652
Vectrus, Inc. (a)	1,700	70,397
		8,326,153
AIR FREIGHT & LOGISTICS — 0.3%
Air Transport Services Group, Inc. (a)	9,200	168,176
Atlas Air Worldwide Holdings, Inc. (a)	3,682	94,517
Echo Global Logistics, Inc. (a)	4,236	72,351
Forward Air Corp.	4,400	222,860
Hub Group, Inc. Class A (a)	5,117	232,670
Radiant Logistics, Inc. (a)	5,553	21,490
XPO Logistics, Inc. (a) (b)	14,459	704,876
		1,516,940
AIRLINES — 0.2%
Allegiant Travel Co.	2,032	166,218
Copa Holdings SA Class A	4,946	224,004
Hawaiian Holdings, Inc.	7,145	74,594
JetBlue Airways Corp. (a)	45,436	406,652
Mesa Air Group, Inc. (a)	4,400	14,476
SkyWest, Inc.	7,700	201,663
Spirit Airlines, Inc. (a)	10,790	139,083
		1,226,690
Security Description	Shares	Value
AUTO COMPONENTS — 0.7%
Adient PLC (a)	13,800	$125,166
American Axle & Manufacturing Holdings, Inc. (a)	17,550	63,355
Cooper Tire & Rubber Co.	7,900	128,770
Cooper-Standard Holdings, Inc. (a)	2,390	24,545
Dana, Inc.	22,647	176,873
Dorman Products, Inc. (a)	4,199	232,079
Fox Factory Holding Corp. (a)	5,900	247,800
Gentex Corp.	40,023	886,910
Gentherm, Inc. (a)	5,154	161,836
Goodyear Tire & Rubber Co.	36,700	213,594
LCI Industries	3,836	256,360
Lear Corp.	9,629	782,356
Modine Manufacturing Co. (a)	7,183	23,345
Motorcar Parts of America, Inc. (a)	2,900	36,482
Standard Motor Products, Inc.	3,308	137,514
Stoneridge, Inc. (a)	4,182	70,048
Tenneco, Inc. Class A (b)	7,368	26,525
Visteon Corp. (a)	4,337	208,089
		3,801,647
AUTOMOBILES — 2.1%
Tesla, Inc. (a)	22,706	11,897,944
Thor Industries, Inc. (b)	8,351	352,245
Winnebago Industries, Inc. (b)	4,900	136,269
		12,386,458
BANKS — 5.3%
1st Constitution Bancorp	1,300	17,225
1st Source Corp.	2,220	71,995
ACNB Corp.	1,220	36,600
Allegiance Bancshares, Inc.	2,900	69,919
Amalgamated Bank Class A	2,000	21,640
Amerant Bancorp, Inc. (a)	3,000	46,170
American National Bankshares, Inc.	1,600	38,240
Ameris Bancorp	9,544	226,765
Ames National Corp.	1,302	26,626
Arrow Financial Corp.	1,937	53,984
Associated Banc-Corp.	24,430	312,460
Atlantic Capital Bancshares, Inc. (a)	3,100	36,797
Atlantic Union Bankshares Corp.	12,519	274,166
Banc of California, Inc.	7,113	56,904
BancFirst Corp.	2,852	95,171
Bancorp, Inc. (a)	7,300	44,311
BancorpSouth Bank	15,555	294,301
Bank First Corp.	900	50,400
Bank of Commerce Holdings	2,429	19,116
Bank of Hawaii Corp.	6,226	343,924
Bank of Marin Bancorp	2,044	61,320
Bank of NT Butterfield & Son, Ltd.	8,300	141,349
Bank of Princeton	900	20,925
Bank OZK	19,157	319,922
Bank7 Corp.	500	3,970
BankFinancial Corp.	2,191	19,303
BankUnited, Inc.	14,827	277,265
Bankwell Financial Group, Inc.	1,000	15,260

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Banner Corp.	5,500	$181,720
Bar Harbor Bankshares	2,380	41,126
Baycom Corp. (a)	1,620	19,521
BCB Bancorp, Inc.	2,300	24,495
Berkshire Hills Bancorp, Inc.	7,116	105,744
BOK Financial Corp.	5,008	213,141
Boston Private Financial Holdings, Inc.	13,065	93,415
Bridge Bancorp, Inc.	2,600	55,016
Brookline Bancorp, Inc.	12,300	138,744
Bryn Mawr Bank Corp.	3,105	88,120
Business First Bancshares, Inc.	1,800	24,300
Byline Bancorp, Inc.	3,400	35,258
C&F Financial Corp.	500	19,950
Cadence BanCorp	19,700	129,035
Cambridge Bancorp (b)	700	36,400
Camden National Corp.	2,302	72,398
Capital Bancorp, Inc. (a)	1,100	13,772
Capital City Bank Group, Inc.	2,000	40,240
Capstar Financial Holdings, Inc.	2,100	20,769
Carolina Financial Corp.	3,700	95,719
Carter Bank & Trust	3,300	30,294
Cathay General Bancorp	12,054	276,639
CBTX, Inc.	2,790	49,578
CenterState Bank Corp.	18,929	326,147
Central Pacific Financial Corp.	4,354	69,229
Central Valley Community Bancorp	1,600	20,864
Century Bancorp, Inc. Class A	436	27,137
Chemung Financial Corp.	504	16,622
CIT Group, Inc.	14,959	258,192
Citizens & Northern Corp.	1,800	36,000
City Holding Co.	2,449	162,932
Civista Bancshares, Inc.	2,400	35,904
CNB Financial Corp.	2,300	43,401
Coastal Financial Corp. (a)	1,100	11,561
Codorus Valley Bancorp, Inc.	1,338	21,542
Colony Bankcorp, Inc.	1,200	15,000
Columbia Banking System, Inc.	11,358	304,394
Commerce Bancshares, Inc.	15,979	804,543
Community Bank System, Inc.	7,939	466,813
Community Bankers Trust Corp.	2,999	14,545
Community Financial Corp.	800	17,680
Community Trust Bancorp, Inc.	2,403	76,391
ConnectOne Bancorp, Inc.	5,134	69,001
CrossFirst Bankshares, Inc. (a) (b)	7,200	60,480
Cullen/Frost Bankers, Inc. (b)	8,956	499,655
Customers Bancorp, Inc. (a)	4,200	45,906
CVB Financial Corp.	21,000	421,050
Dime Community Bancshares, Inc.	4,900	67,179
Eagle Bancorp, Inc.	5,100	154,071
East West Bancorp, Inc.	22,886	589,086
Enterprise Bancorp, Inc.	1,378	37,192
Enterprise Financial Services Corp.	3,800	106,058
Equity Bancshares, Inc. Class A (a)	2,200	37,950
Esquire Financial Holdings, Inc. (a)	1,000	15,050
Evans Bancorp, Inc.	700	17,017
Security Description	Shares	Value
Farmers & Merchants Bancorp, Inc. (b)	1,524	$39,487
Farmers National Banc Corp.	4,066	47,288
FB Financial Corp.	2,700	53,244
Fidelity D&D Bancorp, Inc. (b)	400	20,408
Financial Institutions, Inc.	2,280	41,359
First BanCorp	33,700	179,284
First Bancorp, Inc.	1,500	33,000
First BanCorp/Southern Pines	4,613	106,468
First Bancshares, Inc.	2,600	49,582
First Bank	2,300	15,962
First Busey Corp.	8,049	137,718
First Business Financial Services, Inc.	1,200	18,600
First Capital, Inc. (b)	500	29,950
First Choice Bancorp	1,520	22,815
First Citizens BancShares, Inc. Class A	1,098	365,491
First Commonwealth Financial Corp.	15,400	140,756
First Community Bankshares, Inc.	2,700	62,910
First Financial Bancorp	15,282	227,855
First Financial Bankshares, Inc.	20,402	547,590
First Financial Corp.	2,000	67,440
First Financial Northwest, Inc.	1,165	11,697
First Foundation, Inc.	6,150	62,853
First Guaranty Bancshares, Inc.	803	11,587
First Hawaiian, Inc.	20,700	342,171
First Horizon National Corp.	48,555	391,353
First Internet Bancorp	1,500	24,630
First Interstate BancSystem, Inc. Class A	5,982	172,521
First Merchants Corp.	8,520	225,695
First Mid-Illinois Bancshares, Inc.	2,300	54,602
First Midwest Bancorp, Inc.	16,734	221,475
First Northwest Bancorp	1,202	13,066
First of Long Island Corp.	3,450	59,858
Flushing Financial Corp.	4,200	56,112
FNB Corp.	51,133	376,850
FNCB Bancorp, Inc.	2,700	18,657
Franklin Financial Network, Inc.	1,955	39,862
Franklin Financial Services Corp.	600	16,470
Fulton Financial Corp.	25,200	289,548
FVCBankcorp, Inc. (a)	1,900	25,308
German American Bancorp, Inc.	3,904	107,165
Glacier Bancorp, Inc.	13,600	462,468
Great Southern Bancorp, Inc.	1,668	67,387
Great Western Bancorp, Inc.	8,915	182,579
Guaranty Bancshares, Inc.	1,250	28,925
Hancock Whitney Corp.	13,586	265,199
Hanmi Financial Corp.	4,800	52,080
HarborOne Bancorp, Inc. (a)	3,729	28,079
Hawthorn Bancshares, Inc.	900	16,515
HBT Financial, Inc.	1,300	13,689
Heartland Financial USA, Inc.	5,500	166,100
Heritage Commerce Corp.	8,566	65,701
Heritage Financial Corp.	5,800	116,000

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hilltop Holdings, Inc.	11,000	$166,320
Home BancShares, Inc.	24,314	291,525
HomeTrust Bancshares, Inc.	2,309	36,759
Hope Bancorp, Inc.	18,921	155,531
Horizon Bancorp, Inc.	5,840	57,582
Howard Bancorp, Inc. (a)	1,881	20,428
IBERIABANK Corp.	8,192	296,223
Independent Bank Corp.	5,192	334,209
Independent Bank Corp.	3,418	43,990
Independent Bank Group, Inc.	5,636	133,460
International Bancshares Corp.	8,690	233,587
Investar Holding Corp.	1,300	16,601
Investors Bancorp, Inc.	35,714	285,355
Lakeland Bancorp, Inc.	7,600	82,156
Lakeland Financial Corp.	3,828	140,679
LCNB Corp.	1,900	23,940
Level One Bancorp, Inc.	700	12,600
Live Oak Bancshares, Inc.	4,090	51,002
Macatawa Bank Corp.	3,866	27,526
Mackinac Financial Corp.	1,400	14,630
MainStreet Bancshares, Inc. (a)	1,100	18,436
Malvern Bancorp, Inc. (a)	1,100	13,475
Mercantile Bank Corp.	2,400	50,808
Metrocity Bankshares, Inc. (b)	2,300	27,002
Metropolitan Bank Holding Corp. (a)	1,000	26,930
Mid Penn Bancorp, Inc.	1,100	22,275
Midland States Bancorp, Inc.	3,402	59,501
MidWestOne Financial Group, Inc.	1,751	36,666
MutualFirst Financial, Inc.	836	23,575
MVB Financial Corp.	1,430	18,233
National Bank Holdings Corp. Class A	4,600	109,940
National Bankshares, Inc.	937	29,890
NBT Bancorp, Inc.	6,700	217,013
Nicolet Bankshares, Inc. (a)	1,400	76,412
Northeast Bank (a)	1,200	13,992
Northrim BanCorp, Inc.	900	24,300
Norwood Financial Corp.	850	22,695
Oak Valley Bancorp (b)	1,100	17,314
OFG Bancorp	7,900	88,322
Ohio Valley Banc Corp.	600	17,988
Old National Bancorp	26,561	350,340
Old Second Bancorp, Inc.	4,300	29,713
Opus Bank	3,400	58,922
Origin Bancorp, Inc.	3,000	60,750
Orrstown Financial Services, Inc.	1,500	20,655
Pacific Mercantile Bancorp (a)	3,100	14,601
Pacific Premier Bancorp, Inc.	9,151	172,405
PacWest Bancorp	18,634	333,921
Park National Corp.	2,072	160,870
Parke Bancorp, Inc.	1,562	21,071
PCB Bancorp	1,930	18,875
Peapack Gladstone Financial Corp.	2,900	52,055
Penns Woods Bancorp, Inc.	970	23,571
Peoples Bancorp of North Carolina, Inc.	730	14,863
Security Description	Shares	Value
Peoples Bancorp, Inc.	2,800	$62,020
Peoples Financial Services Corp.	1,039	41,290
People's Utah Bancorp	2,341	45,345
Pinnacle Financial Partners, Inc.	11,839	444,436
Popular, Inc.	14,910	521,850
Preferred Bank	2,130	72,037
Premier Financial Bancorp, Inc.	1,912	23,709
Professional Holding Corp. Class A (a)	500	7,975
Prosperity Bancshares, Inc.	14,440	696,730
QCR Holdings, Inc.	2,220	60,095
RBB Bancorp	2,400	32,928
Red River Bancshares, Inc.	700	26,054
Reliant Bancorp, Inc. (b)	1,500	16,905
Renasant Corp.	8,761	191,340
Republic Bancorp, Inc. Class A	1,500	49,545
Republic First Bancorp, Inc. (a)	7,000	15,330
Richmond Mutual Bancorporation, Inc. (a)	1,900	19,380
S&T Bancorp, Inc.	5,963	162,909
Sandy Spring Bancorp, Inc.	5,397	122,188
SB One Bancorp	1,300	22,100
Seacoast Banking Corp. of Florida (a)	7,900	144,649
Select Bancorp, Inc. (a)	2,228	17,000
ServisFirst Bancshares, Inc.	7,500	219,900
Shore Bancshares, Inc.	1,855	20,127
Sierra Bancorp	2,100	36,918
Signature Bank	8,314	668,362
Silvergate Capital Corp. Class A (a) (b)	600	5,724
Simmons First National Corp. Class A	14,986	275,742
SmartFinancial, Inc.	1,802	27,408
South Plains Financial, Inc.	1,500	23,235
South State Corp.	5,245	308,039
Southern First Bancshares, Inc. (a)	1,100	31,207
Southern National Bancorp of Virginia, Inc.	2,825	27,798
Southside Bancshares, Inc.	5,004	152,072
Spirit of Texas Bancshares, Inc. (a)	2,000	20,680
Sterling Bancorp	30,905	322,957
Stock Yards Bancorp, Inc.	3,200	92,576
Summit Financial Group, Inc.	1,600	33,936
Synovus Financial Corp.	22,139	388,761
TCF Financial Corp.	23,863	540,736
Texas Capital Bancshares, Inc. (a)	7,948	176,207
Tompkins Financial Corp.	2,242	160,976
Towne Bank	10,490	189,764
TriCo Bancshares	4,162	124,111
TriState Capital Holdings, Inc. (a)	4,100	39,647
Triumph Bancorp, Inc. (a)	3,521	91,546
Trustmark Corp.	10,077	234,794
UMB Financial Corp.	6,989	324,150
Umpqua Holdings Corp.	34,787	379,178
Union Bankshares, Inc.	600	13,500
United Bankshares, Inc.	15,300	353,124

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
United Community Banks, Inc.	12,361	$226,330
United Security Bancshares	2,100	13,440
Unity Bancorp, Inc.	1,200	14,040
Univest Financial Corp.	4,540	74,093
Valley National Bancorp	60,842	444,755
Veritex Holdings, Inc.	7,786	108,770
Washington Trust Bancorp, Inc.	2,323	84,929
Webster Financial Corp.	14,457	331,065
WesBanco, Inc.	10,202	241,787
West Bancorporation, Inc.	2,500	40,875
Westamerica Bancorporation	4,085	240,116
Western Alliance Bancorp	15,018	459,701
Wintrust Financial Corp.	9,028	296,660
		31,170,456
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	1,263	464,228
Celsius Holdings, Inc. (a) (b)	4,100	17,261
Coca-Cola Consolidated, Inc.	698	145,554
Craft Brew Alliance, Inc. (a)	1,700	25,330
Keurig Dr. Pepper, Inc. (b)	37,400	907,698
MGP Ingredients, Inc.	2,000	53,780
National Beverage Corp. (a) (b)	1,870	79,756
New Age Beverages Corp. (a) (b)	11,300	15,707
Primo Water Corp.	3,382	30,641
		1,739,955
BIOTECHNOLOGY — 6.1%
89bio, Inc. (a) (b)	500	12,625
Abeona Therapeutics, Inc. (a) (b)	8,286	17,401
ACADIA Pharmaceuticals, Inc. (a) (b)	17,709	748,205
Acceleron Pharma, Inc. (a) (b)	7,100	638,077
Acorda Therapeutics, Inc. (a)	7,000	6,528
Adamas Pharmaceuticals, Inc. (a)	3,300	9,537
ADMA Biologics, Inc. (a) (b)	10,600	30,528
Aduro Biotech, Inc. (a)	10,454	28,644
Adverum Biotechnologies, Inc. (a)	9,900	96,723
Aeglea BioTherapeutics, Inc. (a)	3,700	17,242
Affimed NV (a)	10,400	16,432
Agenus, Inc. (a)	15,800	38,710
AgeX Therapeutics, Inc. (a) (b)	3,010	2,799
Agios Pharmaceuticals, Inc. (a) (b)	9,504	337,202
Aimmune Therapeutics, Inc. (a) (b)	7,100	102,382
Akcea Therapeutics, Inc. (a) (b)	2,000	28,600
Akebia Therapeutics, Inc. (a)	18,517	140,359
Akero Therapeutics, Inc. (a) (b)	1,300	27,560
Albireo Pharma, Inc. (a)	1,900	31,103
Aldeyra Therapeutics, Inc. (a)	3,740	9,238
Alector, Inc. (a) (b)	5,399	130,278
Alkermes PLC (a)	24,562	354,184
Allakos, Inc. (a) (b)	3,100	137,919
Allogene Therapeutics, Inc. (a) (b)	6,100	118,584
Alnylam Pharmaceuticals, Inc. (a) (b)	16,868	1,836,082
AMAG Pharmaceuticals, Inc. (a)	4,899	30,276
Amicus Therapeutics, Inc. (a)	40,141	370,903
AnaptysBio, Inc. (a) (b)	3,814	53,892
Security Description	Shares	Value
Anavex Life Sciences Corp. (a) (b)	7,700	$24,255
Anika Therapeutics, Inc. (a)	2,047	59,179
Apellis Pharmaceuticals, Inc. (a)	9,000	241,110
Applied Therapeutics, Inc. (a)	1,241	40,568
Aprea Therapeutics, Inc. (a)	1,000	34,760
Arcus Biosciences, Inc. (a)	5,100	70,788
Arcutis Biotherapeutics, Inc. (a)	1,600	47,680
Ardelyx, Inc. (a)	9,400	53,439
Arena Pharmaceuticals, Inc. (a)	7,930	333,060
Arrowhead Pharmaceuticals, Inc. (a)	15,700	451,689
Assembly Biosciences, Inc. (a)	4,300	63,769
Atara Biotherapeutics, Inc. (a) (b)	7,800	66,378
Athenex, Inc. (a) (b)	10,698	82,803
Athersys, Inc. (a) (b)	20,281	60,843
Atreca, Inc. Class A (a)	2,600	43,030
Avid Bioservices, Inc. (a) (b)	8,168	41,738
Avrobio, Inc. (a)	3,498	54,429
Axcella Health, Inc. (a)	1,100	3,762
Baudax Bio, Inc. (a) (b)	1,360	3,373
Beam Therapeutics, Inc. (a)	1,900	34,200
Beyondspring, Inc. (a)	2,000	25,620
BioCryst Pharmaceuticals, Inc. (a)	23,245	46,490
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	6,700	228,001
BioMarin Pharmaceutical, Inc. (a)	28,113	2,375,548
BioSpecifics Technologies Corp. (a)	926	52,384
Bioxcel Therapeutics, Inc. (a)	995	22,238
Black Diamond Therapeutics, Inc. (a)	1,800	44,910
Bluebird Bio, Inc. (a)	8,721	400,817
Blueprint Medicines Corp. (a)	8,442	493,688
Bridgebio Pharma, Inc. (a) (b)	11,800	342,200
Cabaletta Bio, Inc. (a)	1,200	8,760
Calithera Biosciences, Inc. (a)	8,400	37,296
Calyxt, Inc. (a) (b)	1,300	4,329
CareDx, Inc. (a) (b)	6,500	141,895
CASI Pharmaceuticals, Inc. (a) (b)	7,500	15,300
Castle Biosciences, Inc. (a)	1,400	41,734
Catalyst Pharmaceuticals, Inc. (a) (b)	15,147	58,316
Celcuity, Inc. (a) (b)	1,015	6,598
Cellular Biomedicine Group, Inc. (a) (b)	1,900	30,058
CEL-SCI Corp. (a) (b)	4,995	57,642
Centogene NV (a) (b)	300	6,000
Checkpoint Therapeutics, Inc. (a) (b)	3,775	5,700
ChemoCentryx, Inc. (a)	6,400	257,152
Chimerix, Inc. (a)	8,597	12,380
Clovis Oncology, Inc. (a) (b)	7,880	50,117
Coherus Biosciences, Inc. (a) (b)	9,800	158,956
Concert Pharmaceuticals, Inc. (a)	4,098	36,226
Constellation Pharmaceuticals, Inc. (a) (b)	2,900	91,147
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	9,996	52,379
Cortexyme, Inc. (a)	1,800	82,098
Crinetics Pharmaceuticals, Inc. (a) (b)	1,600	23,520

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Cue Biopharma, Inc. (a)	3,085	$43,776
Cyclerion Therapeutics, Inc. (a) (b)	3,340	8,851
Cytokinetics, Inc. (a) (b)	8,696	102,526
CytomX Therapeutics, Inc. (a)	6,675	51,197
Deciphera Pharmaceuticals, Inc. (a)	3,300	135,861
Denali Therapeutics, Inc. (a) (b)	8,200	143,582
Dicerna Pharmaceuticals, Inc. (a)	8,400	154,308
Dynavax Technologies Corp. (a) (b)	13,038	46,024
Eagle Pharmaceuticals, Inc. (a)	1,405	64,630
Editas Medicine, Inc. (a) (b)	8,100	160,623
Eidos Therapeutics, Inc. (a) (b)	1,740	85,243
Eiger BioPharmaceuticals, Inc. (a)	3,475	23,630
Emergent BioSolutions, Inc. (a)	7,200	416,592
Enanta Pharmaceuticals, Inc. (a)	3,000	154,290
Enochian Biosciences, Inc. (a) (b)	2,510	7,530
Epizyme, Inc. (a) (b)	12,238	189,811
Esperion Therapeutics, Inc. (a) (b)	4,000	126,120
Evelo Biosciences, Inc. (a) (b)	2,135	8,017
Exact Sciences Corp. (a) (b)	22,061	1,279,538
Exelixis, Inc. (a)	47,085	810,804
Fate Therapeutics, Inc. (a) (b)	9,560	212,328
FibroGen, Inc. (a)	12,308	427,703
Five Prime Therapeutics, Inc. (a)	4,947	11,230
Flexion Therapeutics, Inc. (a) (b)	5,300	41,711
Forty Seven, Inc. (a)	4,004	382,062
Frequency Therapeutics, Inc. (a)	1,000	17,810
G1 Therapeutics, Inc. (a) (b)	5,285	58,241
Galectin Therapeutics, Inc. (a) (b)	5,683	11,139
Galera Therapeutics, Inc. (a)	200	1,900
Geron Corp. (a) (b)	29,083	34,609
Global Blood Therapeutics, Inc. (a) (b)	9,138	466,860
GlycoMimetics, Inc. (a)	4,791	10,923
Gossamer Bio, Inc. (a) (b)	6,700	68,005
Gritstone Oncology, Inc. (a) (b)	3,500	20,370
Halozyme Therapeutics, Inc. (a) (b)	21,252	382,323
Harpoon Therapeutics, Inc. (a) (b)	1,190	13,780
Heron Therapeutics, Inc. (a) (b)	13,226	155,273
Homology Medicines, Inc. (a)	3,900	60,606
Hookipa Pharma, Inc. (a)	1,385	11,426
IGM Biosciences, Inc. (a)	800	44,920
ImmunoGen, Inc. (a)	26,500	90,365
Immunomedics, Inc. (a) (b)	29,872	402,675
Inovio Pharmaceuticals, Inc. (a) (b)	14,911	110,938
Insmed, Inc. (a) (b)	13,933	223,346
Intellia Therapeutics, Inc. (a) (b)	6,100	74,603
Intercept Pharmaceuticals, Inc. (a)	3,969	249,888
Invitae Corp. (a) (b)	13,600	185,912
Ionis Pharmaceuticals, Inc. (a)	20,173	953,779
Iovance Biotherapeutics, Inc. (a) (b)	18,400	550,804
Ironwood Pharmaceuticals, Inc. (a) (b)	24,500	247,205
Jounce Therapeutics, Inc. (a)	2,300	10,925
Kadmon Holdings, Inc. (a) (b)	25,200	105,588
KalVista Pharmaceuticals, Inc. (a)	1,800	13,770
Karuna Therapeutics, Inc. (a)	1,600	115,200
Security Description	Shares	Value
Karyopharm Therapeutics, Inc. (a) (b)	9,400	$180,574
Kezar Life Sciences, Inc. (a)	4,730	20,623
Kindred Biosciences, Inc. (a)	5,500	22,000
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,125	32,895
Kodiak Sciences, Inc. (a) (b)	4,400	209,880
Krystal Biotech, Inc. (a) (b)	1,600	69,184
Kura Oncology, Inc. (a)	5,400	53,730
La Jolla Pharmaceutical Co. (a) (b)	3,645	15,309
Lexicon Pharmaceuticals, Inc. (a) (b)	6,521	12,716
Ligand Pharmaceuticals, Inc. (a) (b)	2,729	198,453
Lineage Cell Therapeutics, Inc. (a) (b)	19,322	16,001
LogicBio Therapeutics, Inc. (a) (b)	1,475	7,287
MacroGenics, Inc. (a)	7,434	43,266
Madrigal Pharmaceuticals, Inc. (a) (b)	1,440	96,134
Magenta Therapeutics, Inc. (a)	2,800	17,584
MannKind Corp. (a) (b)	27,600	28,428
Marker Therapeutics, Inc. (a) (b)	4,870	9,253
MediciNova, Inc. (a) (b)	5,900	21,948
MEI Pharma, Inc. (a)	15,314	24,656
MeiraGTx Holdings PLC (a)	2,500	33,600
Mersana Therapeutics, Inc. (a)	5,600	32,648
Millendo Therapeutics, Inc. (a)	1,920	10,138
Minerva Neurosciences, Inc. (a)	4,580	27,572
Mirati Therapeutics, Inc. (a) (b)	4,664	358,522
Mirum Pharmaceuticals, Inc. (a) (b)	797	11,158
Moderna, Inc. (a) (b)	35,200	1,054,240
Molecular Templates, Inc. (a)	3,115	41,398
Momenta Pharmaceuticals, Inc. (a)	17,787	483,806
Morphic Holding, Inc. (a) (b)	1,600	23,488
Mustang Bio, Inc. (a)	4,805	12,877
Myriad Genetics, Inc. (a)	11,151	159,571
Natera, Inc. (a)	9,800	292,628
Neon Therapeutics, Inc. (a) (b)	2,300	6,072
Neurocrine Biosciences, Inc. (a)	14,371	1,243,810
NextCure, Inc. (a)	2,200	81,554
Novavax, Inc. (a) (b)	4,872	66,162
Oncocyte Corp. (a)	3,885	9,518
OPKO Health, Inc. (a) (b)	60,480	81,043
Organogenesis Holdings, Inc. (a)	1,898	6,131
Oyster Point Pharma, Inc. (a) (b)	900	31,500
Palatin Technologies, Inc. (a) (b)	32,200	13,640
PDL BioPharma, Inc. (a)	17,655	49,787
Pfenex, Inc. (a)	4,397	38,782
PhaseBio Pharmaceuticals, Inc. (a) (b)	2,496	8,262
Pieris Pharmaceuticals, Inc. (a)	6,500	14,820
PolarityTE, Inc. (a) (b)	2,200	2,376
Portola Pharmaceuticals, Inc. (a) (b)	11,941	85,139
Precigen, Inc. (a) (b)	11,441	38,899
Precision BioSciences, Inc. (a)	5,300	31,959
Prevail Therapeutics, Inc. (a)	2,100	25,599
Principia Biopharma, Inc. (a)	2,900	172,202

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	12,800	$48,640
Protagonist Therapeutics, Inc. (a)	2,502	17,664
Prothena Corp. PLC (a)	6,300	67,410
PTC Therapeutics, Inc. (a)	9,500	423,795
Puma Biotechnology, Inc. (a)	4,507	38,039
Ra Pharmaceuticals, Inc. (a)	5,500	264,055
Radius Health, Inc. (a) (b)	7,055	91,715
Rapt Therapeutics, Inc. (a)	200	4,254
REGENXBIO, Inc. (a)	5,200	168,376
Replimenu Group, Inc. (a) (b)	1,900	18,943
Retrophin, Inc. (a)	6,498	94,806
REVOLUTION Medicines, Inc. (a)	2,100	46,011
Rhythm Pharmaceuticals, Inc. (a) (b)	4,600	70,012
Rigel Pharmaceuticals, Inc. (a) (b)	26,389	41,167
Rocket Pharmaceuticals, Inc. (a) (b)	5,000	69,750
Rubius Therapeutics, Inc. (a) (b)	5,100	22,695
Sage Therapeutics, Inc. (a) (b)	8,074	231,885
Sangamo Therapeutics, Inc. (a) (b)	18,009	114,717
Sarepta Therapeutics, Inc. (a) (b)	11,150	1,090,693
Savara, Inc. (a)	4,845	10,271
Scholar Rock Holding Corp. (a) (b)	2,745	33,242
Seattle Genetics, Inc. (a)	18,298	2,111,223
Seres Therapeutics, Inc. (a) (b)	6,046	21,584
Solid Biosciences, Inc. (a)	2,800	6,692
Sorrento Therapeutics, Inc. (a) (b)	19,700	36,248
Spectrum Pharmaceuticals, Inc. (a)	16,432	38,287
Spero Therapeutics, Inc. (a)	1,993	16,104
SpringWorks Therapeutics, Inc. (a) (b)	1,600	43,200
Stemline Therapeutics, Inc. (a) (b)	7,222	34,954
Stoke Therapeutics, Inc. (a) (b)	2,600	59,540
Sutro Biopharma, Inc. (a)	1,500	15,300
Syndax Pharmaceuticals, Inc. (a)	3,500	38,395
Synlogic, Inc. (a)	2,585	4,446
Syros Pharmaceuticals, Inc. (a) (b)	5,400	32,022
TCR2 Therapeutics, Inc. (a) (b)	1,700	13,158
TG Therapeutics, Inc. (a) (b)	13,530	133,135
Tocagen, Inc. (a) (b)	3,800	4,636
Translate Bio, Inc. (a) (b)	5,400	53,838
Turning Point Therapeutics, Inc. (a)	4,300	192,038
Twist Bioscience Corp. (a) (b)	4,140	126,601
Tyme Technologies, Inc. (a) (b)	8,300	9,130
Ultragenyx Pharmaceutical, Inc. (a)	8,554	380,054
United Therapeutics Corp. (a)	6,833	647,939
UNITY Biotechnology, Inc. (a) (b)	3,990	23,142
UroGen Pharma, Ltd. (a) (b)	2,800	49,952
Vanda Pharmaceuticals, Inc. (a)	7,875	81,585
VBI Vaccines, Inc. (a) (b)	21,606	20,526
Veracyte, Inc. (a) (b)	7,400	179,894
Vericel Corp. (a) (b)	7,073	64,859
Viela Bio, Inc. (a)	800	30,400
Viking Therapeutics, Inc. (a) (b)	10,214	47,802
Vir Biotechnology, Inc. (a)	1,100	37,697
Voyager Therapeutics, Inc. (a) (b)	3,600	32,940
X4 Pharmaceuticals, Inc. (a) (b)	2,308	23,080
XBiotech, Inc. (a)	2,075	22,037
Security Description	Shares	Value
Xencor, Inc. (a) (b)	7,385	$220,664
Y-mAbs Therapeutics, Inc. (a)	3,700	96,570
ZIOPHARM Oncology, Inc. (a) (b)	29,056	71,187
		35,791,356
BUILDING PRODUCTS — 1.0%
AAON, Inc. (b)	6,400	309,248
Advanced Drainage Systems, Inc.	6,800	200,192
American Woodmark Corp. (a)	2,659	121,171
Apogee Enterprises, Inc.	4,109	85,549
Armstrong Flooring, Inc. (a)	3,127	4,472
Armstrong World Industries, Inc.	7,755	615,902
Builders FirstSource, Inc. (a)	17,900	218,917
Caesarstone, Ltd. (b)	3,527	37,280
Cornerstone Building Brands, Inc. (a)	6,728	30,680
CSW Industrials, Inc.	2,337	151,554
Gibraltar Industries, Inc. (a)	5,100	218,892
Griffon Corp.	5,700	72,105
Insteel Industries, Inc.	2,687	35,603
JELD-WEN Holding, Inc. (a)	10,600	103,138
Lennox International, Inc.	5,507	1,001,118
Masonite International Corp. (a)	3,893	184,723
Owens Corning	16,976	658,839
Patrick Industries, Inc.	3,500	98,560
PGT Innovations, Inc. (a)	8,957	75,149
Quanex Building Products Corp.	5,168	52,093
Resideo Technologies, Inc. (a)	19,400	93,896
Simpson Manufacturing Co., Inc.	7,000	433,860
Trex Co., Inc. (a)	9,244	740,814
Universal Forest Products, Inc.	9,309	346,202
		5,889,957
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	7,700	455,378
Ares Management Corp. Class A	11,200	346,416
Artisan Partners Asset Management, Inc. Class A	7,855	168,804
Assetmark Financial Holdings, Inc. (a)	2,000	40,780
Associated Capital Group, Inc. Class A (b)	300	9,180
B. Riley Financial, Inc.	3,234	59,570
BGC Partners, Inc. Class A	47,200	118,944
Blucora, Inc. (a)	7,400	89,170
Brightsphere Investment Group, Inc. (a)	10,298	65,804
Cohen & Steers, Inc.	3,609	164,029
Cowen, Inc. Class A	4,150	40,089
Diamond Hill Investment Group, Inc.	446	40,247
Donnelley Financial Solutions, Inc. (a)	4,612	24,305
Eaton Vance Corp.	16,820	542,445
Evercore, Inc. Class A	6,143	282,947
FactSet Research Systems, Inc.	5,903	1,538,794
Federated Hermes, Inc.	15,100	287,655

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Focus Financial Partners, Inc. Class A (a) (b)	4,800	$110,448
GAIN Capital Holdings, Inc.	2,700	15,066
GAMCO Investors, Inc. Class A	882	9,693
Greenhill & Co., Inc.	2,217	21,815
Hamilton Lane, Inc. Class A	3,500	193,585
Houlihan Lokey, Inc.	6,600	343,992
Interactive Brokers Group, Inc. Class A	11,806	509,665
INTL. FCStone, Inc. (a)	2,502	90,722
Janus Henderson Group PLC	24,800	379,936
Lazard, Ltd. Class A	16,102	379,363
Legg Mason, Inc.	13,521	660,501
LPL Financial Holdings, Inc.	12,695	690,989
Moelis & Co. Class A	7,500	210,750
Morningstar, Inc.	3,083	358,399
Oppenheimer Holdings, Inc. Class A	1,400	27,664
Piper Sandler Cos.	2,100	106,197
PJT Partners, Inc. Class A	3,519	152,689
Pzena Investment Management, Inc. Class A	2,600	11,596
Safeguard Scientifics, Inc.	2,700	14,985
Sculptor Capital Management, Inc. (b)	2,485	33,647
SEI Investments Co.	20,087	930,832
Siebert Financial Corp. (a) (b)	1,320	9,530
Silvercrest Asset Management Group, Inc. Class A	1,504	14,228
Stifel Financial Corp.	10,449	431,335
TD Ameritrade Holding Corp.	41,984	1,455,165
Value Line, Inc.	200	6,470
Virtu Financial, Inc. Class A	7,997	166,498
Virtus Investment Partners, Inc.	1,055	80,296
Waddell & Reed Financial, Inc. Class A (b)	10,639	121,072
Westwood Holdings Group, Inc.	1,205	22,064
WisdomTree Investments, Inc.	20,199	47,064
		11,880,813
CHEMICALS — 1.6%
Advanced Emissions Solutions, Inc. (b)	2,300	15,111
AdvanSix, Inc. (a)	4,400	41,976
American Vanguard Corp.	4,552	65,822
Amyris, Inc. (a) (b)	8,400	21,504
Ashland Global Holdings, Inc.	8,731	437,161
Axalta Coating Systems, Ltd. (a)	32,602	563,037
Balchem Corp.	4,996	493,205
Cabot Corp.	8,898	232,416
Chase Corp.	1,148	94,469
Chemours Co.	25,743	228,340
Element Solutions, Inc. (a)	34,800	290,928
Ferro Corp. (a)	12,809	119,892
Flotek Industries, Inc. (a)	7,627	6,788
FutureFuel Corp.	3,800	42,826
GCP Applied Technologies, Inc. (a)	8,497	151,247
Hawkins, Inc.	1,500	53,400
Security Description	Shares	Value
HB Fuller Co.	7,999	$223,412
Huntsman Corp.	34,026	490,995
Ingevity Corp. (a)	6,638	233,658
Innospec, Inc.	3,845	267,189
Intrepid Potash, Inc. (a)	13,400	10,720
Koppers Holdings, Inc. (a)	2,730	33,770
Kraton Corp. (a)	4,485	36,328
Kronos Worldwide, Inc. (b)	3,600	30,384
Livent Corp. (a) (b)	23,000	120,750
LSB Industries, Inc. (a)	4,000	8,400
Marrone Bio Innovations, Inc. (a)	9,293	7,591
Minerals Technologies, Inc.	5,443	197,363
NewMarket Corp.	1,041	398,568
Olin Corp.	24,800	289,416
OMNOVA Solutions, Inc. (a)	6,650	67,431
Orion Engineered Carbons SA	9,500	70,870
PolyOne Corp.	14,433	273,794
PQ Group Holdings, Inc. (a)	5,950	64,855
Quaker Chemical Corp. (b)	2,084	263,168
Rayonier Advanced Materials, Inc.	7,700	8,162
RPM International, Inc.	20,090	1,195,355
Scotts Miracle-Gro Co.	6,177	632,525
Sensient Technologies Corp.	6,619	287,993
Stepan Co.	3,182	281,480
Trecora Resources (a)	2,970	17,671
Tredegar Corp.	4,107	64,192
Trinseo SA	6,174	111,811
Tronox Holdings PLC Class A (a)	13,769	68,570
Valhi, Inc.	4,300	4,429
Valvoline, Inc.	29,741	389,310
Westlake Chemical Corp.	5,596	213,599
WR Grace & Co.	8,976	319,546
		9,541,427
COMMERCIAL SERVICES & SUPPLIES — 1.4%
ABM Industries, Inc.	10,500	255,780
ACCO Brands Corp.	15,116	76,336
ADT, Inc. (b)	17,900	77,328
Advanced Disposal Services, Inc. (a)	11,400	373,920
Brady Corp. Class A	7,600	342,988
BrightView Holdings, Inc. (a)	4,900	54,194
Brink's Co.	7,814	406,719
Casella Waste Systems, Inc. Class A (a)	7,200	281,232
CECO Environmental Corp. (a)	4,343	20,282
Charah Solutions, Inc. (a)	900	1,539
Cimpress PLC (a) (b)	2,926	155,663
Clean Harbors, Inc. (a)	8,153	418,575
CompX International, Inc.	200	3,040
Covanta Holding Corp.	18,500	158,175
Deluxe Corp.	6,576	170,516
Ennis, Inc.	3,897	73,186
Harsco Corp. (a)	12,291	85,668
Healthcare Services Group, Inc. (b)	11,665	278,910
Heritage-Crystal Clean, Inc. (a)	2,234	36,280
Herman Miller, Inc.	9,200	204,240

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HNI Corp.	6,689	$168,496
IAA, Inc. (a)	20,987	628,770
Interface, Inc.	9,062	68,509
KAR Auction Services, Inc. (b)	20,192	242,304
Kimball International, Inc. Class B	5,565	66,279
Knoll, Inc.	7,690	79,361
Matthews International Corp. Class A	4,731	114,443
McGrath RentCorp	3,800	199,044
Mobile Mini, Inc.	6,900	180,987
MSA Safety, Inc.	5,549	561,559
NL Industries, Inc.	1,231	3,668
PICO Holdings, Inc. (a)	2,530	19,683
Pitney Bowes, Inc. (b)	26,864	54,803
Quad/Graphics, Inc.	4,561	11,494
RR Donnelley & Sons Co.	9,933	9,521
SP Plus Corp. (a)	3,600	74,700
Steelcase, Inc. Class A	13,800	136,206
Stericycle, Inc. (a)	14,100	684,978
Team, Inc. (a) (b)	4,300	27,950
Tetra Tech, Inc.	8,586	606,343
UniFirst Corp.	2,389	360,954
US Ecology, Inc.	3,809	115,794
Viad Corp.	3,154	66,959
VSE Corp.	1,280	20,979
		7,978,355
COMMUNICATIONS EQUIPMENT — 0.8%
Acacia Communications, Inc. (a)	5,900	396,362
ADTRAN, Inc.	7,037	54,044
Applied Optoelectronics, Inc. (a) (b)	2,697	20,470
CalAmp Corp. (a)	4,700	21,150
Calix, Inc. (a)	7,300	51,684
Cambium Networks Corp. (a)	600	3,360
Casa Systems, Inc. (a)	4,499	15,746
Ciena Corp. (a)	24,091	959,063
Clearfield, Inc. (a)	1,800	21,330
CommScope Holding Co., Inc. (a)	30,134	274,521
Comtech Telecommunications Corp.	3,698	49,146
DASAN Zhone Solutions, Inc. (a)	1,360	5,698
Digi International, Inc. (a)	4,370	41,690
EchoStar Corp. Class A (a)	7,738	247,384
Extreme Networks, Inc. (a)	17,600	54,384
Harmonic, Inc. (a)	13,500	77,760
Infinera Corp. (a)	28,000	148,400
Inseego Corp. (a) (b)	7,104	44,258
InterDigital, Inc.	4,938	220,383
KVH Industries, Inc. (a)	2,532	23,877
Lumentum Holdings, Inc. (a)	11,682	860,963
NETGEAR, Inc. (a)	4,696	107,257
NetScout Systems, Inc. (a)	11,107	262,903
Plantronics, Inc. (b)	5,348	53,801
Ribbon Communications, Inc. (a)	9,500	28,785
TESSCO Technologies, Inc.	1,157	5,658
Ubiquiti, Inc. (b)	1,380	195,380
ViaSat, Inc. (a)	9,011	323,675
Security Description	Shares	Value
Viavi Solutions, Inc. (a)	36,100	$404,681
		4,973,813
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	23,704	707,564
Aegion Corp. (a)	4,800	86,064
Ameresco, Inc. Class A (a)	3,500	59,605
Arcosa, Inc.	7,689	305,561
Argan, Inc.	2,339	80,859
Comfort Systems USA, Inc.	5,743	209,907
Concrete Pumping Holdings, Inc. (a)	4,031	11,529
Construction Partners, Inc. Class A (a)	2,798	47,258
Dycom Industries, Inc. (a)	4,752	121,889
EMCOR Group, Inc.	8,753	536,734
Fluor Corp.	22,100	152,711
Granite Construction, Inc. (b)	7,379	112,013
Great Lakes Dredge & Dock Corp. (a)	9,250	76,775
IES Holdings, Inc. (a)	1,300	22,945
MasTec, Inc. (a)	9,376	306,876
MYR Group, Inc. (a)	2,400	62,856
Northwest Pipe Co. (a)	1,400	31,150
NV5 Global, Inc. (a)	1,600	66,064
Primoris Services Corp.	6,967	110,775
Sterling Construction Co., Inc. (a)	3,800	36,100
Tutor Perini Corp. (a) (b)	6,300	42,336
Valmont Industries, Inc.	3,316	351,430
Willscot Corp. (a) (b)	8,100	82,053
		3,621,054
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,564	383,469
Forterra, Inc. (a)	2,700	16,146
Summit Materials, Inc. Class A (a)	17,812	267,180
United States Lime & Minerals, Inc.	321	23,706
US Concrete, Inc. (a)	2,339	42,429
		732,930
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	59,175	853,895
Credit Acceptance Corp. (a)	1,586	405,524
Curo Group Holdings Corp. (b)	2,200	11,660
Elevate Credit, Inc. (a)	4,000	4,160
Encore Capital Group, Inc. (a) (b)	4,892	114,375
Enova International, Inc. (a)	5,100	73,899
EZCORP, Inc. Class A (a)	8,000	33,360
FirstCash, Inc.	6,515	467,386
Green Dot Corp. Class A (a)	7,600	192,964
LendingClub Corp. (a)	10,506	82,472
LendingTree, Inc. (a) (b)	1,211	222,085
Medallion Financial Corp. (a)	3,200	5,952
Navient Corp.	30,700	232,706
Nelnet, Inc. Class A	2,814	127,784
OneMain Holdings, Inc.	10,262	196,210
Oportun Financial Corp. (a)	1,100	11,605
PRA Group, Inc. (a) (b)	7,114	197,200

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Regional Management Corp. (a)	1,300	$17,758
Santander Consumer USA Holdings, Inc.	16,216	225,565
SLM Corp. (b)	66,600	478,854
World Acceptance Corp. (a) (b)	871	47,565
		4,002,979
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	10,033	998,685
Ardagh Group SA	2,700	32,022
Berry Global Group, Inc. (a)	20,763	699,921
Crown Holdings, Inc. (a)	20,465	1,187,789
Graphic Packaging Holding Co.	45,667	557,138
Greif, Inc. Class A	4,100	127,469
Greif, Inc. Class B	900	36,054
Myers Industries, Inc.	5,595	60,146
O-I Glass, Inc.	24,428	173,683
Silgan Holdings, Inc.	12,268	356,017
Sonoco Products Co.	15,695	727,463
UFP Technologies, Inc. (a)	1,000	38,090
		4,994,477
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	7,152	204,333
Funko, Inc. Class A (a) (b)	3,150	12,568
Greenlane Holdings, Inc. Class A (a) (b)	1,100	1,892
Pool Corp.	6,048	1,190,065
Weyco Group, Inc.	943	19,020
		1,427,878
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	8,300	222,357
American Public Education, Inc. (a)	2,300	55,039
Bright Horizons Family Solutions, Inc. (a)	9,028	920,856
Carriage Services, Inc.	2,396	38,695
Chegg, Inc. (a) (b)	18,600	665,508
Collectors Universe, Inc.	1,315	20,606
frontdoor, Inc. (a)	13,406	466,261
Graham Holdings Co. Class B	627	213,914
Grand Canyon Education, Inc. (a)	7,469	569,773
Houghton Mifflin Harcourt Co. (a)	16,399	30,830
K12, Inc. (a)	6,200	116,932
Laureate Education, Inc. Class A (a)	17,700	186,027
OneSpaWorld Holdings, Ltd. (b)	6,600	26,796
Perdoceo Education Corp. (a)	10,800	116,532
Regis Corp. (a)	3,406	20,129
Select Interior Concepts, Inc. Class A (a)	3,300	6,831
Service Corp. International	28,000	1,095,080
ServiceMaster Global Holdings, Inc. (a)	21,512	580,824
Strategic Education, Inc.	3,370	470,991
WW International, Inc. (a)	7,300	123,443
		5,947,424
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Alerus Financial Corp.	500	$8,260
Banco Latinoamericano de Comercio Exterior SA Class E (b)	4,700	48,457
Calamos Asset Management, Inc. Class A (a) (c)	1,000	—
Cannae Holdings, Inc. (a)	11,600	388,484
Equitable Holdings, Inc.	65,446	945,695
FGL Holdings (b)	22,900	224,420
GWG Holdings, Inc. (a) (b)	300	3,048
Jefferies Financial Group, Inc.	39,600	541,332
Marlin Business Services Corp.	1,400	15,638
On Deck Capital, Inc. (a)	8,900	13,706
Voya Financial, Inc.	21,241	861,322
		3,050,362
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a) (b)	1,670	76,269
ATN International, Inc.	1,709	100,335
Bandwidth, Inc. Class A (a)	2,544	171,186
Cincinnati Bell, Inc. (a)	7,751	113,475
Cogent Communications Holdings, Inc.	6,696	548,871
Consolidated Communications Holdings, Inc.	11,049	50,273
Frontier Communications Corp. (a) (b)	16,967	6,447
GCI Liberty, Inc. Class A (a)	15,496	882,807
IDT Corp. Class B (a)	2,900	15,718
Intelsat SA (a) (b)	9,447	14,454
Iridium Communications, Inc. (a)	15,519	346,539
Ooma, Inc. (a)	3,200	38,176
ORBCOMM, Inc. (a)	10,311	25,159
Vonage Holdings Corp. (a)	35,500	256,665
		2,646,374
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	8,162	495,270
Avangrid, Inc.	8,900	389,642
El Paso Electric Co.	6,363	432,430
Genie Energy, Ltd. Class B (b)	1,998	14,346
Hawaiian Electric Industries, Inc.	17,083	735,423
IDACORP, Inc.	7,899	693,453
MGE Energy, Inc.	5,462	357,597
OGE Energy Corp.	31,543	969,316
Otter Tail Corp.	6,176	274,585
PG&E Corp. (a)	83,658	752,085
PNM Resources, Inc.	12,451	473,138
Portland General Electric Co.	14,121	676,961
Spark Energy, Inc. Class A (b)	2,096	13,142
		6,277,388
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	6,205	531,520
Allied Motion Technologies, Inc.	1,062	25,169
American Superconductor Corp. (a) (b)	3,300	18,084

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Atkore International Group, Inc. (a)	7,500	$158,025
AZZ, Inc.	4,040	113,605
Bloom Energy Corp. Class A (a) (b)	8,602	44,989
Encore Wire Corp.	3,226	135,460
Energous Corp. (a) (b)	4,960	3,685
EnerSys	6,741	333,814
Generac Holdings, Inc. (a)	9,599	894,339
GrafTech International, Ltd. (b)	9,050	73,486
Hubbell, Inc.	8,540	979,880
nVent Electric PLC	23,900	403,193
Plug Power, Inc. (a) (b)	46,801	165,676
Powell Industries, Inc.	1,300	33,371
Preformed Line Products Co.	500	24,915
Regal Beloit Corp.	6,394	402,502
Sensata Technologies Holding PLC (a)	24,628	712,488
Sunrun, Inc. (a)	17,700	178,770
Thermon Group Holdings, Inc. (a)	4,925	74,220
TPI Composites, Inc. (a)	4,500	66,510
Vicor Corp. (a)	2,810	125,157
Vivint Solar, Inc. (a)	6,473	28,287
		5,527,145
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Airgain, Inc. (a)	1,490	11,011
Akoustis Technologies, Inc. (a) (b)	4,600	24,702
Anixter International, Inc. (a)	4,734	415,977
Arlo Technologies, Inc. (a)	10,617	25,799
Arrow Electronics, Inc. (a)	12,710	659,268
Avnet, Inc.	15,597	391,485
Badger Meter, Inc.	4,476	239,914
Bel Fuse, Inc. Class B	1,400	13,636
Belden, Inc.	6,163	222,361
Benchmark Electronics, Inc.	5,780	115,542
Coda Octopus Group, Inc. (a) (b)	710	3,983
Cognex Corp.	25,801	1,089,318
Coherent, Inc. (a)	3,808	405,209
CTS Corp.	5,076	126,342
Daktronics, Inc.	5,145	25,365
Dolby Laboratories, Inc. Class A	9,879	535,541
ePlus, Inc. (a)	2,060	128,997
Fabrinet (a)	5,700	310,992
FARO Technologies, Inc. (a)	2,700	120,150
Fitbit, Inc. Class A (a) (b)	36,309	241,818
II-VI, Inc. (a) (b)	14,197	404,614
Insight Enterprises, Inc. (a)	5,452	229,693
Iteris, Inc. (a)	5,700	18,240
Itron, Inc. (a)	5,399	301,426
Jabil, Inc.	23,467	576,819
KEMET Corp.	8,900	215,024
Kimball Electronics, Inc. (a)	3,844	41,976
Knowles Corp. (a)	12,768	170,836
Littelfuse, Inc.	3,665	488,984
Methode Electronics, Inc.	5,749	151,946
MTS Systems Corp.	2,943	66,217
Napco Security Technologies, Inc. (a)	1,678	25,455
Security Description	Shares	Value
National Instruments Corp.	20,562	$680,191
nLight, Inc. (a) (b)	5,200	54,548
Novanta, Inc. (a)	5,300	423,364
OSI Systems, Inc. (a)	2,697	185,877
PAR Technology Corp. (a)	1,700	21,862
PC Connection, Inc.	1,715	70,675
Plexus Corp. (a)	4,500	245,520
Rogers Corp. (a)	2,899	273,724
Sanmina Corp. (a)	10,810	294,897
ScanSource, Inc. (a)	4,009	85,753
SYNNEX Corp.	6,468	472,811
Tech Data Corp. (a)	5,580	730,143
Trimble, Inc. (a)	39,536	1,258,431
TTM Technologies, Inc. (a)	15,500	160,270
Vishay Intertechnology, Inc.	20,845	300,376
Vishay Precision Group, Inc. (a)	1,500	30,120
Wrap Technologies, Inc. (a) (b)	1,500	6,390
		13,093,592
ENERGY EQUIPMENT & SERVICES — 0.2%
Apergy Corp. (a)	12,200	70,150
Archrock, Inc.	20,200	75,952
Cactus, Inc. Class A	7,400	85,840
Covia Holdings Corp. (a) (b)	7,218	4,124
Diamond Offshore Drilling, Inc. (a) (b)	9,200	16,836
DMC Global, Inc.	2,200	50,622
Dril-Quip, Inc. (a)	5,675	173,087
Era Group, Inc. (a)	2,799	14,919
Exterran Corp. (a)	4,100	19,680
Forum Energy Technologies, Inc. (a)	12,039	2,135
Frank's International NV (a)	16,100	41,699
FTS International, Inc. (a) (b)	5,100	1,137
Geospace Technologies Corp. (a)	2,100	13,440
Helix Energy Solutions Group, Inc. (a)	20,709	33,963
Independence Contract Drilling, Inc. (a) (b)	320	448
KLX Energy Services Holdings, Inc. (a) (b)	2,997	2,098
Liberty Oilfield Services, Inc. Class A	7,700	20,713
Mammoth Energy Services, Inc. (b)	2,297	1,720
Matrix Service Co. (a)	3,900	36,933
Nabors Industries, Ltd.	51,430	20,063
National Energy Services Reunited Corp. (a) (b)	3,700	18,796
Natural Gas Services Group, Inc. (a)	1,900	8,474
NCS Multistage Holdings, Inc. (a)	1,470	941
Newpark Resources, Inc. (a)	12,900	11,571
NexTier Oilfield Solutions, Inc. (a)	23,459	27,447
Nine Energy Service, Inc. (a) (b)	2,465	1,992
Noble Corp. PLC (a)	35,001	9,100
Oceaneering International, Inc. (a)	15,581	45,808
Oil States International, Inc. (a)	8,666	17,592
Pacific Drilling SA (a) (b)	4,700	2,021
Patterson-UTI Energy, Inc.	29,800	70,030

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ProPetro Holding Corp. (a)	11,799	$29,498
RigNet, Inc. (a)	2,472	4,450
RPC, Inc. (b)	8,210	16,913
SEACOR Holdings, Inc. (a)	2,768	74,625
SEACOR Marine Holdings, Inc. (a)	2,799	12,260
Seadrill, Ltd. (a) (b)	8,253	3,549
Select Energy Services, Inc. Class A (a)	8,700	28,101
Smart Sand, Inc. (a)	3,829	3,982
Solaris Oilfield Infrastructure, Inc. Class A (b)	4,600	24,150
TETRA Technologies, Inc. (a)	17,090	5,469
Tidewater, Inc. (a)	6,225	44,073
Transocean, Ltd. (a) (b)	91,389	106,011
US Silica Holdings, Inc. (b)	10,788	19,418
US Well Service, Inc. (a)	3,527	1,058
		1,272,888
ENTERTAINMENT — 1.2%
AMC Entertainment Holdings, Inc. Class A (b)	7,584	23,965
Cinemark Holdings, Inc. (b)	16,916	172,374
Eros International PLC (a) (b)	10,247	16,908
Gaia, Inc. (a) (b)	1,500	13,320
Glu Mobile, Inc. (a)	18,200	114,478
IMAX Corp. (a)	8,200	74,210
Liberty Media Corp.-Liberty Braves Class A (a)	1,438	28,041
Liberty Media Corp.-Liberty Braves Class C (a)	5,610	106,927
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	3,936	101,627
Liberty Media Corp.-Liberty Formula One Class C (a)	31,186	849,195
Lions Gate Entertainment Corp. Class A (a)	7,724	46,962
Lions Gate Entertainment Corp. Class B (a)	18,089	100,937
LiveXLive Media, Inc. (a) (b)	5,299	8,372
Madison Square Garden Co. Class A (a)	2,972	628,310
Marcus Corp.	3,537	43,576
Reading International, Inc. Class A (a)	2,500	9,725
Roku, Inc. (a) (b)	13,400	1,172,232
Spotify Technology SA (a)	20,427	2,480,655
World Wrestling Entertainment, Inc. Class A (b)	6,727	228,247
Zynga, Inc. Class A (a)	135,332	927,024
		7,147,085
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.2%
Acadia Realty Trust REIT	13,447	166,608
Agree Realty Corp. REIT (b)	6,556	405,816
Alexander & Baldwin, Inc. REIT	10,738	120,480
Alexander's, Inc. REIT	317	87,476
American Assets Trust, Inc. REIT	7,542	188,550
Security Description	Shares	Value
American Campus Communities, Inc. REIT	21,610	$599,677
American Finance Trust, Inc. REIT	16,800	105,000
American Homes 4 Rent Class A REIT	40,597	941,850
Americold Realty Trust REIT	30,200	1,028,008
Apple Hospitality REIT, Inc.	33,100	303,527
Armada Hoffler Properties, Inc. REIT	8,500	90,950
Ashford Hospitality Trust, Inc. REIT	12,733	9,412
Bluerock Residential Growth REIT, Inc.	3,600	20,052
Braemar Hotels & Resorts, Inc. REIT	4,223	7,179
Brandywine Realty Trust REIT	27,500	289,300
Brixmor Property Group, Inc. REIT	46,848	445,056
Brookfield Property REIT, Inc. Class A (b)	10,400	88,296
BRT Apartments Corp. REIT	1,500	15,375
Camden Property Trust REIT	14,691	1,164,115
CareTrust REIT, Inc.	15,000	221,850
CatchMark Timber Trust, Inc. Class A REIT	7,700	55,594
CBL & Associates Properties, Inc. REIT (b)	23,900	4,782
Cedar Realty Trust, Inc. REIT	12,057	11,250
Chatham Lodging Trust REIT	6,660	39,560
CIM Commercial Trust Corp. REIT (b)	1,800	19,962
City Office REIT, Inc.	8,400	60,732
Clipper Realty, Inc. REIT	1,993	10,324
Colony Capital, Inc. REIT	75,418	131,981
Columbia Property Trust, Inc. REIT	18,072	225,900
Community Healthcare Trust, Inc. REIT	3,000	114,840
CoreCivic, Inc. REIT	18,725	209,158
CorEnergy Infrastructure Trust, Inc. REIT (b)	2,060	37,863
CorePoint Lodging, Inc. REIT	5,680	22,266
CoreSite Realty Corp. REIT	5,891	682,767
Corporate Office Properties Trust REIT	17,700	391,701
Cousins Properties, Inc. REIT	22,949	671,717
CubeSmart REIT	30,325	812,407
CyrusOne, Inc. REIT	17,615	1,087,726
DiamondRock Hospitality Co. REIT	31,600	160,528
Diversified Healthcare Trust REIT	37,177	134,953
Douglas Emmett, Inc. REIT	26,137	797,440
Easterly Government Properties, Inc. REIT	11,700	288,288
EastGroup Properties, Inc. REIT	6,035	630,537
Empire State Realty Trust, Inc. Class A REIT	23,624	211,671
EPR Properties REIT	12,249	296,671
Equity Commonwealth REIT	18,981	601,888
Equity LifeStyle Properties, Inc. REIT	27,268	1,567,365

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	14,400	$188,064
Farmland Partners, Inc. REIT (b)	3,900	23,673
First Industrial Realty Trust, Inc. REIT	19,815	658,452
Four Corners Property Trust, Inc. REIT	11,009	205,978
Franklin Street Properties Corp. REIT	16,261	93,176
Front Yard Residential Corp. REIT	7,527	89,948
Gaming and Leisure Properties, Inc. REIT	31,894	883,783
GEO Group, Inc. REIT	18,700	227,392
Getty Realty Corp. REIT	5,205	123,567
Gladstone Commercial Corp. REIT	4,930	70,795
Gladstone Land Corp. REIT	2,700	31,995
Global Medical REIT, Inc.	5,800	58,696
Global Net Lease, Inc. REIT	14,141	189,065
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	9,897	201,998
Healthcare Realty Trust, Inc. REIT	20,782	580,441
Healthcare Trust of America, Inc. Class A REIT	33,970	824,792
Hersha Hospitality Trust REIT	5,076	18,172
Highwoods Properties, Inc. REIT	16,070	569,199
Hudson Pacific Properties, Inc. REIT	23,937	607,042
Independence Realty Trust, Inc. REIT (b)	14,273	127,601
Industrial Logistics Properties Trust REIT	10,128	177,645
Innovative Industrial Properties, Inc. REIT	2,542	193,014
Investors Real Estate Trust REIT	1,799	98,945
Invitation Homes, Inc. REIT	84,063	1,796,426
iStar, Inc. REIT (b)	9,375	99,469
JBG SMITH Properties REIT	19,243	612,505
Jernigan Capital, Inc. REIT (b)	3,400	37,264
Kilroy Realty Corp. REIT (b)	16,340	1,040,858
Kite Realty Group Trust REIT	12,983	122,949
Lamar Advertising Co. Class A REIT	13,474	690,947
Lexington Realty Trust REIT	38,000	377,340
Life Storage, Inc. REIT	7,304	690,593
LTC Properties, Inc. REIT	6,154	190,159
Macerich Co. REIT (b)	22,300	125,549
Mack-Cali Realty Corp. REIT	13,600	207,128
Medical Properties Trust, Inc. REIT	80,624	1,393,989
Monmouth Real Estate Investment Corp. REIT	14,879	179,292
National Health Investors, Inc. REIT	6,645	329,060
National Retail Properties, Inc. REIT	27,013	869,548
National Storage Affiliates Trust REIT	9,300	275,280
New Senior Investment Group, Inc. REIT	12,107	30,994
NexPoint Residential Trust, Inc. REIT	3,100	78,151
Security Description	Shares	Value
Office Properties Income Trust REIT	7,527	$205,111
Omega Healthcare Investors, Inc. REIT	35,652	946,204
One Liberty Properties, Inc. REIT	2,300	32,039
Outfront Media, Inc. REIT	22,567	304,203
Paramount Group, Inc. REIT	30,800	271,040
Park Hotels & Resorts, Inc. REIT	37,634	297,685
Pebblebrook Hotel Trust REIT	20,457	222,777
Pennsylvania Real Estate Investment Trust (b)	9,813	8,946
Physicians Realty Trust REIT	29,617	412,861
Piedmont Office Realty Trust, Inc. Class A REIT	19,705	347,990
PotlatchDeltic Corp. REIT	10,428	327,335
Preferred Apartment Communities, Inc. Class A REIT (b)	6,897	49,520
PS Business Parks, Inc. REIT	3,119	422,687
QTS Realty Trust, Inc. Class A REIT	9,048	524,874
Rayonier, Inc. REIT	20,409	480,632
Retail Opportunity Investments Corp. REIT	17,900	148,391
Retail Properties of America, Inc. Class A REIT	33,603	173,728
Retail Value, Inc. REIT	2,250	27,562
Rexford Industrial Realty, Inc. REIT	17,788	729,486
RLJ Lodging Trust REIT	26,568	205,105
RPT Realty REIT	12,300	74,169
Ryman Hospitality Properties, Inc. REIT	7,727	277,013
Sabra Health Care REIT, Inc.	31,655	345,673
Safehold, Inc. REIT (b)	2,000	126,460
Saul Centers, Inc. REIT	1,812	59,325
Seritage Growth Properties Class A REIT (a) (b)	5,338	48,629
Service Properties Trust REIT	25,674	138,640
SITE Centers Corp. REIT	23,701	123,482
Spirit Realty Capital, Inc. REIT	15,675	409,901
STAG Industrial, Inc. REIT	23,450	528,094
STORE Capital Corp. REIT	33,793	612,329
Summit Hotel Properties, Inc. REIT	16,300	68,786
Sun Communities, Inc. REIT	14,263	1,780,736
Sunstone Hotel Investors, Inc. REIT	35,219	306,757
Tanger Factory Outlet Centers, Inc. REIT (b)	14,187	70,935
Taubman Centers, Inc. REIT	9,195	385,087
Terreno Realty Corp. REIT	10,324	534,267
UMH Properties, Inc. REIT	5,700	61,902
Uniti Group, Inc. REIT	29,070	175,292
Universal Health Realty Income Trust REIT	2,049	206,560
Urban Edge Properties REIT	18,100	159,461
Urstadt Biddle Properties, Inc. Class A REIT	4,640	65,424
VEREIT, Inc.	168,708	824,982
VICI Properties, Inc. REIT (b)	72,865	1,212,474
Washington Prime Group, Inc. REIT (b)	27,100	21,818

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Washington Real Estate Investment Trust	12,902	$307,971
Weingarten Realty Investors REIT	19,048	274,863
Whitestone REIT (b)	5,600	34,720
WP Carey, Inc. REIT	26,902	1,562,468
Xenia Hotels & Resorts, Inc. REIT	17,800	183,340
		48,089,116
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	4,985	93,469
BJ's Wholesale Club Holdings, Inc. (a) (b)	17,500	445,725
Casey's General Stores, Inc.	5,768	764,202
Chefs' Warehouse, Inc. (a)	3,600	36,252
Grocery Outlet Holding Corp. (a)	8,345	286,567
HF Foods Group, Inc. (a) (b)	1,200	10,068
Ingles Markets, Inc. Class A	2,156	77,961
Natural Grocers by Vitamin Cottage, Inc.	1,300	11,063
Performance Food Group Co. (a)	18,011	445,232
PriceSmart, Inc.	3,491	183,452
Rite Aid Corp. (a) (b)	8,650	129,750
SpartanNash Co.	5,600	80,192
Sprouts Farmers Market, Inc. (a)	18,575	345,309
United Natural Foods, Inc. (a)	8,108	74,432
US Foods Holding Corp. (a)	34,454	610,180
Village Super Market, Inc. Class A	1,269	31,192
Weis Markets, Inc.	1,515	63,115
		3,688,161
FOOD PRODUCTS — 1.4%
Alico, Inc.	800	24,832
B&G Foods, Inc. (b)	10,000	180,900
Beyond Meat, Inc. (a) (b)	7,456	496,570
Bridgford Foods Corp. (a)	300	6,921
Bunge, Ltd.	21,741	892,033
Calavo Growers, Inc.	2,542	146,648
Cal-Maine Foods, Inc.	4,900	215,502
Darling Ingredients, Inc. (a)	25,800	494,586
Farmer Brothers Co. (a)	1,525	10,614
Flowers Foods, Inc.	30,731	630,600
Fresh Del Monte Produce, Inc.	4,834	133,467
Freshpet, Inc. (a)	5,400	344,898
Hain Celestial Group, Inc. (a) (b)	13,101	340,233
Hostess Brands, Inc. (a)	18,800	200,408
Ingredion, Inc.	10,493	792,221
J&J Snack Foods Corp.	2,386	288,706
John B Sanfilippo & Son, Inc.	1,325	118,455
Lancaster Colony Corp.	2,957	427,700
Landec Corp. (a)	4,100	35,629
Limoneira Co.	2,300	30,130
Pilgrim's Pride Corp. (a)	8,400	152,208
Post Holdings, Inc. (a)	10,335	857,495
Sanderson Farms, Inc.	3,102	382,539
Seaboard Corp.	41	115,325
Seneca Foods Corp. Class A (a)	949	37,751
Simply Good Foods Co. (a)	13,000	250,380
Security Description	Shares	Value
Tootsie Roll Industries, Inc. (b)	2,540	$91,341
TreeHouse Foods, Inc. (a)	8,781	387,681
		8,085,773
GAS UTILITIES — 0.8%
Chesapeake Utilities Corp.	2,475	212,132
National Fuel Gas Co.	12,870	479,922
New Jersey Resources Corp.	14,944	507,648
Northwest Natural Holding Co.	4,760	293,930
ONE Gas, Inc.	8,221	687,440
RGC Resources, Inc.	1,100	31,823
South Jersey Industries, Inc.	14,562	364,050
Southwest Gas Holdings, Inc.	8,539	593,973
Spire, Inc.	7,839	583,849
UGI Corp.	32,935	878,376
		4,633,143
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Accuray, Inc. (a)	12,921	24,550
Alphatec Holdings, Inc. (a) (b)	5,800	20,010
AngioDynamics, Inc. (a)	5,797	60,463
Antares Pharma, Inc. (a)	25,400	59,944
Apyx Medical Corp. (a)	4,695	16,855
AtriCure, Inc. (a)	6,000	201,540
Atrion Corp.	216	140,400
Avanos Medical, Inc. (a)	7,400	199,282
AxoGen, Inc. (a)	5,300	55,120
Axonics Modulation Technologies, Inc. (a) (b)	2,857	72,596
BioLife Solutions, Inc. (a) (b)	1,120	10,640
BioSig Technologies, Inc. (a) (b)	2,800	11,732
Cantel Medical Corp. (b)	5,948	213,533
Cardiovascular Systems, Inc. (a)	5,450	191,894
Cerus Corp. (a)	24,609	114,432
Conformis, Inc. (a) (b)	10,500	6,615
CONMED Corp.	4,248	243,283
CryoLife, Inc. (a)	5,700	96,444
CryoPort, Inc. (a) (b)	4,800	81,936
Cutera, Inc. (a)	2,100	27,426
CytoSorbents Corp. (a) (b)	4,360	33,703
DexCom, Inc. (a)	14,226	3,830,635
ElectroCore LLC (a) (b)	1,940	1,843
Envista Holdings Corp. (a)	22,700	339,138
GenMark Diagnostics, Inc. (a) (b)	8,200	33,784
Glaukos Corp. (a)	6,142	189,542
Globus Medical, Inc. Class A (a)	11,932	507,468
Haemonetics Corp. (a)	7,861	783,427
Heska Corp. (a) (b)	1,102	60,941
Hill-Rom Holdings, Inc.	10,536	1,059,922
ICU Medical, Inc. (a)	3,011	607,529
Inogen, Inc. (a)	2,892	149,401
Insulet Corp. (a) (b)	9,302	1,541,155
Integer Holdings Corp. (a)	5,140	323,100
Integra LifeSciences Holdings Corp. (a)	11,193	499,991
IntriCon Corp. (a)	1,123	13,218

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Invacare Corp.	5,000	$37,150
iRadimed Corp. (a) (b)	700	14,945
iRhythm Technologies, Inc. (a) (b)	4,100	333,535
Lantheus Holdings, Inc. (a)	6,096	77,785
LeMaitre Vascular, Inc. (b)	2,600	64,792
LivaNova PLC (a)	7,650	346,162
Masimo Corp. (a)	7,362	1,303,957
Meridian Bioscience, Inc. (a)	6,400	53,760
Merit Medical Systems, Inc. (a)	8,400	262,500
Mesa Laboratories, Inc. (b)	604	136,558
Misonix, Inc. (a)	1,400	13,188
Natus Medical, Inc. (a)	5,334	123,375
Neogen Corp. (a)	8,110	543,289
Neuronetics, Inc. (a) (b)	2,160	4,082
Nevro Corp. (a)	4,643	464,207
Novocure, Ltd. (a)	13,569	913,736
NuVasive, Inc. (a)	8,180	414,399
OraSure Technologies, Inc. (a)	9,700	104,372
Orthofix Medical, Inc. (a)	2,860	80,109
OrthoPediatrics Corp. (a) (b)	1,529	60,610
Penumbra, Inc. (a) (b)	4,911	792,292
Pulse Biosciences, Inc. (a) (b)	1,591	11,392
Quidel Corp. (a)	5,600	547,736
Rockwell Medical, Inc. (a) (b)	10,200	20,910
RTI Surgical Holdings, Inc. (a)	8,500	14,535
SeaSpine Holdings Corp. (a)	3,300	26,961
Senseonics Holdings, Inc. (a) (b)	17,373	11,006
Shockwave Medical, Inc. (a) (b)	3,998	132,654
SI-BONE, Inc. (a)	2,860	34,177
Sientra, Inc. (a)	5,400	10,746
Silk Road Medical, Inc. (a)	2,500	78,700
Solition, Inc. (a)	995	8,060
STAAR Surgical Co. (a) (b)	7,000	225,820
Surmodics, Inc. (a)	2,046	68,173
Tactile Systems Technology, Inc. (a)	2,900	116,464
Tandem Diabetes Care, Inc. (a) (b)	8,791	565,701
TransEnterix, Inc. (a) (b)	2,437	857
TransMedics Group, Inc. (a) (b)	2,100	25,368
Utah Medical Products, Inc.	594	55,866
Vapotherm, Inc. (a)	2,300	43,309
Varex Imaging Corp. (a)	5,900	133,989
ViewRay, Inc. (a) (b)	15,977	39,942
West Pharmaceutical Services, Inc.	11,451	1,743,415
Wright Medical Group NV (a) (b)	19,809	567,528
Zynex, Inc. (a)	2,400	26,568
		22,478,172
HEALTH CARE PROVIDERS & SERVICES — 1.7%
1Life Healthcare, Inc. (a)	2,900	52,635
Acadia Healthcare Co., Inc. (a)	13,682	251,065
Addus HomeCare Corp. (a)	1,916	129,522
Amedisys, Inc. (a)	4,875	894,757
American Renal Associates Holdings, Inc. (a)	2,900	19,169
AMN Healthcare Services, Inc. (a)	7,248	419,007
Apollo Medical Holdings, Inc. (a) (b)	1,273	16,447
Security Description	Shares	Value
Avalon GloboCare Corp. (a) (b)	3,520	$5,456
BioTelemetry, Inc. (a)	5,200	200,252
Brookdale Senior Living, Inc. (a)	28,962	90,361
Catasys, Inc. (a) (b)	1,238	18,855
Chemed Corp.	2,442	1,057,874
Community Health Systems, Inc. (a) (b)	13,567	45,314
CorVel Corp. (a)	1,394	75,987
Covetrus, Inc. (a) (b)	15,300	124,542
Cross Country Healthcare, Inc. (a)	5,658	38,135
Encompass Health Corp.	15,403	986,254
Ensign Group, Inc.	7,970	299,752
Enzo Biochem, Inc. (a)	7,000	17,710
Exagen, Inc. (a)	600	9,564
Genesis Healthcare, Inc. (a)	11,800	9,943
Guardant Health, Inc. (a)	5,800	403,680
Hanger, Inc. (a)	5,650	88,027
HealthEquity, Inc. (a)	10,863	549,559
Joint Corp (a) (b)	1,850	20,072
LHC Group, Inc. (a)	4,690	657,538
Magellan Health, Inc. (a)	3,485	167,663
MEDNAX, Inc. (a)	12,874	149,853
Molina Healthcare, Inc. (a)	9,487	1,325,429
National HealthCare Corp.	1,958	140,447
National Research Corp.	1,900	86,412
Option Care Health, Inc. (a)	4,850	45,929
Owens & Minor, Inc.	9,719	88,929
Patterson Cos., Inc. (b)	13,100	200,299
PetIQ, Inc. (a) (b)	3,100	72,013
Premier, Inc. Class A (a)	9,745	318,856
Progyny, Inc. (a) (b)	1,900	40,261
Providence Service Corp. (a)	1,785	97,961
R1 RCM, Inc. (a)	16,300	148,167
RadNet, Inc. (a)	6,576	69,114
Select Medical Holdings Corp. (a)	17,300	259,500
Surgery Partners, Inc. (a)	3,471	22,666
Tenet Healthcare Corp. (a)	16,169	232,834
The Pennant Group, Inc. (a)	4,017	56,881
Tivity Health, Inc. (a) (b)	7,037	44,263
Triple-S Management Corp. Class B (a)	3,357	47,334
US Physical Therapy, Inc.	1,933	133,377
		10,229,665
HEALTH CARE TECHNOLOGY — 1.3%
Allscripts Healthcare Solutions, Inc. (a)	25,445	179,133
Castlight Health, Inc. Class B (a)	15,800	11,425
Change Healthcare, Inc. (a)	35,400	353,646
Computer Programs & Systems, Inc.	1,904	42,364
Evolent Health, Inc. Class A (a) (b)	11,600	62,988
Health Catalyst, Inc. (a)	2,900	75,835
HealthStream, Inc. (a)	4,099	98,171
HMS Holdings Corp. (a)	13,741	347,235
Inovalon Holdings, Inc. Class A (a)	11,400	189,924
Inspire Medical Systems, Inc. (a)	2,100	126,588
Livongo Health, Inc. (a)	8,100	231,093

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NextGen Healthcare, Inc. (a)	8,600	$89,784
Omnicell, Inc. (a)	6,464	423,909
OptimizeRx Corp. (a) (b)	1,996	18,084
Phreesia, Inc. (a)	4,300	90,429
Schrodinger, Inc. (a)	2,100	90,552
Simulations Plus, Inc.	1,797	62,751
Tabula Rasa HealthCare, Inc. (a) (b)	3,100	162,099
Teladoc Health, Inc. (a)	11,277	1,748,048
Veeva Systems, Inc. Class A (a)	20,621	3,224,506
Vocera Communications, Inc. (a) (b)	4,934	104,798
		7,733,362
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	39,551	789,833
BBX Capital Corp.	9,100	21,021
Biglari Holdings, Inc. Class B (a)	136	6,990
BJ's Restaurants, Inc.	2,806	38,975
Bloomin' Brands, Inc.	13,700	97,818
Bluegreen Vacations Corp.	1,074	6,208
Boyd Gaming Corp.	12,698	183,105
Brinker International, Inc.	5,830	70,018
Caesars Entertainment Corp. (a) (b)	90,950	614,822
Carrols Restaurant Group, Inc. (a)	4,900	8,918
Century Casinos, Inc. (a)	3,812	9,187
Cheesecake Factory, Inc. (b)	6,555	111,959
Choice Hotels International, Inc. (b)	5,316	325,605
Churchill Downs, Inc.	5,536	569,931
Chuy's Holdings, Inc. (a)	2,453	24,702
Cracker Barrel Old Country Store, Inc. (b)	3,812	317,235
Dave & Buster's Entertainment, Inc.	4,848	63,412
Del Taco Restaurants, Inc. (a)	4,100	14,063
Denny's Corp. (a)	9,100	69,888
Dine Brands Global, Inc.	2,530	72,560
Domino's Pizza, Inc.	6,437	2,086,039
Drive Shack, Inc. (a)	8,494	12,911
Dunkin' Brands Group, Inc.	13,046	692,743
El Pollo Loco Holdings, Inc. (a)	2,800	23,660
Eldorado Resorts, Inc. (a) (b)	10,300	148,320
Everi Holdings, Inc. (a)	12,095	39,914
Extended Stay America, Inc.	28,700	209,797
Fiesta Restaurant Group, Inc. (a)	3,297	13,287
Golden Entertainment, Inc. (a)	2,425	16,029
Hilton Grand Vacations, Inc. (a)	13,541	213,542
Hyatt Hotels Corp. Class A	5,729	274,419
Inspired Entertainment, Inc. (a)	1,420	4,800
International Game Technology PLC (b)	15,501	92,231
J Alexander's Holdings, Inc. (a)	2,224	8,518
Jack in the Box, Inc.	3,580	125,479
Kura Sushi USA, Inc. Class A (a) (b)	600	7,176
Lindblad Expeditions Holdings, Inc. (a)	3,293	13,732
Marriott Vacations Worldwide Corp.	6,455	358,769
Monarch Casino & Resort, Inc. (a)	1,700	47,719
Nathan's Famous, Inc.	500	30,500
Noodles & Co. (a) (b)	4,500	21,195
Security Description	Shares	Value
Papa John's International, Inc.	3,510	$187,329
Penn National Gaming, Inc. (a)	17,214	217,757
Planet Fitness, Inc. Class A (a)	12,927	629,545
PlayAGS, Inc. (a)	3,726	9,874
Potbelly Corp. (a)	3,799	11,739
RCI Hospitality Holdings, Inc.	1,400	13,958
Red Lion Hotels Corp. (a)	4,257	6,215
Red Robin Gourmet Burgers, Inc. (a)	1,836	15,643
Red Rock Resorts, Inc. Class A	10,986	93,930
Ruth's Hospitality Group, Inc.	4,000	26,720
Scientific Games Corp. Class A (a)	8,800	85,360
SeaWorld Entertainment, Inc. (a)	7,390	81,438
Shake Shack, Inc. Class A (a) (b)	4,530	170,962
Six Flags Entertainment Corp.	12,558	157,477
Target Hospitality Corp. (a)	5,100	10,149
Texas Roadhouse, Inc.	10,341	427,083
Twin River Worldwide Holdings, Inc. (b)	2,605	33,891
Vail Resorts, Inc.	6,293	929,539
Wendy's Co.	29,258	435,359
Wingstop, Inc.	4,570	364,229
Wyndham Destinations, Inc.	14,100	305,970
Wyndham Hotels & Resorts, Inc.	14,551	458,502
Yum China Holdings, Inc.	56,924	2,426,670
		14,956,369
HOUSEHOLD DURABLES — 0.7%
Bassett Furniture Industries, Inc.	1,500	8,175
Beazer Homes USA, Inc. (a)	4,196	27,022
Casper Sleep, Inc. (a) (b)	1,000	4,290
Cavco Industries, Inc. (a)	1,323	191,756
Century Communities, Inc. (a)	4,314	62,596
Ethan Allen Interiors, Inc.	3,500	35,770
Flexsteel Industries, Inc.	1,200	13,152
GoPro, Inc. Class A (a) (b)	20,022	52,458
Green Brick Partners, Inc. (a)	3,600	28,980
Hamilton Beach Brands Holding Co. Class A	917	8,721
Helen of Troy, Ltd. (a)	3,922	564,886
Hooker Furniture Corp.	1,700	26,537
Installed Building Products, Inc. (a)	3,600	143,532
iRobot Corp. (a) (b)	4,400	179,960
KB Home	13,600	246,160
La-Z-Boy, Inc.	7,033	144,528
Legacy Housing Corp. (a)	820	7,585
LGI Homes, Inc. (a) (b)	3,100	139,965
Lifetime Brands, Inc.	1,700	9,605
Lovesac Co. (a) (b)	1,246	7,264
M/I Homes, Inc. (a)	4,300	71,079
MDC Holdings, Inc.	7,971	184,927
Meritage Homes Corp. (a)	5,658	206,574
NVR, Inc. (a)	10	25,691
Purple Innovation, Inc. (a)	1,096	6,225
Skyline Champion Corp. (a)	7,900	123,872
Sonos, Inc. (a)	12,530	106,254
Taylor Morrison Home Corp. (a)	20,548	226,028
Tempur Sealy International, Inc. (a)	7,149	312,483

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	19,083	$367,348
TopBuild Corp. (a)	5,281	378,331
TRI Pointe Group, Inc. (a)	21,683	190,160
Tupperware Brands Corp.	6,881	11,147
Universal Electronics, Inc. (a)	2,039	78,236
ZAGG, Inc. (a) (b)	3,962	12,322
		4,203,619
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	1,500	41,250
Central Garden & Pet Co. Class A (a)	6,300	161,091
Energizer Holdings, Inc. (b)	9,912	299,838
Oil-Dri Corp. of America	748	25,013
Reynolds Consumer Products, Inc.	7,500	218,775
Spectrum Brands Holdings, Inc.	7,169	260,737
WD-40 Co.	2,146	431,024
		1,437,728
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Atlantic Power Corp. (a)	15,756	33,718
Clearway Energy, Inc. Class A	5,500	94,435
Clearway Energy, Inc. Class C	12,400	233,120
Ormat Technologies, Inc.	6,188	418,680
Sunnova Energy International, Inc. (a) (b)	4,800	48,336
TerraForm Power, Inc. Class A	12,459	196,478
Vistra Energy Corp.	66,907	1,067,836
		2,092,603
INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	8,621	1,080,039
Raven Industries, Inc.	5,600	118,888
		1,198,927
INSURANCE — 3.8%
Alleghany Corp.	2,197	1,213,513
Ambac Financial Group, Inc. (a)	7,094	87,540
American Equity Investment Life Holding Co.	14,172	266,434
American Financial Group, Inc.	11,603	813,138
American National Insurance Co.	1,135	93,501
AMERISAFE, Inc.	2,981	192,185
Arch Capital Group, Ltd. (a)	60,283	1,715,654
Argo Group International Holdings, Ltd.	5,160	191,230
Assured Guaranty, Ltd.	14,719	379,603
Athene Holding, Ltd. Class A (a)	21,501	533,655
Axis Capital Holdings, Ltd.	12,999	502,411
Benefytt Technologies, Inc. (a) (b)	1,400	31,346
Brighthouse Financial, Inc. (a)	16,773	405,403
Brown & Brown, Inc.	37,185	1,346,841
BRP Group, Inc. Class A (a)	2,700	28,485
Citizens, Inc. (a) (b)	7,800	50,856
CNA Financial Corp.	4,491	139,401
CNO Financial Group, Inc.	23,279	288,427
Crawford & Co. Class A	2,600	18,720
Donegal Group, Inc. Class A	1,500	22,800
Security Description	Shares	Value
eHealth, Inc. (a)	3,546	$499,348
Employers Holdings, Inc.	5,000	202,550
Enstar Group, Ltd. (a)	1,809	287,721
Erie Indemnity Co. Class A (b)	3,843	569,686
FBL Financial Group, Inc. Class A	1,526	71,218
FedNat Holding Co.	1,790	20,549
Fidelity National Financial, Inc.	41,713	1,037,819
First American Financial Corp.	17,248	731,488
Genworth Financial, Inc. Class A (a)	79,500	263,940
Global Indemnity, Ltd.	1,254	31,977
Goosehead Insurance, Inc. Class A (a) (b)	1,800	80,334
Greenlight Capital Re, Ltd. Class A (a) (b)	4,300	25,585
Hallmark Financial Services, Inc. (a)	1,841	7,438
Hanover Insurance Group, Inc.	6,070	549,821
HCI Group, Inc.	945	38,036
Heritage Insurance Holdings, Inc.	3,899	41,758
Horace Mann Educators Corp.	6,500	237,835
Independence Holding Co.	705	18,020
Investors Title Co.	198	25,344
James River Group Holdings, Ltd.	4,600	166,704
Kemper Corp.	9,868	733,883
Kinsale Capital Group, Inc.	3,180	332,405
Markel Corp. (a)	2,129	1,975,478
MBIA, Inc. (a)	11,763	83,988
Mercury General Corp.	4,337	176,603
National General Holdings Corp.	10,599	175,413
National Western Life Group, Inc. Class A	324	55,728
NI Holdings, Inc. (a)	1,500	20,340
Old Republic International Corp.	44,462	678,046
Palomar Holdings, Inc. (a)	2,910	169,246
Primerica, Inc.	6,434	569,280
ProAssurance Corp.	8,331	208,275
ProSight Global, Inc. (a)	1,300	12,675
Protective Insurance Corp. Class B	1,400	19,250
Reinsurance Group of America, Inc.	9,871	830,546
RenaissanceRe Holdings, Ltd.	6,829	1,019,706
RLI Corp.	6,268	551,145
Safety Insurance Group, Inc.	2,340	197,566
Selective Insurance Group, Inc.	9,198	457,141
State Auto Financial Corp.	2,700	75,033
Stewart Information Services Corp.	3,649	97,319
Third Point Reinsurance, Ltd. (a)	11,200	82,992
Tiptree, Inc.	3,900	20,358
Trupanion, Inc. (a) (b)	4,569	118,931
United Fire Group, Inc.	3,317	108,167
United Insurance Holdings Corp.	3,200	29,568
Universal Insurance Holdings, Inc.	4,517	80,945
Watford Holdings, Ltd. (a)	2,800	41,020
White Mountains Insurance Group, Ltd.	470	427,700
		22,577,061
INTERACTIVE MEDIA & SERVICES — 0.8%
Cargurus, Inc. (a) (b)	11,800	223,492

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Cars.com, Inc. (a)	10,500	$45,150
DHI Group, Inc. (a)	8,000	17,280
Eventbrite, Inc. Class A (a) (b)	5,700	41,610
EverQuote, Inc. Class A (a) (b)	1,300	34,125
IAC/InterActiveCorp (a)	11,705	2,097,887
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,500	18,900
Match Group, Inc. (a) (b)	8,500	561,340
Meet Group, Inc. (a)	10,400	61,048
QuinStreet, Inc. (a)	7,298	58,749
Travelzoo (a)	896	3,521
TripAdvisor, Inc.	16,400	285,196
TrueCar, Inc. (a)	16,466	39,848
Yelp, Inc. (a)	10,791	194,562
Zillow Group, Inc. Class A (a)	8,883	301,755
Zillow Group, Inc. Class C (a) (b)	19,783	712,584
		4,697,047
INTERNET & DIRECT MARKETING RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	3,800	50,274
Duluth Holdings, Inc. Class B (a) (b)	1,896	7,603
Etsy, Inc. (a)	18,561	713,485
Groupon, Inc. (a)	70,922	69,518
GrubHub, Inc. (a)	14,364	585,046
Lands' End, Inc. (a)	1,500	8,010
Leaf Group, Ltd. (a)	3,096	4,149
Liquidity Services, Inc. (a)	3,824	14,837
Overstock.com, Inc. (a)	5,347	26,681
PetMed Express, Inc.	3,100	89,218
Quotient Technology, Inc. (a)	11,771	76,511
Qurate Retail, Inc. Class A (a) (b)	60,416	368,840
RealReal, Inc. (a) (b)	7,800	54,678
Rubicon Project, Inc. (a)	7,700	42,735
Shutterstock, Inc.	2,950	94,872
Stamps.com, Inc. (a)	2,615	340,159
Stitch Fix, Inc. Class A (a) (b)	6,300	80,010
Waitr Holdings, Inc. (a) (b)	10,013	12,316
Wayfair, Inc. Class A (a) (b)	9,991	533,919
		3,172,861
IT SERVICES — 4.0%
Amdocs, Ltd.	20,983	1,153,436
Black Knight, Inc. (a)	22,600	1,312,156
Booz Allen Hamilton Holding Corp.	21,446	1,472,053
Brightcove, Inc. (a)	5,726	39,910
CACI International, Inc. Class A (a)	3,836	809,971
Cardtronics PLC Class A (a)	5,728	119,830
Cass Information Systems, Inc.	2,160	75,946
Conduent, Inc. (a)	27,200	66,640
CSG Systems International, Inc.	5,200	217,620
Endurance International Group Holdings, Inc. (a)	10,135	19,561
EPAM Systems, Inc. (a)	8,146	1,512,386
Euronet Worldwide, Inc. (a)	7,869	674,531
EVERTEC, Inc.	9,500	215,935
Evo Payments, Inc. Class A (a)	6,300	96,390
Security Description	Shares	Value
Exela Technologies, Inc. (a) (b)	8,098	$1,660
ExlService Holdings, Inc. (a)	5,237	272,481
Genpact, Ltd.	29,560	863,152
GoDaddy, Inc. Class A (a)	27,222	1,554,648
GTT Communications, Inc. (a) (b)	5,295	42,095
Hackett Group, Inc.	3,590	45,665
I3 Verticals, Inc. Class A (a)	2,300	43,907
Information Services Group, Inc. (a)	5,100	13,107
International Money Express, Inc. (a)	2,700	24,651
KBR, Inc.	22,226	459,634
Limelight Networks, Inc. (a)	18,110	103,227
LiveRamp Holdings, Inc. (a)	10,485	345,166
ManTech International Corp. Class A	4,158	302,162
MAXIMUS, Inc.	10,026	583,513
MongoDB, Inc. (a) (b)	6,632	905,533
NIC, Inc.	10,300	236,900
Okta, Inc. (a)	16,434	2,009,221
Paysign, Inc. (a) (b)	4,300	22,188
Perficient, Inc. (a)	5,000	135,450
Perspecta, Inc.	22,000	401,280
PRGX Global, Inc. (a)	3,185	8,918
Priority Technology Holdings, Inc. (a)	1,165	2,260
Sabre Corp.	43,435	257,570
Science Applications International Corp.	9,082	677,790
Square, Inc. Class A (a)	54,075	2,832,448
StarTek, Inc. (a)	2,500	9,400
Switch, Inc. Class A	9,300	134,199
Sykes Enterprises, Inc. (a)	5,953	161,445
TTEC Holdings, Inc.	2,655	97,492
Tucows, Inc. Class A (a) (b)	1,524	73,548
Twilio, Inc. Class A (a) (b)	19,282	1,725,546
Unisys Corp. (a)	8,000	98,800
Verra Mobility Corp. (a) (b)	20,000	142,800
Virtusa Corp. (a)	4,500	127,800
WEX, Inc. (a)	6,756	706,340
		23,208,361
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	5,500	141,460
American Outdoor Brands Corp. (a)	8,488	70,450
Brunswick Corp.	12,744	450,755
Callaway Golf Co.	14,712	150,357
Clarus Corp.	3,650	35,770
Escalade, Inc.	1,700	10,115
Johnson Outdoors, Inc. Class A	808	50,662
Malibu Boats, Inc. Class A (a)	3,099	89,220
Marine Products Corp.	1,080	8,726
MasterCraft Boat Holdings, Inc. (a)	2,665	19,455
Mattel, Inc. (a) (b)	54,200	477,502
Polaris, Inc.	9,033	434,939
Sturm Ruger & Co., Inc.	2,585	131,602
Vista Outdoor, Inc. (a)	8,721	76,745
YETI Holdings, Inc. (a)	8,634	168,536
		2,316,294

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Accelerate Diagnostics, Inc. (a) (b)	4,000	$33,320
Adaptive Biotechnologies Corp. (a) (b)	10,500	291,690
Avantor, Inc. (a)	49,700	620,753
Bio-Rad Laboratories, Inc. Class A (a)	3,332	1,168,066
Bio-Techne Corp.	5,963	1,130,704
Bruker Corp.	16,108	577,633
Charles River Laboratories International, Inc. (a)	7,573	955,788
ChromaDex Corp. (a) (b)	5,800	18,908
Codexis, Inc. (a) (b)	8,300	92,628
Fluidigm Corp. (a)	10,744	27,290
Luminex Corp.	6,551	180,349
Medpace Holdings, Inc. (a)	4,300	315,534
NanoString Technologies, Inc. (a)	5,400	129,870
NeoGenomics, Inc. (a)	15,000	414,150
Pacific Biosciences of California, Inc. (a) (b)	21,500	65,790
Personalis, Inc. (a) (b)	2,800	22,596
PPD, Inc. (a) (b)	10,700	190,567
PRA Health Sciences, Inc. (a)	9,905	822,511
QIAGEN NV (a) (b)	34,881	1,451,050
Quanterix Corp. (a) (b)	2,100	38,577
Repligen Corp. (a)	8,199	791,531
Syneos Health, Inc. (a)	9,794	386,080
		9,725,385
MACHINERY — 3.2%
AGCO Corp.	9,821	464,042
Alamo Group, Inc.	1,522	135,123
Albany International Corp. Class A	4,848	229,456
Allison Transmission Holdings, Inc.	17,212	561,283
Altra Industrial Motion Corp.	10,074	176,194
Astec Industries, Inc.	3,540	123,794
Barnes Group, Inc.	7,414	310,128
Blue Bird Corp. (a)	2,222	24,286
Briggs & Stratton Corp. (b)	5,800	10,498
Chart Industries, Inc. (a)	5,700	165,186
CIRCOR International, Inc. (a)	2,847	33,111
Colfax Corp. (a)	14,627	289,615
Columbus McKinnon Corp.	3,620	90,500
Commercial Vehicle Group, Inc. (a)	4,800	7,248
Crane Co.	7,948	390,883
Donaldson Co., Inc.	19,909	769,085
Douglas Dynamics, Inc.	3,477	123,468
Eastern Co.	821	16,009
Energy Recovery, Inc. (a) (b)	5,900	43,896
Enerpac Tool Group Corp.	8,600	142,330
EnPro Industries, Inc.	3,245	128,437
ESCO Technologies, Inc.	4,043	306,904
Evoqua Water Technologies Corp. (a)	11,900	133,399
Federal Signal Corp.	9,400	256,432
Franklin Electric Co., Inc.	7,249	341,645
Gates Industrial Corp. PLC (a) (b)	7,200	53,136
Gencor Industries, Inc. (a)	1,261	13,241
Security Description	Shares	Value
Gorman-Rupp Co.	2,800	$87,388
Graco, Inc.	25,954	1,264,738
Graham Corp.	1,400	18,060
Greenbrier Cos., Inc.	4,894	86,820
Helios Technologies, Inc.	4,648	176,252
Hillenbrand, Inc.	11,468	219,153
Hurco Cos., Inc.	956	27,820
Hyster-Yale Materials Handling, Inc.	1,589	63,703
ITT, Inc.	13,888	629,960
John Bean Technologies Corp.	4,929	366,077
Kadant, Inc.	1,692	126,308
Kennametal, Inc.	12,917	240,515
LB Foster Co. Class A (a)	1,600	19,776
Lincoln Electric Holdings, Inc.	9,244	637,836
Lindsay Corp.	1,670	152,939
Luxfer Holdings PLC	4,331	61,240
Lydall, Inc. (a)	2,445	15,795
Manitowoc Co., Inc (a)	5,475	46,537
Mayville Engineering Co., Inc. (a)	1,090	6,682
Meritor, Inc. (a)	11,100	147,075
Middleby Corp. (a)	8,710	495,425
Miller Industries, Inc.	1,665	47,086
Mueller Industries, Inc.	8,684	207,895
Mueller Water Products, Inc. Class A	24,600	197,046
Navistar International Corp. (a)	7,800	128,622
NN, Inc.	6,216	10,754
Nordson Corp.	8,989	1,214,144
Omega Flex, Inc.	500	42,200
Oshkosh Corp.	10,732	690,390
Park-Ohio Holdings Corp.	1,311	24,830
Proto Labs, Inc. (a)	4,203	319,974
RBC Bearings, Inc. (a)	3,741	421,947
REV Group, Inc.	4,000	16,680
Rexnord Corp.	16,690	378,362
Spartan Motors, Inc.	5,100	65,841
SPX Corp. (a)	6,900	225,216
SPX FLOW, Inc. (a)	6,600	187,572
Standex International Corp.	1,915	93,873
Tennant Co.	2,824	163,651
Terex Corp.	9,990	143,456
Timken Co.	10,492	339,311
Titan International, Inc.	7,100	11,005
Toro Co.	16,841	1,096,181
TriMas Corp. (a)	7,000	161,700
Trinity Industries, Inc.	15,869	255,015
Twin Disc, Inc. (a)	1,460	10,191
Wabash National Corp.	8,287	59,832
WABCO Holdings, Inc. (a)	8,027	1,084,046
Watts Water Technologies, Inc. Class A	4,326	366,196
Welbilt, Inc. (a)	20,400	104,652
Woodward, Inc.	8,650	514,156
		18,811,252
MARINE — 0.1%
Costamare, Inc.	7,600	34,352
Eagle Bulk Shipping, Inc. (a) (b)	7,100	13,135

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Genco Shipping & Trading, Ltd.	2,400	$15,408
Kirby Corp. (a)	9,340	406,010
Matson, Inc.	6,682	204,603
Safe Bulkers, Inc. (a)	9,060	10,781
Scorpio Bulkers, Inc.	7,653	19,362
		703,651
MEDIA — 1.7%
Altice USA, Inc. Class A (a)	47,600	1,061,004
AMC Networks, Inc. Class A (a)	6,686	162,537
Boston Omaha Corp. Class A (a) (b)	1,500	27,165
Cable One, Inc.	664	1,091,623
Cardlytics, Inc. (a) (b)	2,200	76,912
Central European Media Enterprises, Ltd. Class A (a)	13,900	43,507
Clear Channel Outdoor Holding, Inc. (a)	6,900	4,416
comScore, Inc. (a)	6,900	19,458
Cumulus Media, Inc. Class A (a)	2,010	10,894
Daily Journal Corp. (a) (b)	159	36,300
Emerald Holding, Inc.	3,500	9,065
Entercom Communications Corp. Class A (b)	17,300	29,583
Entravision Communications Corp. Class A	9,500	19,285
EW Scripps Co. Class A	8,597	64,821
Fluent, Inc. (a)	7,613	8,907
Gannett Co., Inc. (b)	18,414	27,253
Gray Television, Inc. (a)	14,300	153,582
Hemisphere Media Group, Inc. (a)	2,500	21,350
John Wiley & Sons, Inc. Class A	6,850	256,807
Lee Enterprises, Inc. (a)	8,300	8,159
Liberty Broadband Corp. Class A (a)	3,904	417,728
Liberty Broadband Corp. Class C (a)	16,603	1,838,284
Liberty Latin America, Ltd. Class A (a)	7,288	76,670
Liberty Latin America, Ltd. Class C (a)	17,900	183,654
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,304	421,604
Liberty Media Corp.-Liberty SiriusXM Class C (a)	24,370	770,579
Loral Space & Communications, Inc. (a)	1,900	30,875
Marchex, Inc. Class B (a)	5,400	7,830
MDC Partners, Inc. Class A (a)	8,800	12,760
Meredith Corp. (b)	6,201	75,776
MSG Networks, Inc. Class A (a) (b)	6,521	66,514
National CineMedia, Inc.	9,000	29,340
New York Times Co. Class A	25,569	785,224
Nexstar Media Group, Inc. Class A	7,061	407,632
Saga Communications, Inc. Class A	644	17,716
Scholastic Corp.	4,595	117,127
Sinclair Broadcast Group, Inc. Class A (b)	9,662	155,365
Sirius XM Holdings, Inc. (b)	216,128	1,067,672
TechTarget, Inc. (a)	3,600	74,196
Security Description	Shares	Value
TEGNA, Inc.	34,083	$370,141
WideOpenWest, Inc. (a)	3,500	16,660
Tribune Publishing Co.	2,500	20,275
		10,096,250
METALS & MINING — 1.0%
Alcoa Corp. (a)	29,321	180,617
Allegheny Technologies, Inc. (a) (b)	19,737	167,765
Carpenter Technology Corp.	7,355	143,423
Century Aluminum Co. (a)	7,400	26,788
Cleveland-Cliffs, Inc. (b)	62,002	244,908
Coeur Mining, Inc. (a)	37,400	120,054
Commercial Metals Co.	18,547	292,857
Compass Minerals International, Inc. (b)	5,314	204,430
Contura Energy, Inc. (a) (b)	2,575	6,051
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	2,200	—
Gold Resource Corp.	8,900	24,475
Haynes International, Inc.	2,000	41,220
Hecla Mining Co.	81,337	148,033
Kaiser Aluminum Corp.	2,441	169,112
Materion Corp.	3,155	110,457
Novagold Resources, Inc. (a)	36,300	267,894
Olympic Steel, Inc.	1,400	14,490
Ramaco Resources, Inc. (a) (b)	1,233	2,947
Reliance Steel & Aluminum Co.	10,248	897,622
Royal Gold, Inc.	10,317	904,904
Ryerson Holding Corp. (a)	2,500	13,300
Schnitzer Steel Industries, Inc. Class A	3,972	51,795
Southern Copper Corp.	12,969	365,207
Steel Dynamics, Inc.	32,506	732,685
SunCoke Energy, Inc.	10,600	40,810
Synalloy Corp. (a)	1,300	11,349
TimkenSteel Corp. (a) (b)	5,714	18,456
United States Steel Corp. (b)	26,799	169,102
Warrior Met Coal, Inc.	8,100	86,022
Worthington Industries, Inc.	6,100	160,125
		5,616,898
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AG Mortgage Investment Trust, Inc. REIT (b)	4,800	13,152
AGNC Investment Corp. REIT	85,379	903,310
Annaly Capital Management, Inc. REIT	224,743	1,139,447
Anworth Mortgage Asset Corp. REIT	14,400	16,272
Apollo Commercial Real Estate Finance, Inc. REIT	24,240	179,861
Ares Commercial Real Estate Corp. REIT	4,700	32,853
Arlington Asset Investment Corp. Class A REIT (b)	5,700	12,483
ARMOUR Residential REIT, Inc.	9,200	81,052
Blackstone Mortgage Trust, Inc. Class A REIT (b)	20,166	375,491

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Capstead Mortgage Corp. REIT	14,711	$61,786
Cherry Hill Mortgage Investment Corp. REIT	2,300	14,260
Chimera Investment Corp. REIT	29,445	267,950
Colony Credit Real Estate, Inc. REIT	11,900	46,886
Dynex Capital, Inc. REIT (b)	3,300	34,452
Ellington Financial, Inc. REIT	6,000	34,260
Exantas Capital Corp. REIT	4,375	12,075
Granite Point Mortgage Trust, Inc. REIT	8,034	40,732
Great Ajax Corp. REIT (b)	2,586	16,447
Invesco Mortgage Capital, Inc. REIT	25,100	85,591
KKR Real Estate Finance Trust, Inc. REIT (b)	3,700	55,537
Ladder Capital Corp. REIT	16,127	76,442
MFA Financial, Inc. REIT	68,236	105,766
New Residential Investment Corp. REIT	65,500	328,155
New York Mortgage Trust, Inc. REIT	57,200	88,660
Orchid Island Capital, Inc. REIT (b)	9,200	27,140
PennyMac Mortgage Investment Trust REIT	15,541	165,045
Ready Capital Corp. REIT	5,500	39,710
Redwood Trust, Inc. REIT	16,900	85,514
TPG RE Finance Trust, Inc. REIT	7,500	41,175
Two Harbors Investment Corp. REIT	42,857	163,285
Western Asset Mortgage Capital Corp. REIT	7,556	17,303
Starwood Property Trust, Inc. REIT	42,948	440,217
		5,002,309
MULTI-UTILITIES — 0.4%
Avista Corp.	10,500	446,145
Black Hills Corp.	9,605	615,008
MDU Resources Group, Inc.	31,437	675,895
NorthWestern Corp.	7,955	475,948
Unitil Corp.	2,300	120,336
		2,333,332
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	6,120	87,026
Dillard's, Inc. Class A (b)	1,505	55,610
JC Penney Co., Inc. (a) (b)	45,400	16,344
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	8,295	384,390
		543,370
OIL, GAS & CONSUMABLE FUELS — 1.0%
Abraxas Petroleum Corp. (a)	27,744	3,357
Altus Midstream Co. Class A (a)	7,147	5,360
Amplify Energy Corp.	2,303	1,303
Antero Midstream Corp. (b)	37,500	78,750
Antero Resources Corp. (a)	37,874	27,000
Arch Coal, Inc. Class A	2,296	66,354
Ardmore Shipping Corp.	4,700	24,675
Berry Corp.	9,100	21,931
Bonanza Creek Energy, Inc. (a)	2,800	31,500
Brigham Minerals, Inc. Class A	4,300	35,561
Security Description	Shares	Value
California Resources Corp. (a) (b)	7,147	$7,147
Callon Petroleum Co. (a) (b)	56,585	31,003
Centennial Resource Development, Inc. Class A (a)	27,768	7,303
Chaparral Energy, Inc. Class A (a) (b)	4,800	2,256
Cheniere Energy, Inc. (a)	36,347	1,217,625
Chesapeake Energy Corp. (a) (b)	205,744	35,532
Cimarex Energy Co.	15,800	265,914
Clean Energy Fuels Corp. (a)	19,800	35,244
CNX Resources Corp. (a)	29,300	155,876
Comstock Resources, Inc. (a)	2,700	14,553
CONSOL Energy, Inc. (a)	3,625	13,376
Continental Resources, Inc. (b)	13,547	103,499
CVR Energy, Inc.	4,500	74,385
Delek US Holdings, Inc. (b)	11,608	182,942
Denbury Resources, Inc. (a) (b)	69,865	12,897
DHT Holdings, Inc.	17,392	133,397
Diamond Shipping, Inc. (a)	4,096	48,374
Dorian LPG, Ltd. (a)	3,958	34,474
Earthstone Energy, Inc. Class A (a)	2,785	4,902
Energy Fuels, Inc. (a) (b)	13,301	15,695
EQT Corp.	40,100	283,507
Equitrans Midstream Corp. (b)	32,140	161,664
Evolution Petroleum Corp.	3,829	9,994
Extraction Oil & Gas, Inc. (a) (b)	11,900	5,022
Falcon Minerals Corp. (b)	5,400	11,610
GasLog, Ltd.	5,700	20,634
Golar LNG, Ltd. (b)	14,898	117,396
Goodrich Petroleum Corp. (a)	1,102	4,695
Green Plains, Inc.	4,938	23,949
Gulfport Energy Corp. (a) (b)	22,600	10,050
Hallador Energy Co.	3,350	3,179
HighPoint Resources Corp. (a)	15,882	3,018
International Seaways, Inc.	3,997	95,488
Kosmos Energy, Ltd.	53,600	48,004
Laredo Petroleum, Inc. (a)	25,500	9,685
Magnolia Oil & Gas Corp. Class A (a) (b)	15,900	63,600
Matador Resources Co. (a) (b)	16,400	40,672
Montage Resources Corp. (a) (b)	3,050	6,863
Murphy Oil Corp. (b)	22,900	140,377
NACCO Industries, Inc. Class A	541	15,137
NextDecade Corp. (a)	2,007	3,773
Nordic American Tankers, Ltd.	21,840	98,935
Northern Oil and Gas, Inc. (a) (b)	46,600	30,901
Oasis Petroleum, Inc. (a)	46,600	16,310
Overseas Shipholding Group, Inc. Class A (a)	9,141	20,750
Panhandle Oil and Gas, Inc. Class A	2,300	8,487
Par Pacific Holdings, Inc. (a)	5,189	36,842
Parsley Energy, Inc. Class A	47,004	269,333
PBF Energy, Inc. Class A	18,852	133,472
PDC Energy, Inc. (a)	15,700	97,497
Peabody Energy Corp.	9,303	26,979
Penn Virginia Corp. (a)	1,895	5,856

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PrimeEnergy Resources Corp. (a)	73	$5,402
QEP Resources, Inc.	35,265	11,796
Range Resources Corp. (b)	32,700	74,556
Renewable Energy Group, Inc. (a) (b)	5,825	119,587
REX American Resources Corp. (a)	904	42,045
Ring Energy, Inc. (a) (b)	8,475	5,583
Rosehill Resources, Inc. (a) (b)	1,863	764
SandRidge Energy, Inc. (a)	4,800	4,316
Scorpio Tankers, Inc.	6,899	131,909
SFL Corp., Ltd.	12,800	121,216
SilverBow Resources, Inc. (a) (b)	1,205	2,976
SM Energy Co.	16,456	20,076
Southwestern Energy Co. (a) (b)	85,300	144,157
Talos Energy, Inc. (a)	2,900	16,675
Targa Resources Corp.	36,153	249,817
Teekay Corp. (a) (b)	9,734	30,759
Teekay Tankers, Ltd. Class A (a)	3,762	83,667
Tellurian, Inc. (a) (b)	13,627	12,317
Unit Corp. (a) (b)	9,469	2,462
Uranium Energy Corp. (a) (b)	25,100	14,056
W&T Offshore, Inc. (a) (b)	13,300	22,610
Whiting Petroleum Corp. (a) (b)	13,200	8,849
World Fuel Services Corp.	10,149	255,552
WPX Energy, Inc. (a)	65,332	199,263
		6,096,274
PAPER & FOREST PRODUCTS — 0.2%
Boise Cascade Co.	6,100	145,058
Clearwater Paper Corp. (a)	2,507	54,678
Domtar Corp.	9,013	195,041
Louisiana-Pacific Corp.	17,602	302,402
Neenah, Inc.	2,646	114,122
PH Glatfelter Co.	6,600	80,652
Schweitzer-Mauduit International, Inc.	4,800	133,536
Verso Corp. Class A (a)	5,429	61,239
		1,086,728
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. Class A (a)	6,200	105,710
Edgewell Personal Care Co. (a)	8,479	204,175
elf Beauty, Inc. (a) (b)	4,100	40,344
Herbalife Nutrition, Ltd. (a)	15,676	457,112
Inter Parfums, Inc.	2,800	129,780
Lifevantage Corp. (a)	2,200	22,660
Medifast, Inc. (b)	1,698	106,125
Nature's Sunshine Products, Inc. (a)	1,300	10,569
Nu Skin Enterprises, Inc. Class A	8,658	189,177
Revlon, Inc. Class A (a) (b)	1,000	10,930
USANA Health Sciences, Inc. (a)	2,000	115,520
Youngevity International, Inc. (a) (b)	1,300	910
		1,393,012
PHARMACEUTICALS — 1.6%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,200	14,396
Acer Therapeutics, Inc. (a)	900	1,791
Aclaris Therapeutics, Inc. (a) (b)	5,558	5,780
Security Description	Shares	Value
Aerie Pharmaceuticals, Inc. (a) (b)	6,600	$89,100
Akorn, Inc. (a)	15,244	8,555
Amneal Pharmaceuticals, Inc. (a) (b)	17,890	62,257
Amphastar Pharmaceuticals, Inc. (a)	5,600	83,104
ANI Pharmaceuticals, Inc. (a)	1,433	58,380
Arvinas Holding Co. LLC (a)	3,300	132,990
Assertio Therapeutics, Inc. (a)	11,593	7,536
Axsome Therapeutics, Inc. (a)	4,200	247,086
BioDelivery Sciences International, Inc. (a)	13,100	49,649
Cara Therapeutics, Inc. (a) (b)	6,200	81,902
Catalent, Inc. (a)	24,199	1,257,138
cbdMD, Inc. (a) (b)	4,800	4,464
Cerecor, Inc. (a)	3,300	8,184
Chiasma, Inc. (a) (b)	4,800	17,520
Collegium Pharmaceutical, Inc. (a)	5,067	82,744
Corcept Therapeutics, Inc. (a) (b)	15,000	178,350
CorMedix, Inc. (a) (b)	3,600	12,924
Cymabay Therapeutics, Inc. (a) (b)	9,730	14,400
Elanco Animal Health, Inc. (a)	62,300	1,394,897
Eloxx Pharmaceuticals, Inc. (a) (b)	3,539	6,936
Endo International PLC (a)	35,300	130,610
Evofem Biosciences, Inc. (a) (b)	2,500	13,300
Evolus, Inc. (a) (b)	2,600	10,790
EyePoint Pharmaceuticals, Inc. (a) (b)	10,150	10,353
Fulcrum Therapeutics, Inc. (a)	1,920	22,925
Horizon Therapeutics PLC (a)	29,324	868,577
Innoviva, Inc. (a)	10,053	118,223
Intersect ENT, Inc. (a)	4,830	57,236
Intra-Cellular Therapies, Inc. (a)	8,255	126,879
Jazz Pharmaceuticals PLC (a)	8,718	869,533
Kala Pharmaceuticals, Inc. (a) (b)	3,600	31,644
Kaleido Biosciences, Inc. (a) (b)	2,000	12,300
Lannett Co., Inc. (a) (b)	4,797	33,339
Liquidia Technologies, Inc. (a)	1,900	8,949
Mallinckrodt PLC (a) (b)	12,227	24,210
Marinus Pharmaceuticals, Inc. (a) (b)	12,390	25,152
Menlo Therapeutics, Inc. (a)	6,793	18,205
MyoKardia, Inc. (a) (b)	7,000	328,160
Nektar Therapeutics (a) (b)	26,500	473,025
NGM Biopharmaceuticals, Inc. (a) (b)	3,725	45,929
Ocular Therapeutix, Inc. (a)	6,400	31,680
Odonate Therapeutics, Inc. (a)	1,500	41,415
Omeros Corp. (a) (b)	8,062	107,789
Optinose, Inc. (a) (b)	4,200	18,858
Osmotica Pharmaceuticals PLC (a) (b)	1,300	4,134
Pacira BioSciences, Inc. (a)	6,437	215,833
Paratek Pharmaceuticals, Inc. (a) (b)	5,500	17,325
Phathom Pharmaceuticals, Inc. (a)	1,600	41,312
Phibro Animal Health Corp. Class A	3,200	77,344
Prestige Consumer Healthcare, Inc. (a) (b)	7,916	290,359
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,573	515,727

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Recro Pharma, Inc. (a)	2,800	$22,876
resTORbio, Inc. (a) (b)	2,300	2,369
Revance Therapeutics, Inc. (a)	8,074	119,495
Satsuma Pharmaceuticals, Inc. (a)	800	17,216
SIGA Technologies, Inc. (a) (b)	8,100	38,718
Strongbridge Biopharma PLC (a)	6,500	12,285
Supernus Pharmaceuticals, Inc. (a)	7,700	138,523
TherapeuticsMD, Inc. (a) (b)	34,800	36,888
Theravance Biopharma, Inc. (a) (b)	7,704	178,040
Tricida, Inc. (a) (b)	3,470	76,340
Verrica Pharmaceuticals, Inc. (a) (b)	1,800	19,674
WaVe Life Sciences, Ltd. (a) (b)	3,410	31,952
Xeris Pharmaceuticals, Inc. (a)	4,200	8,190
Zogenix, Inc. (a)	6,669	164,924
Zynerba Pharmaceuticals, Inc. (a) (b)	3,315	12,697
		9,291,385
PROFESSIONAL SERVICES — 1.6%
Acacia Research Corp. (a)	7,700	17,094
ASGN, Inc. (a)	7,986	282,065
Barrett Business Services, Inc.	1,139	45,150
BG Staffing, Inc.	1,408	10,532
CBIZ, Inc. (a)	8,100	169,452
CoreLogic, Inc.	12,500	381,750
CoStar Group, Inc. (a)	5,616	3,297,771
CRA International, Inc.	1,145	38,254
Exponent, Inc.	8,150	586,066
Forrester Research, Inc. (a)	1,600	46,768
Franklin Covey Co. (a)	1,483	23,046
FTI Consulting, Inc. (a)	5,832	698,499
GP Strategies Corp. (a)	1,800	11,718
Heidrick & Struggles International, Inc.	3,000	67,500
Huron Consulting Group, Inc. (a)	3,470	157,399
ICF International, Inc.	2,847	195,589
InnerWorkings, Inc. (a)	6,200	7,254
Insperity, Inc.	5,810	216,713
Kelly Services, Inc. Class A	4,995	63,387
Kforce, Inc.	3,200	81,824
Korn Ferry	8,655	210,490
ManpowerGroup, Inc.	9,310	493,337
Mistras Group, Inc. (a)	2,587	11,021
Resources Connection, Inc.	4,800	52,656
TransUnion	29,454	1,949,266
TriNet Group, Inc. (a)	6,900	259,854
TrueBlue, Inc. (a)	6,100	77,836
Upwork, Inc. (a)	8,700	56,115
Willdan Group, Inc. (a)	1,500	32,055
		9,540,461
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Altisource Portfolio Solutions SA (a) (b)	800	6,136
American Realty Investors, Inc. (a)	300	2,772
Consolidated-Tomoka Land Co.	723	32,774
Cushman & Wakefield PLC (a)	17,700	207,798
Security Description	Shares	Value
eXp World Holdings, Inc. (a)	2,900	$24,534
Forestar Group, Inc. (a)	2,506	25,937
FRP Holdings, Inc. (a)	1,045	44,935
Griffin Industrial Realty, Inc.	120	3,924
Howard Hughes Corp. (a)	6,274	316,962
Jones Lang LaSalle, Inc.	8,062	814,101
Kennedy-Wilson Holdings, Inc.	19,242	258,228
Marcus & Millichap, Inc. (a)	3,600	97,560
Maui Land & Pineapple Co., Inc. (a)	936	10,230
Newmark Group, Inc. Class A	22,561	95,884
Rafael Holdings, Inc. Class B (a)	1,702	21,803
RE/MAX Holdings, Inc. Class A	2,800	61,376
Realogy Holdings Corp. (b)	17,861	53,762
Redfin Corp. (a)	14,100	217,422
RMR Group, Inc. Class A	2,366	63,811
St. Joe Co. (a) (b)	5,200	87,256
Stratus Properties, Inc. (a)	900	15,921
Tejon Ranch Co. (a)	3,200	44,992
Transcontinental Realty Investors, Inc. (a)	207	4,245
		2,512,363
ROAD & RAIL — 1.4%
AMERCO	1,346	391,080
ArcBest Corp.	3,898	68,293
Avis Budget Group, Inc. (a) (b)	9,002	125,128
Covenant Transportation Group, Inc. Class A (a)	1,745	15,129
Daseke, Inc. (a) (b)	6,464	9,050
Heartland Express, Inc.	7,240	134,447
Hertz Global Holdings, Inc. (a)	15,930	98,447
Knight-Swift Transportation Holdings, Inc. (b)	19,471	638,649
Landstar System, Inc.	6,170	591,456
Lyft, Inc. Class A (a) (b)	30,800	826,980
Marten Transport, Ltd.	6,204	127,306
PAM Transportation Services, Inc. (a)	250	7,688
Roadrunner Transportation Systems, Inc. (a) (b)	600	1,530
Ryder System, Inc.	8,239	217,839
Saia, Inc. (a)	4,100	301,514
Schneider National, Inc. Class B	8,775	169,709
Uber Technologies, Inc. (a)	149,216	4,166,111
Universal Logistics Holdings, Inc.	1,329	17,410
US Xpress Enterprises, Inc. Class A (a) (b)	3,098	10,347
Werner Enterprises, Inc.	7,100	257,446
YRC Worldwide, Inc. (a) (b)	5,961	10,014
		8,185,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Adesto Technologies Corp. (a) (b)	4,000	44,760
Advanced Energy Industries, Inc. (a)	6,000	290,940
Alpha & Omega Semiconductor, Ltd. (a)	2,887	18,506

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ambarella, Inc. (a)	5,080	$246,685
Amkor Technology, Inc. (a)	15,452	120,371
Axcelis Technologies, Inc. (a)	5,085	93,106
AXT, Inc. (a)	6,253	20,072
Brooks Automation, Inc.	11,400	347,700
Cabot Microelectronics Corp.	4,512	515,000
CEVA, Inc. (a)	3,399	84,737
Cirrus Logic, Inc. (a)	9,140	599,858
Cohu, Inc.	6,291	77,883
Cree, Inc. (a)	17,015	603,352
Cypress Semiconductor Corp.	57,885	1,349,878
Diodes, Inc. (a)	6,492	263,802
DSP Group, Inc. (a)	3,296	44,166
Enphase Energy, Inc. (a) (b)	14,400	464,976
Entegris, Inc.	21,198	949,035
First Solar, Inc. (a) (b)	12,951	467,013
FormFactor, Inc. (a)	11,865	238,368
GSI Technology, Inc. (a)	2,400	16,704
Ichor Holdings, Ltd. (a)	3,399	65,125
Impinj, Inc. (a) (b)	2,500	41,775
Inphi Corp. (a)	7,049	558,069
Lattice Semiconductor Corp. (a)	19,780	352,480
MACOM Technology Solutions Holdings, Inc. (a) (b)	7,252	137,280
Marvell Technology Group, Ltd.	104,342	2,361,260
MaxLinear, Inc. (a)	10,400	121,368
MKS Instruments, Inc.	8,503	692,569
Monolithic Power Systems, Inc.	6,630	1,110,260
NeoPhotonics Corp. (a)	6,000	43,500
NVE Corp.	786	40,896
ON Semiconductor Corp. (a)	64,401	801,148
Onto Innovation, Inc. (a)	7,524	223,237
PDF Solutions, Inc. (a)	4,429	51,908
Photronics, Inc. (a)	10,000	102,600
Power Integrations, Inc.	4,431	391,390
Rambus, Inc. (a)	17,300	192,030
Semtech Corp. (a)	10,358	388,425
Silicon Laboratories, Inc. (a)	6,769	578,140
SiTime Corp. (a)	700	15,239
SMART Global Holdings, Inc. (a)	2,090	50,787
SunPower Corp. (a) (b)	11,255	57,063
Synaptics, Inc. (a)	5,338	308,910
Teradyne, Inc.	26,323	1,425,917
Ultra Clean Holdings, Inc. (a)	6,180	85,284
Universal Display Corp.	6,654	876,864
Veeco Instruments, Inc. (a)	7,508	71,852
Xperi Corp.	7,742	107,691
		18,109,979
SOFTWARE — 9.3%
2U, Inc. (a) (b)	8,805	186,842
8x8, Inc. (a) (b)	15,200	210,672
A10 Networks, Inc. (a)	7,800	48,438
ACI Worldwide, Inc. (a)	18,066	436,294
Agilysys, Inc. (a)	3,257	54,392
Alarm.com Holdings, Inc. (a)	5,800	225,678
Security Description	Shares	Value
Altair Engineering, Inc. Class A (a) (b)	6,300	$166,950
Alteryx, Inc. Class A (a) (b)	7,175	682,845
American Software, Inc. Class A	4,500	63,945
Anaplan, Inc. (a)	13,724	415,288
Appfolio, Inc. Class A (a)	2,431	269,719
Appian Corp. (a) (b)	5,300	213,219
Aspen Technology, Inc. (a)	10,754	1,022,383
Atlassian Corp. PLC Class A (a)	18,851	2,587,488
Avalara, Inc. (a)	7,381	550,623
Avaya Holdings Corp. (a) (b)	15,000	121,350
Benefitfocus, Inc. (a)	4,641	41,351
Bill.Com Holdings, Inc. (a)	1,500	51,300
Blackbaud, Inc.	7,633	424,013
Blackline, Inc. (a) (b)	6,800	357,748
Bottomline Technologies DE, Inc. (a)	6,800	249,220
Box, Inc. Class A (a) (b)	22,965	322,429
CDK Global, Inc.	19,173	629,833
Cerence, Inc. (a)	5,720	88,088
Ceridian HCM Holding, Inc. (a) (b)	14,748	738,432
ChannelAdvisor Corp. (a)	4,200	30,492
Cloudera, Inc. (a) (b)	38,821	305,521
CommVault Systems, Inc. (a) (b)	6,542	264,820
Cornerstone OnDemand, Inc. (a)	8,975	284,956
Coupa Software, Inc. (a) (b)	10,010	1,398,697
Digimarc Corp. (a) (b)	1,740	22,707
Digital Turbine, Inc. (a)	12,300	53,013
DocuSign, Inc. (a)	24,924	2,302,978
Domo, Inc. Class B (a)	2,600	25,844
Dropbox, Inc. Class A (a)	33,424	604,974
Dynatrace, Inc. (a)	20,500	488,720
Ebix, Inc. (b)	3,698	56,136
eGain Corp. (a)	2,894	21,213
Elastic NV (a) (b)	8,500	474,385
Envestnet, Inc. (a)	7,552	406,147
Everbridge, Inc. (a) (b)	5,149	547,648
Fair Isaac Corp. (a)	4,439	1,365,836
FireEye, Inc. (a)	31,447	332,709
Five9, Inc. (a)	9,408	719,336
ForeScout Technologies, Inc. (a) (b)	6,800	214,812
GTY Technology Holdings, Inc. (a) (b)	6,200	28,024
Guidewire Software, Inc. (a)	13,037	1,033,964
HubSpot, Inc. (a) (b)	6,449	858,942
Ideanomics, Inc. (a) (b)	15,500	20,770
Intelligent Systems Corp. (a) (b)	1,045	35,520
J2 Global, Inc. (b)	7,302	546,555
LivePerson, Inc. (a) (b)	9,700	220,675
LogMeIn, Inc.	7,583	631,512
Majesco (a)	1,200	6,552
Manhattan Associates, Inc. (a)	10,083	502,335
Medallia, Inc. (a) (b)	10,620	212,825
MicroStrategy, Inc. Class A (a)	1,264	149,278
Mitek Systems, Inc. (a)	5,961	46,973
MobileIron, Inc. (a)	15,504	58,915
Model N, Inc. (a)	5,200	115,492

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
New Relic, Inc. (a)	7,931	$366,729
Nuance Communications, Inc. (a)	45,146	757,550
Nutanix, Inc. Class A (a) (b)	27,400	432,920
OneSpan, Inc. (a)	5,000	90,750
Pagerduty, Inc. (a) (b)	6,698	115,741
Palo Alto Networks, Inc. (a)	14,909	2,444,480
Pareteum Corp. (a) (b)	17,700	7,292
Paylocity Holding Corp. (a)	5,457	481,962
Pegasystems, Inc. (b)	5,961	424,602
Phunware, Inc. (a)	5,765	3,891
Ping Identity Holding Corp. (a)	2,200	44,044
Pluralsight, Inc. Class A (a) (b)	9,800	107,604
Progress Software Corp.	7,100	227,200
Proofpoint, Inc. (a)	8,712	893,764
PROS Holdings, Inc. (a)	5,200	161,356
PTC, Inc. (a)	16,366	1,001,763
Q2 Holdings, Inc. (a) (b)	6,900	407,514
QAD, Inc. Class A	1,800	71,874
Qualys, Inc. (a)	5,310	461,917
Rapid7, Inc. (a)	7,725	334,724
RealPage, Inc. (a)	12,576	665,648
Rimini Street, Inc. (a)	2,900	11,861
RingCentral, Inc. Class A (a)	11,691	2,477,440
Rosetta Stone, Inc. (a)	3,300	46,266
SailPoint Technologies Holding, Inc. (a)	13,500	205,470
SecureWorks Corp. Class A (a) (b)	1,198	13,789
SharpSpring, Inc. (a) (b)	1,460	8,848
ShotSpotter, Inc. (a) (b)	1,200	32,976
Smartsheet, Inc. Class A (a) (b)	13,780	572,008
SolarWinds Corp. (a) (b)	7,100	111,257
Splunk, Inc. (a)	24,476	3,089,605
Sprout Social, Inc. Class A (a)	1,400	22,344
SPS Commerce, Inc. (a)	5,502	255,898
SS&C Technologies Holdings, Inc.	34,908	1,529,669
SVMK, Inc. (a)	13,600	183,736
Synchronoss Technologies, Inc. (a)	6,000	18,300
Telaria, Inc. (a)	7,100	42,600
Telenav, Inc. (a)	4,752	20,529
Tenable Holdings, Inc. (a) (b)	5,900	128,974
Teradata Corp. (a)	17,667	361,997
TiVo Corp.	19,469	137,840
Trade Desk, Inc. Class A (a) (b)	6,162	1,189,266
Tyler Technologies, Inc. (a)	6,032	1,788,850
Upland Software, Inc. (a) (b)	3,600	96,552
Varonis Systems, Inc. (a)	4,725	300,841
Verint Systems, Inc. (a)	10,429	448,447
VirnetX Holding Corp. (a) (b)	9,600	52,512
VMware, Inc. Class A (a) (b)	12,101	1,465,431
Workday, Inc. Class A (a)	26,012	3,387,283
Workiva, Inc. (a)	5,800	187,514
Yext, Inc. (a)	15,100	153,869
Zendesk, Inc. (a)	17,587	1,125,744
Zix Corp. (a)	7,700	33,187
Zscaler, Inc. (a) (b)	10,951	666,478
Security Description	Shares	Value
Zuora, Inc. Class A (a)	13,900	$111,895
		54,330,417
SPECIALTY RETAIL — 1.4%
Aaron's, Inc.	10,597	241,400
Abercrombie & Fitch Co. Class A	9,896	89,955
American Eagle Outfitters, Inc.	24,666	196,095
America's Car-Mart, Inc. (a)	989	55,730
Asbury Automotive Group, Inc. (a)	3,022	166,905
Ascena Retail Group, Inc. (a) (b)	1,407	1,956
At Home Group, Inc. (a) (b)	7,000	14,140
AutoNation, Inc. (a)	8,469	237,640
Barnes & Noble Education, Inc. (a)	5,800	7,888
Bed Bath & Beyond, Inc. (b)	19,158	80,655
Boot Barn Holdings, Inc. (a)	4,300	55,599
Buckle, Inc. (b)	4,409	60,447
Burlington Stores, Inc. (a)	10,282	1,629,286
Caleres, Inc.	6,190	32,188
Camping World Holdings, Inc. Class A	4,800	27,312
Carvana Co. (a) (b)	7,104	391,359
Cato Corp. Class A	3,500	37,345
Chico's FAS, Inc.	16,900	21,801
Children's Place, Inc. (b)	2,242	43,854
Citi Trends, Inc.	1,600	14,240
Conn's, Inc. (a) (b)	2,543	10,630
Container Store Group, Inc. (a) (b)	2,873	6,780
Designer Brands, Inc. Class A (b)	9,600	47,808
Dick's Sporting Goods, Inc.	9,744	207,157
Express, Inc. (a)	9,249	13,781
Five Below, Inc. (a)	8,626	607,098
Floor & Decor Holdings, Inc. Class A (a) (b)	10,800	346,572
Foot Locker, Inc.	16,400	361,620
GameStop Corp. Class A (b)	10,265	35,928
Genesco, Inc. (a)	2,105	28,081
GNC Holdings, Inc. Class A (a) (b)	11,512	5,389
Group 1 Automotive, Inc.	2,803	124,061
Guess?, Inc.	7,200	48,744
Haverty Furniture Cos., Inc.	2,755	32,757
Hibbett Sports, Inc. (a)	2,534	27,709
Hudson, Ltd. Class A (a)	5,700	28,614
J. Jill, Inc. (a) (b)	3,000	1,657
Lithia Motors, Inc. Class A	3,482	284,793
Lumber Liquidators Holdings, Inc. (a) (b)	4,176	19,585
MarineMax, Inc. (a)	3,076	32,052
Michaels Cos., Inc. (a) (b)	12,385	20,064
Monro, Inc. (b)	5,098	223,343
Murphy USA, Inc. (a)	4,536	382,657
National Vision Holdings, Inc. (a)	12,305	238,963
Office Depot, Inc.	85,298	139,889
OneWater Marine, Inc. Class A (a)	700	5,355
Party City Holdco, Inc. (a) (b)	9,070	4,157
Penske Automotive Group, Inc. (b)	5,377	150,556
Rent-A-Center, Inc.	7,700	108,878
RH (a)	2,607	261,925

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
RTW RetailWinds, Inc. (a)	4,366	$917
Sally Beauty Holdings, Inc. (a) (b)	18,307	147,921
Shoe Carnival, Inc.	1,400	29,078
Signet Jewelers, Ltd. (b)	8,100	52,245
Sleep Number Corp. (a)	4,376	83,844
Sonic Automotive, Inc. Class A	3,595	47,742
Sportsman's Warehouse Holdings, Inc. (a) (b)	6,270	38,623
Tailored Brands, Inc. (b)	7,052	12,270
Tilly's, Inc. Class A	3,098	12,795
Urban Outfitters, Inc. (a)	10,814	153,991
Williams-Sonoma, Inc. (b)	12,148	516,533
Winmark Corp.	353	44,979
Zumiez, Inc. (a)	3,100	53,692
		8,407,028
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	18,100	139,551
AstroNova, Inc.	1,120	8,691
Avid Technology, Inc. (a)	3,997	26,900
Dell Technologies, Inc. Class C (a)	23,947	947,104
Diebold Nixdorf, Inc. (a) (b)	12,036	42,367
Immersion Corp. (a)	4,435	23,771
NCR Corp. (a) (b)	20,067	355,186
Pure Storage, Inc. Class A (a) (b)	37,200	457,560
Sonim Technologies, Inc. (a) (b)	1,400	980
Stratasys, Ltd. (a) (b)	8,082	128,908
		2,131,018
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	6,873	451,762
Centric Brands, Inc. (a) (b)	2,815	3,153
Columbia Sportswear Co. (b)	4,620	322,337
Crocs, Inc. (a)	10,800	183,492
Culp, Inc.	1,700	12,512
Deckers Outdoor Corp. (a)	4,390	588,260
Delta Apparel, Inc. (a)	1,000	10,410
Fossil Group, Inc. (a) (b)	6,600	21,714
G-III Apparel Group, Ltd. (a)	6,881	52,984
Kontoor Brands, Inc. (a) (b)	6,900	132,273
Lululemon Athletica, Inc. (a)	18,564	3,518,806
Movado Group, Inc.	2,300	27,186
Oxford Industries, Inc. (b)	2,630	95,364
Rocky Brands, Inc.	1,105	21,382
Skechers U.S.A., Inc. Class A (a)	20,747	492,534
Steven Madden, Ltd.	13,213	306,938
Superior Group of Cos., Inc.	1,500	12,690
Unifi, Inc. (a)	2,110	24,370
Vera Bradley, Inc. (a)	2,900	11,948
Vince Holding Corp. (a)	515	1,998
Wolverine World Wide, Inc.	12,480	189,696
		6,481,809
THRIFTS & MORTGAGE FINANCE — 0.9%
Axos Financial, Inc. (a)	9,100	164,983
Security Description	Shares	Value
Bridgewater Bancshares, Inc. (a)	3,250	$31,687
Capitol Federal Financial, Inc.	20,700	240,327
Columbia Financial, Inc. (a)	8,200	118,080
ESSA Bancorp, Inc.	1,400	19,110
Essent Group, Ltd.	15,108	397,945
Federal Agricultural Mortgage Corp. Class C	1,395	77,604
First Defiance Financial Corp.	5,797	85,448
Flagstar Bancorp, Inc.	5,400	107,082
FS Bancorp, Inc.	600	21,600
Greene County Bancorp, Inc.	600	14,016
Hingham Institution for Savings	197	28,563
Home Bancorp, Inc.	1,100	26,862
HomeStreet, Inc.	3,474	77,227
Kearny Financial Corp.	12,224	105,004
Luther Burbank Corp.	3,100	28,427
Merchants Bancorp	1,200	18,216
Meridian Bancorp, Inc.	7,530	84,487
Meta Financial Group, Inc.	5,343	116,050
MGIC Investment Corp.	54,762	347,739
MMA Capital Holdings, Inc. (a)	800	19,784
Mr Cooper Group, Inc. (a)	11,994	87,916
New York Community Bancorp, Inc.	71,523	671,601
NMI Holdings, Inc. Class A (a)	10,400	120,744
Northfield Bancorp, Inc.	6,880	76,987
Northwest Bancshares, Inc.	15,800	182,806
OceanFirst Financial Corp.	8,607	136,937
Ocwen Financial Corp. (a)	21,400	10,700
OP Bancorp	2,000	14,920
PCSB Financial Corp.	2,396	33,520
PennyMac Financial Services, Inc.	3,897	86,163
Pioneer Bancorp, Inc. (a) (b)	1,600	16,608
Ponce de Leon Federal Bank (a)	1,400	14,378
Provident Bancorp, Inc. (a)	1,414	12,189
Provident Financial Holdings, Inc.	900	13,707
Provident Financial Services, Inc.	9,600	123,456
Prudential Bancorp, Inc.	1,400	20,720
Radian Group, Inc.	31,754	411,214
Riverview Bancorp, Inc.	3,300	16,533
Southern Missouri Bancorp, Inc.	1,200	29,124
Sterling Bancorp, Inc.	2,300	9,890
Territorial Bancorp, Inc.	1,155	28,355
TFS Financial Corp.	7,629	116,495
Timberland Bancorp, Inc.	1,100	20,119
TrustCo Bank Corp. NY	14,900	80,609
Velocity Financial, Inc. (a)	1,100	8,283
Walker & Dunlop, Inc.	4,340	174,772
Washington Federal, Inc.	12,117	314,557
Waterstone Financial, Inc.	3,600	52,344
Western New England Bancorp, Inc.	3,400	22,984
WSFS Financial Corp.	7,963	198,438
		5,237,310
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	19,400	14,550
Pyxus International, Inc. (a) (b)	1,500	4,665
Turning Point Brands, Inc. (b)	1,300	27,443

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Universal Corp.	3,841	$169,811
Vector Group, Ltd.	17,396	163,870
		380,339
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	16,656	368,764
Applied Industrial Technologies, Inc.	6,015	275,006
Beacon Roofing Supply, Inc. (a)	8,549	141,400
BlueLinx Holdings, Inc. (a) (b)	1,300	6,435
BMC Stock Holdings, Inc. (a)	10,425	184,835
CAI International, Inc. (a)	2,403	33,978
DXP Enterprises, Inc. (a)	2,400	29,424
EVI Industries, Inc. (a)	620	9,784
Foundation Building Materials, Inc. (a)	3,000	30,870
GATX Corp. (b)	5,485	343,142
General Finance Corp. (a) (b)	1,647	10,277
GMS, Inc. (a)	6,300	99,099
H&E Equipment Services, Inc.	5,000	73,400
HD Supply Holdings, Inc. (a)	25,538	726,045
Herc Holdings, Inc. (a)	3,738	76,480
Kaman Corp.	4,299	165,383
Lawson Products, Inc. (a)	600	16,032
MRC Global, Inc. (a)	12,300	52,398
MSC Industrial Direct Co., Inc. Class A	6,899	379,238
NOW, Inc. (a)	17,000	87,720
Rush Enterprises, Inc. Class A	4,300	137,256
Rush Enterprises, Inc. Class B	700	21,357
SiteOne Landscape Supply, Inc. (a) (b)	6,445	474,481
Systemax, Inc.	1,800	31,914
Textainer Group Holdings, Ltd. (a)	8,165	67,116
Titan Machinery, Inc. (a)	2,700	23,463
Transcat, Inc. (a)	1,100	29,150
Triton International, Ltd.	8,500	219,895
Univar, Inc. (a)	26,764	286,910
Veritiv Corp. (a)	1,791	14,077
Watsco, Inc.	5,056	799,000
WESCO International, Inc. (a)	6,528	149,165
Willis Lease Finance Corp. (a)	410	10,906
		5,374,400
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	11,620	293,405
WATER UTILITIES — 0.5%
American States Water Co.	5,746	469,678
Artesian Resources Corp. Class A	1,251	46,763
Cadiz, Inc. (a) (b)	1,900	22,173
California Water Service Group	7,576	381,224
Consolidated Water Co., Ltd.	2,100	34,440
Essential Utilities, Inc.	34,039	1,385,387
Global Water Resources, Inc.	1,700	17,323
Middlesex Water Co.	2,710	162,925
Pure Cycle Corp. (a)	2,900	32,335
Security Description	Shares	Value
SJW Group	4,100	$236,857
York Water Co.	2,000	86,920
		2,876,025
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Boingo Wireless, Inc. (a)	6,800	72,148
Gogo, Inc. (a) (b)	8,610	18,253
Shenandoah Telecommunications Co.	7,550	371,838
Spok Holdings, Inc.	2,500	26,725
Sprint Corp. (a)	89,403	770,654
Telephone & Data Systems, Inc.	15,800	264,808
United States Cellular Corp. (a)	2,335	68,392
		1,592,818
TOTAL COMMON STOCKS (Cost $680,602,209)		576,916,649
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
GTX, Inc. (CVR)	85	161
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a)	200	2,808
		2,969
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	2,400	579
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	6,500	650
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (expiring 4/1/2020) (a) (b)	3,400	612
TOTAL RIGHTS (Cost $1,378)		4,810
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	8,354,701	8,347,181
State Street Navigator Securities Lending Portfolio II (g) (h)	25,699,732	25,699,732
TOTAL SHORT-TERM INVESTMENTS (Cost $34,043,477)		34,046,913
TOTAL INVESTMENTS — 104.0% (Cost $714,647,064)		610,968,372
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(23,530,454)
NET ASSETS — 100.0%		$587,437,918
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Portfolio's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	81	06/19/2020	$4,612,186	$4,647,780	$35,594
E-mini S&P MidCap 400 Index (long)	40	06/19/2020	5,617,693	5,751,200	133,507
Total unrealized appreciation/depreciation on open futures contracts.					$169,101
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$576,916,649	$—	$0(a)	$576,916,649
Rights	—	4,810	—	4,810
Short-Term Investments	34,046,913	—	—	34,046,913
TOTAL INVESTMENTS	$610,963,562	$4,810	$0	$610,968,372
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	169,101	—	—	169,101
TOTAL OTHER FINANCIAL INSTRUMENTS:	$169,101	$—	$—	$169,101
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$611,132,663	$4,810	$—	$611,137,473
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,312,980	$18,314,812	$56,156,645	$66,113,415	$(12,873)	$2,012	8,354,701	$8,347,181	$21,943
State Street Navigator Securities Lending Portfolio II	44,562,252	44,562,252	40,973,092	59,835,612	—	—	25,699,732	25,699,732	109,195
Total		$62,877,064	$97,129,737	$125,949,027	$(12,873)	$2,012		$34,046,913	$131,138
See accompanying notes to schedule of investments.

State Street Defensive Global Equity Portfolio
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STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.7%
ARGENTINA — 0.1%
Banco Macro SA ADR	5,500	$93,390
Globant SA (a)	4,000	351,520
Grupo Financiero Galicia SA ADR	12,200	86,010
Telecom Argentina SA ADR (b)	10,300	94,966
YPF SA ADR (b)	21,000	87,570
		713,456
BRAZIL — 4.8%
Ambev SA	545,685	1,254,110
Atacadao SA	49,200	195,696
B2W Cia Digital (a)	26,160	242,101
B3 SA - Brasil Bolsa Balcao	238,292	1,649,382
Banco Bradesco SA Preference Shares	467,036	1,870,269
Banco Bradesco SA	139,108	504,496
Banco BTG Pactual SA	27,400	175,602
Banco do Brasil SA	98,898	531,806
Banco Santander Brasil SA	47,000	241,678
BB Seguridade Participacoes SA	80,037	383,473
BR Malls Participacoes SA	98,603	189,731
Braskem SA Class A, Preference Shares	22,500	74,702
BRF SA (a)	69,423	201,981
CCR SA	147,969	334,646
Centrais Eletricas Brasileiras SA	26,800	123,288
Centrais Eletricas Brasileiras SA Class B, Preference Shares	30,200	151,565
Cia Brasileira de Distribuicao	19,900	254,534
Cia de Saneamento Basico do Estado de Sao Paulo	39,500	297,853
Cia Energetica de Minas Gerais Preference Shares	113,726	195,368
Cia Siderurgica Nacional SA	76,900	103,490
Cielo SA	154,656	132,394
Cogna Educacao	211,640	163,221
Cosan SA	19,700	204,194
Embraer SA (a)	86,617	159,319
Energisa SA	21,600	157,421
Engie Brasil Energia SA	24,587	184,500
Equatorial Energia SA	105,000	356,303
Gerdau SA Preference Shares	123,700	239,692
Hapvida Participacoes e Investimentos SA (c)	24,800	202,738
Hypera SA	45,900	253,014
IRB Brasil Resseguros SA	80,400	150,054
Itau Unibanco Holding SA Preference Shares	561,661	2,500,434
Itausa - Investimentos Itau SA Preference Shares	509,863	862,125
Itausa - Investimentos Itau SA	253	485
JBS SA	125,200	490,990
Klabin SA	86,407	266,388
Localiza Rent a Car SA	69,408	351,951
Security Description	Shares	Value
Lojas Americanas SA Preference Shares	87,001	$301,935
Lojas Renner SA	91,541	592,318
Magazine Luiza SA	80,489	605,072
Multiplan Empreendimentos Imobiliarios SA	31,354	115,342
Natura & Co. Holding SA	76,000	377,172
Notre Dame Intermedica Participacoes SA	52,570	455,703
Petrobras Distribuidora SA	79,600	238,036
Petroleo Brasileiro SA Preference Shares	486,598	1,312,518
Petroleo Brasileiro SA	432,514	1,179,144
Porto Seguro SA	12,500	108,260
Raia Drogasil SA	26,800	526,275
Rumo SA (a)	124,922	473,281
Sul America SA	32,533	212,011
Suzano SA	62,124	428,685
Telefonica Brasil SA Preference Shares	51,255	488,675
TIM Participacoes SA	97,700	234,332
Ultrapar Participacoes SA	83,464	201,636
Vale SA	367,384	3,061,415
WEG SA	96,030	621,549
		27,184,353
CHILE — 0.6%
Aguas Andinas SA Class A	321,689	95,112
Banco de Chile	5,190,834	420,836
Banco de Credito e Inversiones SA	6,057	206,088
Banco Santander Chile	8,177,305	316,608
Cencosud SA	172,446	180,092
Cia Cervecerias Unidas SA	17,663	121,387
Colbun SA	950,433	103,705
Embotelladora Andina SA Class B, Preference Shares	43,538	97,191
Empresa Nacional de Telecomunicaciones SA (a)	19,073	80,944
Empresas CMPC SA	135,700	290,278
Empresas COPEC SA	47,851	275,102
Enel Americas SA	4,366,406	534,305
Enel Chile SA	3,374,031	229,601
Itau CorpBanca	18,907,140	49,335
Latam Airlines Group SA	29,078	74,499
SACI Falabella	92,102	203,278
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,196	301,544
		3,579,905
CHINA — 35.0%
360 Security Technology, Inc. Class A	6,200	16,332
3SBio, Inc. (a)(c)	156,800	161,346
51job, Inc. ADR (a)	3,200	196,448
58.com, Inc. ADR (a)	11,000	535,920

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
AAC Technologies Holdings, Inc. (b)	84,000	$428,462
AECC Aviation Power Co., Ltd. Class A	5,200	15,421
Agile Group Holdings, Ltd.	162,000	173,515
Agricultural Bank of China, Ltd. Class A	278,400	131,947
Agricultural Bank of China, Ltd. Class H	3,367,500	1,344,844
Aier Eye Hospital Group Co., Ltd. Class A	10,878	59,733
Air China, Ltd. Class A	18,400	16,707
Air China, Ltd. Class H (b)	226,000	144,302
Aisino Corp. Class A	4,300	11,464
Alibaba Group Holding, Ltd. ADR (a)	201,282	39,145,323
Alibaba Health Information Technology, Ltd. (a)	426,500	701,042
A-Living Services Co., Ltd. Class H (c)	42,500	203,871
Aluminum Corp. of China, Ltd. Class A (a)	29,900	12,029
Aluminum Corp. of China, Ltd. Class H (a)	454,000	89,191
Angel Yeast Co., Ltd. Class A	3,300	16,319
Anhui Conch Cement Co., Ltd. Class A	14,500	111,120
Anhui Conch Cement Co., Ltd. Class H	142,000	975,718
Anhui Gujing Distillery Co., Ltd. Class A	900	14,458
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	6,356
ANTA Sports Products, Ltd.	124,000	900,045
Anxin Trust Co., Ltd. Class A (a)	21,900	8,044
Asymchem Laboratories Tianjin Co., Ltd. Class A	500	11,990
Autobio Diagnostics Co., Ltd. Class A	400	6,525
Autohome, Inc. ADR (a)	6,900	490,038
AVIC Aircraft Co., Ltd. Class A	6,300	13,942
Avic Capital Co., Ltd. Class A	20,500	11,254
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	14,657
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,400	11,518
AVIC Shenyang Aircraft Co., Ltd. Class A (a)	4,000	16,022
AviChina Industry & Technology Co., Ltd. Class H	313,000	119,551
AVICOPTER PLC Class A	2,300	13,385
BAIC Motor Corp., Ltd. Class H (c)	187,000	73,575
Baidu, Inc. ADR (a)	31,800	3,205,122
Bank of Beijing Co., Ltd. Class A	71,740	48,692
Bank of Chengdu Co., Ltd. Class A	15,400	16,259
Bank of China, Ltd. Class A	121,000	59,189
Security Description	Shares	Value
Bank of China, Ltd. Class H	9,203,000	$3,504,084
Bank of Communications Co., Ltd. Class A	144,012	104,508
Bank of Communications Co., Ltd. Class H	1,013,000	617,127
Bank of Guiyang Co., Ltd. Class A	5,100	5,481
Bank of Hangzhou Co., Ltd. Class A	11,700	12,641
Bank of Jiangsu Co., Ltd. Class A	36,000	30,393
Bank of Nanjing Co., Ltd. Class A	25,440	25,855
Bank of Ningbo Co., Ltd. Class A	20,000	64,647
Bank of Shanghai Co., Ltd. Class A	49,008	56,626
Baoshan Iron & Steel Co., Ltd. Class A	61,000	41,669
Baozun, Inc. ADR (a)(b)	5,100	142,494
BBMG Corp. Class A	33,400	15,266
BBMG Corp. Class H (b)	275,000	68,165
Beijing Capital International Airport Co., Ltd. Class H	216,000	137,119
Beijing Enlight Media Co., Ltd. Class A	4,500	5,591
Beijing Enterprises Holdings, Ltd.	61,000	222,671
Beijing Enterprises Water Group, Ltd.	562,000	217,933
Beijing New Building Materials PLC Class A	3,500	11,549
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	3,000	14,205
Beijing Originwater Technology Co., Ltd. Class A	12,700	16,369
Beijing Shiji Information Technology Co., Ltd. Class A	4,000	16,135
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	13,733
Beijing Sinnet Technology Co., Ltd. Class A	2,300	7,644
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,600	8,143
Beijing Tongrentang Co., Ltd. Class A	6,000	21,290
BEST, Inc. ADR (a)	21,000	112,350
Betta Pharmaceuticals Co., Ltd. Class A	600	5,873
BGI Genomics Co., Ltd. Class A	1,600	18,894
BOE Technology Group Co., Ltd. Class A	116,100	59,841
Brilliance China Automotive Holdings, Ltd.	370,000	301,369
BYD Co., Ltd. Class A	5,600	46,956
BYD Co., Ltd. Class H (b)	74,000	394,896
BYD Electronic International Co., Ltd. (b)	87,500	143,910
By-health Co., Ltd. Class A	6,300	14,828
Caitong Securities Co., Ltd. Class A	13,000	18,401

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Centre Testing International Group Co., Ltd. Class A	6,600	$14,149
CGN Power Co., Ltd. Class H (c)	1,287,700	293,431
Changchun High & New Technology Industry Group, Inc. Class A	700	53,585
Changjiang Securities Co., Ltd. Class A	19,700	17,717
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	12,912
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	19,596
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	2,900	16,036
China Aoyuan Group, Ltd.	141,000	162,500
China Cinda Asset Management Co., Ltd. Class H	1,093,481	205,712
China CITIC Bank Corp., Ltd. Class A	23,400	17,010
China CITIC Bank Corp., Ltd. Class H	1,034,000	508,605
China Coal Energy Co., Ltd. Class H	245,000	67,404
China Communications Construction Co., Ltd. Class A	11,000	12,656
China Communications Construction Co., Ltd. Class H	544,000	375,045
China Communications Services Corp., Ltd. Class H	292,000	210,014
China Conch Venture Holdings, Ltd.	186,000	825,106
China Construction Bank Corp. Class A	28,400	25,284
China Construction Bank Corp. Class H	11,158,500	9,072,312
China East Education Holdings, Ltd. (a)(c)	46,000	73,912
China Eastern Airlines Corp., Ltd. Class A (a)	22,400	12,905
China Eastern Airlines Corp., Ltd. Class H (a)(b)	234,000	80,144
China Education Group Holdings, Ltd.	70,000	96,896
China Everbright Bank Co., Ltd. Class A	142,600	72,312
China Everbright Bank Co., Ltd. Class H	373,000	141,921
China Everbright International, Ltd.	455,222	258,907
China Evergrande Group (b)	209,000	342,659
China Fortune Land Development Co., Ltd. Class A	9,500	27,674
China Galaxy Securities Co., Ltd. Class H	433,000	207,843
China Gezhouba Group Co., Ltd. Class A	6,400	6,239
Security Description	Shares	Value
China Grand Automotive Services Group Co., Ltd. Class A	33,900	$19,280
China Greatwall Technology Group Co., Ltd. Class A	7,100	11,810
China Hongqiao Group, Ltd.	203,000	85,812
China Huarong Asset Management Co., Ltd. Class H (c)	1,217,500	152,930
China International Capital Corp., Ltd. Class H (b)(c)	153,200	245,253
China International Travel Service Corp., Ltd. Class A	7,100	66,545
China Jinmao Holdings Group, Ltd.	636,000	405,545
China Jushi Co., Ltd. Class A	6,500	7,189
China Lesso Group Holdings, Ltd.	117,000	151,504
China Life Insurance Co., Ltd. Class A	9,000	33,117
China Life Insurance Co., Ltd. Class H	865,000	1,670,756
China Literature, Ltd. (a)(c)	29,600	116,263
China Longyuan Power Group Corp., Ltd. Class H	387,000	211,277
China Medical System Holdings, Ltd.	171,000	182,973
China Mengniu Dairy Co., Ltd.	317,000	1,093,504
China Merchants Bank Co., Ltd. Class A	80,700	364,450
China Merchants Bank Co., Ltd. Class H	451,000	2,018,152
China Merchants Energy Shipping Co., Ltd. Class A	12,300	10,954
China Merchants Port Holdings Co., Ltd.	168,360	191,303
China Merchants Securities Co., Ltd. Class A	18,500	44,377
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	64,107
China Minsheng Banking Corp., Ltd. Class A	130,300	104,519
China Minsheng Banking Corp., Ltd. Class H (b)	807,200	597,183
China Molybdenum Co., Ltd. Class A	50,000	24,075
China Molybdenum Co., Ltd. Class H	465,000	127,858
China National Building Material Co., Ltd. Class H	448,000	481,405
China National Chemical Engineering Co., Ltd. Class A	21,200	17,674
China National Nuclear Power Co., Ltd. Class A	36,900	22,785
China National Software & Service Co., Ltd. Class A	1,000	10,076
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	8,300	10,430
China Oilfield Services, Ltd. Class H	208,000	158,828

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment, Ltd.	442,000	$1,355,464
China Pacific Insurance Group Co., Ltd. Class A	23,100	91,028
China Pacific Insurance Group Co., Ltd. Class H	303,400	908,667
China Petroleum & Chemical Corp. Class A	87,200	54,221
China Petroleum & Chemical Corp. Class H	2,946,000	1,439,779
China Power International Development, Ltd.	523,000	96,801
China Railway Construction Corp., Ltd. Class A	46,100	63,133
China Railway Construction Corp., Ltd. Class H	250,500	277,016
China Railway Group, Ltd. Class A	95,000	71,370
China Railway Group, Ltd. Class H	462,000	244,439
China Railway Hi-tech Industry Co., Ltd. Class A	8,900	11,821
China Railway Signal & Communication Corp., Ltd. Class H (c)	174,000	86,775
China Reinsurance Group Corp. Class H	669,000	77,098
China Resources Beer Holdings Co., Ltd.	167,333	758,708
China Resources Gas Group, Ltd.	102,000	511,984
China Resources Pharmaceutical Group, Ltd. (c)	199,500	119,146
China Resources Power Holdings Co., Ltd.	242,000	265,474
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	16,350
China Shenhua Energy Co., Ltd. Class A	13,300	30,205
China Shenhua Energy Co., Ltd. Class H	389,500	736,123
China Shipbuilding Industry Co., Ltd. Class A	78,000	45,892
China Southern Airlines Co., Ltd. Class A	34,500	24,806
China Southern Airlines Co., Ltd. Class H (b)	188,000	79,691
China Spacesat Co., Ltd. Class A	4,600	18,781
China State Construction Engineering Corp., Ltd. Class A	153,900	113,251
China Taiping Insurance Holdings Co., Ltd.	183,600	297,234
China Telecom Corp., Ltd. Class H	1,586,000	480,648
China Tower Corp., Ltd. Class H (c)	4,830,000	1,073,485
Security Description	Shares	Value
China TransInfo Technology Co., Ltd. Class A	6,000	$17,077
China Unicom Hong Kong, Ltd.	700,000	408,373
China United Network Communications, Ltd. Class A	112,200	81,777
China Vanke Co., Ltd. Class A	36,300	130,001
China Vanke Co., Ltd. Class H	171,400	558,359
China Yangtze Power Co., Ltd. Class A	84,105	204,674
China Zhongwang Holdings, Ltd.	192,800	50,370
Chongqing Brewery Co., Ltd. Class A	2,000	12,772
Chongqing Changan Automobile Co., Ltd. Class A	16,700	24,633
Chongqing Rural Commercial Bank Co., Ltd. Class H	310,000	126,298
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	51,234
CIFI Holdings Group Co., Ltd.	341,425	242,108
CITIC Securities Co., Ltd. Class A	36,100	112,025
CITIC Securities Co., Ltd. Class H	237,000	429,865
CITIC, Ltd.	668,000	692,474
CNOOC, Ltd.	2,068,000	2,149,525
Contemporary Amperex Technology Co., Ltd. Class A	7,600	128,250
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	146,000	77,327
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	27,000	15,471
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	304,750	83,191
COSCO SHIPPING Ports, Ltd.	211,351	101,233
Country Garden Holdings Co., Ltd. (b)	873,656	1,044,719
Country Garden Services Holdings Co., Ltd.	148,000	595,663
CRRC Corp., Ltd. Class A	86,909	79,558
CRRC Corp., Ltd. Class H	539,000	271,677
CSC Financial Co., Ltd. Class A	7,900	34,250
CSPC Pharmaceutical Group, Ltd.	540,000	1,062,481
Dali Foods Group Co., Ltd. (c)	252,300	175,018
Daqin Railway Co., Ltd. Class A	59,600	56,917
Datang International Power Generation Co., Ltd. Class H	360,000	48,017
Dawning Information Industry Co., Ltd. Class A	1,500	9,144
DHC Software Co., Ltd. Class A	4,400	7,926
Dong-E-E-Jiao Co., Ltd. Class A	2,700	9,699
Dongfang Electric Corp., Ltd. Class A	11,100	13,020
Dongfeng Motor Group Co., Ltd. Class H	332,000	216,220
Dongxing Securities Co., Ltd. Class A	11,600	17,673
East Money Information Co., Ltd. Class A	26,900	60,395

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ENN Energy Holdings, Ltd.	90,600	$877,874
Eve Energy Co., Ltd. Class A (a)	2,200	17,788
Everbright Securities Co., Ltd. Class A	8,999	13,823
Fangda Carbon New Material Co., Ltd. Class A (a)	12,400	15,476
Far East Horizon, Ltd.	260,000	208,154
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	9,180
Financial Street Holdings Co., Ltd. Class A	11,900	10,906
First Capital Securities Co., Ltd. Class A	14,100	13,613
Focus Media Information Technology Co., Ltd. Class A	46,800	28,867
Foshan Haitian Flavouring & Food Co., Ltd. Class A	8,500	149,335
Fosun International, Ltd.	315,500	362,282
Founder Securities Co., Ltd. Class A	33,000	33,134
Foxconn Industrial Internet Co., Ltd. Class A	11,300	20,728
Fujian Sunner Development Co., Ltd. Class A	4,100	13,545
Fuyao Glass Industry Group Co., Ltd. Class A	4,600	12,364
Fuyao Glass Industry Group Co., Ltd. Class H (c)	62,456	132,722
Ganfeng Lithium Co., Ltd. Class A	1,600	8,976
G-bits Network Technology Xiamen Co., Ltd. Class A	300	17,237
GCL System Integration Technology Co., Ltd. Class A (a)	9,500	4,043
GD Power Development Co., Ltd. Class A	45,000	12,825
GDS Holdings, Ltd. ADR (a)	7,200	417,384
Geely Automobile Holdings, Ltd.	577,000	837,555
Gemdale Corp. Class A	18,100	35,700
Genscript Biotech Corp. (a)	110,000	176,110
GF Securities Co., Ltd. Class A	18,200	34,886
GF Securities Co., Ltd. Class H	174,600	185,580
Giant Network Group Co., Ltd. Class A	5,400	12,561
Gigadevice Semiconductor Beijing, Inc. Class A	864	29,192
Glodon Co., Ltd. Class A	2,500	14,876
GoerTek, Inc. Class A	9,400	21,401
GOME Retail Holdings, Ltd. (a)(b)	1,257,000	115,583
Grandjoy Holdings Group Co., Ltd. Class A	13,100	9,855
Great Wall Motor Co., Ltd. Class H	394,000	249,909
Gree Electric Appliances, Inc. of Zhuhai Class A	10,800	78,711
Security Description	Shares	Value
Greenland Holdings Corp., Ltd. Class A	32,500	$24,621
Greentown Service Group Co., Ltd.	142,000	170,859
Guangdong Haid Group Co., Ltd. Class A	4,100	23,105
Guangdong HEC Technology Holding Co., Ltd. Class A	12,100	11,844
Guanghui Energy Co., Ltd. Class A	27,300	9,879
Guangzhou Automobile Group Co., Ltd. Class A	10,100	14,926
Guangzhou Automobile Group Co., Ltd. Class H	358,800	356,986
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,200	7,366
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	14,070
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	14,478
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	13,346
Guangzhou R&F Properties Co., Ltd. Class H	119,600	153,869
Guosen Securities Co., Ltd. Class A	9,400	14,592
Guotai Junan Securities Co., Ltd. Class A	25,800	58,750
Guotai Junan Securities Co., Ltd. Class H (c)	98,200	144,944
Guoyuan Securities Co., Ltd. Class A	14,400	16,804
Haidilao International Holding, Ltd. (b)(c)	47,000	181,265
Haier Smart Home Co., Ltd. Class A	20,400	41,059
Haitian International Holdings, Ltd.	83,000	153,987
Haitong Securities Co., Ltd. Class A	32,500	58,466
Haitong Securities Co., Ltd. Class H	334,000	303,459
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	35,300	137,152
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	5,963
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	16,129
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	54,000	180,482
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	14,322
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	48,397
Hengan International Group Co., Ltd.	81,500	608,883

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hengli Petrochemical Co., Ltd. Class A	20,300	$35,274
Hengtong Optic-electric Co., Ltd. Class A	8,100	18,165
Hengyi Petrochemical Co., Ltd. Class A	12,700	22,231
Hesteel Co., Ltd. Class A	42,500	12,670
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	31,676
HLA Corp., Ltd. Class A	11,700	10,372
Hua Hong Semiconductor, Ltd. (b)(c)	55,000	98,916
Huadian Power International Corp., Ltd. Class A	27,200	13,208
Huadian Power International Corp., Ltd. Class H	194,000	57,483
Huadong Medicine Co., Ltd. Class A	3,960	9,647
Hualan Biological Engineering, Inc. Class A	3,700	24,806
Huaneng Power International, Inc. Class A	6,600	4,348
Huaneng Power International, Inc. Class H	444,000	165,611
Huatai Securities Co., Ltd. Class A	25,218	60,869
Huatai Securities Co., Ltd. Class H (c)	198,300	292,555
Huaxi Securities Co., Ltd. Class A	10,400	15,264
Huaxia Bank Co., Ltd. Class A	41,700	37,884
Huaxin Cement Co., Ltd. Class A	5,400	17,430
Huayu Automotive Systems Co., Ltd. Class A	9,900	29,776
Huazhu Group, Ltd. ADR (b)	15,300	439,569
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	11,425
Hundsun Technologies, Inc. Class A	3,200	39,249
HUYA, Inc. ADR (a)	6,600	111,870
Iflytek Co., Ltd. Class A	6,650	31,810
Industrial & Commercial Bank of China, Ltd. Class A	203,542	147,327
Industrial & Commercial Bank of China, Ltd. Class H	7,548,000	5,150,313
Industrial Bank Co., Ltd. Class A	79,499	177,215
Industrial Securities Co., Ltd. Class A	15,300	13,359
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	126,100	20,323
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A (a)	33,800	11,639
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	91,994
Inner Mongolia Yitai Coal Co., Ltd. Class B	134,300	87,046
Innovent Biologics, Inc. (a)(c)	84,500	352,674
Security Description	Shares	Value
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	$17,319
iQIYI, Inc. ADR (a)(b)	14,600	259,880
Jafron Biomedical Co., Ltd. Class A	800	10,601
JD.com, Inc. ADR (a)	85,367	3,457,363
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	10,549
Jiangsu Expressway Co., Ltd. Class H	148,000	164,536
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,800	15,397
Jiangsu Hengrui Medicine Co., Ltd. Class A	17,000	218,369
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	11,021
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	62,229
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	6,697
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	16,501
Jiangxi Copper Co., Ltd. Class A	8,800	15,526
Jiangxi Copper Co., Ltd. Class H	155,000	142,265
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	13,327
Jinke Properties Group Co., Ltd. Class A	23,600	26,327
Jinyu Bio-Technology Co., Ltd. Class A	4,600	13,717
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	17,855
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	1,600	10,726
JOYY, Inc. ADR (a)(b)	7,000	372,820
Juewei Food Co., Ltd. Class A	2,300	16,768
Juneyao Airlines Co., Ltd. Class A (a)	6,600	9,222
Kaisa Group Holdings, Ltd.	305,000	111,246
Kingdee International Software Group Co., Ltd.	282,000	371,015
Kingsoft Corp., Ltd. (a)	103,000	331,165
Kunlun Energy Co., Ltd.	406,000	234,687
Kweichow Moutai Co., Ltd. Class A	4,599	715,213
KWG Group Holdings, Ltd.	155,250	217,586
Legend Holdings Corp. Class H (c)	44,800	54,797
Lenovo Group, Ltd.	834,000	441,911
Lens Technology Co., Ltd. Class A	14,200	28,769
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	26,744
Li Ning Co., Ltd.	225,000	647,453
Lingyi iTech Guangdong Co. Class A (a)	16,300	18,638
Logan Property Holdings Co., Ltd.	166,000	252,577

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Lomon Billions Group Co., Ltd. Class A	8,200	$17,101
Longfor Group Holdings, Ltd. (c)	205,500	989,286
LONGi Green Energy Technology Co., Ltd. Class A	11,400	39,579
Luckin Coffee, Inc. ADR (a)(b)	9,000	244,710
Luxshare Precision Industry Co., Ltd. Class A	19,440	103,155
Luye Pharma Group, Ltd. (c)	143,500	69,162
Luzhou Laojiao Co., Ltd. Class A	5,100	52,493
Maanshan Iron & Steel Co., Ltd. Class H (b)	100,000	31,127
Mango Excellent Media Co., Ltd. Class A (a)	5,440	33,128
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	15,000	24,806
Meituan Dianping Class B (a)	116,700	1,391,541
Metallurgical Corp. of China, Ltd. Class A	40,900	14,938
Metallurgical Corp. of China, Ltd. Class H	338,000	58,816
Momo, Inc. ADR	17,400	377,406
Muyuan Foodstuff Co., Ltd. Class A	6,200	105,902
NanJi E-Commerce Co., Ltd. Class A (a)	9,800	15,921
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	2,400	16,943
Nanjing Securities Co., Ltd. Class A	13,133	28,666
NARI Technology Co., Ltd. Class A	15,402	42,306
NAURA Technology Group Co., Ltd. Class A	800	12,981
NavInfo Co., Ltd. Class A	3,500	6,877
NetEase, Inc. ADR	8,173	2,623,206
New China Life Insurance Co., Ltd. Class A	6,800	37,799
New China Life Insurance Co., Ltd. Class H	103,300	318,154
New Hope Liuhe Co., Ltd. Class A	13,700	59,977
New Oriental Education & Technology Group, Inc. ADR (a)	16,400	1,775,136
Nexteer Automotive Group, Ltd.	124,000	61,528
Ninestar Corp. Class A	4,400	16,540
Ningbo Zhoushan Port Co., Ltd. Class A	46,500	23,058
NIO, Inc. ADR (a)(b)	75,500	209,890
Noah Holdings, Ltd. ADR (a)(b)	4,400	113,784
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,243
OFILM Group Co., Ltd. Class A (a)	12,400	23,641
Oppein Home Group, Inc. Class A	1,200	15,895
Orient Securities Co., Ltd. Class A	23,900	30,436
Security Description	Shares	Value
Oriental Pearl Group Co., Ltd. Class A	14,200	$17,407
Ovctek China, Inc. Class A	1,600	12,372
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	33,400	10,382
People's Insurance Co. Group of China, Ltd. Class H	1,020,000	334,187
Perfect World Co., Ltd. Class A	3,200	21,257
PetroChina Co., Ltd. Class A	51,800	33,603
PetroChina Co., Ltd. Class H	2,430,000	880,939
PICC Property & Casualty Co., Ltd. Class H	793,000	759,542
Pinduoduo, Inc. ADR (a)	22,100	796,263
Ping An Bank Co., Ltd. Class A	64,200	114,926
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	35,800	329,720
Ping An Insurance Group Co. of China, Ltd. Class A	42,200	408,686
Ping An Insurance Group Co. of China, Ltd. Class H	649,000	6,339,812
Poly Developments and Holdings Group Co., Ltd. Class A	42,600	88,711
Postal Savings Bank of China Co., Ltd. Class H (c)	920,000	560,266
Power Construction Corp. of China, Ltd. Class A	51,100	28,120
RiseSun Real Estate Development Co., Ltd. Class A	19,300	20,926
Rongsheng Petro Chemical Co., Ltd. Class A	13,370	20,495
SAIC Motor Corp., Ltd. Class A	27,800	79,758
Sanan Optoelectronics Co., Ltd. Class A	12,000	31,965
Sangfor Technologies, Inc. Class A	750	16,639
Sany Heavy Industry Co., Ltd. Class A	28,555	68,616
SDIC Capital Co., Ltd. Class A	8,100	13,813
SDIC Power Holdings Co., Ltd. Class A	27,200	30,362
Seazen Group, Ltd. (a)	218,000	194,336
Seazen Holdings Co., Ltd. Class A	6,800	29,791
Semiconductor Manufacturing International Corp. (a)(b)	351,300	551,899
SF Holding Co., Ltd. Class A	4,700	31,092
Shaanxi Coal Industry Co., Ltd. Class A	24,700	25,763
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	12,959
Shandong Gold Mining Co., Ltd. Class A	8,020	38,571
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	6,500	14,283
Shandong Linglong Tyre Co., Ltd. Class A	4,800	13,261

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	$13,793
Shandong Sinocera Functional Material Co., Ltd. Class A	3,890	11,381
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	12,874
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	236,000	296,335
Shanghai Baosight Software Co., Ltd. Class A	1,300	7,185
Shanghai Construction Group Co., Ltd. Class A	47,200	21,208
Shanghai Electric Group Co., Ltd. Class A	19,000	12,215
Shanghai Electric Group Co., Ltd. Class H	318,000	83,551
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	36,337
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	66,000	214,058
Shanghai International Airport Co., Ltd. Class A	2,968	25,244
Shanghai International Port Group Co., Ltd. Class A	19,400	12,134
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	113,879
Shanghai M&G Stationery, Inc. Class A	2,300	14,917
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	23,558
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	105,800	178,564
Shanghai Pudong Development Bank Co., Ltd. Class A	111,600	158,972
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	13,354
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	10,484
Shanxi Meijin Energy Co., Ltd. Class A (a)	7,400	6,729
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	10,339
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,700	34,183
Shenergy Co., Ltd. Class A	7,100	5,276
Shengyi Technology Co., Ltd. Class A	6,000	22,050
Shennan Circuits Co., Ltd. Class A	900	24,643
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	46,355
Shenzhen Expressway Co., Ltd. Class H	74,000	74,833
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	43,618
Security Description	Shares	Value
Shenzhen Inovance Technology Co., Ltd. Class A	5,900	$21,298
Shenzhen Investment, Ltd.	347,732	107,734
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	39,164
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,800	138,345
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	29,372
Shenzhen Sunway Communication Co., Ltd. Class A (a)	2,100	10,014
Shenzhou International Group Holdings, Ltd.	86,600	908,656
Shui On Land, Ltd.	425,800	70,972
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	12,939
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	15,022
Sichuan Swellfun Co., Ltd. Class A	800	4,824
SINA Corp. (a)	7,300	232,432
Sinolink Securities Co., Ltd. Class A	12,200	15,578
Sino-Ocean Group Holding, Ltd.	379,500	96,121
Sinopec Engineering Group Co., Ltd. Class H	163,500	68,072
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	13,415
Sinopec Shanghai Petrochemical Co., Ltd. Class H	428,000	105,567
Sinopharm Group Co., Ltd. Class H	146,000	323,568
Sinotrans, Ltd. Class H	239,500	58,479
Sinotruk Hong Kong, Ltd.	86,500	142,121
SOHO China, Ltd.	241,000	123,159
Songcheng Performance Development Co., Ltd. Class A	6,300	22,016
SooChow Securities Co., Ltd. Class A	15,600	17,175
Southwest Securities Co., Ltd. Class A	29,900	18,939
Spring Airlines Co., Ltd. Class A	3,300	14,884
Sunac China Holdings, Ltd.	281,700	1,285,075
Suning.com Co., Ltd. Class A	30,200	38,169
Sunny Optical Technology Group Co., Ltd.	82,200	1,087,589
Sunwoda Electronic Co., Ltd. Class A	6,200	12,220
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	20,413
TAL Education Group ADR (a)	44,500	2,370,070
Tasly Pharmaceutical Group Co., Ltd. Class A	5,944	11,489
TBEA Co., Ltd. Class A	14,887	15,150
TCL Technology Group Corp Class A	31,000	17,887
Tencent Holdings, Ltd.	663,800	32,817,868

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tencent Music Entertainment Group ADR (a)	11,700	$117,702
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	4,500	8,972
Tianma Microelectronics Co., Ltd. Class A	8,800	16,332
Tianqi Lithium Corp. Class A	4,800	12,376
Tingyi Cayman Islands Holding Corp.	228,000	370,778
Toly Bread Co., Ltd. Class A	2,200	15,285
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	13,160
Tongkun Group Co., Ltd. Class A	7,400	12,136
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	11,768
Tongwei Co., Ltd. Class A	8,900	14,456
Topchoice Medical Corp. Class A (a)	300	4,521
Topsports International Holdings, Ltd. (c)	125,000	129,590
Towngas China Co., Ltd.	116,803	57,707
Transfar Zhilian Co., Ltd. Class A	13,000	11,190
TravelSky Technology, Ltd. Class H	113,000	197,823
Trip.com Group, Ltd. ADR (a)	54,367	1,274,906
Tsingtao Brewery Co., Ltd. Class A	3,200	20,518
Tsingtao Brewery Co., Ltd. Class H	48,000	242,685
Tunghsu Optoelectronic Technology Co., Ltd. Class A	22,800	9,545
Unigroup Guoxin Microelectronics Co., Ltd. Class A	900	6,276
Uni-President China Holdings, Ltd.	163,000	157,576
Unisplendour Corp., Ltd. Class A	4,400	21,637
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	12,828
Venustech Group, Inc. Class A	1,500	7,760
Vipshop Holdings, Ltd. ADR (a)	50,888	792,835
Walvax Biotechnology Co., Ltd. Class A	3,500	15,506
Wanda Film Holding Co., Ltd. Class A (a)	3,400	7,481
Wangsu Science & Technology Co., Ltd. Class A	9,795	10,632
Wanhua Chemical Group Co., Ltd. Class A	11,100	63,995
Want Want China Holdings, Ltd.	609,000	439,264
Weibo Corp. ADR (a)(b)	6,860	227,135
Weichai Power Co., Ltd. Class A	18,400	30,568
Weichai Power Co., Ltd. Class H	238,000	379,199
Wens Foodstuffs Group Co., Ltd. Class A	19,200	86,880
Western Securities Co., Ltd. Class A	14,600	16,895
Will Semiconductor, Ltd. Class A	1,700	36,803
Security Description	Shares	Value
Wingtech Technology Co., Ltd. Class A (a)	3,500	$49,781
Winning Health Technology Group Co., Ltd. Class A	6,500	18,988
Wuchan Zhongda Group Co., Ltd. Class A	20,300	13,598
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	41,563
Wuliangye Yibin Co., Ltd. Class A	15,000	241,456
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,800	12,579
WuXi AppTec Co., Ltd. Class A	5,199	65,581
WuXi AppTec Co., Ltd. Class H (b)(c)	19,520	237,339
Wuxi Biologics Cayman, Inc. (a)(c)	90,000	1,149,289
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,700	19,344
XCMG Construction Machinery Co., Ltd. Class A	35,100	24,590
Xiamen C & D, Inc. Class A	11,400	12,214
Xiaomi Corp. Class B (a)(b)(c)	1,213,100	1,611,122
Xinhu Zhongbao Co., Ltd. Class A	16,000	6,747
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	10,338
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	101,000	87,105
Xinyi Solar Holdings, Ltd.	401,096	222,580
Yango Group Co., Ltd. Class A	16,200	15,808
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,600	4,937
Yanzhou Coal Mining Co., Ltd. Class A	9,900	11,938
Yanzhou Coal Mining Co., Ltd. Class H	224,000	173,565
Yealink Network Technology Corp., Ltd. Class A	1,000	11,354
Yifeng Pharmacy Chain Co., Ltd. Class A	700	9,156
Yihai International Holding, Ltd.	55,000	414,386
Yintai Gold Co., Ltd. Class A	7,900	15,933
Yonghui Superstores Co., Ltd. Class A	28,800	41,335
Yonyou Network Technology Co., Ltd. Class A	7,599	42,833
Yum China Holdings, Inc.	41,600	1,773,408
Yunda Holding Co., Ltd. Class A	7,200	31,043
Yunnan Baiyao Group Co., Ltd. Class A	4,299	51,548
Yunnan Energy New Material Co., Ltd.	2,700	16,008
Yuzhou Properties Co., Ltd.	233,777	98,503
Zai Lab, Ltd. ADR (a)	4,000	205,920
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	2,400	41,729

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Zhaojin Mining Industry Co., Ltd. Class H	125,500	$126,149
Zhejiang Chint Electrics Co., Ltd. Class A	5,000	16,540
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	27,055
Zhejiang Dingli Machinery Co., Ltd. Class A	1,400	11,205
Zhejiang Expressway Co., Ltd. Class H	180,000	124,430
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A (a)	5,300	18,982
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	18,838
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	12,300
Zhejiang NHU Co., Ltd. Class A	5,400	20,591
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	6,300	14,091
Zhejiang Supor Co., Ltd. Class A	1,300	12,590
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	5,591
Zhengzhou Yutong Bus Co., Ltd. Class A	9,300	17,792
Zhenro Properties Group, Ltd.	162,000	101,193
Zheshang Securities Co., Ltd. Class A	11,100	15,570
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	35,500	115,486
Zhongji Innolight Co., Ltd. Class A	2,200	16,364
Zhongjin Gold Corp., Ltd. Class A	14,600	16,537
Zhongsheng Group Holdings, Ltd.	69,500	241,235
Zhuzhou CRRC Times Electric Co., Ltd. Class H	66,200	196,153
Zijin Mining Group Co., Ltd. Class A	57,700	29,675
Zijin Mining Group Co., Ltd. Class H	712,000	266,747
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	28,400	22,599
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	106,200
ZTE Corp. Class A (a)	13,800	82,613
ZTE Corp. Class H (a)(b)	87,000	265,608
ZTO Express Cayman, Inc. ADR (a)	36,300	961,224
		196,914,962
COLOMBIA — 0.3%
Bancolombia SA	28,086	166,713
Bancolombia SA Preference Shares	52,347	354,558
Ecopetrol SA	604,005	282,656
Grupo Argos SA	35,158	106,684
Security Description	Shares	Value
Grupo Aval Acciones y Valores SA Preference Shares	460,915	$101,830
Grupo de Inversiones Suramericana SA	28,763	141,828
Interconexion Electrica SA ESP	55,850	212,940
		1,367,209
CZECH REPUBLIC — 0.1%
CEZ A/S	19,840	322,210
Komercni banka A/S	9,286	174,289
Moneta Money Bank A/S (c)	65,696	134,701
		631,200
EGYPT — 0.1%
Commercial International Bank Egypt SAE	158,922	589,378
Eastern Co SAE	120,063	93,781
ElSewedy Electric Co.	98,402	48,916
		732,075
GREECE — 0.2%
Alpha Bank AE (a)	171,194	126,072
Eurobank Ergasias Services and Holdings SA Class A (a)	322,051	134,057
FF Group (a)(d)	3,869	2,038
Hellenic Telecommunications Organization SA	27,689	333,004
JUMBO SA	13,832	184,731
Motor Oil Hellas Corinth Refineries SA	7,510	91,194
National Bank of Greece SA (a)	64,316	84,421
OPAP SA	23,297	174,627
		1,130,144
HONG KONG — 2.4%
Alibaba Pictures Group, Ltd. (a)	1,855,900	237,045
Bosideng International Holdings, Ltd.	412,000	95,718
China Everbright, Ltd.	114,000	167,144
China Gas Holdings, Ltd.	209,800	725,647
China Huishan Dairy Holdings Co., Ltd. (a)(b)(d)	406,100	—
China Mobile, Ltd.	712,000	5,337,201
China Resources Cement Holdings, Ltd.	299,000	351,357
China Resources Land, Ltd.	372,000	1,518,677
China State Construction International Holdings, Ltd.	240,000	176,050
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	125,441
Guangdong Investment, Ltd.	338,000	648,794
Haier Electronics Group Co., Ltd.	153,000	403,995
Hutchison China MediTech, Ltd. ADR (a)	7,700	137,445
Kingboard Holdings, Ltd.	84,500	195,937
Kingboard Laminates Holdings, Ltd.	133,800	122,456
Lee & Man Paper Manufacturing, Ltd.	179,000	107,390

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Nine Dragons Paper Holdings, Ltd.	211,000	$191,216
Shanghai Industrial Holdings, Ltd.	57,000	85,398
Shenzhen International Holdings, Ltd.	122,039	221,383
Shimao Property Holdings, Ltd.	131,500	455,838
Sino Biopharmaceutical, Ltd.	797,000	1,040,393
SSY Group, Ltd.	184,000	142,602
Sun Art Retail Group, Ltd.	290,000	426,730
Wharf Holdings, Ltd. (b)	120,000	210,955
Yuexiu Property Co., Ltd.	895,000	159,956
		13,284,768
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	50,228	293,257
OTP Bank Nyrt	25,802	736,413
Richter Gedeon Nyrt	16,921	317,519
		1,347,189
INDIA — 7.6%
Adani Ports & Special Economic Zone, Ltd.	70,234	233,409
Ambuja Cements, Ltd.	70,151	144,215
Ashok Leyland, Ltd.	144,420	81,854
Asian Paints, Ltd.	33,001	726,934
Aurobindo Pharma, Ltd.	31,970	172,516
Avenue Supermarts, Ltd. (a)(c)	14,523	420,013
Axis Bank, Ltd.	241,335	1,206,598
Bajaj Auto, Ltd.	9,681	258,108
Bajaj Finance, Ltd.	20,030	585,418
Bajaj Finserv, Ltd.	4,356	263,406
Bandhan Bank, Ltd. (c)	47,726	128,139
Berger Paints India, Ltd.	25,564	167,692
Bharat Forge, Ltd.	25,984	80,194
Bharat Petroleum Corp., Ltd.	74,248	310,730
Bharti Airtel, Ltd. (a)	286,717	1,671,022
Bharti Infratel, Ltd.	40,967	86,644
Bosch, Ltd.	845	105,098
Britannia Industries, Ltd.	6,960	246,156
Cipla, Ltd.	40,152	223,081
Coal India, Ltd.	142,753	262,320
Colgate-Palmolive India, Ltd.	7,108	117,274
Container Corp. Of India, Ltd.	25,257	110,477
Dabur India, Ltd.	61,180	363,383
Divi's Laboratories, Ltd.	9,808	255,885
DLF, Ltd.	65,554	118,654
Dr Reddy's Laboratories, Ltd. ADR	428	17,261
Dr Reddy's Laboratories, Ltd.	12,624	513,956
Eicher Motors, Ltd.	1,519	261,673
GAIL India, Ltd.	169,014	169,674
GAIL India, Ltd. GDR	3,808	23,153
Godrej Consumer Products, Ltd.	41,441	283,539
Grasim Industries, Ltd.	34,103	213,317
Havells India, Ltd.	30,412	193,063
HCL Technologies, Ltd.	124,750	719,602
Security Description	Shares	Value
HDFC Asset Management Co., Ltd. (c)	4,737	$131,838
HDFC Life Insurance Co., Ltd. (c)	58,437	338,878
Hero MotoCorp, Ltd.	12,005	253,149
Hindalco Industries, Ltd.	145,979	183,905
Hindustan Petroleum Corp., Ltd.	75,023	188,112
Hindustan Unilever, Ltd.	75,076	2,276,830
Housing Development Finance Corp., Ltd.	190,511	4,112,055
ICICI Bank, Ltd. ADR	286	2,431
ICICI Bank, Ltd.	552,930	2,406,063
ICICI Lombard General Insurance Co., Ltd. (c)	20,575	293,933
ICICI Prudential Life Insurance Co., Ltd. (c)	38,573	180,288
Indian Oil Corp., Ltd.	218,069	234,615
Info Edge India, Ltd.	6,821	183,767
Infosys, Ltd. ADR	1,518	12,463
Infosys, Ltd.	393,174	3,257,436
InterGlobe Aviation, Ltd. (c)	11,358	160,783
ITC, Ltd.	396,639	894,406
JSW Steel, Ltd.	106,115	203,917
Larsen & Toubro, Ltd. GDR	1,235	13,408
Larsen & Toubro, Ltd.	53,654	572,056
LIC Housing Finance, Ltd.	38,049	117,809
Lupin, Ltd.	26,873	208,846
Mahindra & Mahindra Financial Services, Ltd.	38,757	75,309
Mahindra & Mahindra, Ltd. GDR	2,150	8,272
Mahindra & Mahindra, Ltd.	83,139	310,442
Marico, Ltd.	54,929	198,815
Maruti Suzuki India, Ltd.	12,179	686,959
Motherson Sumi Systems, Ltd.	120,996	96,690
Nestle India, Ltd.	2,636	569,943
NTPC, Ltd.	274,023	304,782
Oil & Natural Gas Corp., Ltd.	286,783	256,769
Page Industries, Ltd.	700	156,573
Petronet LNG, Ltd.	76,072	200,846
Pidilite Industries, Ltd.	14,662	262,710
Piramal Enterprises, Ltd.	12,922	159,139
Power Grid Corp. of India, Ltd.	208,957	438,944
REC, Ltd.	86,724	101,519
Reliance Industries, Ltd. GDR (c)	615	18,836
Reliance Industries, Ltd.	329,648	4,807,002
SBI Life Insurance Co., Ltd. (c)	39,876	337,948
Shree Cement, Ltd.	1,040	239,524
Shriram Transport Finance Co., Ltd.	9,577	83,716
Siemens, Ltd.	7,799	114,795
State Bank of India (a)	208,457	541,493
Sun Pharmaceutical Industries, Ltd.	95,916	443,022
Tata Consultancy Services, Ltd.	104,261	2,508,212
Tata Motors, Ltd. ADR (a)	541	2,554
Tata Motors, Ltd. (a)	177,384	164,697
Tata Power Co., Ltd.	138,650	60,005
Tata Steel, Ltd.	32,077	113,670

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tata Steel, Ltd. GDR	10,534	$38,654
Tech Mahindra, Ltd.	52,835	393,565
Titan Co., Ltd.	35,463	436,788
UltraTech Cement, Ltd.	11,876	508,172
United Spirits, Ltd. (a)	35,264	225,987
UPL, Ltd.	61,795	266,095
Vedanta, Ltd.	213,006	180,604
Vedanta, Ltd. ADR	366	1,303
Wipro, Ltd. ADR	9,561	29,639
Wipro, Ltd.	119,363	310,515
Zee Entertainment Enterprises, Ltd.	81,290	132,291
		42,748,245
INDONESIA — 1.5%
Ace Hardware Indonesia Tbk PT	711,000	56,567
Adaro Energy Tbk PT	1,859,800	111,128
Astra International Tbk PT	2,329,500	553,838
Bank Central Asia Tbk PT	1,141,000	1,922,492
Bank Mandiri Persero Tbk PT	2,148,000	610,702
Bank Negara Indonesia Persero Tbk PT	861,800	200,995
Bank Rakyat Indonesia Persero Tbk PT	6,413,400	1,176,250
Bank Tabungan Negara Persero Tbk PT	468,600	23,964
Barito Pacific Tbk PT (a)	3,394,400	148,752
Bukit Asam Tbk PT	383,100	50,636
Bumi Serpong Damai Tbk PT (a)	1,003,000	40,826
Charoen Pokphand Indonesia Tbk PT	837,700	252,071
Gudang Garam Tbk PT	59,000	148,237
Hanjaya Mandala Sampoerna Tbk PT	1,148,100	99,518
Indah Kiat Pulp & Paper Corp. Tbk PT	322,100	78,650
Indocement Tunggal Prakarsa Tbk PT	226,400	172,424
Indofood CBP Sukses Makmur Tbk PT	296,900	185,186
Indofood Sukses Makmur Tbk PT	552,900	213,896
Jasa Marga Persero Tbk PT	247,489	38,355
Kalbe Farma Tbk PT	2,654,400	194,629
Pabrik Kertas Tjiwi Kimia Tbk PT	177,100	43,077
Pakuwon Jati Tbk PT	2,231,900	41,765
Perusahaan Gas Negara Tbk PT	1,369,000	64,500
Semen Indonesia Persero Tbk PT	364,300	169,227
Telekomunikasi Indonesia Persero Tbk PT	5,718,300	1,110,589
Unilever Indonesia Tbk PT	881,400	389,764
United Tractors Tbk PT	205,000	211,108
XL Axiata Tbk PT (a)	394,000	48,022
		8,357,168
LUXEMBOURG — 0.1%
Reinet Investments SCA	18,450	294,181
Security Description	Shares	Value
MALAYSIA — 1.9%
AirAsia Group Bhd	175,900	$32,094
AMMB Holdings Bhd	195,200	135,377
Axiata Group Bhd	338,293	256,655
Carlsberg Brewery Malaysia Bhd Class B	16,500	94,804
CIMB Group Holdings Bhd	557,103	463,590
Dialog Group Bhd	444,400	312,229
DiGi.Com Bhd	360,200	362,902
Fraser & Neave Holdings Bhd	18,500	133,107
Gamuda Bhd	206,281	135,014
Genting Bhd	268,000	231,804
Genting Malaysia Bhd	366,800	170,127
Genting Plantations Bhd	28,800	63,213
HAP Seng Consolidated Bhd	77,700	137,434
Hartalega Holdings Bhd	186,100	295,668
Hong Leong Bank Bhd	78,500	242,837
Hong Leong Financial Group Bhd	26,800	84,165
IHH Healthcare Bhd	254,100	301,821
IJM Corp. Bhd	320,100	117,077
IOI Corp. Bhd	218,400	201,344
Kuala Lumpur Kepong Bhd	53,412	259,010
Malayan Banking Bhd	452,081	779,975
Malaysia Airports Holdings Bhd	126,200	126,080
Maxis Bhd	271,700	337,207
MISC Bhd	141,800	243,277
Nestle Malaysia Bhd	8,700	275,170
Petronas Chemicals Group Bhd	277,000	323,079
Petronas Dagangan Bhd	29,200	144,082
Petronas Gas Bhd	75,000	266,255
PPB Group Bhd	68,720	260,558
Press Metal Aluminium Holdings Bhd	179,900	137,615
Public Bank Bhd	358,600	1,319,210
QL Resources Bhd	81,800	140,120
RHB Bank Bhd	185,810	202,181
Sime Darby Bhd	334,969	131,882
Sime Darby Plantation Bhd	239,169	273,471
Telekom Malaysia Bhd	127,600	111,114
Tenaga Nasional Bhd	360,200	1,002,482
Top Glove Corp. Bhd	180,700	269,074
Westports Holdings Bhd	98,400	77,344
YTL Corp. Bhd	321,196	53,635
		10,504,083
MEXICO — 1.9%
Alfa SAB de CV Class A	381,040	103,953
Alsea SAB de CV (a)	69,700	45,101
America Movil SAB de CV Series L	3,896,221	2,333,489
Arca Continental SAB de CV	55,700	227,010
Cemex SAB de CV Series CPO (b)	1,730,117	363,587
Coca-Cola Femsa SAB de CV	60,500	246,676
El Puerto de Liverpool SAB de CV Series C1 (b)	22,100	48,770

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Fibra Uno Administracion SA de CV REIT	363,458	$288,018
Fomento Economico Mexicano SAB de CV	224,880	1,372,905
Gruma SAB de CV Class B	26,060	201,810
Grupo Aeroportuario del Pacifico SAB de CV Class B	41,300	224,270
Grupo Aeroportuario del Sureste SAB de CV Class B	23,995	228,461
Grupo Bimbo SAB de CV Class A (b)	206,215	303,091
Grupo Carso SAB de CV Series A1	53,700	106,602
Grupo Financiero Banorte SAB de CV Series O	299,603	830,129
Grupo Financiero Inbursa SAB de CV Series O	292,926	212,772
Grupo Mexico SAB de CV Class B	403,136	751,651
Grupo Televisa SAB Series CPO (b)	274,629	319,591
Industrias Penoles SAB de CV (b)	17,115	115,183
Infraestructura Energetica Nova SAB de CV	65,700	203,520
Kimberly-Clark de Mexico SAB de CV Class A	175,589	268,856
Megacable Holdings SAB de CV	37,300	103,159
Orbia Advance Corp. SAB de CV	133,110	148,037
Promotora y Operadora de Infraestructura SAB de CV (b)	28,350	192,378
Wal-Mart de Mexico SAB de CV	604,894	1,437,507
		10,676,526
PAKISTAN — 0.0% (e)
Habib Bank, Ltd.	66,000	41,019
MCB Bank, Ltd.	48,800	43,437
Oil & Gas Development Co., Ltd.	76,400	35,243
		119,699
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	27,200	198,288
Credicorp, Ltd.	7,800	1,115,946
Southern Copper Corp. (b)	10,267	289,119
		1,603,353
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	249,940	184,439
Aboitiz Power Corp.	192,500	98,703
Altus San Nicolas Corp. (a)	4,817	492
Ayala Corp.	32,165	294,098
Ayala Land, Inc.	844,400	498,285
Bank of the Philippine Islands	115,059	139,975
BDO Unibank, Inc.	225,609	456,065
Globe Telecom, Inc.	3,920	148,559
GT Capital Holdings, Inc.	12,002	95,766
International Container Terminal Services, Inc.	124,890	182,629
Security Description	Shares	Value
JG Summit Holdings, Inc.	326,140	$334,662
Jollibee Foods Corp.	53,440	111,237
Manila Electric Co.	26,550	116,715
Megaworld Corp.	1,462,000	71,642
Metro Pacific Investments Corp.	1,727,000	82,036
Metropolitan Bank & Trust Co.	217,087	170,230
PLDT, Inc.	10,006	221,326
Robinsons Land Corp.	250,186	72,787
Security Bank Corp.	29,670	62,279
SM Investments Corp.	27,500	439,921
SM Prime Holdings, Inc.	1,161,100	644,810
Universal Robina Corp.	102,110	208,866
		4,635,522
POLAND — 0.7%
Bank Millennium SA (a)	70,894	54,467
Bank Polska Kasa Opieki SA	19,437	259,445
CCC SA	3,605	25,770
CD Projekt SA	7,786	534,044
Cyfrowy Polsat SA	32,938	187,945
Dino Polska SA (a)(c)	6,152	238,330
Grupa Lotos SA	11,534	143,362
KGHM Polska Miedz SA (a)	17,033	242,452
LPP SA	159	199,165
mBank SA (a)	1,908	101,557
Orange Polska SA (a)	76,094	108,169
PGE Polska Grupa Energetyczna SA (a)	104,212	95,137
Polski Koncern Naftowy ORLEN SA	34,368	458,030
Polskie Gornictwo Naftowe i Gazownictwo SA	213,120	175,296
Powszechna Kasa Oszczednosci Bank Polski SA	100,592	543,783
Powszechny Zaklad Ubezpieczen SA	69,183	517,582
Santander Bank Polska SA	4,506	187,159
		4,071,693
QATAR — 1.0%
Barwa Real Estate Co.	231,020	190,030
Commercial Bank PQSC	245,580	261,253
Industries Qatar QSC	207,197	377,260
Masraf Al Rayan QSC	451,610	452,868
Mesaieed Petrochemical Holding Co.	549,861	219,545
Ooredoo QSC	96,940	155,110
Qatar Electricity & Water Co. QSC	65,618	244,837
Qatar Fuel QSC	61,373	273,896
Qatar Insurance Co. SAQ	200,420	113,922
Qatar International Islamic Bank QSC	82,218	163,552
Qatar Islamic Bank SAQ	132,092	517,486
Qatar National Bank QPSC	523,811	2,393,682
		5,363,441

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	43,056	$180,806
RUSSIA — 3.2%
Alrosa PJSC	295,595	241,708
Gazprom PJSC	1,234,818	2,872,990
Inter RAO UES PJSC	4,473,928	279,455
LUKOIL PJSC	48,149	2,882,762
Magnit PJSC	9,412	384,268
Magnitogorsk Iron & Steel Works PJSC	287,300	141,143
MMC Norilsk Nickel PJSC	7,316	1,826,618
Mobile TeleSystems PJSC ADR	42,070	319,732
Mobile TeleSystems PJSC	31,501	119,660
Moscow Exchange MICEX	158,191	195,942
Novatek PJSC GDR	600	68,036
Novatek PJSC	101,850	1,185,173
Novolipetsk Steel PJSC	146,523	232,048
PhosAgro PJSC GDR	14,306	146,133
Polymetal International PLC	23,771	406,146
Polyus PJSC	3,245	444,697
Rosneft Oil Co. PJSC	133,971	542,340
Sberbank of Russia PJSC	1,251,014	2,993,451
Severstal PJSC	25,560	283,623
Surgutneftegas PJSC Preference Shares	800,100	384,824
Surgutneftegas PJSC	826,600	354,406
Tatneft PJSC	176,294	1,243,227
Transneft PJSC Preference Shares	60	112,730
VTB Bank PJSC	411,300,000	171,101
X5 Retail Group NV GDR	14,967	399,918
		18,232,131
SAUDI ARABIA — 2.6%
Advanced Petrochemical Co.	13,629	160,480
Al Rajhi Bank	141,697	2,028,942
Alinma Bank	89,985	492,667
Almarai Co. JSC	31,215	388,724
Arab National Bank	68,159	328,562
Bank AlBilad	46,186	248,789
Bank Al-Jazira	51,507	154,514
Banque Saudi Fransi	66,230	454,602
Bupa Arabia for Cooperative Insurance Co.	3,135	76,054
Co. for Cooperative Insurance (a)	7,040	112,623
Dar Al Arkan Real Estate Development Co. (a)	67,534	147,399
Emaar Economic City (a)	43,855	79,173
Etihad Etisalat Co. (a)	47,529	273,128
Jarir Marketing Co.	7,402	250,090
National Commercial Bank	138,566	1,277,247
National Industrialization Co. (a)	37,774	92,134
Rabigh Refining & Petrochemical Co. (a)	25,187	71,519
Riyad Bank	137,651	546,957
Sahara International Petrochemical Co.	45,878	149,117
Samba Financial Group	112,566	599,686
Security Description	Shares	Value
Saudi Airlines Catering Co.	4,598	$91,665
Saudi Arabian Fertilizer Co.	20,474	335,863
Saudi Arabian Mining Co. (a)	49,940	407,621
Saudi Arabian Oil Co. (c)	139,238	1,117,388
Saudi Basic Industries Corp.	86,716	1,604,879
Saudi British Bank	82,438	440,254
Saudi Cement Co.	9,637	124,869
Saudi Electricity Co.	101,879	431,015
Saudi Industrial Investment Group	28,368	118,824
Saudi Kayan Petrochemical Co. (a)	93,520	178,644
Saudi Telecom Co.	46,081	1,068,012
Savola Group (a)	33,200	314,954
Yanbu National Petrochemical Co.	28,105	309,414
		14,475,809
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	26,200	165,563
SOUTH AFRICA — 3.5%
Absa Group, Ltd.	82,792	344,928
Anglo American Platinum, Ltd.	6,599	276,051
AngloGold Ashanti, Ltd.	47,701	809,303
Aspen Pharmacare Holdings, Ltd. (a)	49,333	258,409
Bid Corp., Ltd. (b)	38,526	454,754
Bidvest Group, Ltd.	32,799	267,780
Capitec Bank Holdings, Ltd.	5,272	259,700
Clicks Group, Ltd.	29,873	431,189
Discovery, Ltd.	48,727	212,773
Exxaro Resources, Ltd.	30,772	168,922
FirstRand, Ltd.	388,724	873,593
Fortress REIT, Ltd. Class A, (b)	149,753	84,687
Foschini Group, Ltd.	29,345	109,740
Gold Fields, Ltd.	95,914	468,772
Growthpoint Properties, Ltd. REIT (b)	338,550	243,961
Impala Platinum Holdings, Ltd. (b)	91,505	381,811
Investec, Ltd. (b)	35,166	66,699
Kumba Iron Ore, Ltd. (b)	8,059	125,841
Liberty Holdings, Ltd.	16,199	59,768
Life Healthcare Group Holdings, Ltd.	173,849	179,689
Momentum Metropolitan Holdings	104,070	90,843
Mr. Price Group, Ltd.	32,243	204,900
MTN Group, Ltd. (b)	195,429	524,763
MultiChoice Group, Ltd. (a)	54,744	260,526
Naspers, Ltd. Class N	51,723	7,361,077
Nedbank Group, Ltd.	42,684	197,551
Northam Platinum, Ltd. (a)	40,047	153,013
Old Mutual, Ltd.	553,789	367,914
Pepkor Holdings, Ltd. (b)(c)	92,946	56,373
Pick n Pay Stores, Ltd.	44,061	149,501
PSG Group, Ltd.	18,510	133,497
Rand Merchant Investment Holdings, Ltd. (b)	93,926	116,808

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Redefine Properties, Ltd. REIT	686,502	$90,950
Remgro, Ltd.	60,706	415,636
Resilient REIT, Ltd.	1,917	3,412
RMB Holdings, Ltd.	88,461	242,228
Sanlam, Ltd.	215,969	615,876
Sasol, Ltd. (a)	64,778	134,377
Shoprite Holdings, Ltd.	58,005	405,970
Sibanye Stillwater, Ltd. (a)	258,517	326,693
SPAR Group, Ltd.	23,362	237,740
Standard Bank Group, Ltd. (b)	149,630	857,573
Telkom SA SOC, Ltd.	36,105	41,155
Tiger Brands, Ltd.	19,448	201,734
Vodacom Group, Ltd.	73,494	481,497
Woolworths Holdings, Ltd.	122,234	188,669
		19,938,646
SOUTH KOREA — 11.6%
Amorepacific Corp.	3,669	503,156
Amorepacific Corp. Preference Shares	1,181	57,033
AMOREPACIFIC Group	3,621	163,452
BGF retail Co., Ltd.	940	101,819
BNK Financial Group, Inc.	34,469	125,088
Celltrion Healthcare Co., Ltd. (a)	6,126	446,910
Celltrion, Inc. (a)(b)	10,888	2,025,183
Cheil Worldwide, Inc.	8,082	104,732
CJ CheilJedang Corp.	1,023	180,693
CJ Corp.	1,927	101,471
CJ ENM Co., Ltd.	1,368	115,668
CJ Logistics Corp. (a)	1,140	126,435
Coway Co., Ltd.	6,271	296,642
Daelim Industrial Co., Ltd.	3,456	207,225
Daewoo Engineering & Construction Co., Ltd. (a)	25,312	60,269
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	4,419	48,361
DB Insurance Co., Ltd.	6,060	171,713
Doosan Bobcat, Inc.	6,257	91,739
E-MART, Inc.	2,554	221,561
Fila Holdings Corp.	5,908	139,641
GS Engineering & Construction Corp.	7,569	125,759
GS Holdings Corp.	6,485	195,501
GS Retail Co., Ltd.	3,214	81,491
Hana Financial Group, Inc.	34,549	649,991
Hankook Tire & Technology Co., Ltd.	9,159	144,636
Hanmi Pharm Co., Ltd.	802	170,830
Hanon Systems	22,868	166,065
Hanwha Corp.	5,038	62,452
Hanwha Life Insurance Co., Ltd.	34,930	39,405
Hanwha Solutions Corp.	12,733	138,479
HDC Hyundai Development Co-Engineering & Construction Class E	5,055	64,269
Helixmith Co., Ltd. (a)(b)	2,369	132,062
HLB, Inc. (a)(b)	3,786	275,385
Security Description	Shares	Value
Hotel Shilla Co., Ltd.	3,859	$220,837
Hyundai Construction Equipment Co., Ltd. (a)	4	48
Hyundai Department Store Co., Ltd.	1,795	86,314
Hyundai Engineering & Construction Co., Ltd.	9,829	219,200
Hyundai Glovis Co., Ltd.	2,379	176,051
Hyundai Heavy Industries Holdings Co., Ltd.	1,225	197,284
Hyundai Marine & Fire Insurance Co., Ltd.	7,982	147,592
Hyundai Mobis Co., Ltd.	7,703	1,065,539
Hyundai Motor Co.	17,278	1,244,733
Hyundai Motor Co. Preference Shares (f)	4,501	208,324
Hyundai Motor Co. Preference Shares (f)	2,966	124,394
Hyundai Steel Co.	9,783	143,031
Industrial Bank of Korea	32,587	199,110
Kakao Corp.	5,764	729,049
Kangwon Land, Inc.	14,360	231,409
KB Financial Group, Inc.	45,879	1,290,302
KCC Corp.	630	66,312
Kia Motors Corp.	30,333	638,476
KMW Co., Ltd. (a)	2,751	111,530
Korea Aerospace Industries, Ltd.	9,041	153,493
Korea Electric Power Corp. (a)	29,404	459,145
Korea Gas Corp.	3,203	56,089
Korea Investment Holdings Co., Ltd.	5,047	203,479
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	4,492	285,452
Korea Zinc Co., Ltd.	1,035	301,203
Korean Air Lines Co., Ltd. (a)	5,857	88,638
KT&G Corp.	13,435	822,588
Kumho Petrochemical Co., Ltd.	2,301	121,473
LG Chem, Ltd.	5,291	1,310,483
LG Chem, Ltd. Preference Shares	922	110,876
LG Corp.	10,862	526,155
LG Display Co., Ltd. (a)	28,251	253,845
LG Electronics, Inc.	12,188	479,207
LG Household & Health Care, Ltd.	1,079	988,351
LG Household & Health Care, Ltd. Preference Shares	263	137,113
LG Innotek Co., Ltd.	1,822	167,671
LG Uplus Corp.	24,599	216,110
Lotte Chemical Corp.	2,107	330,773
Lotte Corp.	3,364	65,894
Lotte Shopping Co., Ltd.	1,454	88,913
Medy-Tox, Inc.	571	90,840
Meritz Securities Co., Ltd.	35,505	81,937
Mirae Asset Daewoo Co., Ltd.	48,701	208,395
NAVER Corp.	16,202	2,252,635
NCSoft Corp.	1,891	1,009,235
Netmarble Corp. (a)(c)	3,142	239,358

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NH Investment & Securities Co., Ltd.	16,570	$121,264
OCI Co., Ltd. (a)	2,194	62,080
Orion Corp/Republic of Korea	2,899	273,896
Ottogi Corp.	142	55,342
Pan Ocean Co., Ltd. (a)	33,430	80,450
Pearl Abyss Corp. (a)	814	118,746
POSCO	9,061	1,192,317
POSCO Chemtech Co., Ltd.	3,021	107,131
Posco International Corp.	5,887	54,517
S-1 Corp.	2,014	132,909
Samsung Biologics Co., Ltd. (a)(c)	1,916	750,977
Samsung C&T Corp.	9,799	715,000
Samsung Card Co., Ltd.	3,365	82,921
Samsung Electro-Mechanics Co., Ltd.	6,399	507,049
Samsung Electronics Co., Ltd. Preference Shares	95,303	3,105,697
Samsung Electronics Co., Ltd.	553,135	21,506,711
Samsung Engineering Co., Ltd. (a)	19,505	160,713
Samsung Fire & Marine Insurance Co., Ltd.	3,527	446,068
Samsung Heavy Industries Co., Ltd. (a)	53,830	170,878
Samsung Life Insurance Co., Ltd.	7,969	278,897
Samsung SDI Co., Ltd.	6,339	1,234,142
Samsung SDS Co., Ltd.	3,985	487,101
Samsung Securities Co., Ltd.	7,444	178,341
Shinhan Financial Group Co., Ltd.	53,212	1,244,852
Shinsegae, Inc.	883	156,579
SK Holdings Co., Ltd.	4,043	553,021
SK Hynix, Inc.	63,278	4,277,846
SK Innovation Co., Ltd.	6,367	450,502
SK Telecom Co., Ltd.	2,296	333,944
S-Oil Corp.	5,525	256,668
Woori Financial Group, Inc.	54,330	338,017
Yuhan Corp.	1,106	206,947
		65,325,525
SPAIN — 0.0% (e)
AmRest Holdings SE (a)	8,041	35,605
TAIWAN — 12.0%
Accton Technology Corp.	58,000	310,334
Acer, Inc.	356,000	183,489
Advantech Co., Ltd.	42,098	346,873
Airtac International Group	15,000	221,179
ASE Technology Holding Co., Ltd.	398,307	771,528
Asia Cement Corp.	253,000	328,483
Asustek Computer, Inc.	81,000	548,444
AU Optronics Corp.	1,058,000	220,491
Catcher Technology Co., Ltd.	75,000	479,764
Cathay Financial Holding Co., Ltd.	898,087	1,045,232
Chailease Holding Co., Ltd.	138,806	418,074
Security Description	Shares	Value
Chang Hwa Commercial Bank, Ltd.	635,636	$401,292
Cheng Shin Rubber Industry Co., Ltd.	240,000	243,665
Chicony Electronics Co., Ltd.	71,788	179,236
China Airlines, Ltd.	333,000	72,538
China Development Financial Holding Corp.	1,446,000	354,292
China Life Insurance Co., Ltd. (a)	333,386	184,395
China Steel Corp.	1,358,000	850,661
Chunghwa Telecom Co., Ltd.	439,000	1,556,380
Compal Electronics, Inc.	514,000	293,389
CTBC Financial Holding Co., Ltd.	2,137,040	1,258,373
Delta Electronics, Inc.	224,000	886,550
E.Sun Financial Holding Co., Ltd.	1,203,240	960,493
Eclat Textile Co., Ltd.	23,550	186,430
Eva Airways Corp.	265,619	77,507
Evergreen Marine Corp. Taiwan, Ltd. (a)	279,252	84,992
Far Eastern New Century Corp.	392,000	291,505
Far EasTone Telecommunications Co., Ltd.	184,000	384,232
Feng TAY Enterprise Co., Ltd.	39,468	169,041
First Financial Holding Co., Ltd.	1,144,941	739,862
Formosa Chemicals & Fibre Corp.	405,000	891,855
Formosa Petrochemical Corp.	143,000	381,789
Formosa Plastics Corp.	514,000	1,271,441
Formosa Taffeta Co., Ltd.	98,000	99,140
Foxconn Technology Co., Ltd.	106,830	173,977
Fubon Financial Holding Co., Ltd.	766,000	946,796
Giant Manufacturing Co., Ltd.	38,000	167,882
Globalwafers Co., Ltd.	25,000	279,259
Highwealth Construction Corp.	94,000	125,305
Hiwin Technologies Corp.	29,186	191,965
Hon Hai Precision Industry Co., Ltd.	1,445,800	3,328,616
Hotai Motor Co., Ltd.	34,000	549,015
Hua Nan Financial Holdings Co., Ltd.	905,041	538,412
Innolux Corp.	948,000	163,392
Inventec Corp.	291,000	223,139
Largan Precision Co., Ltd.	12,000	1,515,231
Lite-On Technology Corp.	244,958	333,240
MediaTek, Inc.	175,000	1,878,315
Mega Financial Holding Co., Ltd.	1,254,000	1,177,506
Micro-Star International Co., Ltd.	84,000	245,515
Nan Ya Plastics Corp.	594,000	1,068,707
Nanya Technology Corp.	150,000	263,998
Nien Made Enterprise Co., Ltd.	20,000	118,820
Novatek Microelectronics Corp.	67,000	377,759
Pegatron Corp.	223,000	425,543
Phison Electronics Corp.	19,000	153,635
Pou Chen Corp.	272,000	229,900
Powertech Technology, Inc.	88,000	249,216
President Chain Store Corp.	65,000	607,670
Quanta Computer, Inc.	309,000	611,864
Realtek Semiconductor Corp.	56,000	402,018

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ruentex Development Co., Ltd.	63,840	$80,383
Ruentex Industries, Ltd.	42,600	97,601
Shanghai Commercial & Savings Bank, Ltd.	380,736	492,888
Shin Kong Financial Holding Co., Ltd.	1,240,180	311,046
SinoPac Financial Holdings Co., Ltd.	1,219,457	444,376
Standard Foods Corp.	48,512	97,881
Synnex Technology International Corp.	154,700	189,075
Taishin Financial Holding Co., Ltd.	1,092,408	420,538
Taiwan Business Bank	619,558	197,179
Taiwan Cement Corp.	563,740	732,137
Taiwan Cooperative Financial Holding Co., Ltd.	1,037,774	626,708
Taiwan High Speed Rail Corp.	228,000	215,265
Taiwan Mobile Co., Ltd.	187,000	617,437
Taiwan Semiconductor Manufacturing Co., Ltd.	2,853,000	25,683,593
Tatung Co., Ltd. (a)	226,000	145,825
Uni-President Enterprises Corp.	557,000	1,205,580
United Microelectronics Corp.	1,273,000	570,764
Vanguard International Semiconductor Corp.	110,000	213,223
Walsin Technology Corp.	39,000	206,043
Win Semiconductors Corp.	38,000	326,125
Winbond Electronics Corp.	358,000	132,978
Wistron Corp.	352,101	284,649
Wiwynn Corp.	9,000	206,940
WPG Holdings, Ltd.	174,880	204,709
Yageo Corp.	29,556	265,423
Yuanta Financial Holding Co., Ltd.	1,138,000	581,011
Zhen Ding Technology Holding, Ltd.	67,000	204,758
		67,793,779
THAILAND — 2.2%
Advanced Info Service PCL	136,800	837,870
Airports of Thailand PCL	494,000	763,937
B Grimm Power PCL	85,100	103,077
Bangkok Bank PCL	12,400	38,405
Bangkok Bank PCL NVDR	47,800	145,939
Bangkok Dusit Medical Services PCL Class F	1,080,800	622,446
Bangkok Expressway & Metro PCL	924,999	218,443
Banpu PCL	518,400	83,721
Berli Jucker PCL	149,600	184,621
BTS Group Holdings PCL	795,184	220,497
Bumrungrad Hospital PCL	51,700	179,593
Central Pattana PCL	255,800	333,220
Central Retail Corp. PCL (a)	102,758	87,673
Charoen Pokphand Foods PCL	469,100	347,349
CP ALL PCL	674,200	1,253,179
Security Description	Shares	Value
Electricity Generating PCL	36,300	$255,513
Energy Absolute PCL (b)	209,600	215,556
Global Power Synergy PCL Class F	78,400	136,171
Gulf Energy Development PCL	61,800	282,471
Home Product Center PCL	745,000	251,984
Indorama Ventures PCL	216,400	141,113
Intouch Holdings PCL Class F	255,800	389,731
IRPC PCL	1,451,700	94,664
Kasikornbank PCL	235,200	642,613
Krung Thai Bank PCL	446,900	155,242
Land & Houses PCL	1,050,253	214,419
Minor International PCL	348,600	178,456
Muangthai Capital PCL	74,900	79,881
Osotspa PCL	79,900	87,040
PTT Exploration & Production PCL	158,800	326,624
PTT Global Chemical PCL	276,400	256,881
PTT PCL	1,320,000	1,236,840
Ratch Group PCL	85,200	147,982
Siam Cement PCL	89,779	886,368
Siam Commercial Bank PCL	106,800	225,365
Srisawad Corp. PCL	79,900	103,474
Thai Oil PCL	138,400	129,681
Thai Union Group PCL Class F	394,200	165,764
TMB Bank PCL	2,025,518	54,314
Total Access Communication PCL	83,100	103,187
True Corp. PCL (b)	1,492,537	142,807
		12,324,111
TURKEY — 0.5%
Akbank T.A.S. (a)	355,363	299,435
Anadolu Efes Biracilik Ve Malt Sanayii A/S	25,464	66,208
Arcelik A/S (a)	23,873	48,799
Aselsan Elektronik Sanayi Ve Ticaret A/S	40,275	143,251
BIM Birlesik Magazalar A/S	53,121	404,236
Eregli Demir ve Celik Fabrikalari TAS	174,073	197,932
Ford Otomotiv Sanayi A/S	8,854	65,978
Haci Omer Sabanci Holding A/S	117,588	133,036
KOC Holding A/S	95,641	194,065
TAV Havalimanlari Holding A/S	21,391	53,496
Tupras Turkiye Petrol Rafinerileri A/S (a)	15,777	180,177
Turk Hava Yollari AO (a)	65,005	89,465
Turkcell Iletisim Hizmetleri A/S	138,361	257,887
Turkiye Garanti Bankasi A/S (a)	283,550	348,970
Turkiye Is Bankasi A/S Class C (a)	202,605	145,080
		2,628,015
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	318,366	397,343
Aldar Properties PJSC	475,067	196,011

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DP World PLC	20,095	$302,060
Dubai Islamic Bank PJSC	205,183	200,391
Emaar Malls PJSC	305,084	88,025
Emaar Properties PJSC	428,953	254,760
Emirates Telecommunications Group Co. PJSC	199,788	754,874
First Abu Dhabi Bank PJSC	314,670	811,333
		3,004,797
UNITED STATES — 0.0% (e)
Titan Cement International SA (a)	5,183	60,287
TOTAL COMMON STOCKS (Cost $558,818,386)		539,424,246

RIGHTS — 0.0% (e)
CHINA — 0.0% (e)
Legend Holdings Corp. (expiring 5/19/23) (a) (d) (Cost: $0)	3,446	—
WARRANTS — 2.2%
SWITZERLAND — 2.2%
UBS AG (expiring 11/26/20) (a)	3,600	3,380,653
UBS AG (expiring 5/28/20) (a)	2,190	2,056,506
UBS AG (expiring 5/29/20) (a)	2,012	1,889,356
UBS AG (expiring 8/31/20) (a)	5,200	4,883,062
		12,209,577
THAILAND — 0.0% (e)
BTS Group Holdings PCL (expiring 2/16/21) (a)	79,518	1,405
Minor International PCL (expiring 9/30/21) (a)	13,725	590
		1,995
TOTAL WARRANTS (Cost $12,202,088)		12,211,572
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	10,217,393	10,208,197
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	3,117,451	$3,117,451
TOTAL SHORT-TERM INVESTMENTS (Cost $13,329,520)		13,325,648
TOTAL INVESTMENTS — 100.3% (Cost $584,349,994)		564,961,466
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,482,703)
NET ASSETS — 100.0%		$563,478,763
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $2,038, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets	288	06/19/2020	$12,090,476	$12,137,760	$47,284
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$128,153,294	$411,268,914	$2,038	$539,424,246
Rights	—	—	0(a)	0
Warrants	1,995	12,209,577	—	12,211,572
Short-Term Investments	13,325,648	—	—	13,325,648
TOTAL INVESTMENTS	$141,480,937	$423,478,491	$2,038	$564,961,466
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	47,284	—	—	47,284
TOTAL OTHER FINANCIAL INSTRUMENTS:	$47,284	$—	$—	$47,284
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$141,528,221	$423,478,491	$2,038	$565,008,750
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2020.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,395,448	$13,396,788	$32,913,013	$36,077,875	$(19,707)	$(4,022)	10,217,393	$10,208,197	$91,027
State Street Navigator Securities Lending Portfolio II	4,915,751	4,915,751	8,377,019	10,175,319	—	—	3,117,451	3,117,451	17,314
Total		$18,312,539	$41,290,032	$46,253,194	$(19,707)	$(4,022)		$13,325,648	$108,341
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2020 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.9%
UNITED STATES — 95.9%
State Street International Developed Equity Index Portfolio (a) (Cost: $3,385,764,083)		$2,970,265,966
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b)(c) (Cost $81,367,679)	81,386,690	$81,313,442
TOTAL INVESTMENTS — 98.5% (Cost $3,467,131,762)		3,051,579,408
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		46,806,943
NET ASSETS — 100.0%		$3,098,386,351
(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

At March 31, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	DKK3,189,000	USD476,770	04/02/2020	$7,855
Bank of America N.A.	SEK6,336,000	USD654,502	04/02/2020	14,999
Bank of America N.A.	SEK3,635,000	USD372,359	04/02/2020	5,473
Bank of Montreal	USD234,843,616	AUD383,700,050	04/02/2020	64
Bank of Montreal	USD72,176,298	DKK490,856,566	04/02/2020	—
Bank of Montreal	USD11,900,995	ILS42,099,174	04/02/2020	—
Bank of Montreal	USD449,956,878	JPY48,575,094,805	04/02/2020	—
Bank of Montreal	NOK211,378,520	USD22,318,501	04/02/2020	2,189,130
Bank of Montreal	EUR550,743,157	USD606,057,597	04/02/2020	1,754,447
Bank of Montreal	JPY204,711,000	USD1,908,277	04/02/2020	12,015
Bank of Montreal	CHF727,000	USD761,523	04/02/2020	10,140
Bank of Montreal	GBP2,902,000	USD3,657,687	04/02/2020	59,351
Bank of Montreal	CHF2,261,000	USD2,387,789	04/02/2020	50,959
Bank of Montreal	AUD2,514,000	USD1,603,100	04/02/2020	64,406
Bank of Montreal	AUD383,700,050	USD234,859,347	05/04/2020	(30,376)
Bank of Montreal	DKK490,856,566	USD72,243,221	05/04/2020	(15,740)
Bank of Montreal	ILS42,099,174	USD11,910,759	05/04/2020	(3,034)
Bank of Montreal	JPY48,575,094,805	USD450,645,652	05/07/2020	(31,358)
Barclays Bank PLC Wholesale	USD3,884,882	EUR3,636,000	04/02/2020	104,720
Barclays Bank PLC Wholesale	DKK7,810,000	USD1,159,645	04/02/2020	11,250
Barclays Bank PLC Wholesale	EUR16,874,000	USD18,721,502	04/02/2020	206,499
BNP Paribas S.A.	USD8,395,335	EUR7,603,000	04/02/2020	(52,940)
BNP Paribas S.A.	USD408,519	HKD3,168,000	04/02/2020	208
BNP Paribas S.A.	AUD7,334,000	USD4,777,702	04/02/2020	288,926
BNP Paribas S.A.	DKK9,301,000	USD1,404,997	04/02/2020	37,364
BNP Paribas S.A.	EUR20,097,000	USD22,681,177	04/02/2020	629,735
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	HKD6,290,000	USD808,989	04/02/2020	$(2,530)
Citibank N.A.	USD356,643,658	CHF345,070,571	04/02/2020	—
Citibank N.A.	USD274,532,709	GBP221,406,274	04/02/2020	45
Citibank N.A.	EUR550,743,157	USD606,059,800	04/02/2020	1,756,650
Citibank N.A.	SEK984,729,531	USD101,706,193	04/02/2020	2,315,867
Citibank N.A.	SGD66,026,299	USD47,314,570	04/02/2020	942,902
Citibank N.A.	NZD16,348,581	USD10,142,741	04/02/2020	450,483
Citibank N.A.	GBP1,665,000	USD2,043,987	04/02/2020	(20,530)
Citibank N.A.	GBP221,406,274	USD274,707,620	05/04/2020	(11,115)
Citibank N.A.	CHF345,070,571	USD357,197,424	05/05/2020	(78,430)
Goldman Sachs Bank USA	USD1,210,955	CHF1,193,000	04/02/2020	22,056
Goldman Sachs Bank USA	USD1,752,495	CHF1,682,000	04/02/2020	(14,083)
Goldman Sachs Bank USA	USD587,928	SEK6,055,000	04/02/2020	23,213
Goldman Sachs Bank USA	USD705,330	SEK6,992,000	04/02/2020	384
Goldman Sachs Bank USA	SGD1,257,000	USD902,779	04/02/2020	19,961
Goldman Sachs Bank USA	JPY636,704,000	USD6,029,774	04/02/2020	131,909
Goldman Sachs Bank USA	SEK15,517,000	USD1,593,183	04/02/2020	27,027
Goldman Sachs Bank USA	JPY365,323,000	USD3,457,529	04/02/2020	73,498
Goldman Sachs Bank USA	AUD1,442,000	USD885,972	04/02/2020	3,396
HSBC Bank USA	USD1,152,834	AUD1,870,000	04/02/2020	(8,300)
HSBC Bank USA	USD576,800,358	EUR525,678,157	04/02/2020	210
HSBC Bank USA	USD3,182,770	GBP2,773,000	04/02/2020	255,612
HSBC Bank USA	USD427,618	HKD3,320,000	04/02/2020	720
HSBC Bank USA	USD774,983	HKD6,011,000	04/02/2020	540
HSBC Bank USA	USD895,277	HKD6,941,000	04/02/2020	232
HSBC Bank USA	USD4,389,270	JPY473,643,000	04/02/2020	(1,858)
HSBC Bank USA	USD9,692,256	NZD16,348,581	04/02/2020	2
HSBC Bank USA	USD98,328,021	SEK974,204,531	04/02/2020	—
HSBC Bank USA	USD46,937,739	SGD66,832,299	04/02/2020	—
HSBC Bank USA	CHF357,801,571	USD370,432,965	04/02/2020	631,331
HSBC Bank USA	GBP238,123,774	USD304,404,574	04/02/2020	9,142,952
HSBC Bank USA	HKD18,348,000	USD2,361,913	04/02/2020	(5,296)
HSBC Bank USA	HKD15,406,000	USD1,981,920	04/02/2020	(5,720)
HSBC Bank USA	NZD16,348,581	USD9,688,986	05/04/2020	(656)
HSBC Bank USA	SEK974,204,531	USD98,396,547	05/04/2020	(3,081)
HSBC Bank USA	SGD66,832,299	USD46,956,701	05/04/2020	(4,784)
HSBC Bank USA	EUR525,678,157	USD577,504,766	05/05/2020	(27,920)
JP Morgan Chase Bank, N.A.	USD773,414	AUD1,327,000	04/02/2020	38,777
JP Morgan Chase Bank, N.A.	USD1,384,830	AUD2,403,000	04/02/2020	85,927
JP Morgan Chase Bank, N.A.	USD754,046	AUD1,266,000	04/02/2020	20,809
JP Morgan Chase Bank, N.A.	USD698,541	AUD1,138,000	04/02/2020	(2,028)
JP Morgan Chase Bank, N.A.	USD20,145,659	CHF19,457,000	04/02/2020	(36,104)
JP Morgan Chase Bank, N.A.	USD1,162,911	CHF1,139,000	04/02/2020	14,289
JP Morgan Chase Bank, N.A.	USD1,070,493	CHF1,023,000	04/02/2020	(13,183)
JP Morgan Chase Bank, N.A.	USD2,148,264	DKK14,584,000	04/02/2020	(3,811)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	USD438,225	DKK3,047,000	04/02/2020	$9,810
JP Morgan Chase Bank, N.A.	USD7,072,302	EUR6,584,000	04/02/2020	151,994
JP Morgan Chase Bank, N.A.	USD3,753,248	EUR3,470,000	04/02/2020	54,210
JP Morgan Chase Bank, N.A.	USD1,715,017	GBP1,461,000	04/02/2020	96,550
JP Morgan Chase Bank, N.A.	USD1,630,357	GBP1,313,000	04/02/2020	(2,302)
JP Morgan Chase Bank, N.A.	USD2,675,877	GBP2,158,000	04/02/2020	(64)
JP Morgan Chase Bank, N.A.	USD739,887	ILS2,579,000	04/02/2020	(10,831)
JP Morgan Chase Bank, N.A.	USD5,462,847	JPY608,425,000	04/02/2020	173,066
JP Morgan Chase Bank, N.A.	USD2,669,688	JPY288,209,000	04/02/2020	26
JP Morgan Chase Bank, N.A.	USD1,889,685	NOK17,895,000	04/02/2020	(185,561)
JP Morgan Chase Bank, N.A.	USD3,794,679	SEK36,734,000	04/02/2020	(87,058)
JP Morgan Chase Bank, N.A.	JPY1,857,068,000	USD17,740,096	04/02/2020	537,854
JP Morgan Chase Bank, N.A.	AUD6,158,000	USD3,800,415	04/02/2020	31,410
JP Morgan Chase Bank, N.A.	JPY1,559,266,000	USD14,525,406	04/02/2020	81,739
JP Morgan Chase Bank, N.A.	GBP7,107,000	USD8,769,877	04/02/2020	(42,449)
JP Morgan Chase Bank, N.A.	EUR3,953,000	USD4,414,916	04/02/2020	77,485
JP Morgan Chase Bank, N.A.	USD2,615,866	NOK27,466,000	05/04/2020	190
JP Morgan Chase Bank, N.A.	USD14,859,086	SEK147,085,000	05/04/2020	(2,751)
JP Morgan Chase Bank, N.A.	USD29,169,117	CHF28,172,000	05/05/2020	(662)
JP Morgan Chase Bank, N.A.	USD39,816,055	JPY4,291,028,000	05/07/2020	(4,137)
Morgan Stanley Bank, N.A.	USD1,683,230	AUD2,774,000	04/02/2020	14,597
Morgan Stanley Bank, N.A.	USD2,200,458	CHF2,161,000	04/02/2020	33,019
Morgan Stanley Bank, N.A.	USD2,592,160	CHF2,495,000	04/02/2020	(13,482)
Morgan Stanley Bank, N.A.	USD3,455,398	EUR3,118,000	04/02/2020	(34,171)
Morgan Stanley Bank, N.A.	USD1,781,856	GBP1,531,000	04/02/2020	116,507
Morgan Stanley Bank, N.A.	SGD1,056,000	USD746,873	04/02/2020	5,222
Morgan Stanley Bank, N.A.	CHF5,538,000	USD5,820,760	04/02/2020	97,025
Morgan Stanley Bank, N.A.	CHF1,297,000	USD1,373,126	04/02/2020	32,627
Royal Bank of Canada	USD1,336,675	HKD10,416,000	04/02/2020	7,169
Royal Bank of Canada	USD64,954,449	JPY6,994,334,000	04/02/2020	(165,101)
Royal Bank of Canada	USD6,431,171	JPY702,590,000	04/02/2020	77,004
Royal Bank of Canada	USD1,080,027	SGD1,507,000	04/02/2020	(21,629)
Royal Bank of Canada	EUR2,215,000	USD2,468,152	04/02/2020	37,743
Royal Bank of Canada	USD6,357,823	DKK43,181,000	05/04/2020	(1,151)
Royal Bank of Canada	USD14,519,980	HKD112,543,000	05/04/2020	(1,824)
Societe Generale	USD3,885,998	GBP3,202,000	04/02/2020	84,322
Societe Generale	USD468,944	SEK4,713,000	04/02/2020	6,747
Societe Generale	GBP933,000	USD1,199,586	04/02/2020	42,713
Societe Generale	AUD808,000	USD534,500	04/02/2020	39,964
Societe Generale	GBP8,464,000	USD10,889,892	04/02/2020	394,954
Standard Chartered Bank	USD274,532,708	GBP221,406,273	04/02/2020	45
Standard Chartered Bank	USD123,948,320	HKD960,711,035	04/02/2020	—
Standard Chartered Bank	USD3,057,114	JPY336,056,000	04/02/2020	55,813
Standard Chartered Bank	USD449,956,878	JPY48,575,094,805	04/02/2020	—
Standard Chartered Bank	HKD951,593,035	USD122,111,826	04/02/2020	(660,115)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	JPY51,125,542,305	USD474,751,760	04/02/2020	$1,169,783
Standard Chartered Bank	GBP238,123,773	USD304,405,525	04/02/2020	9,143,904
Standard Chartered Bank	USD89,015,510	GBP71,734,000	05/04/2020	(8,665)
Standard Chartered Bank	GBP221,406,273	USD274,712,047	05/04/2020	(6,687)
Standard Chartered Bank	HKD960,711,035	USD123,919,542	05/04/2020	(13,108)
Standard Chartered Bank	JPY48,575,094,805	USD450,641,471	05/07/2020	(35,539)
Toronto Dominion Bank	SEK18,481,000	USD1,941,149	04/02/2020	75,832
Toronto Dominion Bank	NOK3,772,000	USD390,205	04/02/2020	31,001
Toronto Dominion Bank	EUR6,890,000	USD7,696,461	04/02/2020	136,405
UBS AG	USD520,654	DKK3,519,000	04/02/2020	(3,215)
UBS AG	USD5,648,022	EUR5,125,000	04/02/2020	(24,613)
UBS AG	USD603,463	HKD4,679,000	04/02/2020	209
UBS AG	USD2,876,663	JPY320,710,000	04/02/2020	94,111
UBS AG	CHF6,596,000	USD7,031,016	04/02/2020	213,797
UBS AG	HKD3,609,000	USD464,529	04/02/2020	(1,095)
UBS AG	USD1,572,607	ILS5,554,000	05/04/2020	(861)
Westpac Banking Corp.	USD14,142,227	AUD21,919,000	04/02/2020	(726,699)
Westpac Banking Corp.	USD77,724,072	EUR70,623,000	04/02/2020	(232,957)
Westpac Banking Corp.	USD576,800,358	EUR525,678,157	04/02/2020	210
Westpac Banking Corp.	USD53,781,035	GBP42,068,000	04/02/2020	(1,618,810)
Westpac Banking Corp.	USD18,784,451	NOK197,255,520	04/02/2020	—
Westpac Banking Corp.	JPY51,125,542,305	USD474,751,760	04/02/2020	1,169,783
Westpac Banking Corp.	DKK491,706,566	USD72,415,484	04/02/2020	114,201
Westpac Banking Corp.	ILS44,678,174	USD12,814,253	04/02/2020	184,202
Westpac Banking Corp.	AUD398,141,050	USD256,878,615	04/02/2020	13,196,319
Westpac Banking Corp.	USD59,551,658	AUD97,275,000	05/04/2020	(2,805)
Westpac Banking Corp.	USD417,219	NZD704,000	05/04/2020	35
Westpac Banking Corp.	USD8,326,950	SGD11,849,000	05/04/2020	(936)
Westpac Banking Corp.	NOK197,255,520	USD18,785,524	05/04/2020	(2,487)
Westpac Banking Corp.	USD210,917,418	EUR191,974,000	05/05/2020	(6,506)
Westpac Banking Corp.	EUR525,678,157	USD577,508,972	05/05/2020	(23,714)
Total				$44,881,068
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	1,623	06/19/2020	$118,183,728	$126,537,195	$8,353,467
The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,970,265,966	$—	$—	$2,970,265,966
Short-Term Investment	81,313,442	—	—	81,313,442
TOTAL INVESTMENTS	$3,051,579,408	$—	$—	$3,051,579,408
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	49,195,930	—	49,195,930
Futures Contracts(b)	8,353,467	—	—	8,353,467
TOTAL OTHER FINANCIAL INSTRUMENTS	$8,353,467	$49,195,930	$—	$57,549,397
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,059,932,875	$49,195,930	$—	$3,109,128,805
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(4,314,862)	—	(4,314,862)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(4,314,862)	$—	$(4,314,862)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	99,822,414	$99,832,396	$172,485,664	$190,829,361	$(120,781)	$(54,476)	81,386,690	$81,313,442	$(307,806)
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.1%
AUSTRALIA — 5.8%
AGL Energy, Ltd.	168,878	$1,758,602
Alumina, Ltd.	579,490	516,761
AMP, Ltd. (a)	892,260	725,044
APA Group Stapled Security	297,145	1,876,260
Aristocrat Leisure, Ltd.	145,695	1,878,502
ASX, Ltd.	51,277	2,395,044
Aurizon Holdings, Ltd.	507,008	1,307,433
AusNet Services	539,911	564,101
Australia & New Zealand Banking Group, Ltd.	724,191	7,557,220
Bendigo & Adelaide Bank, Ltd. (b)	149,233	570,489
BHP Group PLC	545,431	8,450,246
BHP Group, Ltd.	749,477	13,529,077
BlueScope Steel, Ltd.	128,543	669,653
Boral, Ltd.	278,445	348,002
Brambles, Ltd.	401,036	2,579,342
Caltex Australia, Ltd.	61,250	822,945
Challenger, Ltd.	131,897	320,577
CIMIC Group, Ltd.	24,790	349,367
Coca-Cola Amatil, Ltd.	124,122	666,599
Cochlear, Ltd.	14,876	1,687,031
Coles Group, Ltd.	297,328	2,755,297
Commonwealth Bank of Australia	454,200	17,052,007
Computershare, Ltd.	127,081	756,977
Crown Resorts, Ltd.	91,949	424,595
CSL, Ltd.	116,373	20,990,523
Dexus REIT	281,105	1,550,047
Flight Centre Travel Group, Ltd. (b)	14,844	93,251
Fortescue Metals Group, Ltd.	352,725	2,150,860
Goodman Group REIT	423,139	3,086,088
GPT Group REIT	481,330	1,064,047
Harvey Norman Holdings, Ltd. (b)	169,194	309,127
Incitec Pivot, Ltd.	394,405	486,804
Insurance Australia Group, Ltd.	579,092	2,174,110
LendLease Group Stapled Security	151,641	946,042
Macquarie Group, Ltd.	86,276	4,572,098
Magellan Financial Group, Ltd.	32,572	859,582
Medibank Pvt, Ltd.	754,661	1,234,892
Mirvac Group REIT	962,862	1,217,245
National Australia Bank, Ltd.	744,630	7,600,450
Newcrest Mining, Ltd.	200,387	2,738,214
Oil Search, Ltd.	353,144	509,610
Orica, Ltd.	109,995	1,024,582
Origin Energy, Ltd.	450,630	1,204,941
Qantas Airways, Ltd.	178,931	346,403
QBE Insurance Group, Ltd.	329,690	1,708,838
Ramsay Health Care, Ltd.	41,132	1,439,121
REA Group, Ltd.	13,915	648,602
Santos, Ltd.	444,145	907,642
Security Description	Shares	Value
Scentre Group REIT	1,344,493	$1,281,403
SEEK, Ltd. (b)	94,567	859,891
Sonic Healthcare, Ltd.	111,593	1,668,907
South32, Ltd.	1,269,043	1,393,962
Stockland REIT	630,157	964,197
Suncorp Group, Ltd.	319,478	1,765,348
Sydney Airport Stapled Security	300,252	1,032,257
Tabcorp Holdings, Ltd.	519,729	800,343
Telstra Corp., Ltd.	1,065,564	1,990,303
TPG Telecom, Ltd.	98,984	419,459
Transurban Group Stapled Security	710,505	5,266,049
Treasury Wine Estates, Ltd.	180,891	1,117,505
Vicinity Centres REIT	761,248	473,829
Washington H Soul Pattinson & Co., Ltd.	28,102	288,949
Wesfarmers, Ltd.	287,613	6,064,355
Westpac Banking Corp.	909,040	9,290,273
WiseTech Global, Ltd. (b)	35,073	362,810
Woodside Petroleum, Ltd.	246,983	2,727,050
Woolworths Group, Ltd.	322,893	6,986,933
Worley, Ltd.	79,653	294,115
		173,472,228
AUSTRIA — 0.1%
ANDRITZ AG	17,424	543,093
Erste Group Bank AG	79,032	1,439,483
OMV AG	34,411	936,898
Raiffeisen Bank International AG	34,387	492,096
Verbund AG	15,343	550,529
Voestalpine AG	26,238	526,682
		4,488,781
BELGIUM — 0.9%
Ageas	43,311	1,795,611
Anheuser-Busch InBev SA	196,365	8,628,984
Colruyt SA	15,575	839,963
Galapagos NV (a)	11,895	2,323,943
Groupe Bruxelles Lambert SA	21,703	1,698,868
KBC Group NV	64,630	2,917,575
Proximus SADP	40,640	928,497
Solvay SA	19,925	1,428,589
Telenet Group Holding NV	14,159	422,998
UCB SA	32,204	2,741,329
Umicore SA	52,316	1,795,201
		25,521,558
CHILE — 0.0% (c)
Antofagasta PLC	94,425	900,240
CHINA — 0.1%
BeiGene, Ltd. ADR (a)	10,300	1,268,033
BOC Hong Kong Holdings, Ltd.	926,500	2,543,867
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	333,631
		4,145,531

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DENMARK — 2.1%
AP Moller - Maersk A/S Class A	1,017	$831,391
AP Moller - Maersk A/S Class B (b)	1,657	1,461,860
Carlsberg A/S Class B	26,887	3,012,822
Chr. Hansen Holding A/S	26,096	1,916,719
Coloplast A/S Class B	30,334	4,378,722
Danske Bank A/S	167,123	1,851,308
Demant A/S (a)(b)	30,915	669,987
DSV Panalpina A/S	54,280	4,912,622
Genmab A/S (a)	16,082	3,215,311
H Lundbeck A/S	20,214	590,764
ISS A/S (b)	38,781	528,071
Novo Nordisk A/S Class B	449,179	26,698,162
Novozymes A/S Class B	53,917	2,407,270
Orsted A/S (d)	46,688	4,549,340
Pandora A/S	25,242	807,273
Tryg A/S	33,722	816,960
Vestas Wind Systems A/S	47,955	3,883,701
		62,532,283
FINLAND — 1.1%
Elisa Oyj	37,469	2,300,869
Fortum Oyj (b)	115,542	1,672,184
Kone Oyj Class B	86,662	4,828,272
Metso Oyj	29,251	685,787
Neste Oyj	108,682	3,594,901
Nokia Oyj	1,436,183	4,400,582
Nokian Renkaat Oyj (b)	32,627	775,079
Nordea Bank Abp	810,322	4,551,422
Orion Oyj Class B (b)	28,432	1,151,149
Sampo Oyj Class A	113,280	3,251,254
Stora Enso Oyj Class R	149,182	1,484,007
UPM-Kymmene Oyj (b)	136,896	3,713,612
Wartsila OYJ Abp	120,166	873,011
		33,282,129
FRANCE — 10.2%
Accor SA	42,276	1,129,971
Aeroports de Paris	7,865	755,914
Air Liquide SA	121,610	15,443,692
Airbus SE	150,489	9,654,104
Alstom SA	48,182	1,979,346
Amundi SA (d)	16,165	930,506
Arkema SA	18,001	1,222,714
Atos SE	25,458	1,687,457
AXA SA	499,400	8,412,498
BioMerieux	10,343	1,164,916
BNP Paribas SA	287,561	8,352,405
Bollore SA (e)	252,490	682,660
Bollore SA (a)(e)	1,161	3,731
Bouygues SA	56,992	1,645,502
Bureau Veritas SA	73,174	1,372,184
Capgemini SE	41,292	3,432,780
Carrefour SA	159,129	2,509,952
Casino Guichard Perrachon SA (b)	13,917	529,876
Security Description	Shares	Value
Cie de Saint-Gobain	127,605	$3,046,253
Cie Generale des Etablissements Michelin SCA	43,779	3,814,733
CNP Assurances	47,490	457,470
Covivio REIT	13,660	763,226
Credit Agricole SA	288,892	2,033,698
Danone SA	158,572	10,096,340
Dassault Aviation SA	605	494,274
Dassault Systemes SE	34,213	4,969,207
Edenred	62,666	2,587,284
Eiffage SA	20,205	1,426,876
Electricite de France SA	166,682	1,296,695
Engie SA	474,174	4,830,882
EssilorLuxottica SA	73,253	7,715,912
Eurazeo SE	11,024	492,109
Eutelsat Communications SA (b)	41,976	434,113
Faurecia SE	19,469	567,164
Gecina SA REIT	11,847	1,550,957
Getlink SE	112,207	1,350,153
Hermes International	8,201	5,551,466
ICADE REIT	8,381	654,441
Iliad SA	3,166	424,383
Ingenico Group SA	15,284	1,589,444
Ipsen SA	9,549	486,973
JCDecaux SA	19,153	338,758
Kering SA	19,343	10,034,024
Klepierre SA REIT	54,142	1,026,745
Legrand SA	68,775	4,364,132
L'Oreal SA	64,052	16,492,428
LVMH Moet Hennessy Louis Vuitton SE	71,098	25,941,710
Natixis SA	221,885	702,915
Orange SA	516,355	6,219,723
Pernod Ricard SA	54,319	7,670,339
Peugeot SA	147,984	1,916,776
Publicis Groupe SA	55,765	1,585,540
Remy Cointreau SA	5,928	642,775
Renault SA	47,770	903,204
Safran SA	83,049	7,320,211
Sanofi	288,381	24,838,647
Sartorius Stedim Biotech	6,864	1,362,723
Schneider Electric SE	141,991	11,940,013
SCOR SE	41,578	910,082
SEB SA	6,268	772,352
Societe Generale SA	205,131	3,343,272
Sodexo SA	23,555	1,573,738
Suez	89,128	900,848
Teleperformance	14,830	3,055,807
Thales SA	26,547	2,187,248
TOTAL SA	616,262	23,101,065
Ubisoft Entertainment SA (a)	24,210	1,760,469
Unibail-Rodamco-Westfield	73,380	192,270
Unibail-Rodamco-Westfield REIT (b)	33,313	1,899,934
Valeo SA	61,829	1,001,159

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Veolia Environnement SA	139,941	$2,940,536
Vinci SA	131,090	10,656,402
Vivendi SA	208,323	4,382,091
Wendel SA	7,128	562,736
Worldline SA (a)(d)	33,554	1,970,253
		302,055,186
GERMANY — 7.9%
Adidas AG	46,038	10,169,336
Allianz SE	106,168	17,987,529
Aroundtown SA	317,539	1,581,285
BASF SE	234,280	10,894,608
Bayer AG	249,825	14,241,264
Bayerische Motoren Werke AG	84,524	4,292,780
Bayerische Motoren Werke AG Preference Shares	16,372	690,704
Beiersdorf AG	26,496	2,654,236
Brenntag AG	39,729	1,436,045
Carl Zeiss Meditec AG	10,275	973,379
Commerzbank AG	277,026	981,118
Continental AG	27,756	1,968,818
Covestro AG (d)	43,724	1,320,146
Daimler AG	230,250	6,841,003
Delivery Hero SE (a)(d)	30,056	2,198,521
Deutsche Bank AG	495,723	3,135,209
Deutsche Boerse AG	48,010	6,562,018
Deutsche Lufthansa AG	64,206	597,452
Deutsche Post AG	251,065	6,696,223
Deutsche Telekom AG	850,159	10,923,922
Deutsche Wohnen SE	90,521	3,413,054
E.ON SE	580,651	5,925,619
Evonik Industries AG	56,126	1,166,088
Fraport AG Frankfurt Airport Services Worldwide	10,591	424,158
Fresenius Medical Care AG & Co. KGaA	54,793	3,558,344
Fresenius SE & Co. KGaA	106,125	3,931,078
Fuchs Petrolub SE Preference Shares	19,855	704,613
GEA Group AG	40,937	841,334
Hannover Rueck SE	15,442	2,169,329
HeidelbergCement AG	37,100	1,576,906
Henkel AG & Co. KGaA Preference Shares	46,465	3,697,309
Henkel AG & Co. KGaA	26,031	1,902,387
HOCHTIEF AG	6,344	414,411
Infineon Technologies AG	316,087	4,539,580
KION Group AG	16,364	700,665
Knorr-Bremse AG	12,094	1,057,809
Lanxess AG	20,021	792,834
Merck KGaA	32,599	3,274,404
METRO AG	46,138	390,953
MTU Aero Engines AG	13,632	1,961,046
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,545	7,310,474
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	38,236	$1,590,093
Puma SE	21,755	1,271,669
RWE AG	146,978	3,824,022
SAP SE	251,321	27,915,745
Sartorius AG Preference Shares	9,431	2,243,173
Siemens AG	194,439	16,197,958
Siemens Healthineers AG (d)	40,391	1,553,378
Symrise AG	32,823	3,020,864
Telefonica Deutschland Holding AG	261,248	638,106
Thyssenkrupp AG (a)	100,059	524,328
TUI AG	110,526	482,941
Uniper SE	49,780	1,216,494
United Internet AG	23,175	670,428
Volkswagen AG	7,916	1,033,240
Volkswagen AG Preference Shares	48,123	5,515,209
Vonovia SE	132,261	6,545,425
Wirecard AG	30,158	3,380,500
Zalando SE (a)(d)	35,450	1,329,269
		234,850,833
HONG KONG — 3.5%
AIA Group, Ltd.	3,095,000	27,721,206
ASM Pacific Technology, Ltd.	81,800	758,658
Bank of East Asia, Ltd.	350,839	749,927
Budweiser Brewing Co. APAC, Ltd. (a)(d)	359,900	925,786
CK Asset Holdings, Ltd.	655,179	3,555,645
CK Hutchison Holdings, Ltd.	685,000	4,566,722
CK Infrastructure Holdings, Ltd.	182,500	966,365
CLP Holdings, Ltd.	417,000	3,820,634
Dairy Farm International Holdings, Ltd.	77,000	354,159
Galaxy Entertainment Group, Ltd.	566,000	2,981,732
Hang Lung Properties, Ltd.	556,000	1,121,463
Hang Seng Bank, Ltd.	199,800	3,404,858
Henderson Land Development Co., Ltd.	382,436	1,447,820
HK Electric Investments & HK Electric Investments, Ltd. Class SS, Stapled Security	758,490	728,378
HKT Trust & HKT, Ltd. Stapled Security	937,000	1,274,668
Hong Kong & China Gas Co., Ltd.	2,587,785	4,238,326
Hong Kong Exchanges & Clearing, Ltd.	308,505	9,244,800
Hongkong Land Holdings, Ltd.	310,500	1,161,691
Jardine Matheson Holdings, Ltd.	57,800	2,909,184
Jardine Strategic Holdings, Ltd.	58,400	1,305,161
Kerry Properties, Ltd.	146,000	381,880
Link REIT	535,600	4,515,367
Melco Resorts & Entertainment, Ltd. ADR	55,923	693,445

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MTR Corp., Ltd.	385,601	$1,983,866
New World Development Co., Ltd.	1,609,077	1,716,129
NWS Holdings, Ltd.	356,810	363,707
PCCW, Ltd.	1,072,000	587,989
Power Assets Holdings, Ltd.	361,000	2,142,049
Sands China, Ltd.	609,600	2,218,309
Sino Land Co., Ltd.	803,387	1,011,351
SJM Holdings, Ltd.	457,000	381,427
Sun Hung Kai Properties, Ltd.	404,500	5,289,709
Swire Pacific, Ltd. Class A	135,500	862,759
Swire Properties, Ltd.	280,600	784,111
Techtronic Industries Co., Ltd.	344,000	2,184,888
Vitasoy International Holdings, Ltd.	212,000	638,142
WH Group, Ltd. (d)	2,531,809	2,337,438
Wharf Real Estate Investment Co., Ltd. (b)	312,000	1,272,931
Wheelock & Co., Ltd.	221,000	1,497,839
Yue Yuen Industrial Holdings, Ltd.	212,500	324,799
		104,425,318
IRELAND — 0.6%
AerCap Holdings NV (a)	32,314	736,436
AIB Group PLC (a)	205,023	226,170
Bank of Ireland Group PLC	229,848	426,258
CRH PLC	202,793	5,456,031
Flutter Entertainment PLC	19,452	1,740,804
James Hardie Industries PLC	114,006	1,317,128
Kerry Group PLC Class A	40,960	4,728,043
Kingspan Group PLC	40,491	2,172,273
Smurfit Kappa Group PLC	57,747	1,627,491
		18,430,634
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	612,191
Bank Hapoalim BM	275,519	1,652,763
Bank Leumi Le-Israel BM	360,144	1,988,094
Check Point Software Technologies, Ltd. (a)	29,510	2,966,935
CyberArk Software, Ltd. (a)	9,300	795,708
Elbit Systems, Ltd.	6,111	792,817
Israel Chemicals, Ltd.	162,743	518,909
Israel Discount Bank, Ltd. Class A	293,896	857,943
Mizrahi Tefahot Bank, Ltd.	33,833	623,433
Nice, Ltd. (a)	15,007	2,172,430
Teva Pharmaceutical Industries, Ltd. ADR (a)	166,228	1,492,727
Teva Pharmaceutical Industries, Ltd. (a)	118,041	1,050,122
Wix.com, Ltd. (a)	11,300	1,139,266
		16,663,338
ITALY — 1.9%
Assicurazioni Generali SpA	280,282	3,776,915
Atlantia SpA	128,718	1,590,804
Security Description	Shares	Value
Davide Campari-Milano SpA	154,038	$1,099,003
Enel SpA	2,046,180	14,041,931
Eni SpA	643,355	6,360,571
Ferrari NV	30,117	4,615,307
FinecoBank Banca Fineco SpA	157,778	1,412,270
Intesa Sanpaolo SpA	3,764,578	6,060,111
Leonardo SpA	97,959	644,305
Mediobanca Banca di Credito Finanziario SpA	161,856	878,109
Moncler SpA	44,149	1,596,099
Pirelli & C SpA (d)	116,150	407,701
Poste Italiane SpA (d)	140,420	1,175,838
Prysmian SpA	65,223	1,030,233
Recordati SpA	27,399	1,148,479
Snam SpA	529,926	2,409,513
Telecom Italia SpA (a)(b)(e)	2,204,493	887,751
Telecom Italia SpA (e)	1,626,518	632,226
Terna Rete Elettrica Nazionale SpA	362,156	2,264,803
UniCredit SpA	498,769	3,839,002
		55,870,971
JAPAN — 25.6%
ABC-Mart, Inc.	8,800	438,671
Acom Co., Ltd.	91,400	369,692
Advantest Corp. (b)	50,100	1,987,533
Aeon Co., Ltd.	166,500	3,673,956
AEON Financial Service Co., Ltd.	30,100	320,310
Aeon Mall Co., Ltd.	24,100	302,963
AGC, Inc.	50,100	1,215,949
Air Water, Inc.	52,200	712,023
Aisin Seiki Co., Ltd.	44,400	1,083,077
Ajinomoto Co., Inc.	111,700	2,073,178
Alfresa Holdings Corp.	45,600	845,305
Alps Alpine Co., Ltd.	51,600	495,218
Amada Holdings Co., Ltd.	91,300	712,751
ANA Holdings, Inc.	28,500	691,602
Aozora Bank, Ltd. (b)	27,800	528,427
Asahi Group Holdings, Ltd.	92,900	3,001,966
Asahi Intecc Co., Ltd.	51,400	1,266,164
Asahi Kasei Corp.	319,200	2,227,668
Astellas Pharma, Inc.	487,700	7,484,239
Bandai Namco Holdings, Inc. (b)	52,800	2,550,769
Bank of Kyoto, Ltd. (b)	12,500	394,572
Benesse Holdings, Inc.	20,100	509,470
Bridgestone Corp.	147,500	4,497,080
Brother Industries, Ltd.	53,900	813,143
Calbee, Inc.	20,900	561,779
Canon, Inc.	252,700	5,469,532
Casio Computer Co., Ltd.	53,600	746,944
Central Japan Railway Co.	36,500	5,826,597
Chiba Bank, Ltd.	134,000	581,000
Chubu Electric Power Co., Inc.	169,900	2,388,278
Chugai Pharmaceutical Co., Ltd.	57,600	6,637,532

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Chugoku Electric Power Co., Inc. (b)	76,900	$1,068,652
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	594,854
Concordia Financial Group, Ltd.	287,400	833,183
Credit Saison Co., Ltd.	39,200	452,977
CyberAgent, Inc.	25,800	995,918
Dai Nippon Printing Co., Ltd.	58,500	1,238,237
Daicel Corp.	63,200	457,953
Daifuku Co., Ltd. (b)	27,300	1,704,029
Dai-ichi Life Holdings, Inc.	273,500	3,234,911
Daiichi Sankyo Co., Ltd.	146,300	10,007,368
Daikin Industries, Ltd.	64,000	7,694,923
Daito Trust Construction Co., Ltd.	18,300	1,692,632
Daiwa House Industry Co., Ltd.	144,800	3,563,368
Daiwa House REIT Investment Corp.	540	1,318,228
Daiwa Securities Group, Inc.	376,300	1,448,343
Denso Corp.	109,300	3,478,709
Dentsu Group, Inc.	56,000	1,077,720
Disco Corp.	7,300	1,414,578
East Japan Railway Co.	77,000	5,803,407
Eisai Co., Ltd.	65,300	4,757,499
Electric Power Development Co., Ltd.	35,600	710,644
FamilyMart Co., Ltd.	65,500	1,171,427
FANUC Corp.	50,100	6,667,987
Fast Retailing Co., Ltd.	15,000	6,096,249
Fuji Electric Co., Ltd.	30,600	683,390
FUJIFILM Holdings Corp.	93,900	4,608,917
Fujitsu, Ltd.	50,000	4,485,497
Fukuoka Financial Group, Inc.	40,900	537,382
GMO Payment Gateway, Inc.	10,800	753,907
Hakuhodo DY Holdings, Inc.	55,500	557,762
Hamamatsu Photonics KK	36,900	1,493,445
Hankyu Hanshin Holdings, Inc.	57,700	1,930,724
Hikari Tsushin, Inc.	4,900	816,665
Hino Motors, Ltd.	63,000	334,651
Hirose Electric Co., Ltd.	8,010	822,484
Hisamitsu Pharmaceutical Co., Inc.	13,200	610,095
Hitachi Chemical Co., Ltd.	25,300	1,072,312
Hitachi Construction Machinery Co., Ltd.	24,800	495,408
Hitachi High-Tech Corp.	18,800	1,383,261
Hitachi Metals, Ltd.	57,400	600,108
Hitachi, Ltd.	248,300	7,104,352
Honda Motor Co., Ltd. (b)	420,600	9,374,039
Hoshizaki Corp.	14,400	1,072,854
Hoya Corp.	97,100	8,223,674
Hulic Co., Ltd.	85,100	857,788
Idemitsu Kosan Co., Ltd.	48,540	1,103,448
IHI Corp.	34,800	403,655
Iida Group Holdings Co., Ltd.	35,900	494,203
Inpex Corp.	262,100	1,464,540
Isetan Mitsukoshi Holdings, Ltd.	80,300	464,029
Security Description	Shares	Value
Isuzu Motors, Ltd.	150,500	$992,023
ITOCHU Corp. (b)	345,200	7,115,325
Itochu Techno-Solutions Corp.	22,200	629,745
J Front Retailing Co., Ltd.	52,200	429,109
Japan Airlines Co., Ltd. (b)	28,300	518,010
Japan Airport Terminal Co., Ltd. (b)	12,400	474,656
Japan Exchange Group, Inc.	128,900	2,253,046
Japan Post Bank Co., Ltd. (b)	94,700	871,081
Japan Post Holdings Co., Ltd.	413,700	3,223,325
Japan Post Insurance Co., Ltd.	55,100	678,051
Japan Prime Realty Investment Corp. REIT	191	574,766
Japan Real Estate Investment Corp. REIT	325	1,902,833
Japan Retail Fund Investment Corp. REIT	633	716,710
Japan Tobacco, Inc.	308,700	5,687,184
JFE Holdings, Inc.	130,500	842,281
JGC Holdings Corp.	49,900	396,716
JSR Corp.	53,700	977,590
JTEKT Corp.	49,700	334,336
JXTG Holdings, Inc.	761,700	2,585,068
Kajima Corp.	116,200	1,183,010
Kakaku.com, Inc.	33,100	602,969
Kamigumi Co., Ltd.	24,000	403,496
Kansai Electric Power Co., Inc.	180,800	2,004,452
Kansai Paint Co., Ltd.	47,600	899,277
Kao Corp.	123,900	10,053,709
Kawasaki Heavy Industries, Ltd.	33,000	472,908
KDDI Corp.	450,500	13,254,128
Keihan Holdings Co., Ltd.	23,800	1,051,495
Keikyu Corp.	55,000	921,655
Keio Corp.	26,300	1,546,394
Keisei Electric Railway Co., Ltd.	33,100	952,716
Keyence Corp.	46,900	15,018,870
Kikkoman Corp. (b)	37,100	1,566,756
Kintetsu Group Holdings Co., Ltd.	44,000	2,028,304
Kirin Holdings Co., Ltd.	209,500	4,121,195
Kobayashi Pharmaceutical Co., Ltd.	13,300	1,225,627
Koito Manufacturing Co., Ltd.	27,200	910,799
Komatsu, Ltd.	241,000	3,884,668
Konami Holdings Corp. (b)	23,100	705,715
Konica Minolta, Inc.	111,800	448,633
Kose Corp.	8,700	1,072,264
Kubota Corp.	265,300	3,360,920
Kuraray Co., Ltd.	75,800	759,618
Kurita Water Industries, Ltd.	23,800	543,853
Kyocera Corp.	81,000	4,760,832
Kyowa Kirin Co., Ltd.	59,900	1,333,403
Kyushu Electric Power Co., Inc.	101,200	808,417
Kyushu Railway Co. (b)	42,600	1,218,830
Lawson, Inc.	12,000	656,054
LINE Corp. (a)	16,600	798,260
Lion Corp.	53,300	1,132,163

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LIXIL Group Corp.	68,900	$845,548
M3, Inc. (b)	110,600	3,249,389
Makita Corp.	57,800	1,756,093
Marubeni Corp.	403,800	1,996,101
Marui Group Co., Ltd.	48,700	811,445
Maruichi Steel Tube, Ltd. (b)	16,600	395,988
Mazda Motor Corp.	149,000	783,713
McDonald's Holdings Co. Japan, Ltd.	16,000	718,754
Mebuki Financial Group, Inc.	259,300	523,849
Medipal Holdings Corp.	46,300	861,712
MEIJI Holdings Co., Ltd.	28,100	1,983,407
Mercari, Inc. (a)(b)	17,200	332,712
MINEBEA MITSUMI, Inc.	90,300	1,328,459
MISUMI Group, Inc.	74,900	1,613,704
Mitsubishi Chemical Holdings Corp.	322,600	1,907,979
Mitsubishi Corp.	346,000	7,289,522
Mitsubishi Electric Corp.	469,700	5,715,098
Mitsubishi Estate Co., Ltd.	305,700	4,496,944
Mitsubishi Gas Chemical Co., Inc.	35,900	385,848
Mitsubishi Heavy Industries, Ltd.	82,800	2,078,407
Mitsubishi Materials Corp.	28,100	572,163
Mitsubishi Motors Corp. (b)	149,700	420,107
Mitsubishi UFJ Financial Group, Inc.	3,131,800	11,671,121
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,900	560,172
Mitsui & Co., Ltd.	419,200	5,796,864
Mitsui Chemicals, Inc.	51,500	965,479
Mitsui Fudosan Co., Ltd.	222,100	3,830,281
Mitsui OSK Lines, Ltd.	27,400	437,421
Mizuho Financial Group, Inc.	6,177,800	7,059,431
MonotaRO Co., Ltd.	28,800	757,906
MS&AD Insurance Group Holdings, Inc.	120,800	3,357,030
Murata Manufacturing Co., Ltd.	147,200	7,288,858
Nabtesco Corp.	31,100	708,571
Nagoya Railroad Co., Ltd.	50,400	1,411,385
NEC Corp.	65,500	2,375,565
Nexon Co., Ltd.	132,100	2,150,027
NGK Insulators, Ltd.	65,800	852,964
NGK Spark Plug Co., Ltd.	36,100	504,011
NH Foods, Ltd.	21,000	727,901
Nidec Corp.	115,800	5,943,924
Nikon Corp.	75,900	693,855
Nintendo Co., Ltd.	28,800	11,148,635
Nippon Building Fund, Inc. REIT	350	2,345,054
Nippon Express Co., Ltd.	19,100	927,965
Nippon Paint Holdings Co., Ltd.	39,000	2,021,950
Nippon Prologis REIT, Inc.	499	1,250,528
Nippon Shinyaku Co., Ltd.	11,200	873,540
Nippon Steel Corp.	205,500	1,744,768
Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	332,300	$7,915,836
Nippon Yusen KK	36,900	434,115
Nissan Chemical Corp.	33,100	1,194,017
Nissan Motor Co., Ltd.	585,900	1,952,443
Nisshin Seifun Group, Inc.	46,800	777,621
Nissin Foods Holdings Co., Ltd.	15,300	1,264,641
Nitori Holdings Co., Ltd.	21,100	2,840,112
Nitto Denko Corp.	40,000	1,769,682
Nomura Holdings, Inc.	846,300	3,557,245
Nomura Real Estate Holdings, Inc.	31,100	501,217
Nomura Real Estate Master Fund, Inc. REIT	1,068	1,353,000
Nomura Research Institute, Ltd.	86,600	1,821,943
NSK, Ltd.	92,100	583,899
NTT Data Corp.	164,800	1,571,274
NTT DOCOMO, Inc.	341,200	10,627,872
Obayashi Corp.	166,800	1,409,748
Obic Co., Ltd.	16,800	2,180,147
Odakyu Electric Railway Co., Ltd.	78,100	1,708,341
Oji Holdings Corp.	230,700	1,221,555
Olympus Corp.	298,100	4,280,081
Omron Corp.	48,500	2,497,590
Ono Pharmaceutical Co., Ltd.	98,100	2,245,400
Oracle Corp. Japan	9,900	860,067
Oriental Land Co., Ltd. (b)	51,500	6,548,147
ORIX Corp.	341,300	4,055,716
Orix JREIT, Inc.	642	841,034
Osaka Gas Co., Ltd.	96,000	1,795,472
Otsuka Corp.	27,800	1,180,407
Otsuka Holdings Co., Ltd.	99,100	3,851,320
Pan Pacific International Holdings Corp.	118,200	2,229,475
Panasonic Corp.	559,400	4,218,016
Park24 Co., Ltd.	33,500	491,878
PeptiDream, Inc. (a)	23,400	811,288
Persol Holdings Co., Ltd.	41,200	410,610
Pigeon Corp.	30,500	1,163,048
Pola Orbis Holdings, Inc.	20,800	380,873
Rakuten, Inc.	230,000	1,727,075
Recruit Holdings Co., Ltd.	349,300	8,986,923
Renesas Electronics Corp. (a)	191,400	678,111
Resona Holdings, Inc.	528,500	1,578,293
Ricoh Co., Ltd.	175,200	1,274,089
Rinnai Corp.	7,700	540,615
Rohm Co., Ltd.	25,400	1,373,276
Ryohin Keikaku Co., Ltd.	63,000	697,807
Sankyo Co., Ltd.	9,200	265,743
Santen Pharmaceutical Co., Ltd.	91,100	1,557,208
SBI Holdings, Inc.	59,200	859,128
Secom Co., Ltd.	54,400	4,481,404
Sega Sammy Holdings, Inc.	45,300	547,403
Seibu Holdings, Inc.	48,100	528,106
Seiko Epson Corp. (b)	74,900	802,934

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sekisui Chemical Co., Ltd.	94,900	$1,245,241
Sekisui House, Ltd.	155,600	2,555,939
Seven & i Holdings Co., Ltd.	193,500	6,364,861
Seven Bank, Ltd.	180,400	463,726
SG Holdings Co., Ltd.	36,900	875,400
Sharp Corp. (b)	55,600	574,858
Shimadzu Corp.	57,500	1,494,670
Shimamura Co., Ltd.	5,100	306,985
Shimano, Inc.	19,100	2,713,065
Shimizu Corp.	150,400	1,165,727
Shin-Etsu Chemical Co., Ltd.	91,000	8,908,509
Shinsei Bank, Ltd. (a)	55,700	734,796
Shionogi & Co., Ltd.	68,900	3,380,459
Shiseido Co., Ltd.	103,600	6,064,573
Shizuoka Bank, Ltd.	103,100	623,499
Showa Denko KK	31,900	651,857
SMC Corp.	14,700	6,138,333
Softbank Corp. (b)	426,400	5,410,137
SoftBank Group Corp.	398,700	14,058,707
Sohgo Security Services Co., Ltd.	19,700	952,413
Sompo Holdings, Inc.	86,800	2,664,858
Sony Corp.	326,700	19,274,517
Sony Financial Holdings, Inc.	41,600	695,752
Square Enix Holdings Co., Ltd.	22,500	1,001,199
Stanley Electric Co., Ltd.	33,600	656,897
Subaru Corp.	154,100	2,933,900
SUMCO Corp.	64,500	816,327
Sumitomo Chemical Co., Ltd.	364,100	1,071,432
Sumitomo Corp.	310,900	3,531,455
Sumitomo Dainippon Pharma Co., Ltd.	37,000	478,398
Sumitomo Electric Industries, Ltd.	192,400	2,002,184
Sumitomo Heavy Industries, Ltd.	26,400	470,454
Sumitomo Metal Mining Co., Ltd.	59,600	1,213,639
Sumitomo Mitsui Financial Group, Inc.	335,500	8,117,966
Sumitomo Mitsui Trust Holdings, Inc.	82,900	2,372,244
Sumitomo Realty & Development Co., Ltd.	82,100	1,996,719
Sumitomo Rubber Industries, Ltd.	35,100	328,374
Sundrug Co., Ltd.	16,700	533,007
Suntory Beverage & Food, Ltd.	35,700	1,343,690
Suzuken Co., Ltd.	17,400	629,657
Suzuki Motor Corp.	92,700	2,198,508
Sysmex Corp.	43,500	3,135,768
T&D Holdings, Inc.	141,700	1,144,134
Taiheiyo Cement Corp.	29,800	505,570
Taisei Corp.	49,900	1,515,791
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	495,191
Taiyo Nippon Sanso Corp.	34,900	514,361
Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	381,617	$11,573,227
TDK Corp.	32,400	2,481,286
Teijin, Ltd.	50,700	854,174
Terumo Corp.	166,500	5,681,795
THK Co., Ltd.	33,400	670,284
Tobu Railway Co., Ltd.	49,200	1,709,602
Toho Co., Ltd.	29,700	904,512
Toho Gas Co., Ltd.	17,900	803,732
Tohoku Electric Power Co., Inc.	118,000	1,129,802
Tokio Marine Holdings, Inc.	163,600	7,455,625
Tokyo Century Corp. (b)	9,800	305,429
Tokyo Electric Power Co. Holdings, Inc. (a)	374,900	1,298,985
Tokyo Electron, Ltd.	40,200	7,462,369
Tokyo Gas Co., Ltd.	96,900	2,274,183
Tokyu Corp.	127,500	1,995,608
Tokyu Fudosan Holdings Corp.	158,700	759,215
Toppan Printing Co., Ltd.	72,500	1,102,522
Toray Industries, Inc.	352,600	1,520,161
Toshiba Corp.	101,600	2,218,033
Tosoh Corp.	70,500	793,554
TOTO, Ltd.	38,000	1,248,556
Toyo Seikan Group Holdings, Ltd.	37,200	422,659
Toyo Suisan Kaisha, Ltd.	23,100	1,112,034
Toyoda Gosei Co., Ltd.	16,800	284,777
Toyota Industries Corp.	37,800	1,795,116
Toyota Motor Corp.	584,500	35,084,523
Toyota Tsusho Corp.	55,400	1,288,954
Trend Micro, Inc.	31,700	1,559,181
Tsuruha Holdings, Inc.	9,800	1,286,959
Unicharm Corp.	105,200	3,922,354
United Urban Investment Corp. REIT	802	799,174
USS Co., Ltd.	53,400	729,329
Welcia Holdings Co., Ltd.	13,200	923,162
West Japan Railway Co.	41,600	2,833,897
Yakult Honsha Co., Ltd.	29,300	1,719,188
Yamada Denki Co., Ltd.	150,400	596,661
Yamaha Corp.	35,700	1,378,058
Yamaha Motor Co., Ltd.	77,500	928,220
Yamato Holdings Co., Ltd.	84,700	1,317,835
Yamazaki Baking Co., Ltd.	30,000	622,791
Yaskawa Electric Corp.	61,800	1,673,688
Yokogawa Electric Corp.	54,700	651,756
Yokohama Rubber Co., Ltd.	29,200	360,553
Z Holdings Corp.	674,400	2,141,528
ZOZO, Inc.	31,900	426,437
		760,885,647
LUXEMBOURG — 0.2%
ArcelorMittal SA	170,046	1,597,087
Eurofins Scientific SE (b)	3,123	1,516,217
Millicom International Cellular SA SDR	26,365	731,393
SES SA	94,603	552,139

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tenaris SA	125,773	$754,879
		5,151,715
MACAU — 0.0% (c)
Wynn Macau, Ltd.	428,400	642,629
NETHERLANDS — 4.6%
ABN AMRO Bank NV (d)	108,292	874,263
Adyen NV (a)(d)	2,704	2,286,343
Aegon NV	446,111	1,108,412
Akzo Nobel NV	52,380	3,427,315
Altice Europe NV (a)	165,281	634,630
ASML Holding NV	108,994	28,585,238
EXOR NV	28,501	1,461,393
Heineken Holding NV	28,962	2,245,404
Heineken NV	67,142	5,668,743
ING Groep NV	1,009,068	5,144,074
Just Eat Takeaway (a)(d)	28,831	2,169,114
Koninklijke Ahold Delhaize NV	282,645	6,550,925
Koninklijke DSM NV	47,118	5,273,097
Koninklijke KPN NV	952,261	2,265,581
Koninklijke Philips NV	233,536	9,539,260
Koninklijke Vopak NV	17,144	895,622
NN Group NV	82,304	2,225,216
NXP Semiconductors NV	72,172	5,985,224
Prosus NV (a)	125,798	8,716,715
Randstad NV	28,901	1,014,747
Royal Dutch Shell PLC Class A	1,073,580	18,619,745
Royal Dutch Shell PLC Class B	950,127	15,909,901
Wolters Kluwer NV	70,834	4,988,239
		135,589,201
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	171,718	1,742,887
Auckland International Airport, Ltd.	231,249	684,610
Fisher & Paykel Healthcare Corp., Ltd.	147,181	2,658,263
Fletcher Building, Ltd.	197,701	408,818
Mercury NZ, Ltd.	166,846	415,053
Meridian Energy, Ltd.	305,752	725,000
Ryman Healthcare, Ltd.	94,456	569,264
Spark New Zealand, Ltd.	418,892	1,012,908
		8,216,803
NORWAY — 0.5%
Aker BP ASA	26,570	329,964
DNB ASA	238,601	2,631,772
Equinor ASA	247,660	3,056,623
Gjensidige Forsikring ASA	44,759	754,622
Mowi ASA	111,409	1,667,671
Norsk Hydro ASA	356,213	760,406
Orkla ASA	197,667	1,676,692
Schibsted ASA Class B	24,544	439,576
Telenor ASA	174,967	2,531,806
Yara International ASA	41,484	1,298,626
		15,147,758
Security Description	Shares	Value
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	651,344	$2,607,181
Galp Energia SGPS SA	117,125	1,332,601
Jeronimo Martins SGPS SA	58,599	1,052,243
		4,992,025
RUSSIA — 0.0% (c)
Evraz PLC	129,609	370,185
SINGAPORE — 1.2%
Ascendas Real Estate Investment Trust	721,230	1,425,537
CapitaLand Commercial Trust REIT	661,238	708,301
CapitaLand Mall Trust REIT	610,500	764,142
CapitaLand, Ltd.	679,300	1,358,879
City Developments, Ltd.	126,700	641,326
ComfortDelGro Corp., Ltd.	544,900	579,209
DBS Group Holdings, Ltd.	453,413	5,905,813
Genting Singapore, Ltd.	1,668,400	807,353
Jardine Cycle & Carriage, Ltd.	24,833	340,835
Keppel Corp., Ltd. (b)	385,000	1,429,424
Mapletree Commercial Trust REIT	493,800	632,224
Oversea-Chinese Banking Corp., Ltd.	849,741	5,139,481
SATS, Ltd.	171,200	379,889
Sembcorp Industries, Ltd.	242,600	265,851
Singapore Airlines, Ltd. (b)	137,500	557,149
Singapore Exchange, Ltd.	217,700	1,399,624
Singapore Press Holdings, Ltd.	397,400	512,940
Singapore Technologies Engineering, Ltd.	425,500	929,285
Singapore Telecommunications, Ltd.	2,082,400	3,705,824
Suntec Real Estate Investment Trust	529,400	462,163
United Overseas Bank, Ltd.	314,690	4,309,978
UOL Group, Ltd.	128,632	589,118
Venture Corp., Ltd.	67,800	644,734
Wilmar International, Ltd.	514,500	1,161,451
		34,650,530
SOUTH AFRICA — 0.1%
Anglo American PLC	258,633	4,524,340
SPAIN — 2.5%
ACS Actividades de Construccion y Servicios SA	66,885	1,321,489
Aena SME SA (d)	17,308	1,868,202
Amadeus IT Group SA	107,322	5,025,649
Banco Bilbao Vizcaya Argentaria SA	1,671,741	5,150,117
Banco de Sabadell SA	1,406,161	707,476
Banco Santander SA	4,229,787	10,010,363
Bankia SA	304,766	330,637
Bankinter SA	160,926	580,790
CaixaBank SA	899,730	1,656,516
Cellnex Telecom SA (d)	63,782	2,878,488

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Enagas SA	65,979	$1,294,913
Endesa SA	80,722	1,699,358
Ferrovial SA	125,429	2,962,024
Grifols SA	75,632	2,517,487
Iberdrola SA	1,565,369	15,232,460
Industria de Diseno Textil SA	273,409	7,048,724
Mapfre SA	271,207	457,718
Naturgy Energy Group SA	76,473	1,334,756
Red Electrica Corp. SA	102,890	1,839,410
Repsol SA	352,730	3,130,674
Siemens Gamesa Renewable Energy SA	65,112	955,880
Telefonica SA	1,198,327	5,425,759
		73,428,890
SWEDEN — 2.5%
Alfa Laval AB	77,504	1,324,915
Assa Abloy AB Class B	249,451	4,649,804
Atlas Copco AB Class A	171,623	5,698,467
Atlas Copco AB Class B	98,686	2,866,320
Boliden AB	71,106	1,273,681
Electrolux AB Class B	56,183	693,004
Epiroc AB Class A	170,887	1,686,033
Epiroc AB Class B	96,382	948,556
Essity AB Class B	152,264	4,657,256
Hennes & Mauritz AB Class B (b)	207,051	2,645,537
Hexagon AB Class B	67,890	2,866,351
Husqvarna AB Class B	101,271	503,023
ICA Gruppen AB	22,934	956,382
Industrivarden AB Class C	45,559	871,007
Investor AB Class B	116,342	5,240,588
Kinnevik AB Class B	58,818	957,820
L E Lundbergforetagen AB Class B	17,802	720,548
Lundin Petroleum AB	50,406	950,038
Sandvik AB	289,468	4,065,629
Securitas AB Class B	77,801	834,495
Skandinaviska Enskilda Banken AB Class A	412,398	2,757,630
Skanska AB Class B (a)(b)	86,703	1,302,812
SKF AB Class B	98,908	1,345,774
Svenska Handelsbanken AB Class A (a)	395,511	3,256,832
Swedbank AB Class A	230,549	2,538,890
Swedish Match AB (b)	44,622	2,522,619
Tele2 AB Class B	126,668	1,685,022
Telefonaktiebolaget LM Ericsson Class B	784,667	6,342,137
Telia Co. AB (b)	713,631	2,550,450
Volvo AB Class B	371,648	4,410,627
		73,122,247
SWITZERLAND — 10.7%
ABB, Ltd.	472,198	8,164,453
Adecco Group AG	37,597	1,473,837
Alcon, Inc. (a)	106,156	5,410,064
Security Description	Shares	Value
Baloise Holding AG	13,010	$1,687,285
Barry Callebaut AG	795	1,582,927
Chocoladefabriken Lindt & Spruengli AG (e)	280	2,337,906
Chocoladefabriken Lindt & Spruengli AG (e)	27	2,331,213
Cie Financiere Richemont SA	133,917	7,121,014
Clariant AG	56,099	928,851
Coca-Cola HBC AG	49,968	1,069,773
Credit Suisse Group AG	664,583	5,336,083
Dufry AG	11,203	342,028
EMS-Chemie Holding AG	2,229	1,382,911
Geberit AG	9,591	4,180,644
Givaudan SA	2,387	7,306,403
Glencore PLC	2,760,936	4,171,575
Julius Baer Group, Ltd.	54,988	1,832,345
Kuehne + Nagel International AG	13,905	1,884,261
LafargeHolcim, Ltd.	127,116	4,614,696
Lonza Group AG	19,269	7,884,430
Nestle SA	761,660	77,562,496
Novartis AG	550,294	45,161,631
Pargesa Holding SA	10,136	665,720
Partners Group Holding AG	4,909	3,343,482
Roche Holding AG	179,886	57,574,775
Schindler Holding AG (e)	10,782	2,346,547
Schindler Holding AG (e)	4,748	988,912
SGS SA	1,562	3,583,909
Sika AG	32,824	5,361,986
Sonova Holding AG	14,086	2,498,626
STMicroelectronics NV	174,883	3,740,132
Straumann Holding AG	2,651	1,928,040
Swatch Group AG (e)	7,797	1,523,326
Swatch Group AG (e)	15,563	599,373
Swiss Life Holding AG	8,610	2,874,830
Swiss Prime Site AG	19,666	1,904,110
Swiss Re AG	76,670	5,872,694
Swisscom AG (b)	6,746	3,593,498
Temenos AG	16,698	2,165,217
UBS Group AG	996,178	9,083,420
Vifor Pharma AG	12,282	1,671,504
Zurich Insurance Group AG	38,524	13,463,097
		318,550,024
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (f)	37,323	108,570
UNITED KINGDOM — 13.7%
3i Group PLC	245,281	2,372,566
Admiral Group PLC	46,985	1,291,733
Ashtead Group PLC	118,179	2,549,894
Associated British Foods PLC	89,799	2,007,987
AstraZeneca PLC	335,916	29,877,937
Auto Trader Group PLC (d)	245,873	1,326,347
AVEVA Group PLC	15,823	680,550
Aviva PLC	982,380	3,224,230

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
BAE Systems PLC	830,805	$5,328,699
Barclays PLC	4,430,586	5,026,345
Barratt Developments PLC	262,383	1,415,807
Berkeley Group Holdings PLC	32,489	1,447,589
BP PLC	5,197,922	21,279,490
British American Tobacco PLC	588,273	20,004,988
British Land Co. PLC REIT	214,286	892,066
BT Group PLC	2,184,171	3,171,520
Bunzl PLC	86,604	1,730,520
Burberry Group PLC	103,377	1,677,458
Centrica PLC	1,543,689	726,113
CNH Industrial NV	248,353	1,407,197
Coca-Cola European Partners PLC (e)	24,400	915,732
Coca-Cola European Partners PLC (e)	35,366	1,344,606
Compass Group PLC	406,360	6,320,172
Croda International PLC	33,122	1,744,412
DCC PLC	26,533	1,654,148
Diageo PLC	601,755	19,048,338
Direct Line Insurance Group PLC	364,371	1,327,907
easyJet PLC (b)	44,752	309,575
Experian PLC	234,994	6,519,491
Fiat Chrysler Automobiles NV	279,681	1,986,344
G4S PLC	393,013	446,240
GlaxoSmithKline PLC	1,278,161	23,942,106
GVC Holdings PLC	155,670	1,076,417
Halma PLC	98,739	2,314,976
Hargreaves Lansdown PLC	88,665	1,503,887
HSBC Holdings PLC	5,199,038	29,135,678
Imperial Brands PLC	242,045	4,459,292
Informa PLC	317,729	1,727,582
InterContinental Hotels Group PLC	44,129	1,874,141
Intertek Group PLC	41,291	2,408,253
ITV PLC	948,250	776,819
J Sainsbury PLC	440,863	1,138,718
JD Sports Fashion PLC	107,276	599,785
Johnson Matthey PLC	49,525	1,089,348
Kingfisher PLC	559,595	981,232
Land Securities Group PLC REIT	172,937	1,190,495
Legal & General Group PLC	1,526,103	3,599,479
Lloyds Banking Group PLC	18,054,675	7,046,276
London Stock Exchange Group PLC	80,115	7,154,347
M&G PLC (a)	631,607	877,049
Marks & Spencer Group PLC	463,710	561,153
Meggitt PLC	202,959	728,307
Melrose Industries PLC	1,227,736	1,361,940
Micro Focus International PLC ADR (b)	43,670	221,407
Micro Focus International PLC	38,878	191,515
Mondi PLC	124,129	2,091,128
National Grid PLC	896,196	10,453,270
Next PLC	34,716	1,738,645
Security Description	Shares	Value
Ocado Group PLC (a)	120,839	$1,809,480
Pearson PLC	204,658	1,398,674
Persimmon PLC	81,441	1,921,822
Prudential PLC	671,926	8,404,551
Reckitt Benckiser Group PLC	180,737	13,743,914
RELX PLC (e)	318,236	6,780,172
RELX PLC (e)	176,822	3,761,041
Rentokil Initial PLC	479,611	2,286,649
Rio Tinto PLC	287,176	13,142,005
Rio Tinto, Ltd.	96,405	4,942,108
Rolls-Royce Holdings PLC	446,476	1,883,741
Royal Bank of Scotland Group PLC	1,206,151	1,660,252
RSA Insurance Group PLC	251,345	1,309,351
Sage Group PLC	279,344	2,027,746
Schroders PLC	29,656	905,074
Segro PLC REIT	278,813	2,631,162
Severn Trent PLC	61,952	1,750,636
Smith & Nephew PLC	222,726	3,916,864
Smiths Group PLC	102,649	1,544,978
Spirax-Sarco Engineering PLC	19,566	1,960,889
SSE PLC	260,035	4,171,283
St James's Place PLC	140,494	1,309,652
Standard Chartered PLC	687,994	3,797,192
Standard Life Aberdeen PLC	598,144	1,647,903
Taylor Wimpey PLC	844,503	1,213,103
Tesco PLC	2,530,848	7,134,811
Unilever NV	376,343	18,402,978
Unilever PLC	282,673	14,230,578
United Utilities Group PLC	182,330	2,037,453
Vodafone Group PLC	6,837,951	9,443,546
Weir Group PLC	64,978	576,922
Whitbread PLC	35,450	1,311,556
Wm Morrison Supermarkets PLC	586,128	1,278,269
WPP PLC	312,089	2,118,198
		405,753,799
UNITED STATES — 0.2%
Carnival PLC	39,049	465,276
Ferguson PLC	57,571	3,553,594
QIAGEN NV (a)	58,454	2,348,117
		6,366,987
TOTAL COMMON STOCKS (Cost $3,299,575,234)		2,884,140,380

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	41,123,226	41,086,216

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	37,815,108	$37,815,108
TOTAL SHORT-TERM INVESTMENTS (Cost $78,911,614)		78,901,324
TOTAL INVESTMENTS — 99.8% (Cost $3,378,486,848)		2,963,041,704
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		7,234,413
NET ASSETS — 100.0%		$2,970,276,117
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $108,570, representing less than 0.05% of the Portfolio's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE (long)	1,170	06/19/2020	$83,558,407	$91,219,050	$7,660,643
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$41,550,138	$2,842,481,672	$108,570	$2,884,140,380
Short-Term Investments	78,901,324	—	—	78,901,324
TOTAL INVESTMENTS	$120,451,462	$2,842,481,672	$108,570	$2,963,041,704
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	7,660,643	—	—	7,660,643
TOTAL OTHER FINANCIAL INSTRUMENTS:	$7,660,643	$—	$—	$7,660,643
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$128,112,105	$2,842,481,672	$108,570	$2,970,702,347
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	18,248,665	$18,250,489	$160,898,731	$138,015,317	$(36,788)	$(10,899)	41,123,226	$41,086,216	$147,053
State Street Navigator Securities Lending Portfolio II	18,362,622	18,362,622	114,610,019	95,157,533	—	—	37,815,108	37,815,108	60,444
Total		$36,613,111	$275,508,750	$233,172,850	$(36,788)	$(10,899)		$78,901,324	$207,497
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.5% (a)
DOMESTIC EQUITY — 18.8%
State Street Equity 500 Index II Portfolio	5,227,678	$63,516,280
State Street Small/Mid Cap Equity Index Portfolio	1,291,043	11,851,778
		75,368,058
DOMESTIC FIXED INCOME — 47.1%
SPDR Bloomberg Barclays High Yield Bond ETF	301,481	28,562,310
SPDR Portfolio Short Term Corporate Bond ETF	531,403	16,074,941
SPDR Portfolio Short Term Treasury ETF (b)	2,063,864	63,401,902
State Street Aggregate Bond Index Portfolio	7,661,272	80,673,200
		188,712,353
INFLATION LINKED — 18.0%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	3,660,574	71,859,630
INTERNATIONAL EQUITY — 11.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,799,625	46,570,987
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	557,737	20,078,532
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $411,221,397)		402,589,560
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	2,165,555	2,165,555
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	1,683,125	$1,683,125
TOTAL SHORT-TERM INVESTMENTS (Cost $3,848,680)		$3,848,680
TOTAL INVESTMENTS—101.4% (Cost $415,070,077)		406,438,240
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.4)%		(5,754,902)
NET ASSETS—100.0%		$400,683,338
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$402,589,560	$—	$—	$402,589,560
Short-Term Investments	3,848,680	—	—	3,848,680
TOTAL INVESTMENTS	$406,438,240	$—	$—	$406,438,240
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,011,577	$39,447,025	$38,109,994	$6,772,283	$145,420	$929,474	3,660,574	$71,859,630	$21,815
SPDR Bloomberg Barclays High Yield Bond ETF	140,001	15,335,709	16,141,927	316,351	(9,981)	(2,588,994)	301,481	28,562,310	134,674
SPDR Dow Jones Global Real Estate ETF	213,856	11,017,861	13,671,554	344,746	798	(4,266,935)	557,737	20,078,532	81,701
SPDR Portfolio Short Term Corporate Bond ETF	284,632	8,778,051	9,046,503	1,803,709	(24,423)	78,519	531,403	16,074,941	36,438
SPDR Portfolio Short Term Treasury ETF	1,156,208	34,639,992	34,571,174	7,219,653	209,734	1,200,655	2,063,864	63,401,902	102,666
State Street Aggregate Bond Index Portfolio	4,270,245	43,770,015	43,526,767	9,764,407	436,447	2,704,378	7,661,272	80,673,200	208,269
State Street Equity 500 Index II Portfolio	2,433,925	36,776,602	34,922,211	1,807,291	(25,184)	(6,350,058)	5,227,678	63,516,280	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,074,612	22,115,361	32,552,672	707,811	(136,292)	(7,252,943)	5,799,625	46,570,987	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	885,816	885,816	13,946,989	12,667,250	—	—	2,165,555	2,165,555	2,776
State Street Navigator Securities Lending Portfolio II	—	—	173,599,530	171,916,405	—	—	1,683,125	1,683,125	37,353
State Street Small/Mid Cap Equity Index Portfolio	544,010	6,925,254	7,341,421	99,999	(1,714)	(2,313,184)	1,291,043	11,851,778	—
Total		$219,691,686	$417,430,742	$213,419,905	$594,805	$(17,859,088)		$406,438,240	$625,692
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 25.9%
State Street Equity 500 Index II Portfolio	11,543,349	$140,251,689
State Street Small/Mid Cap Equity Index Portfolio	3,215,107	29,514,685
		169,766,374
DOMESTIC FIXED INCOME — 34.9%
SPDR Bloomberg Barclays High Yield Bond ETF	492,085	46,620,133
SPDR Portfolio Short Term Corporate Bond ETF	316,818	9,583,744
SPDR Portfolio Short Term Treasury ETF	1,190,316	36,566,508
State Street Aggregate Bond Index Portfolio	12,853,556	135,347,942
		228,118,327
INFLATION LINKED — 17.7%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	5,906,479	115,948,318
INTERNATIONAL EQUITY — 16.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13,235,803	106,283,497
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	910,831	32,789,916
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $695,642,873)		652,906,432
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	1,424,816	1,424,816
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	6,195,718	$6,195,718
TOTAL SHORT-TERM INVESTMENTS (Cost $7,620,534)		$7,620,534
TOTAL INVESTMENTS—100.9% (Cost $703,263,407)		660,526,966
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9)%		(5,705,749)
NET ASSETS—100.0%		$654,821,217
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$652,906,432	$—	$—	$652,906,432
Short-Term Investments	7,620,534	—	—	7,620,534
TOTAL INVESTMENTS	$660,526,966	$—	$—	$660,526,966
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,242,468	$142,024,798	$2,035,456	$28,370,612	$453,812	$(195,136)	5,906,479	$115,948,318	$77,786
SPDR Bloomberg Barclays High Yield Bond ETF	504,405	55,252,524	3,233,010	4,599,378	(419,815)	(6,846,208)	492,085	46,620,133	478,729
SPDR Dow Jones Global Real Estate ETF	770,441	39,693,119	6,684,899	2,269,015	(192,120)	(11,126,967)	910,831	32,789,916	206,270
SPDR Portfolio Short Term Corporate Bond ETF	127,963	3,946,379	6,216,497	589,996	6,400	4,464	316,818	9,583,744	16,068
SPDR Portfolio Short Term Treasury ETF	474,514	14,216,439	23,408,243	1,424,310	19,285	346,851	1,190,316	36,566,508	41,452
State Street Aggregate Bond Index Portfolio	19,207,489	196,876,757	4,540,538	70,763,386	2,768,617	1,925,416	12,853,556	135,347,942	927,704
State Street Equity 500 Index II Portfolio	11,935,738	180,349,008	6,498,997	12,217,318	169,691	(34,548,689)	11,543,349	140,251,689	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	11,138,131	118,732,478	21,532,894	5,575,544	(772,048)	(27,634,283)	13,235,803	106,283,497	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,011,720	2,011,720	35,203,667	35,790,571	—	—	1,424,816	1,424,816	7,132
State Street Navigator Securities Lending Portfolio II	4,036,500	4,036,500	217,611,478	215,452,260	—	—	6,195,718	6,195,718	90,606
State Street Small/Mid Cap Equity Index Portfolio	2,766,643	35,219,362	5,080,000	1,225,001	(89,180)	(9,470,496)	3,215,107	29,514,685	—
Total		$792,359,084	$332,045,679	$378,277,391	$1,944,642	$(87,545,048)		$660,526,966	$1,845,747
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 33.8%
State Street Equity 500 Index II Portfolio	19,471,978	$236,584,527
State Street Small/Mid Cap Equity Index Portfolio	6,172,527	56,663,799
		293,248,326
DOMESTIC FIXED INCOME — 30.3%
SPDR Bloomberg Barclays High Yield Bond ETF	574,237	54,403,213
SPDR Portfolio Long Term Treasury ETF	857,553	40,510,804
SPDR Portfolio Short Term Corporate Bond ETF	14,875	449,969
State Street Aggregate Bond Index Portfolio	15,882,402	167,241,690
		262,605,676
INFLATION LINKED — 9.8%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,308,204	84,573,060
INTERNATIONAL EQUITY — 23.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	24,984,473	200,625,321
REAL ESTATE — 2.5%
SPDR Dow Jones Global Real Estate ETF	611,348	22,008,528
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $938,395,488)		863,060,911
Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $3,956,140)	3,956,140	$3,956,140
TOTAL INVESTMENTS—100.1% (Cost $942,351,628)		867,017,051
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(771,151)
NET ASSETS—100.0%		$866,245,900
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$863,060,911	$—	$—	$863,060,911
Short-Term Investment	3,956,140	—	—	3,956,140
TOTAL INVESTMENTS	$867,017,051	$—	$—	$867,017,051
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$—	$85,323,015	$—	$—	$(749,955)	4,308,204	$84,573,060	$—
SPDR Bloomberg Barclays High Yield Bond ETF	571,127	62,561,251	7,031,046	6,772,380	(505,697)	(7,911,007)	574,237	54,403,213	554,973
SPDR Dow Jones Global Real Estate ETF	508,118	26,178,239	5,029,506	1,484,489	(340,061)	(7,374,667)	611,348	22,008,528	141,711
SPDR Portfolio Long Term Treasury ETF	1,273,299	49,493,132	4,311,399	24,059,119	5,996,272	4,769,120	857,553	40,510,804	186,742
SPDR Portfolio Short Term Corporate Bond ETF	—	—	443,901	—	—	6,068	14,875	449,969	—
SPDR Portfolio TIPS ETF	3,656,543	104,394,303	4,829,071	111,995,605	5,222,507	(2,450,276)	—	—	—
State Street Aggregate Bond Index Portfolio	19,295,451	197,778,370	11,476,746	47,148,881	1,885,984	3,249,471	15,882,402	167,241,690	950,840
State Street Equity 500 Index II Portfolio	20,206,795	305,324,680	20,193,186	29,449,735	(733,317)	(58,750,287)	19,471,978	236,584,527	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	20,861,867	222,387,502	37,543,629	4,901,062	(258,637)	(54,146,111)	24,984,473	200,625,321	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,868,313	7,868,313	66,184,374	70,096,547	—	—	3,956,140	3,956,140	11,730
State Street Navigator Securities Lending Portfolio II	—	—	199,428,035	199,428,035	—	—	—	—	90,280
State Street Small/Mid Cap Equity Index Portfolio	5,670,365	72,183,742	6,180,000	1,600,000	80,797	(20,180,740)	6,172,527	56,663,799	—
Total		$1,048,169,532	$447,973,908	$496,935,853	$11,347,848	$(143,538,384)		$867,017,051	$1,936,276
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 40.0%
State Street Equity 500 Index II Portfolio	23,529,506	$285,883,499
State Street Small/Mid Cap Equity Index Portfolio	8,453,401	77,602,223
		363,485,722
DOMESTIC FIXED INCOME — 29.9%
SPDR Bloomberg Barclays High Yield Bond ETF	450,869	42,715,329
SPDR Portfolio Long Term Treasury ETF	1,815,257	85,752,741
State Street Aggregate Bond Index Portfolio	13,545,651	142,635,700
		271,103,770
INFLATION LINKED — 0.5%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	205,855	4,041,078
INTERNATIONAL EQUITY — 29.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	33,055,499	265,435,657
REAL ESTATE — 0.1%
SPDR Dow Jones Global Real Estate ETF (b)	31,870	1,147,320
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $985,995,089)		905,213,547
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	3,743,352	3,743,352
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e)(f)	438,507	$438,507
TOTAL SHORT-TERM INVESTMENTS (Cost $4,181,859)		$4,181,859
TOTAL INVESTMENTS—100.2% (Cost $990,176,948)		909,395,406
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(1,495,327)
NET ASSETS—100.0%		$907,900,079
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$905,213,547	$—	$—	$905,213,547
Short-Term Investments	4,181,859	—	—	4,181,859
TOTAL INVESTMENTS	$909,395,406	$—	$—	$909,395,406
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	—	$—	$5,380,989	$1,294,861	$(3,151)	$(41,899)	205,855	$4,041,078	$—
SPDR Bloomberg Barclays High Yield Bond ETF	404,416	44,299,729	8,315,516	4,122,862	(383,341)	(5,393,713)	450,869	42,715,329	392,875
SPDR Dow Jones Global Real Estate ETF	—	—	1,109,236	—	—	38,084	31,870	1,147,320	—
SPDR Portfolio Long Term Treasury ETF	2,691,017	104,599,831	7,428,072	49,082,730	12,530,113	10,277,455	1,815,257	85,752,741	395,597
SPDR Portfolio TIPS ETF	1,099,008	31,376,678	1,097,106	33,297,010	1,498,935	(675,709)	—	—	—
State Street Aggregate Bond Index Portfolio	14,212,438	145,677,484	8,807,462	15,790,000	592,304	3,348,450	13,545,651	142,635,700	702,314
State Street Equity 500 Index II Portfolio	24,144,263	364,819,813	22,313,864	30,201,136	(94,266)	(70,954,776)	23,529,506	285,883,499	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	26,713,912	284,770,304	55,696,875	5,119,287	347,768	(70,260,003)	33,055,499	265,435,657	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,267,668	5,267,668	68,119,606	69,643,922	—	—	3,743,352	3,743,352	13,979
State Street Navigator Securities Lending Portfolio II	212,325	212,325	208,017,793	207,791,611	—	—	438,507	438,507	77,991
State Street Small/Mid Cap Equity Index Portfolio	7,955,106	101,268,501	7,240,000	2,600,000	(351,038)	(27,955,240)	8,453,401	77,602,223	—
Total		$1,082,292,333	$393,526,519	$418,943,419	$14,137,324	$(161,617,351)		$909,395,406	$1,582,756
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 44.5%
State Street Equity 500 Index II Portfolio	21,743,541	$264,184,022
State Street Small/Mid Cap Equity Index Portfolio	8,922,287	81,906,599
		346,090,621
DOMESTIC FIXED INCOME — 22.8%
SPDR Bloomberg Barclays High Yield Bond ETF	151,813	14,382,764
SPDR Portfolio Long Term Treasury ETF	1,594,665	75,331,975
State Street Aggregate Bond Index Portfolio	8,317,425	87,582,489
		177,297,228
INTERNATIONAL EQUITY — 32.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31,388,097	252,046,415
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $858,452,514)		775,434,264
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $2,398,555)	2,398,555	2,398,555
TOTAL INVESTMENTS—100.0% (Cost $860,851,069)		777,832,819
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.0)%(d)		(23,272)
NET ASSETS—100.0%		$777,809,547

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$775,434,264	$—	$—	$775,434,264
Short-Term Investment	2,398,555	—	—	2,398,555
TOTAL INVESTMENTS	$777,832,819	$—	$—	$777,832,819
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	95,734	$10,486,702	$8,804,528	$3,681,915	$(186,136)	$(1,040,415)	151,813	$14,382,764	$94,405
SPDR Portfolio Long Term Treasury ETF	2,273,624	88,375,765	7,552,067	40,136,297	10,427,682	9,112,758	1,594,665	75,331,975	339,542
SPDR Portfolio TIPS ETF	271,623	7,754,837	260,508	8,236,280	302,276	(81,341)	—	—	—
State Street Aggregate Bond Index Portfolio	9,773,612	100,179,518	7,120,498	22,299,191	865,465	1,716,199	8,317,425	87,582,489	490,498
State Street Equity 500 Index II Portfolio	21,863,367	330,355,480	23,701,145	24,235,417	(837,381)	(64,799,805)	21,743,541	264,184,022	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	25,129,154	267,876,782	52,042,228	1,265,083	108,179	(66,715,691)	31,388,097	252,046,415	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,473,779	7,473,779	54,714,113	59,789,337	—	—	2,398,554	2,398,555	12,373
State Street Navigator Securities Lending Portfolio II	—	—	77,720,307	77,720,307	—	—	—	—	30,629
State Street Small/Mid Cap Equity Index Portfolio	8,217,694	104,611,247	8,590,000	1,630,001	(234,238)	(29,430,409)	8,922,287	81,906,599	—
Total		$917,114,110	$240,505,394	$238,993,828	$10,445,847	$(151,238,704)		$777,832,819	$967,447
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 48.0%
State Street Equity 500 Index II Portfolio	19,534,258	$237,341,237
State Street Small/Mid Cap Equity Index Portfolio	9,220,026	84,639,834
		321,981,071
DOMESTIC FIXED INCOME — 16.6%
SPDR Portfolio Long Term Treasury ETF	1,345,848	63,577,860
State Street Aggregate Bond Index Portfolio	4,565,580	48,075,560
		111,653,420
INTERNATIONAL EQUITY — 35.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29,296,205	235,248,524
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $749,438,951)		668,883,015
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $1,629,480)	1,629,479	1,629,479
TOTAL INVESTMENTS—99.8% (Cost $751,068,431)		670,512,494
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		1,213,193
NET ASSETS—100.0%		$671,725,687

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$668,883,015	$—	$—	$668,883,015
Short-Term Investment	1,629,479	—	—	1,629,479
TOTAL INVESTMENTS	$670,512,494	$—	$—	$670,512,494
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,951,123	$75,840,151	$8,443,818	$37,466,584	$9,333,551	$7,426,923	1,345,848	$63,577,859	$291,164
State Street Aggregate Bond Index Portfolio	5,348,069	54,817,705	4,293,847	12,470,001	501,481	932,528	4,565,580	48,075,560	267,892
State Street Equity 500 Index II Portfolio	19,446,130	293,831,019	22,496,512	20,859,224	56,790	(58,183,860)	19,534,258	237,341,237	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	23,335,005	248,751,155	49,586,234	1,133,200	193,050	(62,148,715)	29,296,205	235,248,524	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,517,621	4,517,621	58,465,553	61,353,695	—	—	1,629,479	1,629,479	11,083
State Street Navigator Securities Lending Portfolio II	—	—	73,877,250	73,877,250	—	—	—	—	728
State Street Small/Mid Cap Equity Index Portfolio	8,471,002	107,835,854	9,060,000	1,719,999	(70,073)	(30,465,948)	9,220,026	84,639,834	—
Total		$785,593,505	$226,223,214	$208,879,953	$10,014,799	$(142,439,072)		$670,512,493	$570,867
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.0%
State Street Equity 500 Index II Portfolio	15,241,748	$185,187,234
State Street Small/Mid Cap Equity Index Portfolio	8,331,897	76,486,820
		261,674,054
DOMESTIC FIXED INCOME — 11.6%
SPDR Portfolio Long Term Treasury ETF	1,020,189	48,193,728
State Street Aggregate Bond Index Portfolio	1,084,744	11,422,348
		59,616,076
INTERNATIONAL EQUITY — 37.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23,729,330	190,546,522
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $582,870,807)		511,836,652
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $1,497,986)	1,497,986	1,497,986
TOTAL INVESTMENTS—100.1% (Cost $584,368,793)		513,334,638
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(345,173)
NET ASSETS—100.0%		$512,989,465

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$511,836,652	$—	$—	$511,836,652
Short-Term Investment	1,497,986	—	—	1,497,986
TOTAL INVESTMENTS	$513,334,638	$—	$—	$513,334,638
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,472,359	$57,230,594	$8,212,899	$29,997,909	$7,852,140	$4,896,004	1,020,189	$48,193,728	$221,420
State Street Aggregate Bond Index Portfolio	1,151,918	11,807,156	1,398,205	2,110,001	138,598	188,390	1,084,743	11,422,348	58,205
State Street Equity 500 Index II Portfolio	14,904,611	225,208,677	23,850,649	19,615,855	(961,620)	(43,294,617)	15,241,748	185,187,234	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	18,711,759	199,467,354	41,747,018	1,142,261	78,019	(49,603,608)	23,729,330	190,546,522	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,825,017	4,825,017	61,719,432	65,046,463	—	—	1,497,986	1,497,986	9,291
State Street Navigator Securities Lending Portfolio II	—	—	51,171,566	51,171,566	—	—	—	—	1,588
State Street Small/Mid Cap Equity Index Portfolio	7,509,057	95,590,294	10,500,000	2,570,000	(472,581)	(26,560,893)	8,331,898	76,486,820	—
Total		$594,129,092	$198,599,769	$171,654,055	$6,634,556	$(114,374,724)		$513,334,638	$290,504
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	9,964,418	$121,067,677
State Street Small/Mid Cap Equity Index Portfolio	5,839,512	53,606,721
		174,674,398
DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	677,000	31,981,480
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	15,914,998	127,797,432
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $384,981,777)		334,453,310
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $1,360,632)	1,360,632	1,360,632
TOTAL INVESTMENTS—100.2% (Cost $386,342,409)		335,813,942
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.2)%		(588,531)
NET ASSETS—100.0%		$335,225,411

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$334,453,310	$—	$—	$334,453,310
Short-Term Investment	1,360,632	—	—	1,360,632
TOTAL INVESTMENTS	$335,813,942	$—	$—	$335,813,942
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	955,477	$37,139,391	$6,884,782	$20,441,098	$5,280,128	$3,118,277	677,000	$31,981,480	$145,843
State Street Equity 500 Index II Portfolio	9,736,522	147,118,844	16,916,004	13,015,343	(658,659)	(29,293,169)	9,964,418	121,067,677	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,427,071	132,472,577	29,862,995	780,000	(3,749)	(33,754,391)	15,914,998	127,797,432	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,553,827	3,553,827	39,961,945	42,155,140	—	—	1,360,632	1,360,632	7,604
State Street Navigator Securities Lending Portfolio II	—	—	68,731,046	68,731,046	—	—	—	—	2,145
State Street Small/Mid Cap Equity Index Portfolio	5,154,800	65,620,603	8,010,000	980,000	(112,330)	(18,931,552)	5,839,512	53,606,721	—
Total		$385,905,242	$170,366,772	$146,102,627	$4,505,390	$(78,860,835)		$335,813,942	$155,592
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 52.4%
State Street Equity 500 Index II Portfolio	5,138,121	$62,428,161
State Street Small/Mid Cap Equity Index Portfolio	3,003,818	27,575,050
		90,003,211
DOMESTIC FIXED INCOME — 9.3%
SPDR Portfolio Long Term Treasury ETF	339,551	16,040,390
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,128,962	65,275,566
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $198,598,755)		171,319,167
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $1,047,255)	1,047,255	1,047,255
TOTAL INVESTMENTS—100.3% (Cost $199,646,010)		172,366,422
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(492,436)
NET ASSETS—100.0%		$171,873,986

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$171,319,167	$—	$—	$171,319,167
Short-Term Investment	1,047,255	—	—	1,047,255
TOTAL INVESTMENTS	$172,366,422	$—	$—	$172,366,422
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	490,948	$19,083,149	$4,714,001	$12,128,561	$3,080,052	$1,291,748	339,551	$16,040,389	$75,921
State Street Equity 500 Index II Portfolio	5,004,159	75,612,849	10,755,377	8,254,524	(585,661)	(15,099,880)	5,138,120	62,428,161	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,386,689	68,082,107	15,288,055	365,058	(4,561)	(17,724,977)	8,128,962	65,275,566	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,338,809	2,338,809	21,842,423	23,133,977	—	—	1,047,255	1,047,255	4,753
State Street Navigator Securities Lending Portfolio II	—	—	8,074,875	8,074,875	—	—	—	—	311
State Street Small/Mid Cap Equity Index Portfolio	2,649,033	33,722,194	5,210,000	1,360,001	(354,162)	(9,642,982)	3,003,818	27,575,049	—
Total		$198,839,108	$65,884,731	$53,316,996	$2,135,668	$(41,176,091)		$172,366,420	$80,985
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.8% (a)
DOMESTIC EQUITY — 52.6%
State Street Equity 500 Index II Portfolio	2,002,183	$24,326,529
State Street Small/Mid Cap Equity Index Portfolio	1,172,802	10,766,320
		35,092,849
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Long Term Treasury ETF (b)	139,263	6,578,784
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,176,383	25,506,353
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $78,503,886)		67,177,986
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c)(d)	1,563,733	1,563,733
State Street Navigator Securities Lending Portfolio II (e)(f)	2,439,550	2,439,550
TOTAL SHORT-TERM INVESTMENTS (Cost $4,003,283)		$4,003,283
TOTAL INVESTMENTS—106.8% (Cost $82,507,169)		71,181,269
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.8)%		(4,537,435)
NET ASSETS—100.0%		$66,643,834

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$67,177,986	$—	$—	$67,177,986
Short-Term Investments	4,003,283	—	—	4,003,283
TOTAL INVESTMENTS	$71,181,269	$—	$—	$71,181,269
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	185,180	$7,197,947	$3,472,933	$5,805,147	$1,298,203	$414,848	139,263	$6,578,784	$30,022
State Street Equity 500 Index II Portfolio	1,886,325	28,502,371	6,315,345	4,236,791	(385,394)	(5,869,002)	2,002,183	24,326,529	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,410,723	25,698,310	7,436,495	518,000	(173,447)	(6,937,005)	3,176,383	25,506,353	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	628,414	628,414	11,427,988	10,492,669	—	—	1,563,733	1,563,733	2,518
State Street Navigator Securities Lending Portfolio II	—	—	20,577,788	18,138,238	—	—	2,439,550	2,439,550	902
State Street Small/Mid Cap Equity Index Portfolio	997,941	12,703,782	2,990,000	932,000	(284,648)	(3,710,814)	1,172,802	10,766,320	—
Total		$74,730,824	$52,220,549	$40,122,845	$454,714	$(16,101,973)		$71,181,269	$33,442
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.6%
State Street Equity 500 Index II Portfolio	5,797	$70,431
State Street Small/Mid Cap Equity Index Portfolio	3,442	31,600
		102,031
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	409	19,321
INTERNATIONAL EQUITY — 38.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	9,468	76,027
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $199,729)		197,379
SHORT-TERM INVESTMENT — 10.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b)(c) (Cost $20,000)	20,000	20,000
TOTAL INVESTMENTS—110.0% (Cost $219,729)		217,379
LIABILITIES IN EXCESS OF OTHER ASSETS—(10.0)%		(19,730)
NET ASSETS—100.0%		$197,649

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$197,379	$—	$—	$197,379
Short-Term Investment	20,000	—	—	20,000
TOTAL INVESTMENTS	$217,379	$—	$—	$217,379
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Portfolio Long Term Treasury ETF	—	$—	$19,728	$—	$—	$(407)	409	$19,321	$—
State Street Equity 500 Index II Portfolio	—	—	71,590	—	—	(1,159)	5,797	70,431	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	76,500	—	—	(473)	9,468	76,027	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	200,000	180,000	—	—	20,000	20,000	—
State Street Small/Mid Cap Equity Index Portfolio	—	—	31,910	—	—	(310)	3,442	31,600	—
Total		$—	$399,728	$180,000	$—	$(2,349)		$217,379	$—
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.5%
CHINA — 15.0%
China Construction Bank Corp. Class H	49,000	$39,839
CITIC Securities Co., Ltd. Class H	23,500	42,624
Dali Foods Group Co., Ltd. (a)	71,000	49,252
Haitian International Holdings, Ltd.	24,000	44,526
Zhuzhou CRRC Times Electric Co., Ltd. Class H	12,100	35,853
		212,094
FRANCE — 13.7%
BNP Paribas SA	1,362	39,560
Dassault Aviation SA	48	39,215
Ipsen SA	765	39,013
Sanofi	466	40,137
Societe Generale SA	2,199	35,840
		193,765
GERMANY — 2.5%
Bayerische Motoren Werke AG	706	35,856
HONG KONG — 6.2%
Shanghai Industrial Holdings, Ltd.	28,000	41,950
WH Group, Ltd. (a)	48,500	44,776
		86,726
HUNGARY — 3.0%
Richter Gedeon Nyrt	2,271	42,615
JAPAN — 17.8%
KDDI Corp.	1,500	44,132
Mitsubishi UFJ Financial Group, Inc.	10,700	39,875
Ono Pharmaceutical Co., Ltd.	2,200	50,356
Sumitomo Mitsui Financial Group, Inc.	1,400	33,875
Sumitomo Mitsui Trust Holdings, Inc.	1,400	40,062
Zeon Corp.	5,700	42,499
		250,799
MEXICO — 2.8%
Fresnillo PLC	4,773	39,146
NETHERLANDS — 2.6%
Boskalis Westminster	2,038	36,924
SOUTH KOREA — 8.4%
Hyundai Motor Co.	484	34,868
KT&G Corp.	701	42,920
Samsung Electronics Co., Ltd. Preference Shares	1,231	40,116
		117,904
Security Description	Shares	Value
SPAIN — 5.4%
Banco Bilbao Vizcaya Argentaria SA	11,504	$35,441
Siemens Gamesa Renewable Energy SA	2,751	40,386
		75,827
SWITZERLAND — 9.3%
ABB, Ltd.	2,314	40,010
Credit Suisse Group AG	5,784	46,441
LafargeHolcim, Ltd.	1,267	45,410
		131,861
TAIWAN — 2.7%
Catcher Technology Co., Ltd.	6,000	38,381
UNITED STATES — 3.1%
Newmont Goldcorp Corp.	976	43,172
TOTAL COMMON STOCKS (Cost $1,583,945)		1,305,070

SHORT-TERM INVESTMENT — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $93,505)	93,505	93,505
TOTAL INVESTMENTS — 99.1% (Cost $1,677,450)		1,398,575
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		12,814
NET ASSETS — 100.0%		$1,411,389
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.7% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,172	$1,261,898	$—	$1,305,070
Short-Term Investment	93,505	—	—	93,505
TOTAL INVESTMENTS	$136,677	$1,261,898	$—	$1,398,575
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,937	$11,937	$206,948	$125,380	$—	$—	93,505	$93,505	$185
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.0%
CHINA — 93.2%
Alibaba Group Holding, Ltd. ADR (a)	4,803	$934,087
ANTA Sports Products, Ltd.	13,000	94,360
Baidu, Inc. ADR (a)	750	75,593
Bank of China, Ltd. Class H	71,000	27,034
BeiGene, Ltd. ADR (a)	200	24,622
Centre Testing International Group Co., Ltd. Class A	27,000	57,883
China Construction Bank Corp. Class H	243,000	197,569
China Merchants Bank Co., Ltd. Class H	43,100	192,866
China Petroleum & Chemical Corp. Class H	23,508	11,489
China Vanke Co., Ltd. Class H	20,800	67,759
CNOOC, Ltd.	56,000	58,208
Country Garden Holdings Co., Ltd.	43,000	51,419
Gree Electric Appliances, Inc. of Zhuhai Class A	12,600	91,829
Industrial & Commercial Bank of China, Ltd. Class H	184,000	125,551
JD.com, Inc. ADR (a)	9,177	371,668
Jiangsu Hengrui Medicine Co., Ltd. Class A	7,000	89,916
Kweichow Moutai Co., Ltd. Class A	1,700	264,375
Longfor Group Holdings, Ltd. (b)	30,000	144,421
Midea Group Co., Ltd. Class A	11,800	79,906
NetEase, Inc. ADR	900	288,864
New Oriental Education & Technology Group, Inc. ADR (a)	149	16,128
Ping An Insurance Group Co. of China, Ltd. Class H	26,100	254,960
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	400	14,563
Shenzhou International Group Holdings, Ltd.	2,800	29,379
TAL Education Group ADR (a)	4,542	241,907
Tencent Holdings, Ltd.	18,400	909,685
Security Description	Shares	Value
Wuliangye Yibin Co., Ltd. Class A	12,600	$202,823
WuXi AppTec Co., Ltd. Class H (b)	4,900	59,578
Wuxi Biologics Cayman, Inc. (a)(b)	10,000	127,699
		5,106,141
HONG KONG — 4.8%
AIA Group, Ltd.	16,600	148,682
China Mobile, Ltd.	13,500	101,197
China Resources Land, Ltd.	4,000	16,330
		266,209
TOTAL COMMON STOCKS (Cost $4,901,826)		5,372,350

SHORT-TERM INVESTMENT — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c) (d) (Cost $100,994)	100,994	100,994
TOTAL INVESTMENTS — 99.9% (Cost $5,002,820)		5,473,344
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		7,304
NET ASSETS — 100.0%		$5,480,648
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.1% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,952,869	$3,419,481	$—	$5,372,350
Short-Term Investment	100,994	—	—	100,994
TOTAL INVESTMENTS	$2,053,863	$3,419,481	$—	$5,473,344
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	146	$146	$349,890	$249,042	$—	$—	100,994	$100,994	$393
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Defensive Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Defensive Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in each Portfolio’s or Fund’s respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020, are disclosed in the Funds' Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.